UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.41%

AUSTRALIA — 20.98%
BWP Trust	25,176	$55,876
Charter Hall Retail REIT	16,206	55,404
Cromwell Group	76,140	62,852
Dexus Property Group	47,094	282,760
Federation Centres	74,256	175,215
Goodman Group	89,472	427,116
GPT Group (The)	92,412	325,286
Investa Office Fund	31,440	94,508
Mirvac Group	189,276	284,479
Novion Property Group	116,232	209,996
Scentre Group	269,946	798,838
Stockland	119,892	408,943
Westfield Corp.	100,848	774,359

		3,955,632
HONG KONG — 26.92%
Champion REIT	120,000	58,813
Hang Lung Properties Ltd.	120,000	353,654
Henderson Land Development Co. Ltd.	60,180	430,004
Hongkong Land Holdings Ltd.	60,000	444,600
Hysan Development Co. Ltd.	36,000	174,350
Kerry Properties Ltd.	33,000	117,046
Link REIT (The)	120,000	812,552
New World Development Co. Ltd.	264,333	315,699
Sino Land Co. Ltd.	156,800	262,906
Sun Hung Kai Properties Ltd.	78,000	1,273,617
Swire Properties Ltd.	61,200	196,939
Wharf Holdings Ltd. (The)	78,200	635,416

		5,075,596
JAPAN — 39.43%
Activia Properties Inc.	12	107,573
Advance Residence Investment Corp.	66	169,404
Aeon Mall Co. Ltd.	5,490	91,745
Daiwa House REIT Investment Corp.	12	58,332
Daiwa Office Investment Corp.	12	69,774
Daiwahouse Residential Investment Corp.	18	84,740
Frontier Real Estate Investment Corp.	24	109,718
Fukuoka REIT Corp.	30	60,682
GLP J-REIT	102	116,184
Hulic Co. Ltd.	15,600	143,297
Industrial & Infrastructure Fund Investment Corp.	12	60,682
Japan Excellent Inc.	54	69,554
Japan Hotel REIT Investment Corp.	138	91,166
Japan Logistics Fund Inc.	42	90,211
Japan Prime Realty Investment Corp.	42	147,312
Japan Real Estate Investment Corp.	66	321,951
Japan Retail Fund Investment Corp.	120	260,707
Kenedix Realty Investment Corp.	18	107,113
Mitsubishi Estate Co. Ltd.	66,000	1,339,216
Mitsui Fudosan Co. Ltd.	50,000	1,277,189
Mori Hills REIT Investment Corp.	66	93,607
MORI TRUST Sogo REIT Inc.	54	112,721
Nippon Accommodations Fund Inc.	24	99,400

Security	Shares	Value

Nippon Building Fund Inc.	72	$355,510
Nippon Prologis REIT Inc.	78	184,201
Nomura Real Estate Holdings Inc.	6,000	101,954
Nomura Real Estate Master Fund Inc.	84	105,621
Nomura Real Estate Office Fund Inc.	18	92,096
NTT Urban Development Corp.	5,400	52,453
Orix JREIT Inc.	102	153,350
Premier Investment Corp.	12	64,257
Sumitomo Realty & Development Co. Ltd.	24,000	773,337
Tokyo Tatemono Co. Ltd.	21,000	143,021
TOKYU REIT Inc.	48	63,747
Top REIT Inc.	12	51,590
United Urban Investment Corp.	132	212,050

		7,435,465
NEW ZEALAND — 0.30%
Kiwi Property Group Ltd.	59,322	56,834

		56,834
SINGAPORE — 11.78%
Ascendas REIT	102,202	185,808
CapitaCommercial Trust	102,000	133,427
CapitaLand Ltd.	132,000	339,487
CapitaMall Trust Management Ltd.[a]	138,400	213,773
CDL Hospitality Trusts	36,000	47,890
City Developments Ltd.	30,000	222,822
Fortune REIT	72,000	80,605
Global Logistic Properties Ltd.	156,000	291,686
Keppel Land Ltd.	36,000	120,789
Keppel REIT[a]	78,000	71,192
Mapletree Commercial Trust	66,000	73,897
Mapletree Industrial Trust	60,200	68,070
Mapletree Logistics Trust	78,240	69,387
Suntec REIT[a]	126,000	175,065
UOL Group Ltd.[b]	24,000	128,062

		2,221,960

TOTAL COMMON STOCKS
(Cost: $18,957,858)		18,745,487

SHORT-TERM INVESTMENTS — 2.49%

MONEY MARKET FUNDS — 2.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	436,578	436,578
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	26,262	26,262

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,644	$6,644

		469,484

TOTAL SHORT-TERM INVESTMENTS (Cost: $469,484)		469,484

TOTAL INVESTMENTS IN SECURITIES — 101.90% (Cost: $19,427,342)		19,214,971
Other Assets, Less Liabilities — (1.90)%		(357,401)

NET ASSETS — 100.00%		$18,857,570

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.94%

HEALTH CARE REITS — 16.79%
HCP Inc.[a]	4,039,625	$191,033,866
Health Care REIT Inc.	2,851,859	233,709,845
Ventas Inc.	2,590,384	206,738,547

		631,482,258
HOTEL & RESORT REITS — 4.06%
Host Hotels & Resorts Inc.	6,667,739	152,624,546

		152,624,546
INDUSTRIAL REITS — 5.28%
Prologis Inc.[a]	4,402,121	198,711,742

		198,711,742
OFFICE REITS — 19.61%
Alexandria Real Estate Equities Inc.	634,942	61,919,544
Boston Properties Inc.	1,348,004	187,102,955
Digital Realty Trust Inc.[a]	1,196,513	87,273,658
Douglas Emmett Inc.	1,194,147	34,009,307
Highwoods Properties Inc.[a]	794,986	37,364,342
Kilroy Realty Corp.	736,796	54,633,423
SL Green Realty Corp.[a]	843,218	106,245,468
Vornado Realty Trust[a]	1,532,777	169,279,892

		737,828,589
RESIDENTIAL REITS — 19.82%
American Campus Communities Inc.[a]	922,625	40,558,595
AvalonBay Communities Inc.	1,152,348	199,344,681
Camden Property Trust[a]	757,326	58,351,968
Equity Residential[a]	3,183,265	247,053,197
Essex Property Trust Inc.[a]	559,630	126,504,361
UDR Inc.	2,224,687	73,993,090

		745,805,892
RETAIL REITS — 27.57%
Federal Realty Investment Trust[a]	597,950	85,967,272
General Growth Properties Inc.[a]	5,526,719	166,796,379
Kimco Realty Corp.[a]	3,610,518	99,830,823
Macerich Co. (The)[a]	1,239,571	106,615,502
Realty Income Corp.[a]	1,964,139	106,672,389
Regency Centers Corp.[a]	817,718	56,062,746
Simon Property Group Inc.	1,515,844	301,137,569
Tanger Factory Outlet Centers Inc.[a]	853,394	33,581,054
Taubman Centers Inc.[a]	527,961	43,266,404
Urban Edge Properties[b]	4,919	116,765
Weingarten Realty Investors[a]	989,590	37,089,833

		1,037,136,736

Security	Shares	Value

SPECIALIZED REITS — 6.81%
Public Storage	1,276,078	$256,287,505

		256,287,505

TOTAL COMMON STOCKS
(Cost: $2,924,596,323)		3,759,877,268

SHORT-TERM INVESTMENTS — 2.93%

MONEY MARKET FUNDS — 2.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	101,257,347	101,257,347
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	6,091,128	6,091,128
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,861,972	2,861,972

		110,210,447

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,210,447)		110,210,447

TOTAL INVESTMENTS IN SECURITIES — 102.87%
(Cost: $3,034,806,770)		3,870,087,715
Other Assets, Less Liabilities — (2.87)%		(108,022,280)

NET ASSETS — 100.00%		$3,762,065,435

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES ® CORE DIVIDEND GROWTH ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 3.90%
General Dynamics Corp.	5,754	$766,490
HEICO Corp.	133	8,070
L-3 Communications Holdings Inc.	1,748	215,214
Lockheed Martin Corp.	8,943	1,684,593
Northrop Grumman Corp.	4,107	644,594
Raytheon Co.	7,317	732,066
United Technologies Corp. Class B	18,430	2,115,395

		6,166,422
AIR FREIGHT & LOGISTICS — 1.46%
C.H. Robinson Worldwide Inc.	2,991	213,019
Expeditors International of Washington Inc.	2,938	128,332
FedEx Corp.	1,252	211,726
United Parcel Service Inc. Class B	17,758	1,755,200

		2,308,277
AUTO COMPONENTS — 0.14%
Autoliv Inc.	2,023	214,559

		214,559
AUTOMOBILES — 0.04%
Thor Industries Inc.	990	55,786

		55,786
BEVERAGES — 5.70%
Brown-Forman Corp. Class B NVS	2,163	192,226
Coca-Cola Co. (The)	103,157	4,246,974
Coca-Cola Enterprises Inc.	5,335	224,603
Dr Pepper Snapple Group Inc.	4,698	363,014
PepsiCo Inc.	42,583	3,993,434

		9,020,251
BUILDING PRODUCTS — 0.07%
A.O. Smith Corp.	885	52,578
Lennox International Inc.	599	58,888

		111,466
CAPITAL MARKETS — 1.84%
Ameriprise Financial Inc.	3,360	419,798
BlackRock Inc.[a]	2,869	976,923
Cohen & Steers Inc.	444	18,684
Eaton Vance Corp. NVS	3,057	123,044
Evercore Partners Inc. Class A	814	38,966
Franklin Resources Inc.	3,495	180,097
Invesco Ltd.	11,229	412,441
Legg Mason Inc.	1,276	70,742
SEI Investments Co.	1,499	60,215
T. Rowe Price Group Inc.	5,702	448,862

Security	Shares	Value

TD Ameritrade Holding Corp.	4,759	$154,144

		2,903,916
CHEMICALS — 2.84%
Air Products and Chemicals Inc.	4,335	631,219
Airgas Inc.	1,384	155,894
Albemarle Corp.	1,528	73,741
Ashland Inc.	779	92,327
Celanese Corp. Series A	2,685	144,346
Ecolab Inc.	2,991	310,376
H.B. Fuller Co.	596	24,525
International Flavors & Fragrances Inc.	1,581	167,760
Monsanto Co.	8,285	977,464
NewMarket Corp.	127	57,108
PPG Industries Inc.	1,746	389,149
Praxair Inc.	6,280	757,305
RPM International Inc.	3,027	144,872
Scotts Miracle-Gro Co. (The) Class A	1,355	85,948
Sensient Technologies Corp.	868	52,948
Sherwin-Williams Co. (The)	762	206,708
Sigma-Aldrich Corp.	848	116,617
Valspar Corp. (The)	1,011	84,348
Westlake Chemical Corp.	488	27,967

		4,500,622
COMMERCIAL BANKS — 0.22%
Bank of the Ozarks Inc.	944	30,614
BOK Financial Corp.	628	33,981
Community Bank System Inc.	1,360	45,737
Cullen/Frost Bankers Inc.	1,643	102,359
First Interstate BancSystem Inc.	531	12,691
Prosperity Bancshares Inc.	1,113	50,964
UMB Financial Corp.	664	32,217
Westamerica Bancorp	864	35,148

		343,711
COMMERCIAL SERVICES & SUPPLIES — 1.18%
ABM Industries Inc.	1,239	35,770
ADT Corp. (The)	4,588	157,827
Brady Corp. Class A	1,544	40,406
Cintas Corp.	1,208	95,070
G&K Services Inc. Class A	395	27,689
Healthcare Services Group Inc.	1,759	55,426
Matthews International Corp. Class A	347	16,077
MSA Safety Inc.	785	34,273
Republic Services Inc.	7,585	300,973
Rollins Inc.	899	29,712
Tyco International PLC	7,457	304,320
Waste Connections Inc.	1,562	67,510
Waste Management Inc.	13,657	702,379

		1,867,432
COMMUNICATIONS EQUIPMENT — 1.74%
Harris Corp.	2,963	198,906
QUALCOMM Inc.	40,826	2,549,992

		2,748,898

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2015

Security	Shares	Value

CONTAINERS & PACKAGING — 0.30%
AptarGroup Inc.	1,160	$73,208
Bemis Co. Inc.	2,641	116,996
Rock-Tenn Co. Class A	1,884	122,272
Silgan Holdings Inc.	528	27,144
Sonoco Products Co.	3,133	138,479

		478,099
DISTRIBUTORS — 0.21%
Genuine Parts Co.	3,617	336,164

		336,164
DIVERSIFIED CONSUMER SERVICES — 0.01%
DeVry Education Group Inc.	429	18,194

		18,194
DIVERSIFIED FINANCIAL SERVICES — 0.41%
CBOE Holdings Inc.	1,173	75,623
MarketAxess Holdings Inc.	365	27,729
McGraw Hill Financial Inc.	3,733	333,880
Moody’s Corp.	2,257	206,132

		643,364
ELECTRIC UTILITIES — 2.50%
Cleco Corp.	1,888	102,632
Edison International	7,553	514,737
ITC Holdings Corp.	2,760	117,410
MGE Energy Inc.	903	41,448
NextEra Energy Inc.	13,016	1,421,868
Northeast Utilities	10,104	561,580
OGE Energy Corp.	6,003	211,185
Portland General Electric Co.	2,446	97,106
Westar Energy Inc.	4,872	208,132
Xcel Energy Inc.	18,203	683,159

		3,959,257
ELECTRICAL EQUIPMENT — 1.73%
Eaton Corp. PLC	14,505	915,120
Emerson Electric Co.	22,126	1,259,854
Franklin Electric Co. Inc.	393	13,445
Hubbell Inc. Class B	1,213	128,626
Regal Beloit Corp.	601	41,379
Rockwell Automation Inc.	3,466	377,517

		2,735,941
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.36%
AVX Corp.	1,479	19,123
Littelfuse Inc.	243	23,994
TE Connectivity Ltd.	7,820	519,170

		562,287
ENERGY EQUIPMENT & SERVICES — 0.08%
CARBO Ceramics Inc.[b]	770	25,240
Core Laboratories NV	836	77,539

Security	Shares	Value

RPC Inc.	2,308	$28,781

		131,560
FOOD & STAPLES RETAILING — 4.96%
Andersons Inc. (The)	239	10,750
Casey’s General Stores Inc.	391	35,698
Costco Wholesale Corp.	4,606	658,612
CVS Health Corp.	14,599	1,433,038
Kroger Co. (The)	6,212	428,939
Sysco Corp.	17,999	705,021
Wal-Mart Stores Inc.	38,185	3,244,961
Walgreens Boots Alliance Inc.	17,973	1,325,509

		7,842,528
FOOD PRODUCTS — 2.37%
Archer-Daniels-Midland Co.	12,627	588,797
Bunge Ltd.	2,288	204,845
Flowers Foods Inc.	4,918	96,196
General Mills Inc.	19,852	1,041,833
Hershey Co. (The)	3,369	344,346
Hormel Foods Corp.	2,195	112,428
J&J Snack Foods Corp.	194	19,035
J.M. Smucker Co. (The)	2,729	281,496
Kellogg Co.	7,993	524,181
Lancaster Colony Corp.	393	35,343
McCormick & Co. Inc. NVS	2,764	197,322
Mead Johnson Nutrition Co. Class A	3,152	310,440

		3,756,262
GAS UTILITIES — 0.71%
Atmos Energy Corp.	3,052	173,689
Laclede Group Inc. (The)	1,564	84,081
National Fuel Gas Co.	2,019	128,065
New Jersey Resources Corp.	1,327	84,769
Piedmont Natural Gas Co.	2,749	109,658
Questar Corp.	5,714	148,278
South Jersey Industries Inc.	1,137	66,230
Southwest Gas Corp.	1,235	75,903
UGI Corp.	4,194	155,136
WGL Holdings Inc.	1,722	97,293

		1,123,102
HEALTH CARE EQUIPMENT & SUPPLIES — 2.99%
Abbott Laboratories	31,147	1,394,140
Baxter International Inc.	16,150	1,135,506
Becton, Dickinson and Co.	3,213	443,651
C.R. Bard Inc.	410	70,122
Cantel Medical Corp.	101	4,098
Medtronic PLC	17,104	1,221,226
Steris Corp.	869	56,676
Stryker Corp.	4,126	375,672
West Pharmaceutical Services Inc.	635	31,312

		4,732,403
HEALTH CARE PROVIDERS & SERVICES — 1.80%
AmerisourceBergen Corp.	2,778	264,049
Cardinal Health Inc.	5,911	491,736
Chemed Corp.	144	14,564

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2015

Security	Shares	Value

McKesson Corp.	1,121	$238,381
Omnicare Inc.	1,167	87,502
Owens & Minor Inc.	1,945	66,577
Patterson Companies Inc.	1,487	74,484
UnitedHealth Group Inc.	15,153	1,610,006

		2,847,299
HOTELS, RESTAURANTS & LEISURE — 4.14%
Bob Evans Farms Inc.	618	34,837
Brinker International Inc.	1,346	78,647
Cracker Barrel Old Country Store Inc.	768	103,304
International Speedway Corp. Class A	233	6,778
Marriott International Inc./MD Class A	2,305	171,723
McDonald’s Corp.	38,417	3,551,267
Starbucks Corp.	12,074	1,056,837
Wendy’s Co. (The)	7,304	76,984
Wyndham Worldwide Corp.	2,182	182,830
Wynn Resorts Ltd.	3,473	513,830
Yum! Brands Inc.	10,582	764,867

		6,541,904
HOUSEHOLD DURABLES — 0.26%
Garmin Ltd.	4,422	231,536
Leggett & Platt Inc.	4,319	184,119

		415,655
HOUSEHOLD PRODUCTS — 4.60%
Church & Dwight Co. Inc.	2,265	183,284
Clorox Co. (The)	4,042	431,322
Colgate-Palmolive Co.	18,683	1,261,476
Kimberly-Clark Corp.	11,051	1,193,066
Procter & Gamble Co. (The)	49,608	4,181,458
WD-40 Co.	253	20,761

		7,271,367
INDUSTRIAL CONGLOMERATES — 4.34%
3M Co.	14,483	2,350,591
Carlisle Companies Inc.	775	69,502
General Electric Co.	182,685	4,364,345
Roper Industries Inc.	546	84,269

		6,868,707
INSURANCE — 4.20%
ACE Ltd.	7,818	844,031
Aflac Inc.	12,297	701,913
Allied World Assurance Co. Holdings Ltd.	2,457	95,012
American Equity Investment Life Holding Co.	624	15,918
American Financial Group Inc.	1,290	74,872
AmTrust Financial Services Inc.	425	21,514
Assurant Inc.	1,186	75,323
Axis Capital Holdings Ltd.	2,325	118,342
Brown & Brown Inc.	1,682	51,890
Chubb Corp. (The)	4,811	470,997
Cincinnati Financial Corp.	5,277	266,541
Erie Indemnity Co. Class A	715	61,962
First American Financial Corp.	3,299	112,232
HCC Insurance Holdings Inc.	2,254	120,228

Security	Shares	Value

Horace Mann Educators Corp.	1,251	$38,118
Marsh & McLennan Companies Inc.	11,030	593,083
Montpelier Re Holdings Ltd.	915	32,144
PartnerRe Ltd.	1,211	138,538
Primerica Inc.	505	25,068
Principal Financial Group Inc.	7,432	348,784
Protective Life Corp.	1,056	73,867
Prudential Financial Inc.	12,815	972,402
Reinsurance Group of America Inc.	1,117	92,499
RenaissanceRe Holdings Ltd.	482	46,094
RLI Corp.	608	28,521
StanCorp Financial Group Inc.	858	53,230
Symetra Financial Corp.	1,792	36,396
Torchmark Corp.	1,273	63,739
Travelers Companies Inc. (The)	7,280	748,530
Unum Group	5,282	164,059
Validus Holdings Ltd.	2,774	109,989
WR Berkley Corp.	888	43,503

		6,639,339
IT SERVICES — 4.67%
Accenture PLC Class A	15,950	1,340,279
Automatic Data Processing Inc.	10,049	829,344
Broadridge Financial Solutions Inc.	3,105	149,009
International Business Machines Corp.	26,361	4,041,405
Jack Henry & Associates Inc.	1,225	75,178
Visa Inc. Class A	3,732	951,324

		7,386,539
LEISURE EQUIPMENT & PRODUCTS — 0.20%
Hasbro Inc.	3,675	201,831
Polaris Industries Inc.	838	121,166

		322,997
LIFE SCIENCES TOOLS & SERVICES — 0.03%
Bio-Techne Corp.	545	50,696

		50,696
MACHINERY — 3.90%
Caterpillar Inc.	19,005	1,519,830
CLARCOR Inc.	644	40,269
Crane Co.	1,239	75,517
Cummins Inc.	3,860	538,316
Deere & Co.	10,239	872,261
Donaldson Co. Inc.	2,340	85,550
Dover Corp.	3,893	272,666
Flowserve Corp.	1,588	86,530
Graco Inc.	874	62,264
Hillenbrand Inc.	1,607	50,476
IDEX Corp.	1,241	89,786
Illinois Tool Works Inc.	7,726	719,213
ITT Corp.	1,069	38,281
Lincoln Electric Holdings Inc.	1,089	73,954
Nordson Corp.	721	52,532
PACCAR Inc.	4,791	287,987
Pall Corp.	1,446	139,915
Parker-Hannifin Corp.	3,136	365,219
Pentair PLC	3,867	239,019
Snap-on Inc.	961	127,534
Stanley Black & Decker Inc.	3,618	338,826

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2015

Security	Shares	Value

Tennant Co.	230	$14,998
Toro Co. (The)	752	48,812
Valmont Industries Inc.	289	34,715

		6,174,470
MEDIA — 3.32%
Comcast Corp. Class A	43,624	2,318,398
John Wiley & Sons Inc. Class A	1,000	61,960
Meredith Corp.	1,252	65,179
Omnicom Group Inc.	6,715	488,852
Time Warner Cable Inc.	6,037	821,817
Time Warner Inc.	13,340	1,039,586
Viacom Inc. Class B NVS	7,000	450,940

		5,246,732
METALS & MINING — 0.36%
Compass Minerals International Inc.	1,040	90,896
Globe Specialty Metals Inc.	1,184	18,257
Nucor Corp.	9,296	405,771
Royal Gold Inc.	842	61,011

		575,935
MULTI-UTILITIES — 3.19%
Alliant Energy Corp.	3,724	255,504
Black Hills Corp.	1,385	69,471
CMS Energy Corp.	9,319	351,606
Dominion Resources Inc.	20,336	1,563,635
DTE Energy Co.	6,245	559,927
MDU Resources Group Inc.	6,347	143,506
NorthWestern Corp.	1,444	83,405
Public Service Enterprise Group Inc.	19,048	812,969
Sempra Energy	5,855	655,291
Vectren Corp.	2,966	142,131
Wisconsin Energy Corp.	7,244	403,998

		5,041,443
MULTILINE RETAIL — 1.09%
Family Dollar Stores Inc.	1,573	119,705
Nordstrom Inc.	2,654	202,235
Target Corp.	18,955	1,395,278

		1,717,218
OIL, GAS & CONSUMABLE FUELS — 6.11%
Cimarex Energy Co.	588	60,682
EOG Resources Inc.	4,438	395,115
Exxon Mobil Corp.	54,714	4,783,098
Marathon Oil Corp.	22,477	597,888
Murphy Oil Corp.	5,400	242,514
Occidental Petroleum Corp.	29,816	2,385,280
Phillips 66	17,198	1,209,363

		9,673,940
PAPER & FOREST PRODUCTS — 0.43%
International Paper Co.	12,910	679,841

		679,841

Security	Shares	Value

PERSONAL PRODUCTS — 0.19%
Estee Lauder Companies Inc. (The) Class A	3,073	$216,923
Nu Skin Enterprises Inc. Class A	1,954	80,075

		296,998
PHARMACEUTICALS — 7.07%
AbbVie Inc.	41,405	2,498,792
Johnson & Johnson	42,693	4,275,277
Perrigo Co. PLC	393	59,634
Pfizer Inc.	139,111	4,347,218

		11,180,921
PROFESSIONAL SERVICES — 0.21%
Corporate Executive Board Co. (The)	517	35,425
Dun & Bradstreet Corp. (The)	569	65,497
Equifax Inc.	1,572	132,771
Robert Half International Inc.	1,831	106,308

		340,001
ROAD & RAIL — 2.18%
CSX Corp.	19,076	635,231
J.B. Hunt Transport Services Inc.	972	77,381
Norfolk Southern Corp.	7,243	738,568
Ryder System Inc.	944	78,154
Union Pacific Corp.	16,361	1,917,673

		3,447,007
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.56%
Altera Corp.	6,201	204,168
Analog Devices Inc.	8,679	452,219
Applied Materials Inc.	21,484	490,695
Broadcom Corp. Class A	6,356	269,717
KLA-Tencor Corp.	4,991	306,797
Linear Technology Corp.	5,932	266,584
Microchip Technology Inc.	6,767	305,192
Texas Instruments Inc.	27,696	1,480,351
Xilinx Inc.	6,938	267,633

		4,043,356
SOFTWARE — 3.77%
Activision Blizzard Inc.	5,081	106,168
FactSet Research Systems Inc.	470	67,487
Microsoft Corp.	100,809	4,072,684
Oracle Corp.	39,696	1,662,865
Solera Holdings Inc.	1,162	59,959

		5,969,163
SPECIALTY RETAIL — 3.73%
Aaron’s Inc.	235	7,440
Best Buy Co. Inc.	6,450	227,040
Chico’s FAS Inc.	3,194	53,276
Finish Line Inc. (The) Class A	612	14,443
Gap Inc. (The)	6,287	258,962
Group 1 Automotive Inc.	194	15,596
Home Depot Inc. (The)	26,173	2,732,985
Lithia Motors Inc. Class A	194	16,432

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

January 31, 2015

Security	Shares	Value

Lowe’s Companies Inc.	14,315	$969,984
Monro Muffler Brake Inc.	302	17,256
PetSmart Inc.	1,069	87,343
Rent-A-Center Inc.	1,685	57,762
Ross Stores Inc.	1,973	180,944
Staples Inc.	21,745	370,752
Tiffany & Co.	1,728	149,714
TJX Companies Inc. (The)	7,861	518,354
Tractor Supply Co.	1,188	96,430
Williams-Sonoma Inc.	1,649	129,034

		5,903,747
TEXTILES, APPAREL & LUXURY GOODS — 1.00%
Coach Inc.	11,613	431,887
Columbia Sportswear Co.	384	16,320
Nike Inc. Class B	7,190	663,278
Ralph Lauren Corp.	633	105,641
VF Corp.	5,237	363,291

		1,580,417
TRADING COMPANIES & DISTRIBUTORS — 0.46%
Applied Industrial Technologies Inc.	952	38,489
Fastenal Co.	6,216	275,991
GATX Corp.	1,134	64,808
MSC Industrial Direct Co. Inc. Class A	1,072	80,475
W.W. Grainger Inc.	1,132	266,971

		726,734
WATER UTILITIES — 0.26%
American States Water Co.	1,000	39,640
American Water Works Co. Inc.	4,445	249,542
Aqua America Inc.	4,694	126,973

		416,155

TOTAL COMMON STOCKS
(Cost: $158,404,997)		157,919,082

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[a,c,d]	19,146	19,146
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[a,c,d]	1,152	1,152

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	176,895	$176,895

		197,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $197,193)		197,193

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $158,602,190)		158,116,275
Other Assets, Less Liabilities — 0.05%		79,886

NET ASSETS — 100.00%		$158,196,161

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of January 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	3	Mar. 2015	Chicago Mercantile	$298,260	$(5,654)

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.26%
Lockheed Martin Corp.	368,424	$69,400,029

		69,400,029
BEVERAGES — 3.70%
Coca-Cola Co. (The)	4,963,945	204,365,616

		204,365,616
CAPITAL MARKETS — 0.11%
Federated Investors Inc. Class B	126,913	4,011,719
Greenhill & Co. Inc.	48,741	1,797,568

		5,809,287
CHEMICALS — 0.04%
Innophos Holdings Inc.	33,684	2,005,545

		2,005,545
COMMERCIAL BANKS — 0.07%
Trustmark Corp.	115,639	2,470,049
Westamerica Bancorp	35,505	1,444,343

		3,914,392
COMMERCIAL SERVICES & SUPPLIES — 0.75%
Republic Services Inc.	310,372	12,315,561
Waste Management Inc.	564,946	29,055,173

		41,370,734
COMMUNICATIONS EQUIPMENT — 2.97%
Cisco Systems Inc.	6,210,738	163,746,107

		163,746,107
DIVERSIFIED TELECOMMUNICATION SERVICES — 15.49%
AT&T Inc.	12,610,781	415,146,911
CenturyLink Inc.	1,379,807	51,287,426
Verizon Communications Inc.	8,486,894	387,935,925

		854,370,262
ELECTRIC UTILITIES — 6.86%
American Electric Power Co. Inc.	765,682	48,092,486
Duke Energy Corp.	1,174,556	102,350,810
Great Plains Energy Inc.	243,144	7,189,768
IDACORP Inc.	64,806	4,400,976
NextEra Energy Inc.	536,260	58,581,042
Northeast Utilities	415,125	23,072,648
Pinnacle West Capital Corp.	173,012	12,141,982
Southern Co. (The)	1,693,917	85,915,470
Westar Energy Inc.	199,928	8,540,924

Security	Shares	Value

Xcel Energy Inc.	753,153	$28,265,832

		378,551,938
ELECTRICAL EQUIPMENT — 0.94%
Emerson Electric Co.	912,154	51,938,049

		51,938,049
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.01%
AVX Corp.	60,945	788,019

		788,019
ENERGY EQUIPMENT & SERVICES — 0.02%
Frank’s International NV	57,539	941,913

		941,913
FOOD & STAPLES RETAILING — 0.53%
Sysco Corp.	744,479	29,161,242

		29,161,242
FOOD PRODUCTS — 2.28%
General Mills Inc.	818,797	42,970,466
Kellogg Co.	328,351	21,533,259
Kraft Foods Group Inc.	934,341	61,049,841

		125,553,566
GAS UTILITIES — 0.24%
Piedmont Natural Gas Co.	113,342	4,521,212
Questar Corp.	234,968	6,097,420
South Jersey Industries Inc.	46,798	2,725,984

		13,344,616
HOTELS, RESTAURANTS & LEISURE — 2.72%
Cracker Barrel Old Country Store Inc.	31,800	4,277,418
McDonald’s Corp.	1,578,878	145,951,482

		150,228,900
HOUSEHOLD DURABLES — 0.14%
Leggett & Platt Inc.	177,314	7,558,896

		7,558,896
HOUSEHOLD PRODUCTS — 6.28%
Clorox Co. (The)	165,912	17,704,469
Kimberly-Clark Corp.	455,582	49,184,633
Procter & Gamble Co. (The)	3,318,395	279,707,515

		346,596,617
INDUSTRIAL CONGLOMERATES — 6.50%
General Electric Co.	15,013,265	358,666,901

		358,666,901
INSURANCE — 0.34%
Cincinnati Financial Corp.	215,870	10,903,594

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

January 31, 2015

Security	Shares	Value

Erie Indemnity Co. Class A	29,334	$2,542,084
OneBeacon Insurance Group Ltd. Class A	55,748	881,376
Validus Holdings Ltd.	114,522	4,540,797

		18,867,851
IT SERVICES — 0.57%
Paychex Inc.	458,603	20,756,372
Western Union Co.	628,555	10,685,435

		31,441,807
LEISURE EQUIPMENT & PRODUCTS — 0.15%
Hasbro Inc.	150,783	8,281,002

		8,281,002
MULTI-UTILITIES — 4.10%
Alliant Energy Corp.	152,588	10,469,063
CMS Energy Corp.	381,186	14,382,148
Consolidated Edison Inc.	499,604	34,612,565
Dominion Resources Inc.	837,763	64,415,597
DTE Energy Co.	256,574	23,004,425
PG&E Corp.	717,016	42,167,711
SCANA Corp.	227,806	14,527,189
Vectren Corp.	121,899	5,841,400
Wisconsin Energy Corp.	297,833	16,610,146

		226,030,244
OIL, GAS & CONSUMABLE FUELS — 22.83%
Chevron Corp.	3,312,556	339,636,367
ConocoPhillips	2,429,128	152,986,481
Exxon Mobil Corp.	5,658,234	494,642,816
Kinder Morgan Inc.	3,256,251	133,669,104
Occidental Petroleum Corp.	1,225,140	98,011,200
Spectra Energy Corp.	1,215,220	40,636,957

		1,259,582,925
PAPER & FOREST PRODUCTS — 0.51%
International Paper Co.	534,250	28,133,605

		28,133,605
PHARMACEUTICALS — 10.44%
Eli Lilly and Co.	1,161,183	83,605,176
Merck & Co. Inc.	3,591,760	216,511,293
Pfizer Inc.	8,830,110	275,940,937

		576,057,406
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.49%
Maxim Integrated Products Inc.	445,939	14,756,122
Microchip Technology Inc.	276,605	12,474,885

		27,231,007

SOFTWARE — 0.25%
CA Inc.	459,186	13,913,336

		13,913,336

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.32%
Coach Inc.	476,942	$17,737,473

		17,737,473
THRIFTS & MORTGAGE FINANCE — 0.34%
New York Community Bancorp Inc.	1,220,216	18,852,338

		18,852,338
TOBACCO — 8.60%
Altria Group Inc.	3,531,159	187,504,543
Philip Morris International Inc.	3,117,217	250,125,492
Reynolds American Inc.	540,813	36,748,243

		474,378,278

TOTAL COMMON STOCKS
(Cost: $5,452,449,548)		5,508,819,901

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	6,682,511	6,682,511

		6,682,511

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,682,511)		6,682,511

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $5,459,132,059)		5,515,502,412
Other Assets, Less Liabilities — 0.03%		1,852,980

NET ASSETS — 100.00%		$5,517,355,392

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of January 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	74	Mar. 2015	Chicago Mercantile	$7,357,080	$(105,705)

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 2.63%
Alliant Techsystems Inc.[a]	1,372	$178,785
B/E Aerospace Inc.[a]	4,620	269,484
Boeing Co. (The)	29,360	4,268,063
Curtiss-Wright Corp.	2,119	140,977
DigitalGlobe Inc.[a,b]	3,045	81,880
Esterline Technologies Corp.[a]	1,365	153,003
Exelis Inc.	8,151	139,464
General Dynamics Corp.	13,890	1,850,287
HEICO Corp.	2,493	151,275
Hexcel Corp.[b]	4,100	181,343
Honeywell International Inc.	34,672	3,389,535
Huntington Ingalls Industries Inc.	2,191	255,471
KLX Inc.[a]	2,438	95,838
L-3 Communications Holdings Inc.	3,799	467,733
Lockheed Martin Corp.	11,916	2,244,617
Moog Inc. Class Aa	1,809	127,173
Northrop Grumman Corp.	8,946	1,404,075
Precision Castparts Corp.	6,344	1,269,434
Raytheon Co.	13,713	1,371,986
Rockwell Collins Inc.	5,967	510,894
Spirit AeroSystems Holdings Inc. Class Aa	5,741	258,575
Teledyne Technologies Inc.[a]	1,648	156,626
Textron Inc.	12,045	512,635
TransDigm Group Inc.	2,198	451,755
Triumph Group Inc.	2,340	133,520
United Technologies Corp. Class B	37,523	4,306,890
Vectrus Inc.[a]	455	12,667

		24,383,985
AIR FREIGHT & LOGISTICS — 0.64%
C.H. Robinson Worldwide Inc.	6,495	462,574
Expeditors International of Washington Inc.	8,426	368,048
FedEx Corp.	11,622	1,965,397
Hub Group Inc. Class Aa	1,558	52,037
United Parcel Service Inc. Class B	30,885	3,052,673

		5,900,729

AIRLINES — 0.72%
Alaska Air Group Inc.	5,920	401,790
American Airlines Group Inc.	31,850	1,563,198
Delta Air Lines Inc.	37,183	1,759,128
JetBlue Airways Corp.[a,b]	11,312	189,928
Southwest Airlines Co.	30,193	1,364,120
Spirit Airlines Inc.[a]	3,265	242,067
United Continental Holdings Inc.[a]	16,424	1,139,333

		6,659,564
AUTO COMPONENTS — 0.56%
Autoliv Inc.	4,082	432,937
BorgWarner Inc.	9,999	540,046
Cooper Tire & Rubber Co.	2,298	79,948
Dana Holding Corp.	7,762	161,993
Delphi Automotive PLC	13,069	898,232

Security	Shares	Value

Gentex Corp.	12,818	$213,933
Goodyear Tire & Rubber Co. (The)	12,166	294,904
Johnson Controls Inc.	29,390	1,365,753
Lear Corp.	3,541	355,339
Tenneco Inc.[a]	2,659	136,726
TRW Automotive Holdings Corp.[a]	4,873	502,747
Visteon Corp.[a]	1,937	187,792

		5,170,350
AUTOMOBILES — 0.65%
Ford Motor Co.	170,801	2,512,483
General Motors Co.	59,626	1,945,000
Harley-Davidson Inc.	9,484	585,163
Tesla Motors Inc.[a,b]	4,272	869,779
Thor Industries Inc.	1,945	109,601

		6,022,026
BEVERAGES — 1.86%
Brown-Forman Corp. Class B NVS	6,969	619,335
Coca-Cola Co. (The)	174,564	7,186,800
Coca-Cola Enterprises Inc.	9,968	419,653
Constellation Brands Inc. Class Aa	7,493	827,602
Dr Pepper Snapple Group Inc.	8,642	667,767
Molson Coors Brewing Co. Class B NVS	6,986	530,447
Monster Beverage Corp.[a]	6,393	747,661
PepsiCo Inc.	66,163	6,204,766

		17,204,031
BIOTECHNOLOGY — 3.14%
Alexion Pharmaceuticals Inc.[a]	8,748	1,602,983
Alkermes PLC[a]	6,577	475,188
Alnylam Pharmaceuticals Inc.[a]	2,966	278,300
Amgen Inc.	33,647	5,123,092
Biogen Idec Inc.[a]	10,459	4,070,224
BioMarin Pharmaceutical Inc.[a]	6,899	670,307
Celgene Corp.[a,b]	35,353	4,212,663
Cepheid[a,b]	3,252	183,771
Gilead Sciences Inc.[a]	66,685	6,990,589
Incyte Corp.[a]	6,808	542,666
Intercept Pharmaceuticals Inc.[a,b]	579	116,396
Isis Pharmaceuticals Inc.[a,b]	5,143	352,347
MannKind Corp.[a,b]	12,489	79,305
Medivation Inc.[a]	3,475	378,149
Myriad Genetics Inc.[a,b]	3,290	123,112
NPS Pharmaceuticals Inc.[a]	4,431	203,206
PDL BioPharma Inc.	7,902	57,606
Pharmacyclics Inc.[a,b]	2,687	453,431
Puma Biotechnology Inc.[a]	933	196,938
Regeneron Pharmaceuticals Inc.[a]	3,290	1,370,811
Seattle Genetics Inc.[a,b]	4,411	137,447
United Therapeutics Corp.[a,b]	2,020	285,083
Vertex Pharmaceuticals Inc.[a]	10,644	1,172,330

		29,075,944
BUILDING PRODUCTS — 0.19%
A.O. Smith Corp.	3,431	203,836
Allegion PLC	4,290	231,703
Armstrong World Industries Inc.[a]	2,114	107,180
Fortune Brands Home & Security Inc.	6,992	313,172

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

Lennox International Inc.	2,020	$198,586
Masco Corp.	15,767	391,652
Owens Corning	5,352	214,347
USG Corp.[a]	3,771	114,827

		1,775,303
CAPITAL MARKETS — 2.06%
Affiliated Managers Group Inc.[a]	2,478	509,278
Ameriprise Financial Inc.	8,145	1,017,636
Bank of New York Mellon Corp. (The)	49,970	1,798,920
BlackRock Inc.[c]	5,639	1,920,136
Charles Schwab Corp. (The)	50,603	1,314,666
E*TRADE Financial Corp.[a]	12,739	293,634
Eaton Vance Corp. NVS	5,355	215,539
Federated Investors Inc. Class B	4,096	129,475
Financial Engines Inc.	2,234	80,201
Franklin Resources Inc.	17,384	895,797
Goldman Sachs Group Inc. (The)	17,946	3,094,070
Invesco Ltd.	19,112	701,984
Janus Capital Group Inc.	6,588	115,553
Legg Mason Inc.	4,587	254,303
LPL Financial Holdings Inc.	3,472	142,873
Morgan Stanley	67,737	2,290,188
Northern Trust Corp.	9,860	644,647
NorthStar Asset Management Group Inc.	8,208	173,763
Raymond James Financial Inc.	5,498	289,305
SEI Investments Co.	5,776	232,022
State Street Corp.	18,490	1,322,220
Stifel Financial Corp.[a,b]	2,926	137,961
T. Rowe Price Group Inc.	11,529	907,563
TD Ameritrade Holding Corp.	12,200	395,158
Waddell & Reed Financial Inc. Class A	3,764	168,288

		19,045,180
CHEMICALS — 2.44%
Air Products and Chemicals Inc.	8,463	1,232,297
Airgas Inc.	2,915	328,346
Albemarle Corp.	4,869	234,978
Ashland Inc.	2,826	334,937
Axiall Corp.	3,084	136,467
Cabot Corp.	2,961	125,576
Celanese Corp. Series A	6,896	370,729
CF Industries Holdings Inc.	2,191	669,088
Chemtura Corp.[a,b]	3,458	75,350
Cytec Industries Inc.	3,040	145,890
Dow Chemical Co. (The)	49,072	2,216,091
E.I. du Pont de Nemours and Co.	40,122	2,857,088
Eastman Chemical Co.	6,621	469,363
Ecolab Inc.	11,895	1,234,344
FMC Corp.	5,835	335,512
H.B. Fuller Co.	2,170	89,295
Huntsman Corp.	9,169	201,351
International Flavors & Fragrances Inc.	3,606	382,633
LyondellBasell Industries NV Class A	18,404	1,455,572
Minerals Technologies Inc.	1,544	100,870
Monsanto Co.	21,455	2,531,261
Mosaic Co. (The)	14,053	684,241
NewMarket Corp.	490	220,338
Olin Corp.	3,622	90,804
Platform Specialty Products Corp.[a,b]	5,353	112,413
PolyOne Corp.	4,148	147,627

Security	Shares	Value

PPG Industries Inc.	6,056	$1,349,761
Praxair Inc.	12,884	1,553,682
RPM International Inc.	5,847	279,837
Scotts Miracle-Gro Co. (The) Class A	1,966	124,703
Sensient Technologies Corp.	2,184	133,224
Sherwin-Williams Co. (The)	3,602	977,115
Sigma-Aldrich Corp.	5,238	720,330
Valspar Corp. (The)	3,366	280,825
W.R. Grace & Co.[a]	3,263	282,837
Westlake Chemical Corp.	1,770	101,439

		22,586,214
COMMERCIAL BANKS — 5.27%
Associated Banc-Corp.	6,366	107,012
BancorpSouth Inc.	3,675	72,949
Bank of America Corp.	464,789	7,041,553
Bank of Hawaii Corp.	1,983	111,960
BankUnited Inc.	4,692	129,781
BB&T Corp.	32,083	1,132,209
BOK Financial Corp.	908	49,132
Cathay General Bancorp	3,239	77,380
CIT Group Inc.	8,232	360,726
Citigroup Inc.	133,929	6,287,967
City National Corp.	2,090	181,182
Comerica Inc.	8,054	334,241
Commerce Bancshares Inc.	3,777	151,080
Cullen/Frost Bankers Inc.	2,504	155,999
East West Bancorp Inc.	6,167	223,122
F.N.B. Corp.	7,744	92,928
Fifth Third Bancorp	36,061	623,855
First Financial Bankshares Inc.	2,722	67,233
First Horizon National Corp.	10,621	137,967
First Niagara Financial Group Inc.	15,780	128,134
First Republic Bank	5,534	281,791
FirstMerit Corp.	7,276	119,217
Fulton Financial Corp.	8,186	91,274
Glacier Bancorp Inc.	3,181	70,841
Hancock Holding Co.	3,629	94,753
Huntington Bancshares Inc.	36,694	367,674
IBERIABANK Corp.	1,550	84,646
International Bancshares Corp.	2,500	56,275
Investors Bancorp Inc.	15,534	171,029
JPMorgan Chase & Co.	165,401	8,994,506
KeyCorp	38,325	497,842
M&T Bank Corp.	5,885	665,947
MB Financial Inc.	2,883	81,906
PNC Financial Services Group Inc. (The)[c]	23,318	1,971,304
Popular Inc.[a]	4,550	140,277
PrivateBancorp Inc.	2,998	90,959
Prosperity Bancshares Inc.	2,534	116,032
Regions Financial Corp.	61,229	532,692
Signature Bank[a]	2,241	262,488
SunTrust Banks Inc.	23,094	887,271
Susquehanna Bancshares Inc.	8,094	102,065
SVB Financial Group[a]	2,209	249,396
Synovus Financial Corp.	6,191	159,542
TCF Financial Corp.	7,197	105,796
Texas Capital Bancshares Inc.[a,b]	2,074	84,723
Trustmark Corp.	2,925	62,478
U.S. Bancorp	79,279	3,322,583
UMB Financial Corp.	1,610	78,117
Umpqua Holdings Corp.	9,461	146,740

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

United Bankshares Inc./WV	2,802	$94,736
Valley National Bancorp	10,274	93,288
Webster Financial Corp.	3,937	120,197
Wells Fargo & Co.	208,836	10,842,765
Wintrust Financial Corp.	2,053	89,244
Zions Bancorp	8,980	215,161

		48,811,965
COMMERCIAL SERVICES & SUPPLIES — 0.56%
ADT Corp. (The)	7,737	266,153
Cintas Corp.	4,264	335,577
Civeo Corp.	4,602	13,484
Clean Harbors Inc.[a,b]	2,493	117,969
Copart Inc.[a]	5,007	183,256
Covanta Holding Corp.	5,813	118,818
Deluxe Corp.	2,230	144,794
Healthcare Services Group Inc.	2,967	93,490
Herman Miller Inc.	2,531	73,526
HNI Corp.	2,046	100,765
KAR Auction Services Inc.	6,071	207,082
MSA Safety Inc.	1,355	59,159
Pitney Bowes Inc.	8,937	214,309
R.R. Donnelley & Sons Co.	8,767	144,392
Republic Services Inc.	11,139	441,995
Rollins Inc.	2,821	93,234
Stericycle Inc.[a]	3,809	500,084
Tetra Tech Inc.	2,845	65,520
Tyco International PLC	18,462	753,434
United Stationers Inc.	1,783	71,873
Waste Connections Inc.	5,481	236,889
Waste Management Inc.	18,778	965,753

		5,201,556
COMMUNICATIONS EQUIPMENT — 1.52%
ARRIS Group Inc.[a]	6,007	157,503
Aruba Networks Inc.[a,b]	4,863	80,629
Brocade Communications Systems Inc.	18,690	207,833
Ciena Corp.[a,b]	4,480	82,970
Cisco Systems Inc.	226,075	5,960,467
CommScope Holding Co. Inc.[a]	3,858	108,429
EchoStar Corp. Class Aa	1,991	103,870
F5 Networks Inc.[a]	3,225	359,974
Finisar Corp.[a,b]	4,098	74,338
Harris Corp.	4,650	312,154
InterDigital Inc.	1,786	89,264
JDS Uniphase Corp.[a]	10,380	126,117
Juniper Networks Inc.	17,016	386,774
Motorola Solutions Inc.	9,382	585,531
Palo Alto Networks Inc.[a]	3,005	379,802
Plantronics Inc.	1,889	86,573
Polycom Inc.[a]	6,253	83,165
QUALCOMM Inc.	73,541	4,593,371
Riverbed Technology Inc.[a]	7,202	148,217
ViaSat Inc.[a]	1,876	105,469

		14,032,450
COMPUTERS & PERIPHERALS — 4.25%
3D Systems Corp.[a,b]	4,542	132,081
Apple Inc.	259,451	30,397,279
Diebold Inc.	2,792	87,110

Security	Shares	Value

Electronics For Imaging Inc.[a]	2,047	$79,117
EMC Corp.	90,138	2,337,278
Hewlett-Packard Co.	82,725	2,988,854
Lexmark International Inc. Class A	2,788	111,269
NCR Corp.[a]	7,382	187,503
NetApp Inc.	13,732	519,070
SanDisk Corp.	9,739	739,287
Seagate Technology PLC	14,433	814,599
Western Digital Corp.	9,616	934,964

		39,328,411
CONSTRUCTION & ENGINEERING — 0.15%
AECOM[a]	6,604	167,874
Chicago Bridge & Iron Co. NV	4,249	146,633
EMCOR Group Inc.	2,917	117,730
Fluor Corp.	7,025	376,470
Jacobs Engineering Group Inc.[a]	5,843	222,618
KBR Inc.	6,569	108,586
Quanta Services Inc.[a]	9,590	253,943

		1,393,854
CONSTRUCTION MATERIALS — 0.09%
Eagle Materials Inc.	2,197	156,470
Martin Marietta Materials Inc.	2,804	302,103
Vulcan Materials Co.	5,731	404,093

		862,666
CONSUMER FINANCE — 0.79%
Ally Financial Inc.[a]	19,246	360,093
American Express Co.	39,430	3,181,607
Capital One Financial Corp.	24,529	1,795,768
Discover Financial Services	20,084	1,092,168
Navient Corp.	18,045	356,208
PRA Group Inc.[a]	2,220	109,934
Santander Consumer USA Holdings Inc.	4,176	74,542
SLM Corp.	18,710	170,448
Synchrony Financial[a]	5,712	176,272

		7,317,040
CONTAINERS & PACKAGING — 0.40%
AptarGroup Inc.	2,831	178,665
Avery Dennison Corp.	3,978	207,930
Ball Corp.	6,173	390,936
Bemis Co. Inc.	4,531	200,723
Berry Plastics Group Inc.[a]	5,425	183,474
Crown Holdings Inc.[a]	6,149	272,462
Graphic Packaging Holding Co.[a]	14,823	214,637
Greif Inc. Class A	1,362	52,028
MeadWestvaco Corp.	7,452	374,687
Owens-Illinois Inc.[a]	7,232	168,867
Packaging Corp. of America	4,378	332,071
Rock-Tenn Co. Class A	6,096	395,630
Sealed Air Corp.	9,476	383,778
Silgan Holdings Inc.	1,998	102,717
Sonoco Products Co.	4,458	197,044

		3,655,649

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

DISTRIBUTORS — 0.12%
Genuine Parts Co.	6,697	$622,419
LKQ Corp.[a]	13,145	339,273
Pool Corp.	2,045	127,219

		1,088,911
DIVERSIFIED CONSUMER SERVICES — 0.13%
Apollo Education Group Inc.[a]	4,421	111,674
DeVry Education Group Inc.	2,526	107,128
Graham Holdings Co. Class B	190	177,711
Grand Canyon Education Inc.[a]	2,217	97,149
H&R Block Inc.	12,395	424,900
Service Corp. International	9,362	211,862
Sotheby’s	2,707	115,183

		1,245,607
DIVERSIFIED FINANCIAL SERVICES — 1.86%
Berkshire Hathaway Inc. Class Ba	80,670	11,609,220
CBOE Holdings Inc.	3,851	248,274
CME Group Inc./IL	14,047	1,198,209
FNFV Group[a]	4,033	50,009
Intercontinental Exchange Inc.	5,007	1,030,090
Leucadia National Corp.	13,917	315,498
MarketAxess Holdings Inc.	1,731	131,504
McGraw Hill Financial Inc.	11,952	1,068,987
Moody’s Corp.	8,204	749,271
MSCI Inc. Class A	5,086	273,729
NASDAQ OMX Group Inc. (The)	5,184	236,391
Voya Financial Inc.	8,699	339,348

		17,250,530
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.95%
AT&T Inc.	229,668	7,560,670
CenturyLink Inc.	25,153	934,937
Frontier Communications Corp.	43,746	293,754
Level 3 Communications Inc.[a]	12,444	618,965
Verizon Communications Inc.	183,653	8,394,779
Windstream Holdings Inc.	26,208	208,354

		18,011,459
ELECTRIC UTILITIES — 1.87%
ALLETE Inc.	1,608	91,093
American Electric Power Co. Inc.	21,675	1,361,407
Cleco Corp.	2,660	144,598
Duke Energy Corp.	31,372	2,733,756
Edison International	14,390	980,679
El Paso Electric Co.	1,769	70,866
Entergy Corp.	8,046	704,106
Exelon Corp.	38,061	1,371,718
FirstEnergy Corp.	18,477	745,177
Great Plains Energy Inc.	6,811	201,401
Hawaiian Electric Industries Inc.	4,336	148,725
IDACORP Inc.	2,173	147,568
ITC Holdings Corp.	7,042	299,567
NextEra Energy Inc.	19,253	2,103,198
Northeast Utilities	14,141	785,957
OGE Energy Corp.	8,707	306,312
Pepco Holdings Inc.	10,920	299,754

Security	Shares	Value

Pinnacle West Capital Corp.	4,844	$339,952
PNM Resources Inc.	3,502	106,811
Portland General Electric Co.	3,480	138,156
PPL Corp.	29,465	1,046,008
Southern Co. (The)	39,831	2,020,228
UIL Holdings Corp.	2,442	112,332
Westar Energy Inc.	5,638	240,855
Xcel Energy Inc.	22,430	841,798

		17,342,022
ELECTRICAL EQUIPMENT — 0.64%
Acuity Brands Inc.	1,970	295,283
AMETEK Inc.	10,843	519,380
Babcock & Wilcox Co. (The)	4,960	135,061
Eaton Corp. PLC	20,997	1,324,701
Emerson Electric Co.	30,816	1,754,663
EnerSys	2,097	122,423
Generac Holdings Inc.[a]	2,954	129,208
Hubbell Inc. Class B	2,358	250,042
Polypore International Inc.[a]	2,084	93,196
Regal Beloit Corp.	1,988	136,874
Rockwell Automation Inc.	5,995	652,975
Sensata Technologies Holding NVa	7,338	361,910
Solarcity Corp.[a,b]	2,326	113,067

		5,888,783
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.70%
Amphenol Corp. Class A	13,628	731,960
Anixter International Inc.[a]	1,181	89,000
Arrow Electronics Inc.[a]	4,409	242,671
Avnet Inc.	6,092	253,549
Belden Inc.	1,833	152,029
CDW Corp./DE	5,260	180,208
Cognex Corp.[a]	3,691	135,644
Corning Inc.	56,940	1,353,464
Dolby Laboratories Inc. Class A	2,102	81,558
FEI Co.	1,850	152,107
FLIR Systems Inc.	6,283	189,746
Ingram Micro Inc. Class Aa	6,865	172,861
IPG Photonics Corp.[a,b]	1,674	124,947
Itron Inc.[a]	1,779	66,196
Jabil Circuit Inc.	8,880	183,017
Keysight Technologies Inc.[a]	7,266	242,612
Knowles Corp.[a,b]	3,740	79,325
Littelfuse Inc.	970	95,778
National Instruments Corp.	4,703	141,466
TE Connectivity Ltd.	18,058	1,198,871
Tech Data Corp.[a]	1,667	95,186
Trimble Navigation Ltd.[a,b]	11,306	269,535
Vishay Intertechnology Inc.	5,829	79,391
Zebra Technologies Corp. Class Aa	2,283	190,539

		6,501,660
ENERGY EQUIPMENT & SERVICES — 1.37%
Atwood Oceanics Inc.	2,525	72,164
Baker Hughes Inc.	19,130	1,109,349
Bristow Group Inc.	1,596	88,913
Cameron International Corp.[a]	8,725	390,705
CARBO Ceramics Inc.[b]	878	28,781
Core Laboratories NV	1,881	174,463

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

Diamond Offshore Drilling Inc.[b]	3,085	$97,270
Dresser-Rand Group Inc.[a]	3,349	268,188
Dril-Quip Inc.[a]	1,820	135,099
Ensco PLC Class Ab	10,267	287,887
Exterran Holdings Inc.	2,822	76,504
FMC Technologies Inc.[a]	10,360	388,293
Forum Energy Technologies Inc.[a]	2,575	39,784
Halliburton Co.	37,497	1,499,505
Helix Energy Solutions Group Inc.[a]	4,434	83,226
Helmerich & Payne Inc.	4,746	282,672
McDermott International Inc.[a,b]	10,419	23,443
Nabors Industries Ltd.	12,383	142,528
National Oilwell Varco Inc.	19,179	1,043,913
Nobel Corp. PLC	11,107	180,155
Oceaneering International Inc.	4,541	237,767
Oil States International Inc.[a]	2,290	94,050
Patterson-UTI Energy Inc.	6,444	110,579
Rowan Companies PLC Class A	5,533	116,857
Schlumberger Ltd.	56,935	4,690,875
SEACOR Holdings Inc.[a,b]	837	60,222
Superior Energy Services Inc.	6,662	133,240
Tidewater Inc.	2,183	63,874
Transocean Ltd.[b]	15,235	248,330
Unit Corp.[a]	1,937	57,684
US Silica Holdings Inc.	2,248	56,650
Weatherford International Ltd.[a]	34,263	353,937

		12,636,907
FOOD & STAPLES RETAILING — 2.23%
Casey’s General Stores Inc.	1,690	154,297
Costco Wholesale Corp.	19,338	2,765,141
CVS Health Corp.	50,713	4,977,988
Kroger Co. (The)	21,804	1,505,566
Rite Aid Corp.[a]	39,808	277,860
Sprouts Farmers Market Inc.[a]	5,412	197,051
Sysco Corp.	26,091	1,021,984
United Natural Foods Inc.[a]	2,178	168,316
Wal-Mart Stores Inc.	69,833	5,934,408
Walgreens Boots Alliance Inc.	38,521	2,840,924
Whole Foods Market Inc.	15,935	830,134

		20,673,669
FOOD PRODUCTS — 1.60%
Archer-Daniels-Midland Co.	28,478	1,327,929
B&G Foods Inc. Class A	2,310	68,930
Bunge Ltd.	6,350	568,515
Campbell Soup Co.	7,910	361,803
ConAgra Foods Inc.	18,941	671,080
Darling Ingredients Inc.[a]	6,964	118,249
Dean Foods Co.	4,081	73,948
Flowers Foods Inc.	8,529	166,827
General Mills Inc.	26,641	1,398,120
Hain Celestial Group Inc. (The)[a,b]	4,482	236,515
Hershey Co. (The)	6,599	674,484
Hormel Foods Corp.	5,935	303,991
Ingredion Inc.	3,227	260,225
J.M. Smucker Co. (The)	4,480	462,112
Kellogg Co.	11,129	729,840
Keurig Green Mountain Inc.	5,376	658,883
Kraft Foods Group Inc.	25,973	1,697,076
Lancaster Colony Corp.	872	78,419

Security	Shares	Value

McCormick & Co. Inc. NVS	5,650	$403,353
Mead Johnson Nutrition Co. Class A	8,870	873,606
Mondelez International Inc. Class A	74,386	2,621,363
Post Holdings Inc.[a,b]	1,974	93,272
TreeHouse Foods Inc.[a]	1,819	164,983
Tyson Foods Inc. Class A	13,041	509,121
WhiteWave Foods Co. (The) Class Aa	7,560	249,253

		14,771,897
GAS UTILITIES — 0.21%
AGL Resources Inc.	5,203	293,345
Atmos Energy Corp.	4,383	249,437
National Fuel Gas Co.	3,712	235,452
New Jersey Resources Corp.	1,831	116,964
ONE GAS Inc.	2,265	100,090
Piedmont Natural Gas Co.	3,349	133,592
Questar Corp.	7,766	201,528
South Jersey Industries Inc.	1,405	81,841
Southwest Gas Corp.	2,007	123,350
UGI Corp.	7,492	277,129
WGL Holdings Inc.	2,259	127,634

		1,940,362
HEALTH CARE EQUIPMENT & SUPPLIES — 2.19%
Abbott Laboratories	66,698	2,985,402
Alere Inc.[a]	3,311	134,725
Align Technology Inc.[a]	3,157	167,479
Baxter International Inc.	23,897	1,680,198
Becton, Dickinson and Co.	8,464	1,168,709
Boston Scientific Corp.[a]	59,110	875,419
C.R. Bard Inc.	3,292	563,031
CareFusion Corp.[a]	8,913	528,541
Cooper Companies Inc. (The)	2,155	339,736
DENTSPLY International Inc.	6,260	313,157
DexCom Inc.[a]	3,263	195,062
Edwards Lifesciences Corp.[a]	4,790	600,426
Haemonetics Corp.[a,b]	2,240	88,704
Halyard Health Inc.[a]	2,029	90,433
Hill-Rom Holdings Inc.	2,660	127,042
Hologic Inc.[a]	10,661	323,721
IDEXX Laboratories Inc.[a]	2,112	334,583
Intuitive Surgical Inc.[a]	1,593	787,707
Medtronic PLC	62,692	4,476,209
ResMed Inc.	6,277	392,124
Sirona Dental Systems Inc.[a]	2,384	215,084
St. Jude Medical Inc.	12,563	827,525
Steris Corp.	2,582	168,398
Stryker Corp.	13,217	1,203,408
Teleflex Inc.	1,795	196,660
Thoratec Corp.[a]	2,545	91,340
Varian Medical Systems Inc.[a]	4,349	402,543
West Pharmaceutical Services Inc.	3,030	149,409
Zimmer Holdings Inc.	7,435	833,463

		20,260,238
HEALTH CARE PROVIDERS & SERVICES — 2.52%
Acadia Healthcare Co. Inc.[a]	2,116	122,199
Aetna Inc.	15,479	1,421,282
AmerisourceBergen Corp.	9,201	874,555
Anthem Inc.	11,955	1,613,447

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

Brookdale Senior Living Inc.[a]	8,089	$273,004
Cardinal Health Inc.	14,658	1,219,399
Centene Corp.[a]	2,541	277,375
Chemed Corp.	778	78,687
Cigna Corp.	11,637	1,243,181
Community Health Systems Inc.[a]	5,063	238,315
DaVita HealthCare Partners Inc.[a,b]	7,582	569,105
Envision Healthcare Holdings Inc.[a]	5,700	195,966
Express Scripts Holding Co.[a]	32,500	2,623,075
HCA Holdings Inc.[a]	13,350	945,180
Health Net Inc./CAa	3,500	189,595
HealthSouth Corp.	3,842	169,432
Henry Schein Inc.[a]	3,689	509,340
Humana Inc.	6,784	993,449
Laboratory Corp. of America Holdings[a]	3,736	428,818
LifePoint Hospitals Inc.[a]	2,071	135,112
Magellan Health Inc.[a]	1,188	71,423
McKesson Corp.	10,241	2,177,749
MEDNAX Inc.[a]	4,418	299,938
Omnicare Inc.	4,248	318,515
Owens & Minor Inc.	2,808	96,118
Patterson Companies Inc.	3,711	185,884
Quest Diagnostics Inc.	6,426	456,696
Team Health Holdings Inc.[a]	3,138	162,235
Tenet Healthcare Corp.[a]	4,384	185,355
UnitedHealth Group Inc.	42,472	4,512,650
Universal Health Services Inc. Class B	4,058	416,067
VCA Inc.[a]	3,592	187,143
WellCare Health Plans Inc.[a]	1,871	136,302

		23,326,591
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a]	6,974	83,060
athenahealth Inc.[a,b]	1,646	229,963
Cerner Corp.[a]	13,531	897,782
HMS Holdings Corp.[a,b]	3,845	76,073
Medidata Solutions Inc.[a,b]	2,260	97,158

		1,384,036
HOTELS, RESTAURANTS & LEISURE — 1.90%
Brinker International Inc.	2,915	170,323
Buffalo Wild Wings Inc.[a]	858	152,999
Carnival Corp.	19,999	879,156
Cheesecake Factory Inc. (The)	2,165	113,684
Chipotle Mexican Grill Inc.[a]	1,372	973,901
Choice Hotels International Inc.	1,434	82,383
Cracker Barrel Old Country Store Inc.	1,052	141,505
Darden Restaurants Inc.	5,753	353,119
Domino’s Pizza Inc.	2,389	236,630
Dunkin’ Brands Group Inc.	4,755	224,959
Hilton Worldwide Holdings Inc.[a]	18,205	472,784
Hyatt Hotels Corp. Class Aa	2,620	147,401
International Game Technology	10,798	182,702
Jack in the Box Inc.	1,680	142,447
Las Vegas Sands Corp.	16,343	888,569
Life Time Fitness Inc.[a,b]	1,501	82,060
Marriott International Inc./MD Class A	9,412	701,194
Marriott Vacations Worldwide Corp.	1,288	98,532
McDonald’s Corp.	43,095	3,983,702
MGM Resorts International[a]	16,060	312,849
Norwegian Cruise Line Holdings Ltd.[a]	4,448	194,644

Security	Shares	Value

Panera Bread Co. Class Aa	1,180	$202,795
Royal Caribbean Cruises Ltd.	7,419	560,505
Six Flags Entertainment Corp.	3,805	163,463
Starbucks Corp.	33,141	2,900,832
Starwood Hotels & Resorts Worldwide Inc.	7,866	566,116
Vail Resorts Inc.	1,583	138,924
Wendy’s Co. (The)	12,827	135,197
Wyndham Worldwide Corp.	5,412	453,472
Wynn Resorts Ltd.	3,592	531,436
Yum! Brands Inc.	19,400	1,402,232

		17,590,515
HOUSEHOLD DURABLES — 0.51%
D.R. Horton Inc.	14,804	362,994
Garmin Ltd.	5,242	274,471
Harman International Industries Inc.	2,997	388,501
Jarden Corp.[a]	7,860	377,437
Leggett & Platt Inc.	5,954	253,819
Lennar Corp. Class A	7,776	349,220
Mohawk Industries Inc.[a]	2,780	458,811
Newell Rubbermaid Inc.	11,878	437,942
NVR Inc.[a]	173	216,982
PulteGroup Inc.	14,514	298,843
Ryland Group Inc. (The)	2,095	84,114
Tempur Sealy International Inc.[a]	2,637	145,114
Toll Brothers Inc.[a]	7,022	243,102
Tupperware Brands Corp.	2,188	147,931
Whirlpool Corp.	3,480	692,799

		4,732,080
HOUSEHOLD PRODUCTS — 1.71%
Church & Dwight Co. Inc.	5,897	477,185
Clorox Co. (The)	5,788	617,638
Colgate-Palmolive Co.	37,876	2,557,388
Energizer Holdings Inc.	2,734	349,979
Kimberly-Clark Corp.	16,494	1,780,692
Procter & Gamble Co. (The)	119,536	10,075,689

		15,858,571
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.13%
AES Corp. (The)	29,014	354,551
Calpine Corp.[a]	16,017	334,435
Dynegy Inc.[a]	4,493	122,749
NRG Energy Inc.	14,980	369,407

		1,181,142
INDUSTRIAL CONGLOMERATES — 1.99%
3M Co.	28,357	4,602,341
Carlisle Companies Inc.	2,822	253,077
Danaher Corp.	27,072	2,230,191
General Electric Co.	444,245	10,613,013
Roper Industries Inc.	4,469	689,746

		18,388,368
INSURANCE — 2.96%
ACE Ltd.	14,637	1,580,211
Aflac Inc.	19,929	1,137,547
Alleghany Corp.[a]	708	313,000

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

Allied World Assurance Co. Holdings Ltd.	4,470	$172,855
Allstate Corp. (The)	18,576	1,296,419
American Financial Group Inc.	3,396	197,104
American International Group Inc.	62,029	3,031,357
Aon PLC	12,628	1,137,151
Arch Capital Group Ltd.[a]	5,718	331,473
Arthur J. Gallagher & Co.	7,065	313,898
Aspen Insurance Holdings Ltd.	2,900	125,628
Assurant Inc.	3,212	203,994
Assured Guaranty Ltd.	7,319	178,730
Axis Capital Holdings Ltd.	4,667	237,550
Brown & Brown Inc.	5,209	160,698
Chubb Corp. (The)	10,444	1,022,468
Cincinnati Financial Corp.	6,485	327,557
CNO Financial Group Inc.	8,986	139,463
Endurance Specialty Holdings Ltd.	1,908	116,617
Erie Indemnity Co. Class A	1,126	97,579
Everest Re Group Ltd.	1,993	341,560
First American Financial Corp.	4,751	161,629
FNF Group	12,102	424,780
Genworth Financial Inc. Class Aa	21,756	151,857
Hanover Insurance Group Inc. (The)	1,865	128,685
Hartford Financial Services Group Inc. (The)	19,109	743,340
HCC Insurance Holdings Inc.	4,158	221,788
Kemper Corp.	2,180	76,104
Lincoln National Corp.	11,454	572,471
Loews Corp.	13,107	501,474
Markel Corp.[a]	629	429,834
Marsh & McLennan Companies Inc.	24,021	1,291,609
Mercury General Corp.	1,328	75,895
MetLife Inc.	50,322	2,339,973
Old Republic International Corp.	10,679	149,933
PartnerRe Ltd.	2,112	241,613
Platinum Underwriters Holdings Ltd.	1,156	85,348
Primerica Inc.	2,489	123,554
Principal Financial Group Inc.	12,097	567,712
ProAssurance Corp.	2,403	106,621
Progressive Corp. (The)	23,644	613,562
Protective Life Corp.	3,453	241,537
Prudential Financial Inc.	20,317	1,541,654
Reinsurance Group of America Inc.	2,956	244,786
RenaissanceRe Holdings Ltd.	1,637	156,546
RLI Corp.	1,534	71,960
StanCorp Financial Group Inc.	1,948	120,854
Symetra Financial Corp.	4,429	89,953
Torchmark Corp.	5,771	288,954
Travelers Companies Inc. (The)	14,677	1,509,089
Unum Group	11,188	347,499
Validus Holdings Ltd.	4,069	161,336
White Mountains Insurance Group Ltd.	265	170,814
Willis Group Holdings PLC	7,856	340,165
WR Berkley Corp.	4,560	223,394
XL Group PLC	11,223	387,081

		27,366,263
INTERNET & CATALOG RETAIL — 1.23%
Amazon.com Inc.[a]	16,796	5,954,686
Expedia Inc.	4,375	375,944
Groupon Inc.[a]	18,980	135,897
HSN Inc.	1,460	113,062
Liberty Interactive Corp. Series Aa	20,853	570,538
Liberty TripAdvisor Holdings Inc. Class Aa	3,312	79,289

Security	Shares	Value

Liberty Ventures Series Aa	5,967	$222,868
Netflix Inc.[a]	2,683	1,185,349
Priceline Group Inc. (The)[a]	2,310	2,331,899
Shutterfly Inc.[a]	1,683	73,833
TripAdvisor Inc.[a,b]	4,849	324,932

		11,368,297
INTERNET SOFTWARE & SERVICES — 3.18%
Akamai Technologies Inc.[a]	7,898	459,308
AOL Inc.[a]	3,482	150,596
CoStar Group Inc.[a]	1,411	260,344
eBay Inc.[a]	50,111	2,655,883
Equinix Inc.	2,416	523,934
Facebook Inc. Class Aa	92,413	7,015,071
Google Inc. Class Aa	12,601	6,773,668
Google Inc. Class Ca	12,590	6,729,607
IAC/InterActiveCorp	3,428	208,937
j2 Global Inc.	1,904	109,366
LinkedIn Corp. Class Aa	4,671	1,049,760
Pandora Media Inc.[a,b]	7,745	128,567
Rackspace Hosting Inc.[a]	5,350	240,536
Twitter Inc.[a]	22,736	853,282
VeriSign Inc.[a,b]	4,707	256,437
Yahoo! Inc.[a]	39,037	1,717,238
Yelp Inc.[a,b]	2,854	149,749
Zillow Inc. Class Aa,b	1,194	115,722

		29,398,005
IT SERVICES — 3.18%
Accenture PLC Class A	27,682	2,326,118
Acxiom Corp.[a]	3,263	59,387
Alliance Data Systems Corp.[a]	2,810	811,612
Amdocs Ltd.	7,146	344,294
Automatic Data Processing Inc.	21,398	1,765,977
Broadridge Financial Solutions Inc.	5,166	247,916
CACI International Inc. Class Aa	1,020	86,282
Cognizant Technology Solutions Corp. Class Aa	26,904	1,456,314
Computer Sciences Corp.	6,222	377,551
Convergys Corp.	4,316	82,695
CoreLogic Inc.[a]	4,035	133,962
DST Systems Inc.	1,352	130,738
Euronet Worldwide Inc.[a]	2,128	96,590
Fidelity National Information Services Inc.	12,513	781,187
Fiserv Inc.[a]	10,771	781,221
FleetCor Technologies Inc.[a]	3,339	469,129
Gartner Inc.[a]	3,825	322,142
Genpact Ltd.[a]	6,895	138,383
Global Payments Inc.	2,936	256,342
International Business Machines Corp.	40,693	6,238,644
Jack Henry & Associates Inc.	3,526	216,391
Leidos Holdings Inc.	2,823	116,872
MasterCard Inc. Class A	43,408	3,560,758
MAXIMUS Inc.	3,008	167,606
NeuStar Inc. Class Aa,b	2,721	71,535
Paychex Inc.	14,613	661,384
Science Applications International Corp.	1,777	86,682
Teradata Corp.[a,b]	6,802	303,097
Total System Services Inc.	7,409	262,056
Vantiv Inc. Class Aa	6,754	232,270
VeriFone Systems Inc.[a]	4,870	152,869
Visa Inc. Class A	21,602	5,506,566

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

Western Union Co.	23,373	$397,341
WEX Inc.[a,b]	1,688	155,380
Xerox Corp.	47,040	619,517

		29,416,808
LEISURE EQUIPMENT & PRODUCTS — 0.14%
Brunswick Corp.	3,986	216,360
Hasbro Inc.	5,102	280,202
Mattel Inc.	14,953	402,236
Polaris Industries Inc.	2,674	386,633

		1,285,431
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Agilent Technologies Inc.	14,773	557,976
Bio-Rad Laboratories Inc. Class Aa	890	101,878
Bio-Techne Corp.	1,635	152,088
Bruker Corp.[a]	5,199	98,053
Charles River Laboratories International Inc.[a]	2,132	147,854
Covance Inc.[a]	2,496	265,100
Illumina Inc.[a]	6,284	1,226,574
Mettler-Toledo International Inc.[a,b]	1,255	381,457
PAREXEL International Corp.[a,b]	2,330	142,037
PerkinElmer Inc.	4,985	227,864
Quintiles Transnational Holdings Inc.[a]	3,288	198,924
Thermo Fisher Scientific Inc.	17,722	2,218,972
Waters Corp.[a]	3,630	432,152

		6,150,929
MACHINERY — 1.77%
Actuant Corp. Class A	2,767	63,945
AGCO Corp.	3,715	161,008
Allison Transmission Holdings Inc.	7,453	233,428
Caterpillar Inc.	26,825	2,145,195
Chart Industries Inc.[a]	1,324	37,734
CLARCOR Inc.	2,217	138,629
Colfax Corp.[a,b]	4,317	195,603
Crane Co.	2,131	129,884
Cummins Inc.	7,492	1,044,834
Deere & Co.	15,813	1,347,109
Donaldson Co. Inc.	5,607	204,992
Dover Corp.	7,309	511,922
Flowserve Corp.	6,029	328,520
Graco Inc.	2,660	189,498
Harsco Corp.	3,538	52,221
Hillenbrand Inc.	2,736	85,938
IDEX Corp.	3,536	255,830
Illinois Tool Works Inc.	15,929	1,482,831
Ingersoll-Rand PLC	11,644	773,162
ITT Corp.	4,076	145,962
Joy Global Inc.	4,432	185,878
Kennametal Inc.	3,486	109,530
Lincoln Electric Holdings Inc.	3,433	233,135
Manitowoc Co. Inc. (The)	5,852	109,432
Middleby Corp. (The)[a]	2,542	241,541
Mueller Industries Inc.	2,479	77,816
Navistar International Corp.[a,b]	2,961	87,113
Nordson Corp.	2,632	191,768
Oshkosh Corp.	3,616	154,946
PACCAR Inc.	15,592	937,235
Pall Corp.	4,709	455,643

Security	Shares	Value

Parker-Hannifin Corp.	6,588	$767,238
Pentair PLC	8,273	511,354
Snap-on Inc.	2,554	338,941
SPX Corp.	1,879	157,028
Stanley Black & Decker Inc.	6,858	642,252
Terex Corp.	4,892	109,972
Timken Co. (The)	3,169	120,454
Toro Co. (The)	2,450	159,029
Trinity Industries Inc.	6,982	184,814
Valmont Industries Inc.[b]	1,138	136,697
WABCO Holdings Inc.[a]	2,456	233,738
Wabtec Corp./DE	4,213	351,575
Woodward Inc.	2,674	119,287
Xylem Inc.	8,224	280,438

		16,425,099
MARINE — 0.02%
Kirby Corp.[a]	2,508	181,805

		181,805
MEDIA — 3.46%
AMC Networks Inc. Class Aa,b	2,641	176,155
Cablevision NY Group Class Ab	9,467	179,116
CBS Corp. Class B NVS	21,043	1,153,367
Charter Communications Inc. Class Aa	3,580	540,992
Cinemark Holdings Inc.	4,522	168,083
Comcast Corp. Class A	113,897	6,053,056
DIRECTV[a]	22,221	1,895,007
Discovery Communications Inc. Series Aa,b	6,532	189,330
Discovery Communications Inc. Series C NVS[a]	12,268	342,032
DISH Network Corp. Class Aa	9,306	654,677
DreamWorks Animation SKG Inc. Class Aa,b	3,165	59,090
Gannett Co. Inc.	10,146	314,627
Interpublic Group of Companies Inc. (The)	18,505	368,990
John Wiley & Sons Inc. Class A	2,021	125,221
Liberty Broadband Corp. Class Aa	1,087	48,339
Liberty Broadband Corp. Class Ca	2,849	126,496
Liberty Global PLC Series Aa	10,885	508,547
Liberty Global PLC Series C NVS[a]	26,561	1,210,916
Liberty Media Corp. Class Aa	4,420	150,501
Liberty Media Corp. Class Ca	8,840	301,621
Lions Gate Entertainment Corp.	3,707	106,502
Live Nation Entertainment Inc.[a]	6,234	148,182
Madison Square Garden Inc. Class Aa	2,719	205,964
Meredith Corp.	1,602	83,400
New York Times Co. (The) Class A	5,594	70,428
News Corp. Class A NVS[a]	21,921	326,404
Omnicom Group Inc.	10,888	792,646
Regal Entertainment Group Class A	3,497	73,996
Scripps Networks Interactive Inc. Class A	4,574	325,166
Sinclair Broadcast Group Inc. Class A	3,302	81,691
Sirius XM Holdings Inc.[a,b]	113,316	402,272
Starz[a,b]	3,733	110,198
Time Inc.	4,916	123,097
Time Warner Cable Inc.	12,416	1,690,190
Time Warner Inc.	37,146	2,894,788
Twenty-First Century Fox Inc. Class A	82,176	2,724,956
Viacom Inc. Class B NVS	16,361	1,053,976
Walt Disney Co. (The)	68,967	6,273,238

		32,053,257

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

METALS & MINING — 0.45%
Alcoa Inc.	52,626	$823,597
Allegheny Technologies Inc.	4,748	135,460
Carpenter Technology Corp.	2,389	90,639
Cliffs Natural Resources Inc.[b]	6,687	42,930
Commercial Metals Co.	5,072	68,066
Compass Minerals International Inc.	1,445	126,293
Freeport-McMoRan Inc.	45,680	767,881
Newmont Mining Corp.	21,943	551,866
Nucor Corp.	14,071	614,199
Reliance Steel & Aluminum Co.	3,437	179,996
Royal Gold Inc.	2,876	208,395
Steel Dynamics Inc.	10,593	180,505
Stillwater Mining Co.[a,b]	5,039	68,883
TimkenSteel Corp.	1,755	47,385
United States Steel Corp.	6,375	155,805
Worthington Industries Inc.	2,377	71,144

		4,133,044
MULTI-UTILITIES — 1.23%
Alliant Energy Corp.	4,905	336,532
Ameren Corp.	10,713	485,085
Avista Corp.	2,640	98,023
Black Hills Corp.	1,956	98,113
CenterPoint Energy Inc.	18,901	436,424
CMS Energy Corp.	12,115	457,099
Consolidated Edison Inc.	12,922	895,236
Dominion Resources Inc.	25,777	1,981,994
DTE Energy Co.	7,817	700,872
Integrys Energy Group Inc.	3,464	280,930
MDU Resources Group Inc.	8,387	189,630
NiSource Inc.	14,120	610,831
NorthWestern Corp.	1,985	114,654
PG&E Corp.	21,023	1,236,363
Public Service Enterprise Group Inc.	22,329	953,002
SCANA Corp.	6,231	397,351
Sempra Energy	10,190	1,140,465
TECO Energy Inc.	10,334	220,424
Vectren Corp.	3,633	174,093
Wisconsin Energy Corp.	9,869	550,394

		11,357,515
MULTILINE RETAIL — 0.69%
Big Lots Inc.	2,538	116,520
Dillard’s Inc.	1,188	134,957
Dollar General Corp.[a]	13,471	903,365
Dollar Tree Inc.[a]	9,153	650,778
Family Dollar Stores Inc.	4,256	323,882
J.C. Penney Co. Inc.[a,b]	12,736	92,591
Kohl’s Corp.	8,885	530,612
Macy’s Inc.	15,292	976,853
Nordstrom Inc.	6,149	468,554
Sears Holdings Corp.[a,b]	2,434	77,498
Target Corp.	28,197	2,075,581

		6,351,191
OIL, GAS & CONSUMABLE FUELS — 6.33%
Anadarko Petroleum Corp.	22,470	1,836,922
Antero Resources Corp.[a,b]	2,268	78,586

Security	Shares	Value

Apache Corp.	16,616	$1,039,663
Cabot Oil & Gas Corp.	18,098	479,597
California Resources Corp.[a]	14,146	72,428
Carrizo Oil & Gas Inc.[a]	2,054	92,635
Cheniere Energy Inc.[a]	9,809	700,166
Chesapeake Energy Corp.	23,059	442,272
Chevron Corp.	83,652	8,576,840
Cimarex Energy Co.	3,806	392,779
Cobalt International Energy Inc.[a]	13,158	120,001
Concho Resources Inc.[a]	4,940	547,599
ConocoPhillips	54,518	3,433,544
CONSOL Energy Inc.	10,077	291,729
Continental Resources Inc.[a,b]	3,754	170,432
Denbury Resources Inc.	15,999	110,393
Devon Energy Corp.	17,032	1,026,519
Diamondback Energy Inc.[a,b]	2,597	179,167
Energen Corp.	3,171	201,105
Energy XXI Ltd.[b]	4,120	12,113
EOG Resources Inc.	24,325	2,165,655
EQT Corp.	6,625	493,165
Exxon Mobil Corp.	187,328	16,376,214
Gulfport Energy Corp.[a]	3,697	142,298
Hess Corp.	11,255	759,600
HollyFrontier Corp.	8,777	315,270
Kinder Morgan Inc.	75,269	3,089,792
Laredo Petroleum Inc.[a]	3,280	32,177
Marathon Oil Corp.	29,643	788,504
Marathon Petroleum Corp.	12,328	1,141,449
Murphy Oil Corp.	7,489	336,331
Newfield Exploration Co.[a]	5,967	177,697
Noble Energy Inc.	15,861	757,204
Oasis Petroleum Inc.[a]	4,227	56,811
Occidental Petroleum Corp.	34,396	2,751,680
ONEOK Inc.	9,271	408,202
PBF Energy Inc.	3,516	98,800
Peabody Energy Corp.[b]	11,910	74,199
Phillips 66	24,422	1,717,355
Pioneer Natural Resources Co.	6,588	991,692
QEP Resources Inc.	7,308	147,768
Range Resources Corp.	7,490	346,562
Rosetta Resources Inc.[a]	2,768	47,250
SandRidge Energy Inc.[a,b]	15,272	21,534
SemGroup Corp. Class A	1,837	123,685
SM Energy Co.	2,958	111,872
Southwestern Energy Co.[a,b]	16,741	415,009
Spectra Energy Corp.	29,598	989,757
Stone Energy Corp.[a]	2,188	30,807
Targa Resources Corp.	1,233	107,061
Teekay Corp.	1,899	80,385
Tesoro Corp.	5,656	462,265
Ultra Petroleum Corp.[a,b]	6,662	84,940
Valero Energy Corp.	22,982	1,215,288
Western Refining Inc.	3,364	124,905
Whiting Petroleum Corp.[a]	7,278	218,486
Williams Companies Inc. (The)	29,676	1,301,589
World Fuel Services Corp.	3,186	156,018
WPX Energy Inc.[a]	8,838	94,213

		58,557,979
PAPER & FOREST PRODUCTS — 0.15%
Domtar Corp.	2,843	108,887
International Paper Co.	18,840	992,115

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

KapStone Paper and Packaging Corp.	3,886	$116,075
Louisiana-Pacific Corp.[a]	6,147	100,626
Resolute Forest Products Inc.[a,b]	4,248	72,216

		1,389,919
PERSONAL PRODUCTS — 0.11%
Avon Products Inc.	19,007	147,114
Estee Lauder Companies Inc. (The) Class A	9,925	700,606
Herbalife Ltd.[b]	2,999	91,409
Nu Skin Enterprises Inc. Class Ab	2,605	106,753

		1,045,882
PHARMACEUTICALS — 5.64%
AbbVie Inc.	70,513	4,255,460
Actavis PLC[a]	11,733	3,127,314
Akorn Inc.[a]	3,333	141,919
Allergan Inc.	13,186	2,891,162
Bristol-Myers Squibb Co.	73,407	4,424,240
Eli Lilly and Co.	43,375	3,123,000
Endo International PLC[a]	7,350	585,134
Hospira Inc.[a]	7,580	480,799
Impax Laboratories Inc.[a]	2,871	105,280
Jazz Pharmaceuticals PLC[a]	2,680	453,831
Johnson & Johnson	123,827	12,400,036
Mallinckrodt PLC[a]	5,201	551,254
Merck & Co. Inc.	126,218	7,608,421
Mylan Inc./PAa	16,449	874,264
Pacira Pharmaceuticals Inc.[a]	1,647	176,805
Perrigo Co. PLC	6,229	945,188
Pfizer Inc.	278,802	8,712,563
Salix Pharmaceuticals Ltd.[a,b]	2,784	374,921
Theravance Inc.[b]	3,392	38,228
Zoetis Inc.	22,094	944,077

		52,213,896
PROFESSIONAL SERVICES — 0.35%
Advisory Board Co. (The)[a]	1,606	75,289
Corporate Executive Board Co. (The)	1,460	100,039
Dun & Bradstreet Corp. (The)	1,577	181,529
Equifax Inc.	5,395	455,662
FTI Consulting Inc.[a]	1,820	74,019
IHS Inc. Class Aa	3,055	351,722
Manpowergroup Inc.	3,497	254,861
Nielsen NV	14,324	623,954
Robert Half International Inc.	5,903	342,728
Towers Watson & Co. Class A	3,154	373,749
Verisk Analytics Inc. Class Aa,b	6,578	423,294

		3,256,846
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.94%
Alexandria Real Estate Equities Inc.	3,172	309,333
American Campus Communities Inc.	4,621	203,139
American Capital Agency Corp.	15,634	336,913
American Homes 4 Rent Class A	6,425	107,233
American Realty Capital Properties Inc.	40,569	375,872
American Tower Corp.	17,528	1,699,340
Annaly Capital Management Inc.	41,882	442,274
Apartment Investment and Management Co. Class A	6,834	272,403
ARMOUR Residential REIT Inc.	16,494	54,595

Security	Shares	Value

AvalonBay Communities Inc.	5,841	$1,010,435
BioMed Realty Trust Inc.	8,602	210,319
Boston Properties Inc.	6,756	937,733
Brandywine Realty Trust	7,925	131,634
Camden Property Trust	3,743	288,398
CBL & Associates Properties Inc.	7,672	158,197
Chimera Investment Corp.	45,001	141,303
Colony Financial Inc.	5,102	127,805
Columbia Property Trust Inc.	5,507	134,756
Corporate Office Properties Trust	4,330	129,900
Corrections Corp. of America	5,119	201,279
Cousins Properties Inc.	9,559	105,531
Crown Castle International Corp.	14,851	1,284,760
CubeSmart	7,237	178,320
CYS Investments Inc.	7,726	68,298
DCT Industrial Trust Inc.	3,820	144,243
DDR Corp.	13,562	265,815
DiamondRock Hospitality Co.	8,524	123,854
Digital Realty Trust Inc.	6,003	437,859
Douglas Emmett Inc.	5,805	165,326
Duke Realty Corp.	15,031	328,127
DuPont Fabros Technology Inc.	2,922	108,874
EastGroup Properties Inc.	1,336	86,359
EPR Properties	2,455	159,722
Equity Commonwealth	5,932	156,308
Equity Lifestyle Properties Inc.	3,441	188,326
Equity Residential[b]	16,016	1,243,002
Essex Property Trust Inc.	2,843	642,660
Extra Space Storage Inc.	4,858	320,628
Federal Realty Investment Trust	2,985	429,153
Gaming and Leisure Properties Inc.	4,085	133,294
General Growth Properties Inc.	27,859	840,785
GEO Group Inc. (The)	3,431	149,317
Hatteras Financial Corp.	4,385	79,719
HCP Inc.	20,463	967,695
Health Care REIT Inc.	14,549	1,192,291
Healthcare Realty Trust Inc.	4,274	128,605
Healthcare Trust of America Inc. Class A	5,487	161,647
Highwoods Properties Inc.	3,960	186,120
Home Properties Inc.	2,479	174,769
Hospitality Properties Trust	6,517	212,389
Host Hotels & Resorts Inc.	33,417	764,915
Invesco Mortgage Capital Inc.	5,753	88,251
Iron Mountain Inc.	8,127	323,780
Kilroy Realty Corp.	3,644	270,203
Kimco Realty Corp.	17,959	496,566
Kite Realty Group Trust	3,891	118,909
Lamar Advertising Co.Class A	3,427	191,981
LaSalle Hotel Properties	4,923	199,185
Lexington Realty Trust	9,018	102,895
Liberty Property Trust	6,476	260,983
Macerich Co. (The)	6,230	535,842
Mack-Cali Realty Corp.	3,926	76,596
Medical Properties Trust Inc.	8,952	137,592
MFA Financial Inc.[b]	16,365	128,302
Mid-America Apartment Communities Inc.	3,327	263,898
National Retail Properties Inc.[b]	5,816	249,157
NorthStar Realty Finance Corp.	10,190	192,693
Omega Healthcare Investors Inc.	5,771	253,116
Outfront Media Inc.	5,610	159,054
Pebblebrook Hotel Trust	3,287	152,648
Piedmont Office Realty Trust Inc. Class A	6,682	130,499
Plum Creek Timber Co. Inc.	7,815	347,924

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

Post Properties Inc.	2,409	$146,347
Potlatch Corp.	1,759	70,114
Prologis Inc.	22,282	1,005,809
Public Storage	6,436	1,292,606
Rayonier Inc.	5,511	161,748
Realty Income Corp.[b]	9,996	542,883
Redwood Trust Inc.[b]	3,612	71,987
Regency Centers Corp.[b]	4,104	281,370
Retail Properties of America Inc. Class A	10,799	191,034
RLJ Lodging Trust	5,835	198,798
Ryman Hospitality Properties Inc.	2,247	123,360
Senior Housing Properties Trust	8,929	207,956
Simon Property Group Inc.	13,783	2,738,131
SL Green Realty Corp.	4,305	542,430
Sovran Self Storage Inc.	1,423	134,829
Spirit Realty Capital Inc.	17,119	220,150
Starwood Property Trust Inc.[b]	9,627	230,374
Strategic Hotels & Resorts Inc.[a]	11,392	152,881
Sun Communities Inc.	1,916	129,771
Sunstone Hotel Investors Inc.	8,999	153,426
Tanger Factory Outlet Centers Inc.	4,109	161,689
Taubman Centers Inc.	2,901	237,737
Two Harbors Investment Corp.	16,236	167,556
UDR Inc.	11,515	382,989
Urban Edge Properties[a,b]	3,849	91,375
Ventas Inc.	13,066	1,042,797
Vornado Realty Trust	7,699	850,278
Washington Real Estate Investment Trust	2,884	82,800
Weingarten Realty Investors	4,895	183,465
Weyerhaeuser Co.	23,318	835,950
WP Carey Inc.	4,378	314,384
WP GLIMCHER Inc.	8,142	143,951

		36,472,621
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Alexander & Baldwin Inc.	1,897	72,579
Altisource Portfolio Solutions SAa,b	747	15,149
CBRE Group Inc. Class Aa	12,173	393,675
Forest City Enterprises Inc. Class Aa	7,705	188,773
Howard Hughes Corp. (The)[a]	1,633	213,319
Jones Lang LaSalle Inc.	1,949	286,659
Realogy Holdings Corp.[a]	6,428	298,902
St. Joe Co. (The)[a,b]	3,877	62,652

		1,531,708
ROAD & RAIL — 1.06%
Avis Budget Group Inc.[a]	4,768	273,254
Con-way Inc.	2,427	99,434
CSX Corp.	44,098	1,468,463
Genesee & Wyoming Inc. Class Aa	2,229	183,781
Hertz Global Holdings Inc.[a,b]	19,755	405,373
J.B. Hunt Transport Services Inc.	4,062	323,376
Kansas City Southern	4,851	534,046
Landstar System Inc.	1,886	120,855
Norfolk Southern Corp.	13,657	1,392,604
Old Dominion Freight Line Inc.[a]	3,090	216,671
Ryder System Inc.	2,325	192,487
Union Pacific Corp.	39,341	4,611,159

		9,821,503

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.39%
Advanced Micro Devices Inc.[a,b]	26,299	$67,588
Altera Corp.	13,633	448,866
Analog Devices Inc.	13,706	714,151
Applied Materials Inc.	53,681	1,226,074
Atmel Corp.[a]	18,294	152,389
Avago Technologies Ltd.	11,155	1,147,626
Broadcom Corp. Class A	23,728	1,006,898
Cavium Inc.[a,b]	2,483	146,025
Cree Inc.[a,b]	5,319	188,080
Cypress Semiconductor Corp.[a]	7,009	103,243
Fairchild Semiconductor International Inc.[a]	5,573	85,546
First Solar Inc.[a]	3,375	142,830
Integrated Device Technology Inc.[a]	6,363	116,379
Intel Corp.	214,094	7,073,666
KLA-Tencor Corp.	7,338	451,067
Lam Research Corp.	6,986	534,010
Linear Technology Corp.	10,534	473,398
Marvell Technology Group Ltd.	18,974	293,907
Maxim Integrated Products Inc.	12,486	413,162
Microchip Technology Inc.	8,761	395,121
Micron Technology Inc.[a]	47,513	1,390,468
Microsemi Corp.[a]	4,119	114,755
NVIDIA Corp.	22,717	436,280
ON Semiconductor Corp.[a]	19,801	198,208
Qorvo Inc.[a]	6,388	471,882
Semtech Corp.[a]	3,052	77,704
Silicon Laboratories Inc.[a]	1,674	73,254
Skyworks Solutions Inc.	8,450	701,772
SunEdison Inc.[a]	11,090	207,716
Synaptics Inc.[a,b]	1,623	124,663
Teradyne Inc.	9,841	178,122
Texas Instruments Inc.	46,784	2,500,605
Xilinx Inc.	11,874	458,039

		22,113,494
SOFTWARE — 3.73%
ACI Worldwide Inc.[a,b]	4,911	90,706
Activision Blizzard Inc.	21,937	458,374
Adobe Systems Inc.[a]	20,883	1,464,525
ANSYS Inc.[a]	4,102	330,908
Aspen Technology Inc.[a]	4,131	146,010
Autodesk Inc.[a]	10,162	548,799
CA Inc.	14,423	437,017
Cadence Design Systems Inc.[a]	12,768	229,696
CDK Global Inc.	7,075	319,507
Citrix Systems Inc.[a]	7,011	415,472
CommVault Systems Inc.[a]	1,965	85,635
Electronic Arts Inc.[a]	13,656	749,168
FactSet Research Systems Inc.	1,693	243,098
Fair Isaac Corp.	1,451	103,529
Fortinet Inc.[a]	6,147	183,764
Guidewire Software Inc.[a]	3,194	160,019
Informatica Corp.[a]	4,763	198,546
Intuit Inc.	12,635	1,096,971
Manhattan Associates Inc.[a]	3,481	155,392
Mentor Graphics Corp.	4,179	96,159
Microsoft Corp.	364,649	14,731,819
NetSuite Inc.[a,b]	1,637	161,130
Nuance Communications Inc.[a]	10,931	150,247
Oracle Corp.	143,018	5,991,024

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

PTC Inc.[a]	5,282	$176,472
QLIK Technologies Inc.[a,b]	3,921	111,356
Red Hat Inc.[a]	8,288	528,691
Rovi Corp.[a]	3,905	90,244
Salesforce.com Inc.[a]	25,973	1,466,176
ServiceNow Inc.[a,b]	5,797	422,601
SolarWinds Inc.[a]	2,964	142,717
Solera Holdings Inc.	3,046	157,174
Splunk Inc.[a]	5,338	275,708
SS&C Technologies Holdings Inc.	3,051	168,812
Symantec Corp.	30,547	756,649
Synopsys Inc.[a]	6,793	292,031
Tableau Software Inc. Class Aa	1,845	149,002
Take-Two Interactive Software Inc.[a]	3,956	117,572
TiVo Inc.[a]	5,337	55,825
Tyler Technologies Inc.[a]	1,434	152,119
Ultimate Software Group Inc. (The)[a]	1,233	182,496
Verint Systems Inc.[a]	2,742	146,368
VMware Inc. Class Aa	3,790	292,209
Workday Inc. Class Aa,b	4,189	332,858

		34,564,595
SPECIALTY RETAIL — 2.53%
Aaron’s Inc.	3,072	97,259
Abercrombie & Fitch Co. Class A	3,304	84,318
Advance Auto Parts Inc.	3,188	506,892
American Eagle Outfitters Inc.	7,328	102,885
ANN INC.[a]	1,907	63,122
Asbury Automotive Group Inc.[a]	1,413	104,859
Ascena Retail Group Inc.[a]	5,586	64,574
AutoNation Inc.[a]	3,301	196,806
AutoZone Inc.[a]	1,412	842,907
Bed Bath & Beyond Inc.[a]	8,154	609,675
Best Buy Co. Inc.	12,920	454,784
Cabela’s Inc.[a]	2,020	110,999
CarMax Inc.[a,b]	9,556	593,428
Chico’s FAS Inc.	6,830	113,924
CST Brands Inc.	3,324	143,264
Dick’s Sporting Goods Inc.	4,257	219,874
DSW Inc. Class A	3,302	117,419
Foot Locker Inc.	6,160	327,835
GameStop Corp. Class Ab	4,704	165,816
Gap Inc. (The)	11,740	483,571
Genesco Inc.[a]	1,081	77,237
GNC Holdings Inc. Class A	3,874	171,773
Group 1 Automotive Inc.	942	75,727
Guess? Inc.	2,711	50,913
Home Depot Inc. (The)	58,269	6,084,449
L Brands Inc.	10,947	926,445
Lithia Motors Inc. Class A	1,068	90,460
Lowe’s Companies Inc.	43,089	2,919,711
Lumber Liquidators Holdings Inc.[a,b]	1,217	76,853
Men’s Wearhouse Inc. (The)	2,006	93,219
Murphy USA Inc.[a,b]	2,000	139,620
O’Reilly Automotive Inc.[a,b]	4,493	841,808
Office Depot Inc.[a]	21,866	166,182
PetSmart Inc.	4,314	352,475
Pier 1 Imports Inc.	4,419	74,283
Restoration Hardware Holdings Inc.[a,b]	1,649	144,337
Ross Stores Inc.	9,260	849,235
Sally Beauty Holdings Inc.[a]	5,546	172,370
Signet Jewelers Ltd.	3,547	429,577

Security	Shares	Value

Staples Inc.	28,014	$477,639
Tiffany & Co.	4,988	432,160
TJX Companies Inc. (The)	30,569	2,015,720
Tractor Supply Co.	5,927	481,095
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,833	373,786
Urban Outfitters Inc.[a]	4,398	153,314
Williams-Sonoma Inc.	3,803	297,585

		23,372,184
TEXTILES, APPAREL & LUXURY GOODS — 0.90%
Carter’s Inc.	2,398	195,413
Coach Inc.	12,150	451,858
Deckers Outdoor Corp.[a,b]	1,517	100,198
Fossil Group Inc.[a]	2,013	196,871
Hanesbrands Inc.	4,486	499,651
Iconix Brand Group Inc.[a,b]	2,278	75,721
Kate Spade & Co.[a]	5,820	183,504
Lululemon Athletica Inc.[a]	4,703	311,527
Michael Kors Holdings Ltd.[a]	9,077	642,561
Nike Inc. Class B	30,942	2,854,399
PVH Corp.	3,618	398,921
Ralph Lauren Corp.	2,710	452,272
SKECHERS U.S.A. Inc. Class Aa,b	1,866	112,613
Steven Madden Ltd.[a]	2,493	85,610
Under Armour Inc. Class Aa	7,479	539,086
VF Corp.	15,286	1,060,390
Wolverine World Wide Inc.	4,424	124,536

		8,285,131
THRIFTS & MORTGAGE FINANCE — 0.12%
Capitol Federal Financial Inc.	6,184	77,053
Hudson City Bancorp Inc.	20,992	188,298
MGIC Investment Corp.[a]	14,930	127,204
New York Community Bancorp Inc.	19,449	300,487
Ocwen Financial Corp.[a,b]	4,509	27,595
People’s United Financial Inc.	13,337	187,652
Radian Group Inc.[b]	8,665	136,560
Washington Federal Inc.	4,357	86,530

		1,131,379
TOBACCO — 1.31%
Altria Group Inc.	87,453	4,643,754
Lorillard Inc.	16,021	1,051,138
Philip Morris International Inc.	68,706	5,512,970
Reynolds American Inc.	13,734	933,225

		12,141,087
TRADING COMPANIES & DISTRIBUTORS — 0.29%
Air Lease Corp.	4,347	151,884
Applied Industrial Technologies Inc.	1,895	76,615
Fastenal Co.	11,926	529,514
GATX Corp.	2,040	116,586
HD Supply Holdings Inc.[a]	6,726	193,911
MRC Global Inc.[a]	4,492	48,559
MSC Industrial Direct Co. Inc. Class A	2,310	173,412
NOW Inc.[a,b]	4,751	118,537
United Rentals Inc.[a]	4,411	365,451
W.W. Grainger Inc.	2,712	639,598
Watsco Inc.	1,182	128,672

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2015

Security	Shares	Value

WESCO International Inc.[a,b]	1,927	$128,647

		2,671,386
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	8,069	452,994
Aqua America Inc.	7,747	209,556

		662,550
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
SBA Communications Corp. Class Aa	5,673	662,039
Sprint Corp.[a,b]	34,816	149,709
T-Mobile US Inc.[a]	11,878	358,478
Telephone & Data Systems Inc.	4,454	103,555

		1,273,781

TOTAL COMMON STOCKS (Cost: $661,617,046)		924,493,850

SHORT-TERM INVESTMENTS — 2.63%

MONEY MARKET FUNDS — 2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	21,127,980	21,127,980
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,270,952	1,270,952
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,900,475	1,900,475

		24,299,407

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,299,407)		24,299,407

TOTAL INVESTMENTS IN SECURITIES — 102.53% (Cost: $685,916,453)		948,793,257
Other Assets Less Liabilities — (2.53)%		(23,370,678)

NET ASSETS — 100.00%		$925,422,579

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

23

Schedule of Investments  (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.15%

AUSTRIA — 1.64%
BUWOG AGa	11,478	$224,335
CA Immobilien Anlagen AG	18,530	375,442
conwert Immobilien Invest SE	13,839	160,851

		760,628
BELGIUM — 2.76%
Aedifica SA	2,058	137,414
Befimmo SA	3,820	291,359
Cofinimmo SA	3,904	476,892
Intervest Offices & Warehouses NV	1,536	40,039
Leasinvest Real Estate SCA	445	46,590
Warehouses De Pauw SCA	3,033	232,736
Wereldhave Belgium NV	441	50,561

		1,275,591
FINLAND — 1.18%
Citycon OYJ	58,985	200,084
Sponda OYJ	54,365	250,301
Technopolis OYJ	21,482	97,450

		547,835
FRANCE — 23.47%
Affine SA	1,301	27,057
ANF Immobilier	1,599	41,032
Fonciere des Regions	7,609	781,275
Gecina SA	7,730	1,013,167
Icade	7,978	696,455
Klepierre	39,878	1,881,464
Mercialys	9,349	226,031
Unibail-Rodamco SE	21,964	6,198,800

		10,865,281
GERMANY — 14.95%
Alstria Office REIT AG	15,325	196,195
Deutsche Annington Immobilien SE	51,524	1,790,782
Deutsche EuroShop AG	10,358	479,988
Deutsche Wohnen AG Bearer	64,633	1,680,425
DIC Asset AG	7,745	80,992
DO Deutsche Office AGa	14,682	59,098
GAGFAH SAa	48,794	1,089,669
Hamborner REIT AG	10,273	106,327
LEG Immobilien AGa	12,880	987,325
TAG Immobilien AG	25,368	329,634
TLG Immobilien AGa	7,617	118,660

		6,919,095
GREECE — 0.15%
Grivalia Properties REIC	7,667	68,349

		68,349

Security	Shares	Value

ITALY — 0.51%
Beni Stabili SpA SIIQ	240,878	$179,808
Immobiliare Grande Distribuzione SIIQ SpA	68,358	56,234

		236,042
NETHERLANDS — 2.86%
Eurocommercial Properties NV	9,179	409,143
NSI NV	29,411	131,395
VastNed Retail NV	4,301	213,285
Wereldhave NV	7,911	569,464

		1,323,287
NORWAY — 0.48%
Entra ASA[a,b]	14,114	151,602
Norwegian Property ASA[a]	54,163	72,679

		224,281
SPAIN — 1.29%
Inmobiliaria Colonial SAa	378,758	256,446
Merlin Properties SOCIMI SAa,c	28,256	338,624

		595,070
SWEDEN — 6.41%
Castellum AB	37,052	583,161
Dios Fastigheter AB	10,637	80,043
Fabege AB	29,894	409,069
Fastighets AB Balder Class Ba	20,835	301,980
Hemfosa Fastigheter ABa	8,909	191,697
Hufvudstaden AB Class A	25,049	328,538
Klovern AB Class A	7,497	7,839
Klovern AB Class Ba	84,561	84,332
Kungsleden AB	41,122	315,656
Wallenstam AB Class B	22,591	374,402
Wihlborgs Fastigheter AB	14,934	292,454

		2,969,171
SWITZERLAND — 5.76%
Allreal Holding AG Registered	2,160	339,243
Mobimo Holding AG Registered	1,388	320,430
PSP Swiss Property AG Registered	8,990	927,776
Swiss Prime Site AG Registered	12,439	1,078,889

		2,666,338
UNITED KINGDOM — 36.69%
Big Yellow Group PLC	32,169	295,203
British Land Co. PLC (The)	228,494	2,846,639
Capital & Counties Properties PLC	164,170	948,543
Daejan Holdings PLC	1,105	90,863
Derwent London PLC	20,876	1,020,562
Development Securities PLC	28,200	102,072
Grainger PLC	92,820	270,309
Great Portland Estates PLC	77,707	916,743
Hammerson PLC	177,112	1,831,442
Hansteen Holdings PLC	154,915	262,448
Helical Bar PLC	22,421	128,467
Intu Properties PLC	207,408	1,136,998

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

Land Securities Group PLC	177,702	$3,400,188
LondonMetric Property PLC	131,969	316,136
Primary Health Properties PLC	23,962	135,137
Quintain Estates and Development PLC[a]	110,553	159,813
Redefine International PLC	196,208	160,161
Safestore Holdings PLC	46,757	188,904
Schroder REIT Ltd.	117,155	105,573
SEGRO PLC	167,577	1,037,945
Shaftesbury PLC	62,777	733,536
St. Modwen Properties PLC	39,833	250,189
UNITE Group PLC (The)	45,449	334,405
Workspace Group PLC	26,198	310,840

		16,983,116

TOTAL COMMON STOCKS (Cost: $41,634,755)		45,434,084

INVESTMENT COMPANIES — 1.57%

UNITED KINGDOM — 1.57%
F&C Commercial Property Trust Ltd.	119,203	249,748
F&C UK Real Estate Investments Ltd.	52,160	73,835
Medicx Fund Ltd.	79,907	99,610
Picton Property Income Ltd.	99,232	103,581
Standard Life Investment Property Income Trust PLC	55,180	67,543
UK Commercial Property Trust Ltd.	99,823	134,557

		728,874

TOTAL INVESTMENT COMPANIES (Cost: $701,207)		728,874

RIGHTS — 0.00%

BELGIUM — 0.00%
Wereldhave Belgium NVa	387	939

		939

TOTAL RIGHTS (Cost: $0)		939

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	297,356	297,356
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	17,888	17,888

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	23,814	$23,814

		339,058

TOTAL SHORT-TERM INVESTMENTS (Cost: $339,058)		339,058

TOTAL INVESTMENTS IN SECURITIES — 100.45% (Cost: $42,675,020)		46,502,955
Other Assets, Less Liabilities — (0.45)%		(210,374)

NET ASSETS — 100.00%		$46,292,581

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

25

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL REIT ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.73%

AUSTRALIA — 6.94%
BWP Trust	7,332	$16,273
Charter Hall Retail REIT	4,740	16,205
Cromwell Group	22,068	18,217
Dexus Property Group	13,572	81,488
Federation Centres	21,348	50,373
Goodman Group	25,572	122,074
GPT Group (The)	26,484	93,222
Investa Office Fund	9,168	27,559
Mirvac Group	54,696	82,207
Novion Property Group	33,432	60,402
Scentre Group	77,292	228,726
Stockland	34,356	117,186
Westfield Corp.	28,920	222,062

		1,135,994
BELGIUM — 0.54%
Aedifica SA	144	9,615
Befimmo SA	252	19,221
Cofinimmo SA	264	32,249
Intervest Offices & Warehouses NV	120	3,128
Leasinvest Real Estate SCA	36	3,769
Warehouses De Pauw SCA	204	15,654
Wereldhave Belgium NV	36	4,127

		87,763
CANADA — 3.48%
Allied Properties Real Estate Investment Trust	1,092	34,449
Artis Real Estate Investment Trust	2,028	24,871
Boardwalk Real Estate Investment Trust	576	27,861
Calloway Real Estate Investment Trust	1,536	38,438
Canadian Apartment Properties Real Estate Investment Trust	1,632	36,644
Canadian Real Estate Investment Trust	1,068	40,616
Chartwell Retirement Residences	2,580	25,720
Cominar Real Estate Investment Trust	2,352	36,005
Crombie Real Estate Investment Trust	1,212	12,876
Dream Global Real Estate Investment Trust	1,488	10,503
Dream Office Real Estate Investment Trust	1,596	34,187
Granite Real Estate Investment Trust	696	24,482
H&R Real Estate Investment Trust	4,116	79,272
InnVest Real Estate Investment Trust	1,296	6,388
Morguard Real Estate Investment Trust	552	8,036
Northern Property Real Estate Investment Trust	492	9,565
Pure Industrial Real Estate Trust	2,952	11,268
RioCan REIT	4,656	108,106

		569,287
FRANCE — 4.28%
Affine SA	156	3,244
ANF Immobilier	168	4,311
Fonciere des Regions	444	45,589
Gecina SA	504	66,059
Icade	480	41,902
Klepierre	2,520	118,895

Security	Shares	Value

Mercialys	636	$15,377
Unibail-Rodamco SE	1,440	406,405

		701,782
GERMANY — 0.13%
Alstria Office REIT AG	1,068	13,673
Hamborner REIT AG	732	7,576

		21,249
GREECE — 0.03%
Grivalia Properties REIC	600	5,349

		5,349
HONG KONG — 1.72%
Champion REIT	36,000	17,644
Hui Xian Real Estate Investment Trust	36,000	20,041
Link REIT (The)	36,000	243,766

		281,451
ITALY — 0.10%
Beni Stabili SpA SIIQ	16,392	12,236
Immobiliare Grande Distribuzione SIIQ SpA	5,016	4,127

		16,363
JAPAN — 6.20%
Advance Residence Investment Corp.	24	61,601
Frontier Real Estate Investment Corp.	12	54,859
Fukuoka REIT Corp.	12	24,273
GLP J-REIT	36	41,006
Japan Excellent Inc.	24	30,913
Japan Hotel REIT Investment Corp.	48	31,710
Japan Logistics Fund Inc.	12	25,775
Japan Prime Realty Investment Corp.	12	42,089
Japan Real Estate Investment Corp.	24	117,073
Japan Retail Fund Investment Corp.	36	78,212
Kenedix Realty Investment Corp.	5	29,754
Mori Hills REIT Investment Corp.	24	34,039
MORI TRUST Sogo REIT Inc.	24	50,098
Nippon Accommodations Fund Inc.	12	49,700
Nippon Building Fund Inc.	18	88,878
Nippon Prologis REIT Inc.	24	56,677
Nomura Real Estate Master Fund Inc.	24	30,178
Nomura Real Estate Office Fund Inc.	5	25,582
Orix JREIT Inc.	36	54,123
TOKYU REIT Inc.	24	31,873
United Urban Investment Corp.	36	57,832

		1,016,245
MEXICO — 0.85%
Asesor de Activos Prisma SAPI de CV	7,200	7,833
Concentradora Fibra Danhos SA de CV	3,600	8,555
Fibra Uno Administracion SAB de CV	33,600	101,431
Macquarie Mexico Real Estate Management SA de CVa	13,200	21,757

		139,576

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2015

Security	Shares	Value

NETHERLANDS — 0.56%
Eurocommercial Properties NV	588	$26,209
NSI NV	2,016	9,007
VastNed Retail NV	312	15,472
Wereldhave NV	572	41,175

		91,863
NEW ZEALAND — 0.10%
Kiwi Property Group Ltd.	17,280	16,555

		16,555
SINGAPORE — 2.26%
Ascendas REIT	36,000	65,450
CapitaCommercial Trust	24,000	31,395
CapitaMall Trust Management Ltd.	36,000	55,606
CDL Hospitality Trusts	12,000	15,963
Fortune REIT	24,000	26,868
Keppel REIT[b]	24,000	21,905
Mapletree Commercial Trust	24,000	26,872
Mapletree Greater China Commercial Trust	36,000	27,138
Mapletree Industrial Trust	24,000	27,138
Mapletree Logistics Trust	24,000	21,284
Suntec REIT[b]	36,000	50,018

		369,637
SOUTH AFRICA — 1.72%
Acucap Properties Ltd.	1,920	9,244
Arrowhead Properties Ltd. Class A	5,784	4,923
Arrowhead Properties Ltd. Class B	5,004	4,259
Capital Property Fund	22,644	28,794
Emira Property Fund	6,504	10,765
Fountainhead Property Trust	6,996	5,534
Growthpoint Properties Ltd.	32,652	82,255
Hyprop Investments Ltd.	3,588	32,638
Redefine Properties Ltd.	52,644	51,598
Resilient Property Income Fund Ltd.	3,444	26,155
SA Corporate Real Estate Fund Nominees Pty Ltd.	27,816	12,436
Vukile Property Fund Ltd.	7,872	13,360

		281,961
SPAIN — 0.14%
Merlin Properties SOCIMI SAa,b	1,896	22,722

		22,722
TURKEY — 0.26%
Dogus Gayrimenkul Yatirim Ortakligi ASa	972	1,921
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	28,824	37,933
Is Gayrimenkul Yatirim Ortakligi AS	4,380	3,268

		43,122
UNITED KINGDOM — 5.88%
Big Yellow Group PLC	2,076	19,051
British Land Co. PLC (The)	15,024	187,173
Derwent London PLC	1,368	66,877
Great Portland Estates PLC	5,100	60,167
Hammerson PLC	11,664	120,612

Security	Shares	Value

Hansteen Holdings PLC	11,076	$18,764
Intu Properties PLC	13,716	75,190
Land Securities Group PLC	11,688	223,641
LondonMetric Property PLC	9,096	21,790
Primary Health Properties PLC	1,632	9,204
Redefine International PLC	13,140	10,726
Safestore Holdings PLC	3,216	12,993
SEGRO PLC	11,004	68,157
Shaftesbury PLC	4,152	48,515
Workspace Group PLC	1,764	20,930

		963,790
UNITED STATES — 64.54%
Acadia Realty Trust	984	35,611
Agree Realty Corp.	288	9,976
Alexander’s Inc.	36	16,698
Alexandria Real Estate Equities Inc.	1,092	106,492
American Campus Communities Inc.	1,596	70,160
American Homes 4 Rent Class A	2,268	37,853
American Realty Capital Properties Inc.[a]	13,860	128,413
Apartment Investment and Management Co. Class A	2,184	87,054
Ashford Hospitality Trust Inc.	1,080	11,362
Associated Estates Realty Corp.	912	22,718
AvalonBay Communities Inc.	2,016	348,748
Aviv REIT Inc.	408	16,047
BioMed Realty Trust Inc.	3,012	73,643
Boston Properties Inc.	2,280	316,464
Brandywine Realty Trust	2,736	45,445
Brixmor Property Group Inc.	2,256	61,138
Camden Property Trust	1,296	99,857
Campus Crest Communities Inc.	1,068	7,359
CBL & Associates Properties Inc.	2,544	52,457
Cedar Realty Trust Inc.	1,452	11,558
Chambers Street Properties[b]	3,816	32,245
Chatham Lodging Trust	516	16,063
Chesapeake Lodging Trust	792	29,082
Corporate Office Properties Trust	1,380	41,400
Cousins Properties Inc.	3,084	34,047
CubeSmart	2,436	60,023
DCT Industrial Trust Inc.	1,396	52,713
DDR Corp.[b]	4,644	91,022
DiamondRock Hospitality Co.	3,300	47,949
Digital Realty Trust Inc.	2,040	148,798
Douglas Emmett Inc.	2,040	58,099
Duke Realty Corp.	5,328	116,310
DuPont Fabros Technology Inc.	1,008	37,558
EastGroup Properties Inc.	504	32,579
Education Realty Trust Inc.	214	7,404
Empire State Realty Trust Inc. Class A	1,248	22,714
EPR Properties[b]	864	56,212
Equity Commonwealth[a]	1,956	51,541
Equity Lifestyle Properties Inc.	1,224	66,990
Equity One Inc.	972	26,477
Equity Residential	5,352	415,369
Essex Property Trust Inc.	948	214,295
Excel Trust Inc.	1,008	14,152
Extra Space Storage Inc.	1,644	108,504
Federal Realty Investment Trust	1,020	146,645
FelCor Lodging Trust Inc.	1,920	19,219
First Industrial Realty Trust Inc.	1,860	40,418
First Potomac Realty Trust	1,020	13,056
Franklin Street Properties Corp.	1,500	19,320

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

January 31, 2015

Security	Shares	Value

General Growth Properties Inc.	7,560	$228,161
Getty Realty Corp.	420	7,783
Government Properties Income Trust	877	19,996
HCP Inc.	6,960	329,138
Health Care REIT Inc.	4,956	406,144
Healthcare Realty Trust Inc.	1,632	49,107
Healthcare Trust of America Inc. Class A	1,896	55,856
Hersha Hospitality Trust	2,628	17,555
Highwoods Properties Inc.	1,392	65,424
Home Properties Inc.	876	61,758
Hospitality Properties Trust	2,246	73,197
Host Hotels & Resorts Inc.	11,220	256,826
Hudson Pacific Properties Inc.	960	31,056
Inland Real Estate Corp.	1,464	16,660
Investors Real Estate Trust	1,980	16,335
Kilroy Realty Corp.	1,260	93,429
Kimco Realty Corp.	6,156	170,213
Kite Realty Group Trust	1,357	41,470
LaSalle Hotel Properties	1,632	66,031
Lexington Realty Trust	3,480	39,707
Liberty Property Trust	2,232	89,950
LTC Properties Inc.	564	26,463
Macerich Co. (The)	2,388	205,392
Mack-Cali Realty Corp.	1,368	26,690
Mid-America Apartment Communities Inc.	1,140	90,425
National Health Investors Inc.	528	39,473
National Retail Properties Inc.	1,992	85,337
New York REIT Inc.	2,472	25,783
Omega Healthcare Investors Inc.	1,968	86,316
Parkway Properties Inc.	1,236	22,619
Pebblebrook Hotel Trust	1,056	49,041
Pennsylvania Real Estate Investment Trust[b]	1,032	24,696
Physicians Realty Trust	732	12,912
Piedmont Office Realty Trust Inc. Class A	2,412	47,106
Post Properties Inc.	840	51,030
Prologis Inc.	7,452	336,383
PS Business Parks Inc.	300	25,233
Public Storage	2,172	436,224
Ramco-Gershenson Properties Trust	1,296	25,363
Realty Income Corp.	3,432	186,392
Regency Centers Corp.	1,464	100,372
Retail Opportunity Investments Corp.	1,368	24,173
Retail Properties of America Inc. Class A	3,660	64,745
RLJ Lodging Trust	2,136	72,773
Rouse Properties Inc.	636	11,823
Ryman Hospitality Properties Inc.	708	38,869
Sabra Health Care REIT Inc.	828	27,076
Saul Centers Inc.	264	15,072
Select Income REIT	612	15,220
Senior Housing Properties Trust	3,072	71,547
Silver Bay Realty Trust Corp.	29	452
Simon Property Group Inc.	4,716	936,881
SL Green Realty Corp.	1,440	181,440
Sovran Self Storage Inc.	516	48,891
Spirit Realty Capital Inc.	6,168	79,320
STAG Industrial Inc.	972	25,466
Strategic Hotels & Resorts Inc.[a]	3,876	52,016
Summit Hotel Properties Inc.	1,212	15,538
Sun Communities Inc.	756	51,204
Sunstone Hotel Investors Inc.	3,386	57,725
Tanger Factory Outlet Centers Inc.	1,464	57,608
Taubman Centers Inc.[b]	770	63,101
UDR Inc.	3,876	128,916

Security	Shares	Value

Urban Edge Properties[b]	1,266	$30,055
Urstadt Biddle Properties Inc. Class A	326	7,661
Ventas Inc.	4,392	350,562
Vornado Realty Trust	2,532	279,634
Washington Real Estate Investment Trust	1,056	30,318
Weingarten Realty Investors	1,656	62,067
Winthrop Realty Trust	576	9,216
WP Carey Inc.	1,332	95,651
WP GLIMCHER Inc.	2,747	48,567

		10,571,890

TOTAL COMMON STOCKS (Cost: $15,063,276)		16,336,599

RIGHTS — 0.00%

BELGIUM — 0.00%
Wereldhave Belgium NVa	36	87

		87

TOTAL RIGHTS (Cost: $0)		87

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	295,389	295,389
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	17,769	17,769
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	9,037	9,037

		322,195

TOTAL SHORT-TERM INVESTMENTS (Cost: $322,195)		322,195

TOTAL INVESTMENTS IN SECURITIES — 101.70% (Cost: $15,385,471)		16,658,881
Other Assets, Less Liabilities — (1.70)%		(278,814)

NET ASSETS — 100.00%		$16,380,067

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

28

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.09%

AUSTRALIA — 12.47%
BWP Trust	760,395	$1,687,649
Charter Hall Retail REIT	492,002	1,682,014
Cromwell Group	2,307,931	1,905,140
Dexus Property Group	1,437,672	8,632,017
Federation Centres	2,270,302	5,357,034
Goodman Group	2,721,399	12,991,246
GPT Group (The)	2,806,775	9,879,709
Investa Office Fund	960,368	2,886,842
Mirvac Group	5,798,595	8,715,217
Novion Property Group	3,546,758	6,407,929
Scentre Group[a]	8,216,318	24,314,142
Stockland	3,653,317	12,461,192
Westfield Corp.	3,069,259	23,567,231

		120,487,362
AUSTRIA — 0.56%
BUWOG AGa	82,726	1,616,860
CA Immobilien Anlagen AGb	129,065	2,615,028
conwert Immobilien Invest SE	98,276	1,142,266

		5,374,154
BELGIUM — 0.91%
Aedifica SA	14,928	996,749
Befimmo SA	26,435	2,016,249
Cofinimmo SA	27,679	3,381,121
Intervest Offices & Warehouses NV	11,196	291,848
Leasinvest Real Estate SCA	3,110	325,610
Warehouses De Pauw SCA	18,971	1,455,733
Wereldhave Belgium NV	3,110	356,563

		8,823,873
CANADA — 6.62%
Allied Properties Real Estate Investment Trust	120,046	3,787,089
Artis Real Estate Investment Trust	217,389	2,666,035
Boardwalk Real Estate Investment Trust	63,444	3,068,749
Calloway Real Estate Investment Trust	167,318	4,187,074
Canadian Apartment Properties Real Estate Investment Trust	177,270	3,980,344
Canadian Real Estate Investment Trust	111,649	4,245,999
Chartwell Retirement Residences	280,211	2,793,381
Cominar Real Estate Investment Trust	235,116	3,599,197
Crombie Real Estate Investment Trust	125,955	1,338,076
Dream Global Real Estate Investment Trust	154,256	1,088,837
Dream Office Real Estate Investment Trust	166,074	3,557,372
Extendicare Inc.	141,194	759,449
First Capital Realty Inc.	136,218	2,097,066
Granite Real Estate Investment Trust	75,262	2,647,332
H&R Real Estate Investment Trust	437,266	8,421,496
InnVest Real Estate Investment Trust	123,156	607,063
Killam Properties Inc.	84,592	741,210
Morguard Real Estate Investment Trust	56,291	819,537
Northern Property Real Estate Investment Trust	51,315	997,606
Pure Industrial Real Estate Trust	308,823	1,178,835

Security	Shares	Value

RioCan REIT	491,380	$11,409,146

		63,990,893
FINLAND — 0.40%
Citycon OYJ	414,571	1,406,275
Sponda OYJ	379,731	1,748,311
Technopolis OYJ	147,303	668,221

		3,822,807
FRANCE — 7.93%
Affine SA	9,330	194,039
ANF Immobilier	11,507	295,281
Fonciere des Regions	54,114	5,556,301
Gecina SA	54,736	7,174,221
Icade	56,291	4,914,031
Klepierre	283,628	13,381,714
Mercialys	66,243	1,601,560
Unibail-Rodamco SE	154,256	43,534,967

		76,652,114
GERMANY — 5.02%
Alstria Office REIT AG	108,228	1,385,564
Deutsche Annington Immobilien SE	357,961	12,441,390
Deutsche EuroShop AG	73,396	3,401,157
Deutsche Wohnen AG Bearer	455,926	11,853,847
DIC Asset AG	55,980	585,402
DO Deutsche Office AGa	106,051	426,875
GAGFAH SAa	343,966	7,681,460
Hamborner REIT AG	74,018	766,097
LEG Immobilien AGa	88,013	6,746,692
TAG Immobilien AG	184,112	2,392,371
TLG Immobilien AGa	54,425	847,847

		48,528,702
GREECE — 0.06%
Grivalia Properties REIC	60,800	542,017

		542,017
HONG KONG — 16.12%
Champion REIT[b]	3,732,000	1,829,093
Hang Lung Properties Ltd.	3,421,000	10,082,074
Henderson Land Development Co. Ltd.	1,866,440	13,336,271
Hongkong Land Holdings Ltd.	1,866,000	13,827,060
Hysan Development Co. Ltd.	933,000	4,518,582
Kerry Properties Ltd.	933,000	3,309,215
Link REIT (The)	3,576,500	24,217,435
New World Development Co. Ltd.	7,775,333	9,286,255
Sino Land Co. Ltd.	4,976,800	8,344,574
Sun Hung Kai Properties Ltd.	2,495,000	40,739,422
Swire Properties Ltd.	1,866,000	6,004,720
Wharf Holdings Ltd. (The)	2,488,900	20,223,607

		155,718,308
ISRAEL — 0.21%
Azrieli Group Ltd.	59,401	2,051,676

		2,051,676

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

ITALY — 0.16%
Beni Stabili SpA SIIQ	1,546,653	$1,154,530
Immobiliare Grande Distribuzione SIIQ SpA	458,556	377,227

		1,531,757
JAPAN — 23.51%
Activia Properties Inc.	397	3,558,856
Advance Residence Investment Corp.	2,177	5,587,754
Aeon Mall Co. Ltd.	155,500	2,598,617
Daiwa House REIT Investment Corp.	311	1,511,778
Daiwa Office Investment Corp.	311	1,808,309
Daiwahouse Residential Investment Corp.	622	2,928,242
Frontier Real Estate Investment Corp.	746	3,410,395
Fukuoka REIT Corp.	933	1,887,207
GLP J-REIT	3,110	3,542,485
Hulic Co. Ltd.	466,500	4,285,136
Industrial & Infrastructure Fund Investment Corp.	622	3,145,345
Japan Excellent Inc.	1,866	2,403,489
Japan Hotel REIT Investment Corp.	4,364	2,882,956
Japan Logistics Fund Inc.	1,244	2,671,955
Japan Prime Realty Investment Corp.	1,244	4,363,240
Japan Real Estate Investment Corp.	1,866	9,102,439
Japan Retail Fund Investment Corp.	3,732	8,108,001
Kenedix Realty Investment Corp.	574	3,415,707
Mitsubishi Estate Co. Ltd.	2,020,000	40,988,124
Mitsui Fudosan Co. Ltd.	1,555,000	39,720,576
Mori Hills REIT Investment Corp.	1,866	2,646,538
MORI TRUST Sogo REIT Inc.	1,555	3,245,954
Nippon Accommodations Fund Inc.	622	2,576,112
Nippon Building Fund Inc.	2,177	10,749,244
Nippon Prologis REIT Inc.	2,177	5,141,104
Nomura Real Estate Holdings Inc.	186,600	3,170,762
Nomura Real Estate Master Fund Inc.	2,799	3,519,451
Nomura Real Estate Office Fund Inc.	622	3,182,412
NTT Urban Development Corp.	155,500	1,510,454
Orix JREIT Inc.	3,115	4,683,174
Premier Investment Corp.	399	2,136,560
Sumitomo Realty & Development Co. Ltd.	697,000	22,458,988
Tokyo Tatemono Co. Ltd.	622,000	4,236,155
TOKYU REIT Inc.	1,555	2,065,126
Top REIT Inc.	311	1,337,037
United Urban Investment Corp.	4,043	6,494,821

		227,074,503
NETHERLANDS — 0.97%
Eurocommercial Properties NV	65,310	2,911,114
NSI NV	209,614	936,458
VastNed Retail NV	31,100	1,542,241
Wereldhave NV	55,608	4,002,878

		9,392,691
NEW ZEALAND — 0.18%
Kiwi Property Group Ltd.	1,813,752	1,737,676

		1,737,676
NORWAY — 0.15%
Entra ASA[a,c]	99,209	1,065,628

Security	Shares	Value

Norwegian Property ASA[a]	282,788	$379,459

		1,445,087
SINGAPORE — 6.90%
Ascendas REIT	3,110,402	5,654,858
CapitaCommercial Trust	3,110,000	4,068,214
CapitaLand Ltd.	4,043,000	10,398,078
CapitaMall Trust Management Ltd.	4,043,400	6,245,441
CDL Hospitality Trusts[b]	933,000	1,241,150
City Developments Ltd.	933,000	6,929,754
Fortune REIT	2,177,000	2,437,186
Global Logistic Properties Ltd.	4,665,000	8,722,526
Keppel Land Ltd.	933,000	3,130,456
Keppel REIT[b]	2,799,000	2,554,700
Mapletree Commercial Trust	2,177,000	2,437,481
Mapletree Industrial Trust	1,866,800	2,110,860
Mapletree Logistics Trust	2,488,210	2,206,675
Suntec REIT[b]	3,732,000	5,185,249
UOL Group Ltd.	622,000	3,318,927

		66,641,555
SPAIN — 0.44%
Inmobiliaria Colonial SAa	2,658,623	1,800,075
Merlin Properties SOCIMI SAa,b	201,839	2,418,867

		4,218,942
SWEDEN — 2.15%
Castellum AB	260,307	4,096,969
Dios Fastigheter AB	75,262	566,345
Fabege AB	207,748	2,842,818
Fastighets AB Balder Class Ba,b	144,926	2,100,542
Hemfosa Fastigheter ABa	62,200	1,338,370
Hufvudstaden AB Class A	175,404	2,300,568
Klovern AB Class A	57,662	60,294
Klovern AB Class Ba	611,115	609,456
Kungsleden AB	287,814	2,209,284
Wallenstam AB Class B	157,677	2,613,194
Wihlborgs Fastigheter AB	104,807	2,052,443

		20,790,283
SWITZERLAND — 1.95%
Allreal Holding AG Registered	15,550	2,442,231
Mobimo Holding AG Registered	9,952	2,297,489
PSP Swiss Property AG Registered	63,444	6,547,479
Swiss Prime Site AG Registered	87,080	7,552,833

		18,840,032
UNITED KINGDOM — 12.38%
Big Yellow Group PLC	227,652	2,089,074
British Land Co. PLC (The)	1,604,138	19,984,778
Capital & Counties Properties PLC	1,153,810	6,666,497
Daejan Holdings PLC	8,086	664,904
Derwent London PLC	146,792	7,176,201
Development Securities PLC	200,284	724,944
Grainger PLC	646,258	1,882,023
Great Portland Estates PLC	547,360	6,457,441
Hammerson PLC	1,244,933	12,873,337
Hansteen Holdings PLC	1,112,522	1,884,773

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

Helical Bar PLC	161,720	$926,615
Intu Properties PLC	1,458,279	7,994,194
Land Securities Group PLC	1,248,976	23,898,175
LondonMetric Property PLC	942,330	2,257,381
Primary Health Properties PLC	172,916	975,184
Quintain Estates and Development PLC[a]	784,810	1,134,505
Redefine International PLC	1,403,425	1,145,592
Safestore Holdings PLC	328,795	1,328,369
Schroder REIT Ltd.	768,792	692,790
SEGRO PLC	1,178,690	7,300,615
Shaftesbury PLC	444,730	5,196,575
St. Modwen Properties PLC	281,766	1,769,758
UNITE Group PLC (The)	322,196	2,370,657
Workspace Group PLC	186,110	2,208,198

		119,602,580

TOTAL COMMON STOCKS (Cost: $912,644,026)		957,267,012

INVESTMENT COMPANIES — 0.52%

UNITED KINGDOM — 0.52%
F&C Commercial Property Trust Ltd.	816,686	1,711,081
F&C UK Real Estate Investments Ltd.	376,310	532,682
Medicx Fund Ltd.	575,098	716,904
Picton Property Income Ltd.	716,233	747,619
Standard Life Investment Property Income Trust PLC	343,655	420,651
UK Commercial Property Trust Ltd.	663,985	895,022

		5,023,959

TOTAL INVESTMENT COMPANIES (Cost: $4,537,744)		5,023,959

RIGHTS — 0.00%

BELGIUM — 0.00%
Wereldhave Belgium NVa	3,140	7,622

		7,622

TOTAL RIGHTS (Cost: $0)		7,622

SHORT-TERM INVESTMENTS — 1.38%

MONEY MARKET FUNDS — 1.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[d,e,f]	12,514,194	12,514,194
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	752,790	752,790

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	34,241	$34,241

		13,301,225

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,301,225)		13,301,225

TOTAL INVESTMENTS IN SECURITIES — 100.99% (Cost: $930,482,995)		975,599,818
Other Assets, Less Liabilities — (0.99)%		(9,589,896)

NET ASSETS — 100.00%		$966,009,922

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

31

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.75%

AUSTRALIA — 17.78%
ALS Ltd.	5,099,548	$19,459,240
Amcor Ltd.	2,860,543	28,469,343
APA Group	8,648,474	54,688,199
AusNet Services	42,024,778	45,817,520
Australia and New Zealand Banking Group Ltd.	1,358,085	34,901,091
Bradken Ltd.[a]	9,895,668	21,038,069
Commonwealth Bank of Australia	550,575	38,301,160
Metcash Ltd.	23,089,892	26,252,633
Monadelphous Group Ltd.[b]	4,279,803	27,196,439
Myer Holdings Ltd.	24,514,046	29,685,441
National Australia Bank Ltd.	1,414,366	39,244,224
Orica Ltd.	1,720,241	24,301,030
Scentre Group[c]	13,206,459	39,081,218
Stockland	14,111,849	48,134,464
Suncorp Group Ltd.	2,858,096	32,762,930
Sydney Airport	11,454,407	44,511,401
Tatts Group Ltd.	14,459,323	43,464,369
Telstra Corp. Ltd.	9,455,208	47,861,087
Wesfarmers Ltd.	892,166	30,285,214
Westpac Banking Corp.	1,407,025	37,758,540
WorleyParsons Ltd.	2,799,368	20,971,678

		734,185,290

AUSTRIA — 1.01%
Oesterreichische Post AG	844,215	41,821,543

		41,821,543

BELGIUM — 2.42%
Belgacom SA	2,679,465	99,765,110

		99,765,110

CANADA — 4.46%
Bank of Montreal	513,870	29,556,796
Canadian Oil Sands Ltd.	2,877,672	17,815,943
Crescent Point Energy Corp.	1,392,343	33,162,789
Emera Inc.	1,323,827	43,412,380
Manitoba Telecom Services Inc.	1,668,854	33,760,089
Russel Metals Inc.	1,429,048	26,395,602

		184,103,599

DENMARK — 1.29%
Tryg A/S	455,142	53,331,833

		53,331,833

FINLAND — 6.80%
Elisa OYJ	2,212,088	58,836,178
Fortum OYJ	2,040,798	43,525,552
Konecranes OYJ	1,013,058	30,877,445
Metso OYJ	1,309,145	39,769,055
Stora Enso OYJ Class R	3,557,938	34,568,775
UPM-Kymmene OYJ	2,495,940	43,909,928

Security	Shares	Value

YIT OYJ[b]	5,028,585	$29,308,837

		280,795,770

FRANCE — 11.10%
Bouygues SA	1,211,265	43,267,714
CNP Assurances SA	2,554,668	44,943,102
GDF Suez	2,774,898	61,765,577
Lagardere SCA	1,145,196	31,376,968
Neopost SA	699,842	36,327,901
Orange SA	4,996,774	88,075,112
Societe Television Francaise 1	1,683,536	26,673,007
Total SA	690,054	35,430,472
Veolia Environnement SA	2,745,534	50,361,223
Vivendi SA	1,681,089	39,903,932

		458,125,008

GERMANY — 7.82%
Deutsche Telekom AG Registered	2,532,645	43,683,983
Freenet AG	1,923,342	57,428,678
K+S AG Registered	2,062,821	65,178,152
ProSiebenSat.1 Media AG Registered	2,718,617	120,688,211
RWE AG	1,296,910	36,016,700

		322,995,724

GREECE — 0.76%
OPAP SA	3,693,270	31,257,539

		31,257,539

HONG KONG — 2.86%
CLP Holdings Ltd.	4,894,000	43,679,803
Television Broadcasts Ltd.	4,226,600	26,220,854
VTech Holdings Ltd.	3,425,800	48,293,956

		118,194,613

ISRAEL — 0.86%
Migdal Insurance & Financial Holdings Ltd.	29,750,626	35,639,067

		35,639,067

ITALY — 5.01%
Enel SpA	8,385,869	37,908,926
Eni SpA	1,986,964	33,408,635
Hera SpA	21,394,121	52,388,583
Snam SpA	8,919,315	43,641,859
Terna Rete Elettrica Nazionale SpA	9,034,324	39,576,161

		206,924,164

JAPAN — 1.83%
Eisai Co. Ltd.	775,800	38,887,417
Net One Systems Co. Ltd.[a]	6,117,500	36,768,016

		75,655,433

NETHERLANDS — 0.62%
Corbion NV	1,548,951	25,764,257

		25,764,257

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2015

Security	Shares	Value

NEW ZEALAND — 3.84%
Fletcher Building Ltd.	4,482,904	$27,265,937
SKYCITY Entertainment Group Ltd.	15,188,529	43,323,670
Spark New Zealand Ltd.	36,724,576	87,960,502

		158,550,109
NORWAY — 0.42%
Fred Olsen Energy ASA	1,688,430	14,094,758
Seadrill Ltd.	313,216	3,327,958

		17,422,716
PORTUGAL — 1.33%
Energias de Portugal SA	14,422,618	54,961,380

		54,961,380
SINGAPORE — 1.28%
Keppel Corp. Ltd.	3,064,000	19,700,540
StarHub Ltd.	10,680,000	32,992,683

		52,693,223
SPAIN — 2.91%
Ferrovial SA	3,048,962	60,502,992
Gas Natural SDG SA	1,551,398	36,414,054
Mapfre SA	6,920,116	23,309,887

		120,226,933
SWEDEN — 4.78%
NCC AB Class B	1,257,758	40,731,992
Peab AB	5,784,708	41,606,794
Securitas AB Class B	3,132,160	38,203,307
Swedbank AB Class A	1,803,439	43,731,889
TeliaSonera AB	5,344,248	32,979,814

		197,253,796
SWITZERLAND — 3.72%
Swiss Prime Site AG Registered	533,446	46,268,127
Swisscom AG Registered	73,410	43,046,242
Zurich Insurance Group AG	193,313	64,168,024

		153,482,393
UNITED KINGDOM — 16.85%
Amlin PLC	5,349,142	39,157,130
AstraZeneca PLC	978,800	69,724,963
BAE Systems PLC	4,879,318	37,190,873
British American Tobacco PLC	609,303	34,335,024
Cable & Wireless Communications PLC	66,546,165	49,972,864
Carillion PLC	9,039,218	46,497,825
Catlin Group Ltd.	5,194,981	54,382,347
Dairy Crest Group PLC	3,653,371	26,809,483
Friends Life Group Ltd.	8,620,781	51,583,066
HSBC Holdings PLC	2,973,105	27,220,520
National Grid PLC	3,310,791	46,517,543
Provident Financial PLC	1,475,541	58,438,979
Royal Dutch Shell PLC Class A	1,235,735	37,545,987

Security	Shares	Value

SSE PLC	2,153,360	$52,037,197
United Utilities Group PLC	2,982,893	46,009,692
Vodafone Group PLC	5,256,156	18,511,956

		695,935,449

TOTAL COMMON STOCKS (Cost: $4,323,206,181)		4,119,084,949

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[a,d,e]	11,807,018	11,807,018
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[a,d,e]	710,250	710,250
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	682,494	682,494

		13,199,762

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,199,762)		13,199,762

TOTAL INVESTMENTS IN SECURITIES — 100.07% (Cost: $4,336,405,943)		4,132,284,711
Other Assets, Less Liabilities — (0.07)%		(2,809,033)

NET ASSETS — 100.00%		$4,129,475,678

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

33

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 6.40%
Boeing Co. (The)	86,344	$12,551,827
General Dynamics Corp.	41,002	5,461,876
Honeywell International Inc.	101,944	9,966,046
Raytheon Co.	40,164	4,018,408
United Technologies Corp. Class B	110,411	12,672,975

		44,671,132
AIR FREIGHT & LOGISTICS — 0.83%
FedEx Corp.	34,307	5,801,657

		5,801,657
AIRLINES — 1.14%
American Airlines Group Inc.	93,417	4,584,906
United Continental Holdings Inc.[a]	48,073	3,334,824

		7,919,730
AUTO COMPONENTS — 0.58%
Johnson Controls Inc.	86,770	4,032,202

		4,032,202
BEVERAGES — 5.65%
Coca-Cola Co. (The)	513,350	21,134,619
PepsiCo Inc.	194,892	18,276,972

		39,411,591
CAPITAL MARKETS — 2.71%
Ameriprise Financial Inc.	24,037	3,003,183
Bank of New York Mellon Corp. (The)	146,614	5,278,104
Morgan Stanley	198,840	6,722,780
State Street Corp.	54,378	3,888,571

		18,892,638
CHEMICALS — 1.73%
Air Products and Chemicals Inc.	25,053	3,647,967
E.I. du Pont de Nemours and Co.	117,983	8,401,570

		12,049,537
COMMERCIAL BANKS — 4.37%
Bank of America Corp.	1,369,478	20,747,592
U.S. Bancorp	233,030	9,766,287

		30,513,879
COMMERCIAL SERVICES & SUPPLIES — 0.32%
Tyco International PLC	54,515	2,224,757

		2,224,757

Security	Shares	Value

COMPUTERS & PERIPHERALS — 0.98%
EMC Corp.	265,013	$6,871,787

		6,871,787
CONSUMER FINANCE — 1.34%
American Express Co.	115,881	9,350,438

		9,350,438
DIVERSIFIED FINANCIAL SERVICES — 5.40%
Berkshire Hathaway Inc. Class Ba	237,463	34,173,301
CME Group Inc./IL	41,241	3,517,857

		37,691,158
ELECTRICAL EQUIPMENT — 1.30%
Eaton Corp. PLC	61,816	3,899,971
Emerson Electric Co.	90,339	5,143,903

		9,043,874
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
TE Connectivity Ltd.	52,972	3,516,811

		3,516,811
ENERGY EQUIPMENT & SERVICES — 1.54%
Baker Hughes Inc.	56,359	3,268,259
Halliburton Co.	110,378	4,414,016
National Oilwell Varco Inc.	56,086	3,052,761

		10,735,036
FOOD & STAPLES RETAILING — 3.73%
CVS Health Corp.	149,288	14,654,110
Sysco Corp.	76,577	2,999,521
Walgreens Boots Alliance Inc.	113,545	8,373,944

		26,027,575
FOOD PRODUCTS — 1.41%
Kellogg Co.	32,839	2,153,582
Mondelez International Inc. Class A	218,781	7,709,842

		9,863,424
HEALTH CARE EQUIPMENT & SUPPLIES — 5.93%
Abbott Laboratories	196,101	8,777,481
Baxter International Inc.	70,589	4,963,113
Becton, Dickinson and Co.	25,005	3,452,690
Boston Scientific Corp.[a]	172,799	2,559,153
Medtronic PLC	184,540	13,176,156
St. Jude Medical Inc.	37,246	2,453,394
Stryker Corp.	38,929	3,544,485
Zimmer Holdings Inc.	22,061	2,473,038

		41,399,510
HEALTH CARE PROVIDERS & SERVICES — 5.44%
Aetna Inc.	45,808	4,206,091

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2015

Security	Shares	Value

AmerisourceBergen Corp.	27,064	$2,572,433
Cardinal Health Inc.	43,109	3,586,238
Cigna Corp.	34,071	3,639,805
Express Scripts Holding Co.[a]	95,579	7,714,181
Humana Inc.	19,974	2,924,993
UnitedHealth Group Inc.	124,990	13,280,187

		37,923,928
HOTELS, RESTAURANTS & LEISURE — 2.05%
Carnival Corp.	58,673	2,579,265
McDonald’s Corp.	126,738	11,715,661

		14,294,926
HOUSEHOLD PRODUCTS — 6.08%
Colgate-Palmolive Co.	111,573	7,533,409
Kimberly-Clark Corp.	48,509	5,237,032
Procter & Gamble Co. (The)	351,871	29,659,206

		42,429,647
INDUSTRIAL CONGLOMERATES — 1.94%
3M Co.	83,451	13,544,097

		13,544,097
INSURANCE — 1.02%
Aon PLC	37,140	3,344,457
Marsh & McLennan Companies Inc.	70,452	3,788,204

		7,132,661
IT SERVICES — 0.98%
Accenture PLC Class A	81,722	6,867,100

		6,867,100
LIFE SCIENCES TOOLS & SERVICES — 0.24%
Agilent Technologies Inc.	43,455	1,641,295

		1,641,295
MACHINERY — 3.02%
Caterpillar Inc.	78,845	6,305,235
Cummins Inc.	22,131	3,086,389
Illinois Tool Works Inc.	46,844	4,360,708
Ingersoll-Rand PLC	34,584	2,296,378
PACCAR Inc.	46,126	2,772,634
Parker-Hannifin Corp.	19,364	2,255,131

		21,076,475
MEDIA — 2.57%
DIRECTV[a]	65,412	5,578,335
DISH Network Corp. Class Aa	27,622	1,943,208
Omnicom Group Inc.	32,331	2,353,697
Time Warner Cable Inc.	36,532	4,973,101
Viacom Inc. Class B NVS	48,119	3,099,826

		17,948,167

Security	Shares	Value

METALS & MINING — 0.71%
Alcoa Inc.	153,566	$2,403,308
Nucor Corp.	41,559	1,814,050
Southern Copper Corp.	26,454	721,665

		4,939,023
MULTI-UTILITIES — 0.48%
Sempra Energy	30,107	3,369,575

		3,369,575
MULTILINE RETAIL — 1.29%
Macy’s Inc.	44,977	2,873,131
Target Corp.	82,956	6,106,391

		8,979,522
OIL, GAS & CONSUMABLE FUELS — 0.42%
Spectra Energy Corp.	87,405	2,922,823

		2,922,823
PHARMACEUTICALS — 7.40%
AbbVie Inc.	207,486	12,521,780
Johnson & Johnson	364,500	36,501,030
Mylan Inc./PAa	48,755	2,591,328

		51,614,138
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.77%
HCP Inc.	59,824	2,829,077
Public Storage	18,899	3,795,675
Ventas Inc.	40,842	3,259,600
Weyerhaeuser Co.	68,308	2,448,842

		12,333,194
ROAD & RAIL — 1.21%
CSX Corp.	129,646	4,317,212
Norfolk Southern Corp.	40,304	4,109,799

		8,427,011
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.59%
Applied Materials Inc.	158,696	3,624,616
Broadcom Corp. Class A	70,174	2,977,834
Micron Technology Inc.[a]	139,814	4,091,657
Texas Instruments Inc.	137,566	7,352,903

		18,047,010
SOFTWARE — 8.75%
Microsoft Corp.	1,073,376	43,364,391
Oracle Corp.	421,253	17,646,288

		61,010,679
SPECIALTY RETAIL — 0.75%
AutoZone Inc.[a]	4,174	2,491,711

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2015

Security	Shares	Value

L Brands Inc.	32,026	$2,710,360

		5,202,071
TOBACCO — 5.12%
Altria Group Inc.	257,388	13,667,303
Lorillard Inc.	46,896	3,076,847
Philip Morris International Inc.	202,331	16,235,039
Reynolds American Inc.	40,140	2,727,513

		35,706,702
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
T-Mobile US Inc.[a]	34,727	1,048,061

		1,048,061

TOTAL COMMON STOCKS (Cost: $605,803,358)		696,474,841

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	553,551	553,551

		553,551

TOTAL SHORT-TERM INVESTMENTS (Cost: $553,551)		553,551

TOTAL INVESTMENTS IN SECURITIES — 99.92% (Cost: $606,356,909)		697,028,392
Other Assets, Less Liabilities — 0.08%		591,864

NET ASSETS — 100.00%		$697,620,256

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

36

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 0.52%
Precision Castparts Corp.	16,751	$3,351,875

		3,351,875
AIR FREIGHT & LOGISTICS — 1.25%
United Parcel Service Inc. Class B	81,860	8,091,042

		8,091,042
AIRLINES — 0.56%
Southwest Airlines Co.	79,753	3,603,241

		3,603,241
AUTO COMPONENTS — 0.37%
Delphi Automotive PLC	34,804	2,392,079

		2,392,079
AUTOMOBILES — 0.36%
Tesla Motors Inc.[a,b]	11,321	2,304,956

		2,304,956
BEVERAGES — 0.25%
Brown-Forman Corp. Class B NVS	18,383	1,633,697

		1,633,697
BIOTECHNOLOGY — 10.07%
Alexion Pharmaceuticals Inc.[a]	23,293	4,268,209
Amgen Inc.	89,333	13,601,843
Biogen Idec Inc.[a]	27,735	10,793,353
Celgene Corp.[a,b]	93,800	11,177,208
Gilead Sciences Inc.[a]	177,177	18,573,465
Regeneron Pharmaceuticals Inc.[a]	8,722	3,634,108
Vertex Pharmaceuticals Inc.[a]	28,264	3,112,997

		65,161,183
CAPITAL MARKETS — 2.23%
BlackRock Inc.[c]	14,961	5,094,370
Charles Schwab Corp. (The)	135,023	3,507,897
Franklin Resources Inc.	45,981	2,369,401
T. Rowe Price Group Inc.	30,454	2,397,339
TD Ameritrade Holding Corp.	31,887	1,032,820

		14,401,827
CHEMICALS — 3.14%
Ecolab Inc.	31,743	3,293,971
Monsanto Co.	56,851	6,707,281
PPG Industries Inc.	16,127	3,594,386
Praxair Inc.	34,227	4,127,434

Security	Shares	Value

Sherwin-Williams Co. (The)	9,569	$2,595,782

		20,318,854
COMMUNICATIONS EQUIPMENT — 1.89%
QUALCOMM Inc.	195,256	12,195,690

		12,195,690
COMPUTERS & PERIPHERALS — 12.78%
Apple Inc.	688,760	80,695,122
SanDisk Corp.	25,876	1,964,247

		82,659,369
DIVERSIFIED FINANCIAL SERVICES — 1.17%
Intercontinental Exchange Inc.	13,255	2,726,951
McGraw Hill Financial Inc.	31,927	2,855,551
Moody’s Corp.	21,602	1,972,911

		7,555,413
ENERGY EQUIPMENT & SERVICES — 1.92%
Schlumberger Ltd.	151,122	12,450,942

		12,450,942
FOOD & STAPLES RETAILING — 1.75%
Costco Wholesale Corp.	51,412	7,351,402
Kroger Co. (The)	57,694	3,983,771

		11,335,173
FOOD PRODUCTS — 0.90%
Hershey Co. (The)	17,354	1,773,752
Keurig Green Mountain Inc.	14,249	1,746,358
Mead Johnson Nutrition Co. Class A	23,692	2,333,425

		5,853,535
HEALTH CARE PROVIDERS & SERVICES — 0.89%
McKesson Corp.	27,233	5,791,097

		5,791,097
HEALTH CARE TECHNOLOGY — 0.37%
Cerner Corp.[a]	35,640	2,364,714

		2,364,714
HOTELS, RESTAURANTS & LEISURE — 3.23%
Chipotle Mexican Grill Inc.[a]	3,638	2,582,398
Hilton Worldwide Holdings Inc.[a]	48,497	1,259,467
Las Vegas Sands Corp.	43,263	2,352,209
Marriott International Inc./MD Class A	24,923	1,856,764
Starbucks Corp.	87,882	7,692,311
Wynn Resorts Ltd.	9,500	1,405,525
Yum! Brands Inc.	51,402	3,715,337

		20,864,011

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.91%
Danaher Corp.	71,797	$5,914,637

		5,914,637
INTERNET & CATALOG RETAIL — 3.89%
Amazon.com Inc.[a]	44,588	15,807,784
Netflix Inc.[a]	7,082	3,128,828
Priceline Group Inc. (The)[a]	6,149	6,207,292

		25,143,904
INTERNET SOFTWARE & SERVICES — 11.00%
eBay Inc.[a]	132,774	7,037,022
Facebook Inc. Class Aa	245,553	18,639,928
Google Inc. Class Aa	33,476	17,995,024
Google Inc. Class Ca	33,445	17,877,021
LinkedIn Corp. Class Aa	12,379	2,782,057
Twitter Inc.[a,b]	60,271	2,261,971
Yahoo! Inc.[a]	103,471	4,551,689

		71,144,712
IT SERVICES — 5.04%
Automatic Data Processing Inc.	56,614	4,672,353
Cognizant Technology Solutions Corp. Class Aa	71,538	3,872,352
MasterCard Inc. Class A	115,084	9,440,341
Visa Inc. Class A	57,361	14,621,892

		32,606,938
LIFE SCIENCES TOOLS & SERVICES — 1.41%
Illumina Inc.[a]	16,693	3,258,306
Thermo Fisher Scientific Inc.	46,980	5,882,366

		9,140,672
MEDIA — 8.01%
CBS Corp. Class B NVS	56,057	3,072,484
Comcast Corp. Class A	302,560	16,079,551
Sirius XM Holdings Inc.[a]	302,837	1,075,071
Time Warner Inc.	98,473	7,674,001
Twenty-First Century Fox Inc. Class A	217,767	7,221,154
Walt Disney Co. (The)	183,213	16,665,055

		51,787,316
MULTILINE RETAIL — 0.37%
Dollar General Corp.[a]	35,582	2,386,129

		2,386,129
OIL, GAS & CONSUMABLE FUELS — 4.23%
Anadarko Petroleum Corp.	59,479	4,862,408
Continental Resources Inc.[a,b]	10,038	455,725
EOG Resources Inc.	64,360	5,729,971
Kinder Morgan Inc.	199,547	8,191,404
Noble Energy Inc.	42,260	2,017,492
Pioneer Natural Resources Co.	17,462	2,628,555
Williams Companies Inc. (The)	79,054	3,467,309

		27,352,864

Security	Shares	Value

PERSONAL PRODUCTS — 0.29%
Estee Lauder Companies Inc. (The) Class A	26,265	$1,854,046

		1,854,046
PHARMACEUTICALS — 5.06%
Actavis PLC[a]	31,129	8,297,123
Allergan Inc.	34,986	7,671,030
Bristol-Myers Squibb Co.	194,807	11,741,018
Perrigo Co. PLC	16,509	2,505,076
Zoetis Inc.	58,790	2,512,097

		32,726,344
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.56%
American Tower Corp.	46,563	4,514,283
AvalonBay Communities Inc.	15,481	2,678,058
Boston Properties Inc.	17,954	2,492,015
Crown Castle International Corp.	39,243	3,394,912
Equity Residential	42,595	3,305,798
General Growth Properties Inc.	73,589	2,220,916
Health Care REIT Inc.	38,523	3,156,960
Host Hotels & Resorts Inc.[b]	88,811	2,032,884
Prologis Inc.	58,804	2,654,413
Simon Property Group Inc.	36,499	7,250,891
Vornado Realty Trust	20,475	2,261,259

		35,962,389
ROAD & RAIL — 1.89%
Union Pacific Corp.	104,416	12,238,599

		12,238,599
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.47%
Avago Technologies Ltd.	29,735	3,059,137

		3,059,137
SOFTWARE — 1.78%
Adobe Systems Inc.[a]	55,663	3,903,646
Intuit Inc.	33,574	2,914,895
Salesforce.com Inc.[a]	68,941	3,891,719
VMware Inc. Class Aa	10,111	779,558

		11,489,818
SPECIALTY RETAIL — 4.52%
Home Depot Inc. (The)	154,766	16,160,666
Lowe’s Companies Inc.	114,260	7,742,257
TJX Companies Inc. (The)	80,906	5,334,942

		29,237,865
TEXTILES, APPAREL & LUXURY GOODS — 1.60%
Nike Inc. Class B	81,953	7,560,164
VF Corp.	40,629	2,818,434

		10,378,598

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.26%
W.W. Grainger Inc.	7,117	$1,678,473

		1,678,473

TOTAL COMMON STOCKS (Cost: $456,422,748)		646,431,139

SHORT-TERM INVESTMENTS — 1.55%

MONEY MARKET FUNDS — 1.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	8,242,659	8,242,659
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	495,837	495,837
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,272,494	1,272,494

		10,010,990

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,010,990)		10,010,990

TOTAL INVESTMENTS IN SECURITIES — 101.49%
(Cost: $466,433,738)		656,442,129
Other Assets, Less Liabilities — (1.49)%		(9,648,447)

NET ASSETS — 100.00%		$646,793,682

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

39

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 1.74%
Lockheed Martin Corp.	16,658	$3,137,867
Northrop Grumman Corp.	12,520	1,965,014

		5,102,881
AIRLINES — 0.84%
Delta Air Lines Inc.	51,943	2,457,423

		2,457,423
AUTOMOBILES — 2.12%
Ford Motor Co.	238,717	3,511,527
General Motors Co.	83,730	2,731,273

		6,242,800
CAPITAL MARKETS — 1.47%
Goldman Sachs Group Inc. (The)	25,125	4,331,801

		4,331,801
CHEMICALS — 1.75%
Dow Chemical Co. (The)	68,721	3,103,440
LyondellBasell Industries NV Class A	25,754	2,036,884

		5,140,324
COMMERCIAL BANKS — 14.66%
BB&T Corp.	44,667	1,576,298
Citigroup Inc.	187,909	8,822,328
Fifth Third Bancorp	51,222	886,141
JPMorgan Chase & Co.	231,868	12,608,982
PNC Financial Services Group Inc. (The)[a]	32,649	2,760,146
SunTrust Banks Inc.	32,364	1,243,425
Wells Fargo & Co.	292,812	15,202,799

		43,100,119
COMMERCIAL SERVICES & SUPPLIES — 0.46%
Waste Management Inc.	26,422	1,358,883

		1,358,883
COMMUNICATIONS EQUIPMENT — 2.85%
Cisco Systems Inc.	317,178	8,362,398

		8,362,398
COMPUTERS & PERIPHERALS — 2.26%
Hewlett-Packard Co.	115,758	4,182,337
Seagate Technology PLC	20,317	1,146,691
Western Digital Corp.	13,547	1,317,175

		6,646,203

Security	Shares	Value

CONSUMER FINANCE — 1.46%
Capital One Financial Corp.	34,500	$2,525,745
Discover Financial Services	28,116	1,528,948
Synchrony Financial[b]	7,779	240,060

		4,294,753
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.05%
AT&T Inc.	321,732	10,591,417
CenturyLink Inc.	35,409	1,316,153
Verizon Communications Inc.	257,394	11,765,480

		23,673,050
ELECTRIC UTILITIES — 5.54%
American Electric Power Co. Inc.	30,323	1,904,588
Duke Energy Corp.	43,871	3,822,919
Edison International	20,215	1,377,652
Exelon Corp.	53,266	1,919,707
NextEra Energy Inc.	27,076	2,957,782
PPL Corp.	41,254	1,464,517
Southern Co. (The)	55,820	2,831,190

		16,278,355
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.64%
Corning Inc.	79,459	1,888,740

		1,888,740
FOOD & STAPLES RETAILING — 2.83%
Wal-Mart Stores Inc.	97,963	8,324,896

		8,324,896
FOOD PRODUCTS — 2.11%
Archer-Daniels-Midland Co.	39,904	1,860,723
General Mills Inc.	37,414	1,963,487
Kraft Foods Group Inc.	36,552	2,388,308

		6,212,518
HEALTH CARE PROVIDERS & SERVICES — 1.22%
Anthem Inc.	16,725	2,257,206
HCA Holdings Inc.[b]	18,832	1,333,306

		3,590,512
INDUSTRIAL CONGLOMERATES — 5.06%
General Electric Co.	622,885	14,880,723

		14,880,723
INSURANCE — 6.77%
ACE Ltd.	20,554	2,219,010
Aflac Inc.	27,942	1,594,929
Allstate Corp. (The)	26,001	1,814,610
American International Group Inc.	86,831	4,243,431
Chubb Corp. (The)	14,626	1,431,885
Hartford Financial Services Group Inc. (The)	26,799	1,042,481
MetLife Inc.	70,464	3,276,576

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2015

Security	Shares	Value

Prudential Financial Inc.	28,439	$2,157,951
Travelers Companies Inc. (The)	20,535	2,111,409

		19,892,282
IT SERVICES — 2.98%
International Business Machines Corp.	57,089	8,752,315

		8,752,315
MACHINERY — 0.65%
Deere & Co.	22,215	1,892,496

		1,892,496
METALS & MINING — 0.37%
Freeport-McMoRan Inc.	64,509	1,084,396

		1,084,396
MULTI-UTILITIES — 2.42%
Consolidated Edison Inc.	18,176	1,259,233
Dominion Resources Inc.	36,225	2,785,340
PG&E Corp.	29,455	1,732,249
Public Service Enterprise Group Inc.	31,397	1,340,024

		7,116,846
OIL, GAS & CONSUMABLE FUELS — 18.52%
Apache Corp.	23,351	1,461,072
Chevron Corp.	117,257	12,022,360
ConocoPhillips	76,349	4,808,460
Devon Energy Corp.	23,856	1,437,801
Exxon Mobil Corp.	262,655	22,961,300
Hess Corp.	15,779	1,064,925
Marathon Oil Corp.	41,906	1,114,699
Marathon Petroleum Corp.	17,379	1,609,122
Occidental Petroleum Corp.	48,097	3,847,760
Phillips 66	34,296	2,411,695
Valero Energy Corp.	32,331	1,709,663

		54,448,857
PAPER & FOREST PRODUCTS — 0.47%
International Paper Co.	26,280	1,383,905

		1,383,905
PHARMACEUTICALS — 9.27%
Eli Lilly and Co.	60,774	4,375,728
Merck & Co. Inc.	176,830	10,659,313
Pfizer Inc.	390,809	12,212,781

		27,247,822
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.37%
Intel Corp.	299,899	9,908,663

		9,908,663

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.07%
Sprint Corp.[b,c]	49,213	$211,616

		211,616

TOTAL COMMON STOCKS (Cost: $276,809,171)		293,825,577

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[a,d,e]	197,899	197,899
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[a,d,e]	11,905	11,905
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	179,994	179,994

		389,798

TOTAL SHORT-TERM INVESTMENTS (Cost: $389,798)		389,798

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $277,198,969)		294,215,375
Other Assets, Less Liabilities — (0.08)%		(239,190)

NET ASSETS — 100.00%		$293,976,185

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

41

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 0.96%
Rockwell Collins Inc.	35,044	$3,000,467
Teledyne Technologies Inc.[a]	9,612	913,525

		3,913,992
AIR FREIGHT & LOGISTICS — 1.23%
C.H. Robinson Worldwide Inc.	38,561	2,746,314
Expeditors International of Washington Inc.	50,883	2,222,570

		4,968,884
AIRLINES — 0.58%
Alaska Air Group Inc.	34,679	2,353,664

		2,353,664
AUTO COMPONENTS — 0.52%
Lear Corp.	20,892	2,096,512

		2,096,512
BUILDING PRODUCTS — 1.22%
Allegion PLC	25,236	1,362,996
Masco Corp.	93,909	2,332,700
Owens Corning	31,013	1,242,071

		4,937,767
CAPITAL MARKETS — 3.59%
E*TRADE Financial Corp.[a]	76,133	1,754,866
Eaton Vance Corp. NVS	31,182	1,255,075
Invesco Ltd.	113,559	4,171,022
LPL Financial Holdings Inc.	20,058	825,387
Northern Trust Corp.	58,351	3,814,988
Raymond James Financial Inc.	33,209	1,747,458
Waddell & Reed Financial Inc. Class A	22,094	987,823

		14,556,619
CHEMICALS — 5.09%
Airgas Inc.	17,722	1,996,206
FMC Corp.	35,129	2,019,918
International Flavors & Fragrances Inc.	21,344	2,264,812
Mosaic Co. (The)	83,193	4,050,667
NewMarket Corp.	2,811	1,264,022
RPM International Inc.	35,185	1,683,954
Scotts Miracle-Gro Co. (The) Class A	11,683	741,053
Sigma-Aldrich Corp.	31,393	4,317,165
Valspar Corp. (The)	20,096	1,676,609
Westlake Chemical Corp.	10,855	622,100

		20,636,506
COMMERCIAL BANKS — 0.58%
First Republic Bank	32,070	1,633,004

Security	Shares	Value

Prosperity Bancshares Inc.	15,821	$724,444

		2,357,448
COMMERCIAL SERVICES & SUPPLIES — 0.81%
Cintas Corp.	25,594	2,014,248
KAR Auction Services Inc.	37,130	1,266,504

		3,280,752
COMMUNICATIONS EQUIPMENT — 1.65%
ARRIS Group Inc.[a]	34,823	913,059
Juniper Networks Inc.	101,481	2,306,663
Motorola Solutions Inc.	55,837	3,484,787

		6,704,509
COMPUTERS & PERIPHERALS — 1.04%
NCR Corp.[a]	44,408	1,127,963
NetApp Inc.	82,158	3,105,573

		4,233,536
CONSTRUCTION & ENGINEERING — 1.14%
Chicago Bridge & Iron Co. NV	25,463	878,728
Fluor Corp.	41,179	2,206,783
Quanta Services Inc.[a]	57,384	1,519,528

		4,605,039
CONSTRUCTION MATERIALS — 0.60%
Vulcan Materials Co.	34,716	2,447,825

		2,447,825
CONSUMER FINANCE — 0.17%
Santander Consumer USA Holdings Inc.	26,633	475,399
Springleaf Holdings Inc.[a,b]	6,344	200,470

		675,869
CONTAINERS & PACKAGING — 1.85%
AptarGroup Inc.	17,084	1,078,171
MeadWestvaco Corp.	43,947	2,209,655
Packaging Corp. of America	25,934	1,967,094
Sealed Air Corp.	55,661	2,254,271

		7,509,191
DISTRIBUTORS — 0.92%
Genuine Parts Co.	40,290	3,744,553

		3,744,553
DIVERSIFIED CONSUMER SERVICES — 1.19%
Graham Holdings Co. Class B	1,162	1,086,842
H&R Block Inc.	72,532	2,486,397
Service Corp. International	54,743	1,238,834

		4,812,073
DIVERSIFIED FINANCIAL SERVICES — 0.54%
FNFV Group[a,b]	23,552	292,045

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2015

Security	Shares	Value

Leucadia National Corp.	83,521	$1,893,421

		2,185,466
ELECTRICAL EQUIPMENT — 1.34%
Hubbell Inc. Class B	14,321	1,518,599
Rockwell Automation Inc.	35,788	3,898,029

		5,416,628
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.38%
CDW Corp./DE	31,358	1,074,325
Dolby Laboratories Inc. Class A	11,558	448,450

		1,522,775
ENERGY EQUIPMENT & SERVICES — 1.76%
Cameron International Corp.[a]	52,045	2,330,575
Helmerich & Payne Inc.	28,538	1,699,723
RPC Inc.	16,107	200,854
Superior Energy Services Inc.	40,119	802,380
Weatherford International Ltd.[a]	203,981	2,107,124

		7,140,656
FOOD PRODUCTS — 1.50%
Flowers Foods Inc.	48,826	955,037
Hormel Foods Corp.	35,417	1,814,059
McCormick & Co. Inc. NVS	34,042	2,430,258
Pinnacle Foods Inc.	24,368	876,517

		6,075,871
GAS UTILITIES — 0.35%
National Fuel Gas Co.	22,193	1,407,702

		1,407,702
HEALTH CARE EQUIPMENT & SUPPLIES — 2.62%
CareFusion Corp.[a]	53,751	3,187,434
DENTSPLY International Inc.	37,307	1,866,283
Hologic Inc.[a]	63,907	1,940,536
Teleflex Inc.	10,921	1,196,505
Varian Medical Systems Inc.[a,b]	26,355	2,439,419

		10,630,177
HEALTH CARE PROVIDERS & SERVICES — 3.24%
Centene Corp.[a,b]	15,466	1,688,269
DaVita HealthCare Partners Inc.[a]	45,316	3,401,419
Henry Schein Inc.[a]	22,198	3,064,878
Patterson Companies Inc.	22,582	1,131,132
Premier Inc.[a,b]	7,593	246,772
Universal Health Services Inc. Class B	24,002	2,460,925
VCA Inc.[a]	22,200	1,156,620

		13,150,015
HEALTH CARE TECHNOLOGY — 0.11%
IMS Health Holdings Inc.[a,b]	17,533	431,487

		431,487

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.71%
Aramark	30,750	$963,090
MGM Resorts International[a]	94,507	1,840,996
Norwegian Cruise Line Holdings Ltd.[a]	26,526	1,160,778
Royal Caribbean Cruises Ltd.	44,020	3,325,711
Six Flags Entertainment Corp.	23,247	998,691
Wyndham Worldwide Corp.	32,491	2,722,421

		11,011,687
HOUSEHOLD DURABLES — 3.50%
D.R. Horton Inc.	87,456	2,144,421
Jarden Corp.[a,b]	47,160	2,264,623
Leggett & Platt Inc.	36,279	1,546,574
Mohawk Industries Inc.[a]	16,334	2,695,764
Toll Brothers Inc.[a,b]	42,679	1,477,547
Whirlpool Corp.	20,527	4,086,515

		14,215,444
HOUSEHOLD PRODUCTS — 1.72%
Church & Dwight Co. Inc.	35,263	2,853,482
Clorox Co. (The)	34,109	3,639,772
Spectrum Brands Holdings Inc.	5,543	497,096

		6,990,350
INDUSTRIAL CONGLOMERATES — 0.37%
Carlisle Companies Inc.	16,915	1,516,937

		1,516,937
INSURANCE — 2.09%
Arthur J. Gallagher & Co.	42,539	1,890,008
Brown & Brown Inc.	31,144	960,792
Erie Indemnity Co. Class A	6,466	560,344
FNF Group	73,254	2,571,215
Markel Corp.[a]	3,681	2,515,448

		8,497,807
INTERNET & CATALOG RETAIL — 0.55%
Expedia Inc.	26,020	2,235,899

		2,235,899
INTERNET SOFTWARE & SERVICES — 0.31%
IAC/InterActiveCorp	20,324	1,238,748

		1,238,748
IT SERVICES — 4.64%
Broadridge Financial Solutions Inc.	31,637	1,518,260
DST Systems Inc.	7,710	745,557
Fidelity National Information Services Inc.	74,792	4,669,264
Genpact Ltd.[a]	41,018	823,231
Global Payments Inc.	17,829	1,556,650
Paychex Inc.	86,072	3,895,619
Teradata Corp.[a,b]	40,331	1,797,149
Total System Services Inc.	43,614	1,542,627
Vantiv Inc. Class Aa,b	39,394	1,354,760

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2015

Security	Shares	Value

VeriFone Systems Inc.[a,b]	29,856	$937,180

		18,840,297
LEISURE EQUIPMENT & PRODUCTS — 0.33%
Brunswick Corp.	24,505	1,330,131

		1,330,131
LIFE SCIENCES TOOLS & SERVICES — 1.26%
PerkinElmer Inc.	29,779	1,361,198
Quintiles Transnational Holdings Inc.[a]	18,893	1,143,026
Waters Corp.[a]	21,952	2,613,386

		5,117,610
MACHINERY — 6.16%
Allison Transmission Holdings Inc.	43,992	1,377,829
Crane Co.	13,038	794,666
Donaldson Co. Inc.	33,663	1,230,719
Dover Corp.	43,587	3,052,834
Flowserve Corp.	35,932	1,957,935
ITT Corp.	24,087	862,555
Pall Corp.	28,081	2,717,118
Pentair PLC	49,236	3,043,277
Snap-on Inc.	15,319	2,032,985
SPX Corp.	10,803	902,807
Stanley Black & Decker Inc.	41,291	3,866,902
Timken Co. (The)	19,641	746,554
Valmont Industries Inc.	6,474	777,657
Xylem Inc.	47,943	1,634,856

		24,998,694
MARINE — 0.27%
Kirby Corp.[a]	15,048	1,090,830

		1,090,830
MEDIA — 1.57%
Cinemark Holdings Inc.	27,514	1,022,695
Discovery Communications Inc. Series Aa	39,159	1,135,024
Discovery Communications Inc. Series C NVS[a]	72,034	2,008,308
Interpublic Group of Companies Inc. (The)	110,244	2,198,265

		6,364,292
MULTILINE RETAIL — 1.36%
Dillard’s Inc.	6,798	772,253
Family Dollar Stores Inc.	25,320	1,926,852
Nordstrom Inc.	37,110	2,827,782

		5,526,887
OIL, GAS & CONSUMABLE FUELS — 4.41%
Cheniere Energy Inc.[a]	58,317	4,162,667
Chesapeake Energy Corp.	136,748	2,622,827
Cimarex Energy Co.	23,000	2,373,600
CONSOL Energy Inc.	60,677	1,756,599
EP Energy Corp. Class Aa,b	9,694	100,333
ONEOK Inc.	54,880	2,416,366
SM Energy Co.	17,742	671,002
Southwestern Energy Co.[a,b]	99,959	2,477,984

Security	Shares	Value

Whiting Petroleum Corp.[a]	43,837	$1,315,987

		17,897,365
PERSONAL PRODUCTS — 0.13%
Herbalife Ltd.[b]	17,889	545,257

		545,257
PHARMACEUTICALS — 0.80%
Mallinckrodt PLC[a]	30,650	3,248,593

		3,248,593
PROFESSIONAL SERVICES — 1.46%
Nielsen NV	85,379	3,719,109
Towers Watson & Co. Class A	18,435	2,184,548

		5,903,657
REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.41%
Alexandria Real Estate Equities Inc.	18,982	1,851,125
American Campus Communities Inc.	27,722	1,218,659
American Realty Capital Properties Inc.	239,326	2,217,355
Apartment Investment and Management Co. Class A	40,703	1,622,422
Brixmor Property Group Inc.	35,843	971,345
Corrections Corp. of America	30,727	1,208,186
Digital Realty Trust Inc.	35,721	2,605,490
Douglas Emmett Inc.	35,950	1,023,856
Equity Lifestyle Properties Inc.	21,031	1,151,027
Highwoods Properties Inc.	24,086	1,132,042
Iron Mountain Inc.	49,151	1,958,176
Kimco Realty Corp.[b]	108,438	2,998,311
LaSalle Hotel Properties	29,433	1,190,859
Macerich Co. (The)	37,054	3,187,015
Mid-America Apartment Communities Inc.	19,838	1,573,550
Omega Healthcare Investors Inc.[b]	33,591	1,473,301
Plum Creek Timber Co. Inc.[b]	46,365	2,064,170
Rayonier Inc.	33,492	982,990
Realty Income Corp.[b]	58,697	3,187,834
Regency Centers Corp.[b]	24,580	1,685,205
SL Green Realty Corp.	25,441	3,205,566
Spirit Realty Capital Inc.	105,068	1,351,174
Taubman Centers Inc.	15,371	1,259,653
UDR Inc.	67,274	2,237,533
Weingarten Realty Investors	29,695	1,112,969
WP Carey Inc.	25,499	1,831,083

		46,300,896
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.28%
CBRE Group Inc. Class Aa	73,703	2,383,555
Forest City Enterprises Inc. Class Aa	44,352	1,086,624
Jones Lang LaSalle Inc.	11,816	1,737,897

		5,208,076
ROAD & RAIL — 0.71%
AMERCO[a]	1,600	457,776
Hertz Global Holdings Inc.[a]	118,008	2,421,524

		2,879,300

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.21%
Altera Corp.	80,348	$2,645,458
Analog Devices Inc.	82,029	4,274,121
Freescale Semiconductor Ltd.[a,b]	26,384	846,663
Lam Research Corp.	41,900	3,202,836
Linear Technology Corp.	62,875	2,825,602
Maxim Integrated Products Inc.	74,577	2,467,753
Microchip Technology Inc.[b]	52,974	2,389,127
NVIDIA Corp.	136,109	2,613,973
SunEdison Inc.[a,b]	66,431	1,244,253
Xilinx Inc.	69,709	2,689,025

		25,198,811
SOFTWARE — 3.27%
Activision Blizzard Inc.	130,775	2,732,544
Cadence Design Systems Inc.[a,b]	77,165	1,388,198
Electronic Arts Inc.[a]	81,959	4,496,271
Nuance Communications Inc.[a,b]	66,732	917,231
PTC Inc.[a]	30,623	1,023,115
Solera Holdings Inc.	17,942	925,807
Synopsys Inc.[a]	41,077	1,765,900

		13,249,066
SPECIALTY RETAIL — 5.56%
AutoNation Inc.[a]	19,701	1,174,574
CarMax Inc.[a,b]	56,775	3,525,727
Dick’s Sporting Goods Inc.	25,863	1,335,824
Foot Locker Inc.	37,454	1,993,302
Gap Inc. (The)	70,340	2,897,304
GNC Holdings Inc. Class A	23,461	1,040,261
Penske Automotive Group Inc.	11,155	539,344
PetSmart Inc.	26,205	2,141,079
Sally Beauty Holdings Inc.[a]	33,213	1,032,260
Signet Jewelers Ltd.	21,134	2,559,539
Tiffany & Co.	29,665	2,570,176
Williams-Sonoma Inc.	22,576	1,766,572

		22,575,962
TEXTILES, APPAREL & LUXURY GOODS — 0.88%
Fossil Group Inc.[a,b]	11,857	1,159,615
PVH Corp.	21,719	2,394,737

		3,554,352
THRIFTS & MORTGAGE FINANCE — 0.35%
People’s United Financial Inc.	81,231	1,142,920
TFS Financial Corp.	20,540	287,971

		1,430,891
TRADING COMPANIES & DISTRIBUTORS — 1.26%
HD Supply Holdings Inc.[a]	40,272	1,161,042
MSC Industrial Direct Co. Inc. Class A	13,345	1,001,809
United Rentals Inc.[a,b]	26,310	2,179,783
WESCO International Inc.[a]	11,726	782,828

		5,125,462

Security	Shares	Value

WATER UTILITIES — 0.31%
Aqua America Inc.	46,567	$1,259,637

		1,259,637

TOTAL COMMON STOCKS
(Cost: $361,489,436)		405,148,454

SHORT-TERM INVESTMENTS — 4.97%

MONEY MARKET FUNDS — 4.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	18,692,258	18,692,258
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,124,432	1,124,432
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	322,520	322,520

		20,139,210

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,139,210)		20,139,210

TOTAL INVESTMENTS IN SECURITIES — 104.83%
(Cost: $381,628,646)		425,287,664
Other Assets, Less Liabilities — (4.83)%		(19,582,046)

NET ASSETS — 100.00%		$405,705,618

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

45

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 2.49%
B/E Aerospace Inc.[a]	15,289	$891,807
HEICO Corp.	8,209	498,122
Hexcel Corp.	13,851	612,630
Textron Inc.	40,007	1,702,698
TransDigm Group Inc.	7,145	1,468,512

		5,173,769
AIRLINES — 0.38%
Spirit Airlines Inc.[a]	10,565	783,289

		783,289
AUTO COMPONENTS — 1.20%
BorgWarner Inc.	32,955	1,779,900
Gentex Corp.	42,508	709,458

		2,489,358
AUTOMOBILES — 0.92%
Harley-Davidson Inc.	31,060	1,916,402

		1,916,402
BEVERAGES — 2.47%
Constellation Brands Inc. Class Aa	24,334	2,687,690
Monster Beverage Corp.[a]	20,906	2,444,957

		5,132,647
BIOTECHNOLOGY — 6.14%
Alkermes PLC[a]	21,231	1,533,940
Alnylam Pharmaceuticals Inc.[a]	10,309	967,293
BioMarin Pharmaceutical Inc.[a,b]	22,624	2,198,148
Incyte Corp.[a,b]	22,284	1,776,258
Intercept Pharmaceuticals Inc.[a,b]	1,770	355,823
Isis Pharmaceuticals Inc.[a]	17,152	1,175,083
Medivation Inc.[a]	11,270	1,226,401
Pharmacyclics Inc.[a,b]	8,865	1,495,969
Puma Biotechnology Inc.[a,b]	2,933	619,098
Seattle Genetics Inc.[a,b]	14,580	454,313
United Therapeutics Corp.[a]	6,898	973,515

		12,775,841
BUILDING PRODUCTS — 1.30%
A.O. Smith Corp.	10,921	648,817
Fortune Brands Home & Security Inc.	22,906	1,025,960
Lennox International Inc.	6,417	630,855
USG Corp.[a,b]	13,029	396,733

		2,702,365
CAPITAL MARKETS — 1.55%
Affiliated Managers Group Inc.[a]	8,054	1,655,258
Legg Mason Inc.	14,579	808,260

Security	Shares	Value

SEI Investments Co.	18,939	$760,779

		3,224,297
CHEMICALS — 0.45%
W.R. Grace & Co.[a]	10,718	929,036

		929,036
COMMERCIAL BANKS — 1.07%
Investors Bancorp Inc.	49,496	544,951
Signature Bank[a]	7,305	855,634
SVB Financial Group[a]	7,383	833,541

		2,234,126
COMMERCIAL SERVICES & SUPPLIES — 1.59%
Copart Inc.[a]	16,508	604,193
Rollins Inc.	9,247	305,613
Stericycle Inc.[a,b]	12,307	1,615,786
Waste Connections Inc.	18,020	778,825

		3,304,417
COMMUNICATIONS EQUIPMENT — 1.19%
Arista Networks Inc.[a,b]	735	46,393
F5 Networks Inc.[a]	10,712	1,195,674
Palo Alto Networks Inc.[a,b]	9,706	1,226,741

		2,468,808
COMPUTERS & PERIPHERALS — 0.21%
3D Systems Corp.[a,b]	15,186	441,609

		441,609
CONSTRUCTION MATERIALS — 0.71%
Eagle Materials Inc.	7,297	519,692
Martin Marietta Materials Inc.	8,985	968,044

		1,487,736
DISTRIBUTORS — 0.55%
LKQ Corp.[a]	43,997	1,135,563

		1,135,563
DIVERSIFIED FINANCIAL SERVICES — 0.80%
CBOE Holdings Inc.	12,253	789,951
MSCI Inc. Class A	16,265	875,382

		1,665,333
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.01%
Level 3 Communications Inc.[a]	40,424	2,010,690
Zayo Group Holdings Inc.[a]	3,104	86,136

		2,096,826
ELECTRIC UTILITIES — 0.46%
ITC Holdings Corp.	22,611	961,872

		961,872

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

ELECTRICAL EQUIPMENT — 2.03%
Acuity Brands Inc.	6,297	$943,857
AMETEK Inc.	35,644	1,707,348
Sensata Technologies Holding NVa,b	24,500	1,208,340
Solarcity Corp.[a,b]	7,344	356,992

		4,216,537
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.10%
Amphenol Corp. Class A	44,875	2,410,236
FLIR Systems Inc.	20,455	617,741
National Instruments Corp.	14,649	440,642
Trimble Navigation Ltd.[a]	37,604	896,479

		4,365,098
ENERGY EQUIPMENT & SERVICES — 1.91%
Core Laboratories NV	6,359	589,797
Dresser-Rand Group Inc.[a]	11,129	891,210
Dril-Quip Inc.[a]	5,737	425,858
FMC Technologies Inc.[a]	33,951	1,272,483
Oceaneering International Inc.	15,246	798,281

		3,977,629
FOOD & STAPLES RETAILING — 1.62%
Sprouts Farmers Market Inc.[a,b]	18,010	655,744
Whole Foods Market Inc.	52,174	2,718,005

		3,373,749
FOOD PRODUCTS — 0.77%
Hain Celestial Group Inc. (The)[a,b]	14,652	773,186
WhiteWave Foods Co. (The) Class Aa	25,314	834,603

		1,607,789
HEALTH CARE EQUIPMENT & SUPPLIES — 5.36%
Align Technology Inc.[a]	10,491	556,547
C.R. Bard Inc.	10,857	1,856,873
Cooper Companies Inc. (The)	7,010	1,105,126
Edwards Lifesciences Corp.[a]	15,507	1,943,802
IDEXX Laboratories Inc.[a,b]	6,923	1,096,742
Intuitive Surgical Inc.[a]	5,258	2,599,976
ResMed Inc.	20,246	1,264,768
Sirona Dental Systems Inc.[a]	8,039	725,279

		11,149,113
HEALTH CARE PROVIDERS & SERVICES — 1.77%
Brookdale Senior Living Inc.[a]	26,629	898,729
Envision Healthcare Holdings Inc.[a]	18,918	650,401
MEDNAX Inc.[a]	14,579	989,768
Team Health Holdings Inc.[a]	10,324	533,751
Tenet Healthcare Corp.[a]	14,269	603,293

		3,675,942
HEALTH CARE TECHNOLOGY — 0.37%
athenahealth Inc.[a,b]	5,531	772,736

		772,736

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.23%
Domino’s Pizza Inc.	7,987	$791,112
Dunkin’ Brands Group Inc.	15,184	718,355
Extended Stay America Inc.	7,810	154,482
Hyatt Hotels Corp. Class Aa	8,380	471,459
Panera Bread Co. Class Aa	3,720	639,319
Starwood Hotels & Resorts Worldwide Inc.	25,885	1,862,944

		4,637,671
HOUSEHOLD DURABLES — 1.61%
GoPro Inc.[a,b]	3,994	198,701
Harman International Industries Inc.	9,948	1,289,559
Lennar Corp. Class A	25,925	1,164,292
NVR Inc.[a,b]	565	708,640

		3,361,192
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.52%
Calpine Corp.[a]	52,035	1,086,491

		1,086,491
INDUSTRIAL CONGLOMERATES — 1.08%
Roper Industries Inc.	14,522	2,241,325

		2,241,325
INSURANCE — 0.27%
White Mountains Insurance Group Ltd.	872	562,074

		562,074
INTERNET & CATALOG RETAIL — 1.66%
Groupon Inc.[a]	61,281	438,772
Liberty Interactive Corp. Series Aa	68,484	1,873,722
TripAdvisor Inc.[a]	16,185	1,084,557
zulily Inc.[a,b]	2,682	49,617

		3,446,668
INTERNET SOFTWARE & SERVICES — 3.64%
Akamai Technologies Inc.[a,b]	25,842	1,502,842
CoStar Group Inc.[a]	4,697	866,643
Equinix Inc.	7,957	1,725,555
MercadoLibre Inc.	4,615	571,983
Pandora Media Inc.[a]	26,485	439,651
Rackspace Hosting Inc.[a]	17,299	777,763
VeriSign Inc.[a,b]	15,822	861,983
Yelp Inc.[a,b]	8,949	469,554
Zillow Inc. Class Aa,b	3,702	358,798

		7,574,772
IT SERVICES — 4.38%
Alliance Data Systems Corp.[a,b]	9,270	2,677,454
Fiserv Inc.[a]	35,379	2,566,039
FleetCor Technologies Inc.[a]	11,054	1,553,087
Gartner Inc.[a,b]	12,780	1,076,332
Jack Henry & Associates Inc.	11,873	728,646

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

WEX Inc.[a]	5,628	$518,057

		9,119,615
LEISURE EQUIPMENT & PRODUCTS — 0.62%
Polaris Industries Inc.	8,869	1,282,369

		1,282,369
LIFE SCIENCES TOOLS & SERVICES — 1.02%
Covance Inc.[a]	8,215	872,515
Mettler-Toledo International Inc.[a]	4,145	1,259,873

		2,132,388
MACHINERY — 2.97%
Colfax Corp.[a,b]	13,827	626,501
Graco Inc.	8,634	615,086
IDEX Corp.	11,527	833,979
Lincoln Electric Holdings Inc.	11,278	765,889
Middleby Corp. (The)[a,b]	8,314	789,996
Nordson Corp.	8,519	620,694
WABCO Holdings Inc.[a]	7,951	756,697
Wabtec Corp./DE	13,975	1,166,214

		6,175,056
MEDIA — 3.07%
AMC Networks Inc. Class Aa,b	8,585	572,619
Charter Communications Inc. Class Aa	11,837	1,788,748
Liberty Media Corp. Class Aa	14,408	490,592
Liberty Media Corp. Class Ca	28,881	985,420
Lions Gate Entertainment Corp.	11,909	342,146
Live Nation Entertainment Inc.[a]	20,975	498,576
Madison Square Garden Inc. Class Aa	8,781	665,161
Scripps Networks Interactive Inc. Class A	14,731	1,047,227

		6,390,489
METALS & MINING — 0.33%
Royal Gold Inc.	9,465	685,834

		685,834
MULTILINE RETAIL — 1.02%
Dollar Tree Inc.[a]	29,815	2,119,846

		2,119,846
OIL, GAS & CONSUMABLE FUELS — 4.02%
Antero Resources Corp.[a,b]	7,937	275,017
Cabot Oil & Gas Corp.	59,854	1,586,131
Concho Resources Inc.[a,b]	16,379	1,815,612
Diamondback Energy Inc.[a]	8,240	568,478
EQT Corp.	21,956	1,634,405
Gulfport Energy Corp.[a]	12,423	478,161
Kosmos Energy Ltd.[a]	15,641	137,172
Memorial Resource Development Corp.[a]	10,572	202,454
Range Resources Corp.	24,493	1,133,291
Rice Energy Inc.[a,b]	9,507	162,379
Targa Resources Corp.	4,292	372,674

		8,365,774

Security	Shares	Value

PHARMACEUTICALS — 1.53%
Akorn Inc.[a]	10,809	$460,247
Jazz Pharmaceuticals PLC[a]	8,765	1,484,265
Salix Pharmaceuticals Ltd.[a,b]	9,252	1,245,967

		3,190,479
PROFESSIONAL SERVICES — 2.48%
Equifax Inc.	17,508	1,478,726
IHS Inc. Class Aa	9,898	1,139,557
Robert Half International Inc.	19,734	1,145,756
Verisk Analytics Inc. Class Aa,b	21,550	1,386,742

		5,150,781
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.06%
BioMed Realty Trust Inc.	28,666	700,884
Camden Property Trust	12,544	966,515
Essex Property Trust Inc.	9,270	2,095,483
Extra Space Storage Inc.[b]	16,045	1,058,970
Federal Realty Investment Trust	9,892	1,422,173
Kilroy Realty Corp.	12,189	903,814
Lamar Advertising Co.Class A	11,638	651,961
RLJ Lodging Trust	19,168	653,054

		8,452,854
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.80%
Howard Hughes Corp. (The)[a]	5,237	684,109
Realogy Holdings Corp.[a]	21,231	987,242

		1,671,351
ROAD & RAIL — 2.41%
Avis Budget Group Inc.[a]	15,425	884,007
Genesee & Wyoming Inc. Class Aa	7,431	612,686
J.B. Hunt Transport Services Inc.	13,437	1,069,720
Kansas City Southern	15,995	1,760,889
Old Dominion Freight Line Inc.[a]	9,883	692,996

		5,020,298
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.40%
Cree Inc.[a,b]	17,341	613,178
Skyworks Solutions Inc.	27,644	2,295,834

		2,909,012
SOFTWARE — 7.10%
ANSYS Inc.[a]	13,344	1,076,460
Autodesk Inc.[a]	32,978	1,780,977
CDK Global Inc.	23,321	1,053,176
Citrix Systems Inc.[a]	23,371	1,384,965
FactSet Research Systems Inc.	5,637	809,417
FireEye Inc.[a]	4,559	154,140
Fortinet Inc.[a]	20,105	601,039
Informatica Corp.[a]	15,778	657,706
NetSuite Inc.[a,b]	5,125	504,454
Red Hat Inc.[a]	27,222	1,736,491
ServiceNow Inc.[a,b]	19,163	1,396,983
Splunk Inc.[a]	17,410	899,227
SS&C Technologies Holdings Inc.	9,820	543,341

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

Tableau Software Inc. Class Aa	5,788	$467,439
Ultimate Software Group Inc. (The)[a]	4,119	609,653
Workday Inc. Class Aa	13,772	1,094,323

		14,769,791
SPECIALTY RETAIL — 5.08%
Advance Auto Parts Inc.	10,579	1,682,061
O’Reilly Automotive Inc.[a,b]	14,713	2,756,627
Ross Stores Inc.	30,432	2,790,919
Tractor Supply Co.	19,699	1,598,968
Ulta Salon, Cosmetics & Fragrance Inc.[a]	9,347	1,233,243
Urban Outfitters Inc.[a]	14,529	506,481

		10,568,299
TEXTILES, APPAREL & LUXURY GOODS — 4.11%
Carter’s Inc.	7,681	625,925
Hanesbrands Inc.	14,476	1,612,337
Lululemon Athletica Inc.[a,b]	15,179	1,005,457
Michael Kors Holdings Ltd.[a]	29,853	2,113,294
Ralph Lauren Corp.	8,768	1,463,291
Under Armour Inc. Class Aa	24,157	1,741,236

		8,561,540
TRADING COMPANIES & DISTRIBUTORS — 1.08%
Air Lease Corp.	13,830	483,220
Fastenal Co.	39,528	1,755,043

		2,238,263
WIRELESS TELECOMMUNICATION SERVICES — 1.05%
SBA Communications Corp. Class Aa	18,717	2,184,274

		2,184,274

TOTAL COMMON STOCKS (Cost: $162,562,351)		207,960,393

SHORT-TERM INVESTMENTS — 9.50%

MONEY MARKET FUNDS — 9.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	18,524,316	18,524,316
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,114,329	1,114,329

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	127,823	$127,823

		19,766,468

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,766,468)		19,766,468

TOTAL INVESTMENTS IN SECURITIES — 109.46% (Cost: $182,328,819)		227,726,861
Other Assets, Less Liabilities — (9.46)%		(19,676,628)

NET ASSETS — 100.00%		$208,050,233

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

49

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.25%

AEROSPACE & DEFENSE — 1.90%
Alliant Techsystems Inc.	5,066	$660,150
Huntington Ingalls Industries Inc.	7,671	894,439
L-3 Communications Holdings Inc.	13,561	1,669,630
Spirit AeroSystems Holdings Inc. Class Aa	20,639	929,581

		4,153,800
AUTO COMPONENTS — 2.32%
Autoliv Inc.	14,431	1,530,552
Goodyear Tire & Rubber Co. (The)	43,565	1,056,016
TRW Automotive Holdings Corp.[a]	17,618	1,817,649
Visteon Corp.[a]	7,036	682,140

		5,086,357
BEVERAGES — 2.65%
Coca-Cola Enterprises Inc.	35,445	1,492,234
Dr Pepper Snapple Group Inc.	30,929	2,389,884
Molson Coors Brewing Co. Class B NVS	25,369	1,926,268

		5,808,386
CHEMICALS — 3.74%
Albemarle Corp.	17,967	867,088
Ashland Inc.	10,127	1,200,252
Celanese Corp. Series A	24,503	1,317,281
CF Industries Holdings Inc.	7,913	2,416,472
Eastman Chemical Co.	23,664	1,677,541
Huntsman Corp.	32,193	706,958

		8,185,592
COMMERCIAL BANKS — 6.59%
BOK Financial Corp.	3,430	185,597
CIT Group Inc.	29,026	1,271,919
Citizens Financial Group Inc.	21,940	524,366
City National Corp.	7,606	659,364
Comerica Inc.	28,509	1,183,124
Commerce Bancshares Inc.	13,315	532,600
Cullen/Frost Bankers Inc.	8,817	549,299
East West Bancorp Inc.	22,802	824,977
Huntington Bancshares Inc.	129,206	1,294,644
KeyCorp	137,971	1,792,243
M&T Bank Corp.[b]	21,019	2,378,510
Regions Financial Corp.	219,157	1,906,666
Umpqua Holdings Corp.	34,927	541,718
Zions Bancorp	32,226	772,135

		14,417,162
COMMERCIAL SERVICES & SUPPLIES — 1.51%
ADT Corp. (The)	27,713	953,327
Pitney Bowes Inc.	31,920	765,442
Republic Services Inc.	40,216	1,595,771

		3,314,540

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.19%
Brocade Communications Systems Inc.	68,620	$763,054
CommScope Holding Co. Inc.[a,b]	13,195	370,846
EchoStar Corp. Class Aa	6,865	358,147
Harris Corp.	16,599	1,114,291

		2,606,338
CONSTRUCTION & ENGINEERING — 0.64%
AECOM[a]	24,434	621,112
Jacobs Engineering Group Inc.[a]	20,738	790,118

		1,411,230
CONSUMER FINANCE — 0.87%
Ally Financial Inc.[a]	69,610	1,302,403
SLM Corp.	67,193	612,128

		1,914,531
CONTAINERS & PACKAGING — 3.35%
Avery Dennison Corp.	14,472	756,451
Ball Corp.	21,832	1,382,621
Bemis Co. Inc.	15,864	702,775
Crown Holdings Inc.[a]	22,052	977,124
Graphic Packaging Holding Co.[a]	51,943	752,135
Owens-Illinois Inc.[a]	26,182	611,350
Rock-Tenn Co. Class A	22,217	1,441,883
Sonoco Products Co.	16,082	710,824

		7,335,163
DIVERSIFIED FINANCIAL SERVICES — 0.94%
NASDAQ OMX Group Inc. (The)	18,642	850,075
Voya Financial Inc.	30,696	1,197,451

		2,047,526
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.84%
Frontier Communications Corp.	159,087	1,068,269
Windstream Holdings Inc.	95,714	760,927

		1,829,196
ELECTRIC UTILITIES — 7.35%
Entergy Corp.	28,709	2,512,325
FirstEnergy Corp.	66,922	2,698,964
Great Plains Energy Inc.	24,436	722,573
Northeast Utilities	50,380	2,800,120
OGE Energy Corp.	31,636	1,112,954
Pepco Holdings Inc.	39,987	1,097,643
Pinnacle West Capital Corp.	17,526	1,229,975
Westar Energy Inc.	20,769	887,252
Xcel Energy Inc.	80,404	3,017,562

		16,079,368
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.84%
Arrow Electronics Inc.[a]	15,391	847,121
Avnet Inc.	21,767	905,942
Flextronics International Ltd.[a]	91,925	1,022,206

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2015

Security	Shares	Value

Ingram Micro Inc. Class Aa	24,757	$623,381
Jabil Circuit Inc.	30,711	632,954

		4,031,604
ENERGY EQUIPMENT & SERVICES — 1.17%
Diamond Offshore Drilling Inc.[b]	10,733	338,411
Ensco PLC Class A	37,194	1,042,920
Nabors Industries Ltd.	46,594	536,297
Nobel Corp. PLC	39,987	648,589

		2,566,217
FOOD & STAPLES RETAILING — 0.46%
Rite Aid Corp.[a]	144,864	1,011,151

		1,011,151
FOOD PRODUCTS — 4.77%
Bunge Ltd.	23,087	2,066,979
Campbell Soup Co.	28,422	1,300,022
ConAgra Foods Inc.	67,583	2,394,466
Ingredion Inc.	11,412	920,264
J.M. Smucker Co. (The)	16,219	1,672,990
Pilgrim’s Pride Corp.	9,932	269,654
Tyson Foods Inc. Class A	46,657	1,821,489

		10,445,864
GAS UTILITIES — 1.70%
AGL Resources Inc.	18,984	1,070,318
Atmos Energy Corp.	15,948	907,601
Questar Corp.	27,834	722,292
UGI Corp.	27,377	1,012,675

		3,712,886
HEALTH CARE PROVIDERS & SERVICES — 2.38%
Community Health Systems Inc.[a]	18,462	869,006
Laboratory Corp. of America Holdings[a,b]	13,466	1,545,628
Omnicare Inc.	15,535	1,164,814
Quest Diagnostics Inc.	23,028	1,636,600

		5,216,048
HOTELS, RESTAURANTS & LEISURE — 0.86%
Darden Restaurants Inc.	19,794	1,214,956
International Game Technology	39,277	664,567

		1,879,523
HOUSEHOLD DURABLES — 1.68%
Garmin Ltd.	19,130	1,001,647
Newell Rubbermaid Inc.	43,194	1,592,563
PulteGroup Inc.	52,955	1,090,343

		3,684,553
HOUSEHOLD PRODUCTS — 0.58%
Energizer Holdings Inc.	9,852	1,261,155

		1,261,155

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.19%
AES Corp. (The)	104,059	$1,271,601
NRG Energy Inc.	53,924	1,329,766

		2,601,367
INSURANCE — 12.73%
Alleghany Corp.[a]	2,570	1,136,171
Allied World Assurance Co. Holdings Ltd.	15,478	598,534
American Financial Group Inc.	11,722	680,345
Arch Capital Group Ltd.[a]	20,484	1,187,457
Assurant Inc.	11,156	708,518
Assured Guaranty Ltd.	25,709	627,814
Axis Capital Holdings Ltd.	16,233	826,260
Cincinnati Financial Corp.	23,348	1,179,307
CNA Financial Corp.	4,309	167,879
CNO Financial Group Inc.	32,994	512,067
Everest Re Group Ltd.	7,180	1,230,508
Genworth Financial Inc. Class Aa	78,854	550,401
HCC Insurance Holdings Inc.	15,375	820,102
Lincoln National Corp.	41,350	2,066,673
Loews Corp.	47,664	1,823,625
Old Republic International Corp.	38,997	547,518
PartnerRe Ltd.	7,779	889,918
Principal Financial Group Inc.	43,470	2,040,047
Progressive Corp. (The)	85,116	2,208,760
Protective Life Corp.	12,526	876,194
Reinsurance Group of America Inc.	10,910	903,457
RenaissanceRe Holdings Ltd.[b]	6,112	584,491
Torchmark Corp.	20,420	1,022,429
Unum Group	39,975	1,241,623
Willis Group Holdings PLC	28,098	1,216,643
WR Berkley Corp.	16,126	790,013
XL Group PLC	41,138	1,418,850

		27,855,604
IT SERVICES — 2.36%
Computer Sciences Corp.	22,400	1,359,232
Sabre Corp.	6,356	129,853
Western Union Co.	83,322	1,416,474
Xerox Corp.	170,751	2,248,791

		5,154,350
LEISURE EQUIPMENT & PRODUCTS — 1.11%
Hasbro Inc.	17,961	986,418
Mattel Inc.	54,011	1,452,896

		2,439,314
MACHINERY — 1.12%
AGCO Corp.	13,443	582,619
Joy Global Inc.	15,587	653,719
Oshkosh Corp.	12,820	549,337
Trinity Industries Inc.	24,706	653,968

		2,439,643
MEDIA — 1.35%
Cablevision NY Group Class A	34,755	657,565
Gannett Co. Inc.	35,847	1,111,615

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2015

Security	Shares	Value

News Corp. Class A NVS[a]	79,161	$1,178,707

		2,947,887
METALS & MINING — 2.00%
Allegheny Technologies Inc.	17,500	499,275
Newmont Mining Corp.	79,415	1,997,287
Reliance Steel & Aluminum Co.	12,398	649,283
Steel Dynamics Inc.	38,184	650,655
United States Steel Corp.	23,381	571,432

		4,367,932
MULTI-UTILITIES — 7.71%
Alliant Energy Corp.	17,605	1,207,879
Ameren Corp.	38,644	1,749,800
CenterPoint Energy Inc.	68,489	1,581,411
CMS Energy Corp.	43,822	1,653,404
DTE Energy Co.	28,154	2,524,288
Integrys Energy Group Inc.	12,697	1,029,727
MDU Resources Group Inc.	30,837	697,225
NiSource Inc.	50,243	2,173,512
SCANA Corp.	22,723	1,449,046
TECO Energy Inc.	37,283	795,246
Wisconsin Energy Corp.	35,898	2,002,031

		16,863,569
MULTILINE RETAIL — 0.99%
Kohl’s Corp.	32,161	1,920,655
Sears Holdings Corp.[a,b]	8,000	254,720

		2,175,375
OIL, GAS & CONSUMABLE FUELS — 3.46%
Cobalt International Energy Inc.[a]	47,452	432,762
CVR Energy Inc.	2,599	99,594
Denbury Resources Inc.	56,308	388,525
Energen Corp.	11,623	737,131
HollyFrontier Corp.	31,066	1,115,891
Murphy Oil Corp.	26,471	1,188,813
Newfield Exploration Co.[a]	22,029	656,024
QEP Resources Inc.	26,656	538,984
Tesoro Corp.	20,113	1,643,835
Western Refining Inc.	11,655	432,750
WPX Energy Inc.[a]	32,478	346,215

		7,580,524
PERSONAL PRODUCTS — 0.34%
Avon Products Inc.	68,965	533,789
Coty Inc. Class A	11,342	215,725

		749,514
PHARMACEUTICALS — 1.74%
Endo International PLC[a]	26,445	2,105,286
Hospira Inc.[a]	26,950	1,709,439

		3,814,725
PROFESSIONAL SERVICES — 0.72%
Dun & Bradstreet Corp. (The)	5,702	656,357

Security	Shares	Value

Manpowergroup Inc.	12,570	$916,102

		1,572,459
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.76%
American Capital Agency Corp.	55,979	1,206,347
Annaly Capital Management Inc.	150,989	1,594,444
DDR Corp.	47,523	931,451
Duke Realty Corp.	54,231	1,183,863
Hospitality Properties Trust	23,809	775,935
Liberty Property Trust	23,594	950,838
National Retail Properties Inc.	20,952	897,584
NorthStar Realty Finance Corp.	35,412	669,641
Senior Housing Properties Trust	32,379	754,107
Starwood Property Trust Inc.	35,328	845,399
Two Harbors Investment Corp.	58,092	599,509

		10,409,118
ROAD & RAIL — 0.32%
Ryder System Inc.	8,424	697,423

		697,423
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.86%
First Solar Inc.[a]	12,090	511,649
KLA-Tencor Corp.	26,204	1,610,760
Marvell Technology Group Ltd.	67,774	1,049,819
ON Semiconductor Corp.[a]	69,235	693,042
SunPower Corp.[a]	8,180	197,302

		4,062,572
SOFTWARE — 1.95%
CA Inc.	51,051	1,546,845
Symantec Corp.	109,754	2,718,607

		4,265,452
SPECIALTY RETAIL — 2.92%
Bed Bath & Beyond Inc.[a]	29,476	2,203,920
Best Buy Co. Inc.	46,383	1,632,682
GameStop Corp. Class Ab	17,216	606,864
Michaels Companies Inc. (The)[a]	7,717	199,099
Staples Inc.	101,911	1,737,582

		6,380,147
TEXTILES, APPAREL & LUXURY GOODS — 0.75%
Coach Inc.	43,911	1,633,050

		1,633,050
THRIFTS & MORTGAGE FINANCE — 0.81%
Hudson City Bancorp Inc.	76,414	685,433
New York Community Bancorp Inc.[b]	70,257	1,085,471

		1,770,904

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2015

Security	Shares	Value

WATER UTILITIES — 0.73%
American Water Works Co. Inc.	28,569	$1,603,864

		1,603,864

TOTAL COMMON STOCKS (Cost: $193,400,991)		219,382,983

SHORT-TERM INVESTMENTS — 1.62%

MONEY MARKET FUNDS — 1.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	3,059,663	3,059,663
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	184,054	184,054
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	292,809	292,809

		3,536,526

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,536,526)		3,536,526

TOTAL INVESTMENTS IN SECURITIES — 101.87% (Cost: $196,937,517)		222,919,509
Other Assets, Less Liabilities — (1.87)%		(4,093,261)

NET ASSETS — 100.00%		$218,826,248

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

53

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 2.14%
Curtiss-Wright Corp.	21,334	$1,419,351
DigitalGlobe Inc.[a]	31,090	836,010
Esterline Technologies Corp.[a]	14,150	1,586,073
Orbital Sciences Corp.[a]	26,963	757,391

		4,598,825
AIR FREIGHT & LOGISTICS — 0.24%
Hub Group Inc. Class Aa	15,468	516,631

		516,631
AUTO COMPONENTS — 0.65%
Tenneco Inc.[a]	27,128	1,394,922

		1,394,922
AUTOMOBILES — 0.54%
Thor Industries Inc.	20,639	1,163,008

		1,163,008
BIOTECHNOLOGY — 2.92%
Clovis Oncology Inc.[a,b]	13,100	853,989
Neurocrine Biosciences Inc.[a,b]	30,986	1,042,989
Opko Health Inc.[a,b]	102,269	1,240,523
PDL BioPharma Inc.	71,563	521,694
Portola Pharmaceuticals Inc.[a]	19,667	559,133
PTC Therapeutics Inc.[a]	10,009	549,594
Receptos Inc.[a]	13,713	1,510,761

		6,278,683
BUILDING PRODUCTS — 0.41%
Masonite International Corp.[a]	9,174	575,393
Nortek Inc.[a]	4,076	311,121

		886,514
CAPITAL MARKETS — 1.55%
Interactive Brokers Group Inc. Class A	25,932	794,297
Janus Capital Group Inc.	65,291	1,145,204
Stifel Financial Corp.[a,b]	29,323	1,382,580

		3,322,081
CHEMICALS — 3.01%
Cytec Industries Inc.	32,018	1,536,544
Ferro Corp.[a]	38,803	431,877
H.B. Fuller Co.	22,266	916,246
Innophos Holdings Inc.	9,681	576,407
Minerals Technologies Inc.	15,276	997,981
PolyOne Corp.	40,384	1,437,267
Tronox Ltd. Class A	26,866	567,947

		6,464,269

Security	Shares	Value

COMMERCIAL BANKS — 4.04%
Capital Bank Financial Corp.[a]	11,978	$292,503
First Financial Bankshares Inc.	28,371	700,764
First Midwest Bancorp Inc.	33,471	515,453
Glacier Bancorp Inc.	33,223	739,876
Home Bancshares Inc.	26,023	770,801
PrivateBancorp Inc.	31,136	944,666
South State Corp.	10,691	638,360
Synovus Financial Corp.	60,500	1,559,085
Texas Capital Bancshares Inc.[a]	20,331	830,521
UMB Financial Corp.	16,724	811,449
Western Alliance Bancorp[a]	34,324	882,470

		8,685,948
COMMERCIAL SERVICES & SUPPLIES — 2.06%
Clean Harbors Inc.[a]	24,236	1,146,848
Covanta Holding Corp.	58,226	1,190,139
G&K Services Inc. Class A	8,828	618,843
Steelcase Inc. Class A	39,746	670,912
UniFirst Corp.	6,929	804,665

		4,431,407
COMMUNICATIONS EQUIPMENT — 2.12%
Ciena Corp.[a,b]	47,179	873,755
Finisar Corp.[a,b]	44,090	799,793
InterDigital Inc.	16,454	822,371
JDS Uniphase Corp.[a,b]	102,995	1,251,389
Polycom Inc.[a]	60,424	803,639

		4,550,947
COMPUTERS & PERIPHERALS — 0.42%
Diebold Inc.	28,747	896,906

		896,906
CONSTRUCTION & ENGINEERING — 1.44%
EMCOR Group Inc.	28,764	1,160,915
KBR Inc.	64,500	1,066,185
MasTec Inc.[a]	29,464	545,673
Primoris Services Corp.	17,107	321,270

		3,094,043
CONSUMER FINANCE — 0.63%
Credit Acceptance Corp.[a,b]	3,757	592,253
Encore Capital Group Inc.[a,b]	10,675	397,324
Nelnet Inc. Class A	8,191	358,274

		1,347,851
DIVERSIFIED CONSUMER SERVICES — 0.22%
ServiceMaster Global Holdings Inc.[a]	16,660	470,812

		470,812
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.23%
Consolidated Communications Holdings Inc.	20,865	485,737

		485,737

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

ELECTRICAL EQUIPMENT — 2.27%
AZZ Inc.	11,451	$483,118
Babcock & Wilcox Co. (The)	47,334	1,288,905
EnerSys	20,151	1,176,415
Franklin Electric Co. Inc.	17,478	597,922
Generac Holdings Inc.[a]	30,593	1,338,138

		4,884,498
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.94%
Belden Inc.	18,969	1,573,289
Knowles Corp.[a,b]	37,643	798,408
Littelfuse Inc.	9,958	983,253
Vishay Intertechnology Inc.	60,066	818,099

		4,173,049
ENERGY EQUIPMENT & SERVICES — 2.04%
Atwood Oceanics Inc.	26,516	757,827
Bristow Group Inc.	15,565	867,126
CARBO Ceramics Inc.[b]	8,787	288,038
Exterran Holdings Inc.	30,218	819,210
Forum Energy Technologies Inc.[a]	28,961	447,448
SEACOR Holdings Inc.[a]	7,861	565,599
Tidewater Inc.	22,023	644,393

		4,389,641
FOOD & STAPLES RETAILING — 0.98%
Andersons Inc. (The)	11,942	537,151
Casey’s General Stores Inc.	17,112	1,562,326

		2,099,477
FOOD PRODUCTS — 2.37%
B&G Foods Inc. Class A	23,813	710,580
Darling Ingredients Inc.[a,b]	73,159	1,242,240
Lancaster Colony Corp.	8,598	773,218
Snyders-Lance Inc.	23,030	669,943
TreeHouse Foods Inc.[a]	18,755	1,701,078

		5,097,059
HEALTH CARE EQUIPMENT & SUPPLIES — 2.86%
CONMED Corp.	12,257	583,924
Greatbatch Inc.[a]	11,108	539,404
Haemonetics Corp.[a,b]	22,729	900,068
Hill-Rom Holdings Inc.	25,553	1,220,411
Integra LifeSciences Holdings Corp.[a,b]	11,233	625,903
Steris Corp.	26,331	1,717,308
Wright Medical Group Inc.[a,b]	22,729	554,815

		6,141,833
HEALTH CARE PROVIDERS & SERVICES — 1.81%
Chemed Corp.	7,533	761,888
HealthSouth Corp.	38,882	1,714,696
WellCare Health Plans Inc.[a]	19,497	1,420,356

		3,896,940

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.23%
MedAssets Inc.[a]	26,772	$495,550

		495,550
HOTELS, RESTAURANTS & LEISURE — 6.44%
Bloomin’ Brands Inc.[a]	46,334	1,145,145
Boyd Gaming Corp.[a]	34,760	453,966
Brinker International Inc.	28,162	1,645,506
Cheesecake Factory Inc. (The)	20,457	1,074,197
Choice Hotels International Inc.	15,457	888,005
Churchill Downs Inc.	5,404	513,326
ClubCorp Holdings Inc.	11,713	199,238
Cracker Barrel Old Country Store Inc.	10,592	1,424,730
Diamond Resorts International Inc.[a,b]	22,207	630,235
DineEquity Inc.	7,303	779,595
Life Time Fitness Inc.[a]	15,939	871,385
Marriott Vacations Worldwide Corp.	12,563	961,069
Pinnacle Entertainment Inc.[a]	24,733	523,103
SeaWorld Entertainment Inc.	30,021	525,668
Texas Roadhouse Inc.	27,789	933,432
Wendy’s Co. (The)	121,700	1,282,718

		13,851,318
HOUSEHOLD DURABLES — 1.99%
Helen of Troy Ltd.[a,b]	11,826	889,552
La-Z-Boy Inc.	23,034	614,777
Ryland Group Inc. (The)	20,525	824,079
Standard-Pacific Corp.[a]	67,448	473,485
Tempur Sealy International Inc.[a,b]	26,980	1,484,709

		4,286,602
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
Ormat Technologies Inc.	8,073	215,953

		215,953
INSURANCE — 2.15%
AmTrust Financial Services Inc.[b]	13,959	706,605
Argo Group International Holdings Ltd.	11,410	610,321
Enstar Group Ltd.[a]	4,830	651,905
National General Holdings Corp.	21,241	381,701
Primerica Inc.	23,608	1,171,901
RLI Corp.	16,364	767,635
Third Point Reinsurance Ltd.[a]	25,309	334,838

		4,624,906
INTERNET & CATALOG RETAIL — 0.09%
Lands’ End Inc.[a]	5,870	203,630

		203,630
INTERNET SOFTWARE & SERVICES — 1.23%
AOL Inc.[a]	34,509	1,492,514
j2 Global Inc.	20,177	1,158,967

		2,651,481

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

IT SERVICES — 1.86%
Cardtronics Inc.[a]	19,710	$662,453
Convergys Corp.	44,426	851,202
CoreLogic Inc.[a]	39,865	1,323,518
EVERTEC Inc.	29,356	588,882
NeuStar Inc. Class Aa,b	15,201	399,634
TeleTech Holdings Inc.[a]	7,784	171,715

		3,997,404
LIFE SCIENCES TOOLS & SERVICES — 1.29%
Bio-Rad Laboratories Inc. Class Aa	9,139	1,046,141
Charles River Laboratories International Inc.[a]	20,843	1,445,462
VWR Corp.[a,b]	11,757	284,049

		2,775,652
MACHINERY — 5.42%
Actuant Corp. Class A	27,342	631,874
Albany International Corp. Class A	12,814	437,342
Barnes Group Inc.	21,701	745,429
CLARCOR Inc.	22,268	1,392,418
Greenbrier Companies Inc. (The)[b]	10,921	567,128
Hillenbrand Inc.	27,914	876,779
Hyster-Yale Materials Handling Inc.	4,798	300,595
Meritor Inc.[a]	43,518	557,030
Mueller Industries Inc.	25,191	790,745
Mueller Water Products Inc. Class A	70,748	723,752
Rexnord Corp.[a,b]	45,177	1,118,131
Terex Corp.	48,166	1,082,772
TriMas Corp.[a]	20,052	541,203
Watts Water Technologies Inc. Class A	12,604	738,972
Woodward Inc.	25,937	1,157,050

		11,661,220
MEDIA — 1.35%
AMC Entertainment Holdings Inc. Class A	8,617	242,310
Loral Space & Communications Inc.[a]	5,797	416,862
Meredith Corp.	16,138	840,145
New York Times Co. (The) Class A	57,924	729,263
Nexstar Broadcasting Group Inc. Class A	13,716	684,360

		2,912,940
METALS & MINING — 2.18%
Century Aluminum Co.[a]	22,828	527,555
Compass Minerals International Inc.	14,921	1,304,095
Globe Specialty Metals Inc.	28,553	440,287
Kaiser Aluminum Corp.	7,924	549,212
Stillwater Mining Co.[a]	53,222	727,545
TimkenSteel Corp.	17,036	459,972
Worthington Industries Inc.	22,449	671,899

		4,680,565
MULTILINE RETAIL — 0.62%
Burlington Stores Inc.[a]	26,764	1,335,256

		1,335,256

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 0.86%
Gran Tierra Energy Inc.[a]	122,930	$263,070
Oasis Petroleum Inc.[a]	45,013	604,975
PDC Energy Inc.[a]	15,891	730,033
SandRidge Energy Inc.[a,b]	174,910	246,623

		1,844,701
PAPER & FOREST PRODUCTS — 1.15%
Boise Cascade Co.[a]	17,492	707,376
Clearwater Paper Corp.[a]	8,690	643,234
KapStone Paper and Packaging Corp.	37,531	1,121,051

		2,471,661
PERSONAL PRODUCTS — 0.50%
Nu Skin Enterprises Inc. Class Ab	26,323	1,078,717

		1,078,717
PHARMACEUTICALS — 0.76%
Medicines Co. (The)[a]	28,989	831,115
Prestige Brands Holdings Inc.[a]	23,131	792,468

		1,623,583
PROFESSIONAL SERVICES — 0.64%
Korn/Ferry International[a]	22,278	634,923
On Assignment Inc.[a]	20,910	734,568

		1,369,491
REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.05%
Alexander’s Inc.	1,470	681,845
American Homes 4 Rent Class A	62,966	1,050,903
Aviv REIT Inc.	10,870	427,517
Chambers Street Properties[b]	105,014	887,368
Chesapeake Lodging Trust	24,300	892,296
DiamondRock Hospitality Co.	86,935	1,263,166
DuPont Fabros Technology Inc.[b]	29,272	1,090,675
EastGroup Properties Inc.[b]	14,138	913,880
Empire State Realty Trust Inc. Class Ab	43,516	791,991
EPR Properties[b]	25,321	1,647,384
Equity One Inc.	33,990	925,888
First Industrial Realty Trust Inc.	49,130	1,067,595
Franklin Street Properties Corp.	39,744	511,903
Gaming and Leisure Properties Inc.	39,963	1,303,993
Healthcare Realty Trust Inc.	43,614	1,312,345
Home Properties Inc.	25,425	1,792,462
Kite Realty Group Trust[b]	37,091	1,133,501
Lexington Realty Trust[b]	92,898	1,059,966
LTC Properties Inc.	15,431	724,022
Medical Properties Trust Inc.	89,875	1,381,379
National Health Investors Inc.[b]	14,598	1,091,346
Post Properties Inc.	24,125	1,465,594
Potlatch Corp.	17,979	716,643
Ramco-Gershenson Properties Trust	34,354	672,308
Retail Opportunity Investments Corp.	41,179	727,633
Sovran Self Storage Inc.	14,997	1,420,966
STAG Industrial Inc.	28,614	749,687
Strategic Hotels & Resorts Inc.[a]	118,467	1,589,827
Sun Communities Inc.	22,188	1,502,793

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2015

Security	Shares	Value

Sunstone Hotel Investors Inc.	91,776	$1,564,777

		32,361,653
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
Altisource Portfolio Solutions SAa,b	6,616	134,172

		134,172
ROAD & RAIL — 0.49%
Con-way Inc.	25,735	1,054,363

		1,054,363
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.39%
Atmel Corp.[a]	184,887	1,540,109
Cirrus Logic Inc.[a,b]	27,972	741,258
Entegris Inc.[a]	61,788	803,244
MKS Instruments Inc.	23,491	822,420
OmniVision Technologies Inc.[a]	25,567	691,332
Qorvo Inc.[a]	64,735	4,781,974
Rambus Inc.[a]	51,102	574,897
Semtech Corp.[a]	29,561	752,623
Teradyne Inc.	95,942	1,736,550
Tessera Technologies Inc.	20,798	771,190
Veeco Instruments Inc.[a,b]	17,815	519,664

		13,735,261
SOFTWARE — 1.65%
Mentor Graphics Corp.	43,320	996,793
Take-Two Interactive Software Inc.[a]	37,393	1,111,320
Verint Systems Inc.[a]	26,829	1,432,132

		3,540,245
SPECIALTY RETAIL — 4.73%
Aaron’s Inc.	28,568	904,463
Abercrombie & Fitch Co. Class A	31,747	810,183
ANN INC.[a]	20,236	669,812
Asbury Automotive Group Inc.[a]	13,180	978,088
Cabela’s Inc.[a]	21,159	1,162,687
Chico’s FAS Inc.	67,948	1,133,373
Conn’s Inc.[a,b]	10,713	168,623
DSW Inc. Class A	31,278	1,112,246
Express Inc.[a]	37,462	490,003
Finish Line Inc. (The) Class A	21,307	502,845
Genesco Inc.[a,b]	10,667	762,157
Outerwall Inc.[a]	8,414	522,341
Sonic Automotive Inc. Class A	14,712	362,356
Vitamin Shoppe Inc.[a]	13,717	579,817

		10,158,994
TEXTILES, APPAREL & LUXURY GOODS — 2.54%
Columbia Sportswear Co.	12,109	514,633
Deckers Outdoor Corp.[a]	15,387	1,016,311
Iconix Brand Group Inc.[a,b]	21,245	706,184
SKECHERS U.S.A. Inc. Class Aa	18,221	1,099,637
Steven Madden Ltd.[a]	25,052	860,286
Wolverine World Wide Inc.	45,120	1,270,128

		5,467,179

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.26%
Capitol Federal Financial Inc.	57,301	$713,970
Ladder Capital Corp. Class Aa	9,238	173,305
MGIC Investment Corp.[a]	150,399	1,281,400
Nationstar Mortgage Holdings Inc.[a,b]	9,665	248,487
Ocwen Financial Corp.[a,b]	48,069	294,182

		2,711,344
TOBACCO — 0.34%
Vector Group Ltd.	32,450	726,231

		726,231
TRADING COMPANIES & DISTRIBUTORS — 1.54%
Applied Industrial Technologies Inc.	18,278	738,979
Beacon Roofing Supply Inc.[a]	21,994	521,038
GATX Corp.	19,646	1,122,769
MRC Global Inc.[a]	45,211	488,731
Rush Enterprises Inc. Class Aa	15,854	443,912

		3,315,429
TRANSPORTATION INFRASTRUCTURE — 0.15%
Wesco Aircraft Holdings Inc.[a,b]	24,873	324,344

		324,344

TOTAL COMMON STOCKS
(Cost: $195,924,121)		214,880,926

SHORT-TERM INVESTMENTS — 10.23%

MONEY MARKET FUNDS — 10.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	20,575,866	20,575,866
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,237,739	1,237,739
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	179,340	179,340

		21,992,945

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,992,945)		21,992,945

TOTAL INVESTMENTS IN SECURITIES — 110.18%
(Cost: $217,917,066)		236,873,871
Other Assets, Less Liabilities — (10.18)%		(21,881,084)

NET ASSETS — 100.00%		$214,992,787

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2015

[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

58

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.02%

AIR FREIGHT & LOGISTICS — 0.81%
Forward Air Corp.	7,382	$331,452
XPO Logistics Inc.[a,b]	15,965	587,352

		918,804
AIRLINES — 0.53%
Allegiant Travel Co.	3,310	600,004

		600,004
AUTO COMPONENTS — 0.84%
Dorman Products Inc.[a,b]	7,435	340,002
Drew Industries Inc.[a]	5,738	288,507
Gentherm Inc.[a]	8,661	318,552

		947,061
BEVERAGES — 0.60%
Boston Beer Co. Inc. (The)[a]	2,155	677,791

		677,791
BIOTECHNOLOGY — 7.25%
ACADIA Pharmaceuticals Inc.[a,b]	19,059	579,965
Acorda Therapeutics Inc.[a,b]	10,159	422,106
Agios Pharmaceuticals Inc.[a,b]	2,576	298,610
Celldex Therapeutics Inc.[a,b]	21,699	464,792
Cepheid[a,b]	17,085	965,473
Dyax Corp.[a]	33,117	500,398
Exact Sciences Corp.[a,b]	21,490	584,743
Insys Therapeutics Inc.[a,b]	2,464	117,730
Intrexon Corp.[a,b]	8,539	245,155
Ironwood Pharmaceuticals Inc. Class Aa	29,170	454,469
Karyopharm Therapeutics Inc.[a,b]	4,913	130,342
Keryx Biopharmaceuticals Inc.[a,b]	24,519	298,151
Ligand Pharmaceuticals Inc.[a,b]	4,424	251,814
Myriad Genetics Inc.[a,b]	17,702	662,409
Novavax Inc.[a]	57,779	451,254
NPS Pharmaceuticals Inc.[a,b]	23,836	1,093,119
Synageva BioPharma Corp.[a,b]	5,645	650,417

		8,170,947
BUILDING PRODUCTS — 1.17%
Armstrong World Industries Inc.[a,b]	10,920	553,644
NCI Building Systems Inc.[a]	6,973	107,593
Simpson Manufacturing Co. Inc.	10,087	329,240
Trex Co. Inc.[a]	7,762	330,118

		1,320,595
CAPITAL MARKETS — 3.04%
Cohen & Steers Inc.	4,580	192,726
Evercore Partners Inc. Class A	8,720	417,426
Financial Engines Inc.	12,623	453,166
GAMCO Investors Inc. Class A	1,073	87,611

Security	Shares	Value

Greenhill & Co. Inc.	6,423	$236,880
HFF Inc. Class A	7,953	270,163
Moelis & Co. Class A	3,252	100,812
NorthStar Asset Management Group Inc.	45,722	967,935
Virtus Investment Partners Inc.	1,717	232,877
WisdomTree Investments Inc.	26,510	461,804

		3,421,400
CHEMICALS — 0.53%
Balchem Corp.	7,471	395,739
Flotek Industries Inc.[a,b]	12,217	197,549

		593,288
COMMERCIAL BANKS — 1.00%
Bank of the Ozarks Inc.	15,670	508,178
Hilltop Holdings Inc.[a]	18,377	333,543
Pinnacle Financial Partners Inc.	8,047	289,209

		1,130,930
COMMERCIAL SERVICES & SUPPLIES — 1.98%
Healthcare Services Group Inc.	17,151	540,428
Herman Miller Inc.	14,408	418,552
HNI Corp.	10,773	530,570
Mobile Mini Inc.	11,167	405,362
MSA Safety Inc.	7,622	332,777

		2,227,689
COMMUNICATIONS EQUIPMENT — 2.87%
ADTRAN Inc.	13,177	291,344
Aruba Networks Inc.[a]	26,573	440,580
Infinera Corp.[a,b]	30,346	489,178
Plantronics Inc.	10,421	477,594
Riverbed Technology Inc.[a]	37,615	774,117
Ubiquiti Networks Inc.[b]	6,411	168,577
ViaSat Inc.[a,b]	10,456	587,836

		3,229,226
COMPUTERS & PERIPHERALS — 1.07%
Cray Inc.[a,b]	9,866	320,546
Electronics For Imaging Inc.[a]	11,385	440,030
Nimble Storage Inc.[a,b]	6,041	135,500
Super Micro Computer Inc.[a]	8,473	309,858

		1,205,934
CONSUMER FINANCE — 0.84%
First Cash Financial Services Inc.[a,b]	6,863	341,228
PRA Group Inc.[a]	12,149	601,619

		942,847
DISTRIBUTORS — 0.91%
Core-Mark Holding Co. Inc.	5,602	373,541
Pool Corp.	10,532	655,196

		1,028,737

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 2.10%
Bright Horizons Family Solutions Inc.[a,b]	8,972	$435,591
Grand Canyon Education Inc.[a]	11,338	496,831
Houghton Mifflin Harcourt Co.[a,b]	26,783	527,089
LifeLock Inc.[a,b]	18,398	273,210
Sotheby’s	14,894	633,740

		2,366,461
DIVERSIFIED FINANCIAL SERVICES — 0.61%
MarketAxess Holdings Inc.	9,065	688,668

		688,668
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.46%
Cogent Communications Holdings Inc.	10,308	382,014
Globalstar Inc.[a,b]	58,021	140,411

		522,425
ELECTRIC UTILITIES — 0.39%
NRG Yield Inc. Class A	8,239	435,678

		435,678
ELECTRICAL EQUIPMENT — 0.43%
Polypore International Inc.[a]	10,846	485,033

		485,033
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.00%
Cognex Corp.[a]	21,109	775,756
FEI Co.	10,074	828,284
InvenSense Inc.[a,b]	18,133	267,824
IPG Photonics Corp.[a,b]	8,607	642,426
Methode Electronics Inc.	9,250	334,573
OSI Systems Inc.[a]	4,521	316,380
Universal Display Corp.[a,b]	9,744	310,444
Zebra Technologies Corp. Class Aa,b	12,359	1,031,482

		4,507,169
ENERGY EQUIPMENT & SERVICES — 0.29%
US Silica Holdings Inc.	13,072	329,414

		329,414
FOOD & STAPLES RETAILING — 1.55%
Fresh Market Inc. (The)[a,b]	10,673	406,748
PriceSmart Inc.	4,903	400,967
United Natural Foods Inc.[a,b]	12,092	934,470

		1,742,185
FOOD PRODUCTS — 0.91%
J&J Snack Foods Corp.	3,619	355,096
Post Holdings Inc.[a,b]	10,895	514,789
Tootsie Roll Industries Inc.[b]	4,860	151,583

		1,021,468

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 5.70%
ABIOMED Inc.[a]	8,914	$461,210
Cantel Medical Corp.	8,555	347,076
Cyberonics Inc.[a,b]	6,376	354,314
DexCom Inc.[a]	17,466	1,044,118
Globus Medical Inc. Class Aa,b	16,020	377,752
HeartWare International Inc.[a,b]	3,919	327,354
Insulet Corp.[a]	13,580	399,116
Masimo Corp.[a,b]	11,567	295,190
Neogen Corp.[a]	8,942	412,226
NuVasive Inc.[a]	11,416	528,789
Spectranetics Corp. (The)[a,b]	10,164	332,465
Thoratec Corp.[a]	13,355	479,311
Tornier NVa	8,680	209,796
West Pharmaceutical Services Inc.	17,230	849,611

		6,418,328
HEALTH CARE PROVIDERS & SERVICES — 2.60%
Acadia Healthcare Co. Inc.[a,b]	11,026	636,752
Air Methods Corp.[a,b]	8,646	359,241
AmSurg Corp.[a]	11,672	644,061
ExamWorks Group Inc.[a]	8,253	305,031
Molina Healthcare Inc.[a,b]	7,621	387,985
MWI Veterinary Supply Inc.[a]	3,132	594,046

		2,927,116
HEALTH CARE TECHNOLOGY — 1.57%
Allscripts Healthcare Solutions Inc.[a,b]	41,132	489,882
Castlight Health Inc.[a]	2,895	25,708
HMS Holdings Corp.[a,b]	21,330	422,014
Medidata Solutions Inc.[a,b]	13,161	565,791
Veeva Systems Inc.[a,b]	9,138	262,809

		1,766,204
HOTELS, RESTAURANTS & LEISURE — 4.23%
Belmond Ltd.[a]	20,703	227,526
Buffalo Wild Wings Inc.[a,b]	4,589	818,311
El Pollo Loco Holdings Inc.[a,b]	3,366	86,607
Fiesta Restaurant Group Inc.[a]	6,489	383,305
Interval Leisure Group Inc.	9,579	221,083
Jack in the Box Inc.	9,367	794,228
Krispy Kreme Doughnuts Inc.[a]	15,620	304,121
La Quinta Holdings Inc.[a,b]	16,160	328,533
Papa John’s International Inc.	7,219	458,118
Sonic Corp.	12,202	369,355
Vail Resorts Inc.	8,804	772,639

		4,763,826
HOUSEHOLD DURABLES — 0.45%
TRI Pointe Homes Inc.[a]	35,635	510,650

		510,650
HOUSEHOLD PRODUCTS — 0.24%
WD-40 Co.	3,337	273,834

		273,834

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.25%
Pattern Energy Group Inc.	9,640	$281,681

		281,681
INTERNET & CATALOG RETAIL — 1.31%
HSN Inc.	7,877	609,995
Liberty TripAdvisor Holdings Inc. Class Aa	16,777	401,641
Shutterfly Inc.[a]	9,385	411,720
Wayfair Inc.[a,b]	2,580	50,465

		1,473,821
INTERNET SOFTWARE & SERVICES — 4.83%
Bankrate Inc.[a]	14,148	176,567
Cimpress NVa,b	7,325	590,029
comScore Inc.[a]	8,289	344,491
Cornerstone OnDemand Inc.[a]	11,676	384,724
Dealertrack Technologies Inc.[a,b]	10,731	431,386
Demandware Inc.[a,b]	7,742	414,662
Endurance International Group Holdings Inc.[a,b]	10,718	180,170
Envestnet Inc.[a]	8,318	428,127
Gogo Inc.[a,b]	13,085	190,190
GrubHub Inc.[a,b]	4,342	149,495
HomeAway Inc.[a,b]	21,282	542,478
Marketo Inc.[a,b]	6,911	237,946
NIC Inc.	14,744	242,096
RetailMeNot Inc.[a,b]	10,204	158,468
Shutterstock Inc.[a,b]	3,791	213,395
TrueCar Inc.[a,b]	3,600	63,288
Trulia Inc.[a,b]	8,429	359,750
WebMD Health Corp.[a,b]	8,598	333,173

		5,440,435
IT SERVICES — 3.76%
Acxiom Corp.[a,b]	18,667	339,739
Blackhawk Network Holdings Inc.[a]	3,085	102,916
Blackhawk Network Holdings Inc. Class Ba	9,191	304,314
EPAM Systems Inc.[a]	5,696	278,705
Euronet Worldwide Inc.[a]	12,123	550,263
Heartland Payment Systems Inc.	8,800	437,976
iGATE Corp.[a]	8,614	304,936
MAXIMUS Inc.	15,965	889,570
Sapient Corp.[a]	28,549	709,728
Syntel Inc.[a]	7,510	324,807

		4,242,954
LIFE SCIENCES TOOLS & SERVICES — 1.91%
Bio-Techne Corp.	8,989	836,157
Bruker Corp.[a,b]	26,992	509,069
PAREXEL International Corp.[a]	13,338	813,084

		2,158,310
MACHINERY — 2.97%
American Railcar Industries Inc.	2,285	114,707
Chart Industries Inc.[a]	7,414	211,299
CIRCOR International Inc.	4,298	212,278
EnPro Industries Inc.[a]	5,812	344,826
Manitowoc Co. Inc. (The)	32,873	614,725

Security	Shares	Value

Proto Labs Inc.[a,b]	5,508	$354,660
RBC Bearings Inc.	5,661	328,565
Tennant Co.	4,463	291,032
Toro Co. (The)	13,495	875,961

		3,348,053
MEDIA — 0.58%
DreamWorks Animation SKG Inc. Class Aa,b	17,550	327,659
Morningstar Inc.	4,865	323,960

		651,619
METALS & MINING — 0.43%
Carpenter Technology Corp.	12,924	490,337

		490,337
OIL, GAS & CONSUMABLE FUELS — 2.44%
Bonanza Creek Energy Inc.[a]	7,785	203,033
Carrizo Oil & Gas Inc.[a]	10,270	463,177
Eclipse Resources Corp.[a,b]	7,292	45,210
Halcon Resources Corp.[a,b]	61,881	86,633
Laredo Petroleum Inc.[a,b]	20,159	197,760
Matador Resources Co.[a,b]	16,365	352,829
Parsley Energy Inc. Class Aa	12,883	216,048
Rosetta Resources Inc.[a,b]	14,926	254,787
RSP Permian Inc.[a,b]	8,835	236,778
SemGroup Corp. Class A	10,342	696,327

		2,752,582
PERSONAL PRODUCTS — 0.13%
USANA Health Sciences Inc.[a]	1,462	143,334

		143,334
PHARMACEUTICALS — 2.36%
Endo International PLC[a]	1,276	101,582
Horizon Pharma PLC[a]	16,729	274,857
Impax Laboratories Inc.[a]	16,074	589,434
Lannett Co. Inc.[a,b]	6,416	304,311
Nektar Therapeutics[a]	31,195	456,695
Pacira Pharmaceuticals Inc.[a,b]	8,740	938,239

		2,665,118
PROFESSIONAL SERVICES — 1.87%
Advisory Board Co. (The)[a]	10,136	475,176
Corporate Executive Board Co. (The)	8,162	559,260
Huron Consulting Group Inc.[a]	5,540	416,719
TriNet Group Inc.[a,b]	6,600	218,922
WageWorks Inc.[a]	7,987	439,604

		2,109,681
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.13%
Acadia Realty Trust	16,400	593,516
American Assets Trust Inc.	8,598	381,579
CubeSmart	39,475	972,664
DCT Industrial Trust Inc.	21,352	806,252
Education Realty Trust Inc.	11,044	382,122
FelCor Lodging Trust Inc.	26,840	268,668

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2015

Security	Shares	Value

Healthcare Trust of America Inc. Class A	28,968	$853,397
Hersha Hospitality Trust	48,664	325,076
Hudson Pacific Properties Inc.	16,497	533,678
New York REIT Inc.[b]	39,275	409,638
Parkway Properties Inc.	20,397	373,265
Pebblebrook Hotel Trust	17,317	804,202
PS Business Parks Inc.	4,695	394,897
Ryman Hospitality Properties Inc.[b]	12,372	679,223
Sabra Health Care REIT Inc.	14,319	468,231
Tanger Factory Outlet Centers Inc.	23,246	914,730

		9,161,138
REAL ESTATE MANAGEMENT & DEVELOPMENT —0.82%
Alexander & Baldwin Inc.	10,982	420,171
Kennedy-Wilson Holdings Inc.	18,876	501,913

		922,084
ROAD & RAIL — 1.75%
Heartland Express Inc.	13,401	344,272
Knight Transportation Inc.	14,783	421,168
Landstar System Inc.	10,850	695,268
Swift Transportation Co.[a,b]	20,601	506,372

		1,967,080
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.94%
Cavium Inc.[a]	13,076	769,000
Integrated Device Technology Inc.[a]	36,052	659,391
Monolithic Power Systems Inc.	8,728	414,493
Power Integrations Inc.	7,155	369,055
Silicon Laboratories Inc.[a]	9,545	417,689
Synaptics Inc.[a,b]	8,952	687,603

		3,317,231
SOFTWARE — 8.94%
ACI Worldwide Inc.[a,b]	27,899	515,295
Advent Software Inc.	10,771	450,766
Aspen Technology Inc.[a]	21,940	775,469
Barracuda Networks Inc.[a]	2,535	85,835
Blackbaud Inc.	11,239	491,257
CommVault Systems Inc.[a]	10,446	455,237
Fair Isaac Corp.	7,789	555,745
FleetMatics Group PLC[a]	9,152	324,072
Guidewire Software Inc.[a]	16,854	844,385
Manhattan Associates Inc.[a]	18,099	807,939
MicroStrategy Inc. Class Aa	2,192	354,227
NetScout Systems Inc.[a]	9,090	326,331
Pegasystems Inc.	8,683	169,926
Proofpoint Inc.[a,b]	8,223	411,150
QLIK Technologies Inc.[a]	21,907	622,159
RealPage Inc.[a,b]	12,619	227,268
SolarWinds Inc.[a]	15,958	768,378
Synchronoss Technologies Inc.[a,b]	8,725	370,551
TiVo Inc.[a]	24,826	259,680
Tyler Technologies Inc.[a]	8,008	849,489
Zynga Inc. Class Aa	158,383	405,461

		10,070,620

Security	Shares	Value

SPECIALTY RETAIL — 3.02%
Five Below Inc.[a,b]	13,193	$439,591
Hibbett Sports Inc.[a,b]	6,065	285,298
Lithia Motors Inc. Class A	5,548	469,916
Lumber Liquidators Holdings Inc.[a,b]	6,557	414,074
Mattress Firm Holding Corp.[a,b]	3,657	210,716
Monro Muffler Brake Inc.	7,672	438,378
Restoration Hardware Holdings Inc.[a,b]	8,715	762,824
Select Comfort Corp.[a]	12,913	385,324

		3,406,121
TEXTILES, APPAREL & LUXURY GOODS — 1.55%
G-III Apparel Group Ltd.[a,b]	4,626	449,647
Kate Spade & Co.[a]	30,812	971,503
Tumi Holdings Inc.[a]	14,476	328,171

		1,749,321
THRIFTS & MORTGAGE FINANCE — 0.30%
Essent Group Ltd.[a,b]	14,353	335,717

		335,717
TRADING COMPANIES & DISTRIBUTORS — 0.76%
H&E Equipment Services Inc.	7,593	133,181
Watsco Inc.	6,618	720,436

		853,617

TOTAL COMMON STOCKS
(Cost: $101,207,132)		112,714,566

SHORT-TERM INVESTMENTS — 23.24%

MONEY MARKET FUNDS — 23.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	24,635,904	24,635,904
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%c,[d,e]	1,481,971	1,481,971
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	72,950	72,950

		26,190,825

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,190,825)		26,190,825

TOTAL INVESTMENTS IN SECURITIES — 123.26%
(Cost: $127,397,957)		138,905,391
Other Assets, Less Liabilities — (23.26)%		(26,212,626)

NET ASSETS — 100.00%		$112,692,765

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2015

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

63

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.09%
Cubic Corp.	18,190	$951,155
Exelis Inc.	156,062	2,670,221
Moog Inc. Class Aa	33,971	2,388,161
Triumph Group Inc.	42,401	2,419,401

		8,428,938
AIRLINES — 0.85%
JetBlue Airways Corp.[a,b]	204,767	3,438,038

		3,438,038
AUTO COMPONENTS — 1.59%
American Axle & Manufacturing Holdings Inc.[a,b]	63,230	1,539,650
Cooper Tire & Rubber Co.	45,578	1,585,659
Dana Holding Corp.	141,523	2,953,585
Federal-Mogul Holdings Corp.[a,b]	23,891	323,245

		6,402,139
CAPITAL MARKETS — 1.37%
Artisan Partners Asset Management Inc.	23,072	1,113,686
BGC Partners Inc. Class A	141,447	1,107,530
Federated Investors Inc. Class B	79,543	2,514,354
KCG Holdings Inc. Class Aa	64,679	791,024

		5,526,594
CHEMICALS — 2.76%
Axiall Corp.	58,660	2,595,705
Cabot Corp.	53,532	2,270,292
Chemtura Corp.[a,b]	61,648	1,343,310
Kronos Worldwide Inc.	17,755	199,389
Olin Corp.	65,255	1,635,943
Rayonier Advanced Materials Inc.	35,816	613,170
Sensient Technologies Corp.	40,253	2,455,433

		11,113,242
COMMERCIAL BANKS — 12.76%
Associated Banc-Corp.	127,046	2,135,643
BancorpSouth Inc.	71,351	1,416,317
Bank of Hawaii Corp.	36,778	2,076,486
BankUnited Inc.	84,963	2,350,077
BBCN Bancorp Inc.	66,433	860,307
Cathay General Bancorp	61,847	1,477,525
Columbia Banking System Inc.	44,579	1,133,644
Community Bank System Inc.	33,897	1,139,956
CVB Financial Corp.	80,407	1,174,746
F.N.B. Corp.	145,158	1,741,896
First Citizens BancShares Inc. Class A	5,780	1,410,609
First Horizon National Corp.	196,596	2,553,782
First Interstate BancSystem Inc.	16,875	403,312
First Niagara Financial Group Inc.	295,834	2,402,172
FirstMerit Corp.	138,238	2,265,030
Fulton Financial Corp.	154,992	1,728,161

Security	Shares	Value

Hancock Holding Co.	68,229	$1,781,459
IBERIABANK Corp.	27,996	1,528,861
International Bancshares Corp.	48,384	1,089,124
MB Financial Inc.	53,832	1,529,367
National Penn Bancshares Inc.	103,428	1,003,252
Old National Bancorp	89,299	1,197,500
Park National Corp.	10,783	867,061
Popular Inc.[a]	86,449	2,665,223
Susquehanna Bancshares Inc.	151,587	1,911,512
TCF Financial Corp.	139,815	2,055,280
Trustmark Corp.	56,294	1,202,440
United Bankshares Inc./WV	53,256	1,800,585
Valley National Bancorp	184,049	1,671,165
Webster Financial Corp.	75,434	2,303,000
Westamerica Bancorp[b]	21,835	888,248
Wintrust Financial Corp.	39,095	1,699,460

		51,463,200
COMMERCIAL SERVICES & SUPPLIES — 3.00%
ABM Industries Inc.	43,564	1,257,693
Brady Corp. Class A	39,836	1,042,508
Deluxe Corp.	41,508	2,695,114
Matthews International Corp. Class A	24,713	1,144,953
R.R. Donnelley & Sons Co.	166,949	2,749,650
Tetra Tech Inc.	52,864	1,217,458
United Stationers Inc.	32,721	1,318,984
West Corp.	20,410	667,407

		12,093,767
COMMUNICATIONS EQUIPMENT — 0.24%
NETGEAR Inc.[a]	28,907	976,189

		976,189
COMPUTERS & PERIPHERALS — 0.51%
Lexmark International Inc. Class A	51,664	2,061,910

		2,061,910
CONSTRUCTION & ENGINEERING — 0.44%
Granite Construction Inc.	30,547	1,041,042
Tutor Perini Corp.[a]	33,087	718,319

		1,759,361
CONSUMER FINANCE — 0.12%
Cash America International Inc.	24,119	501,675

		501,675
CONTAINERS & PACKAGING — 1.56%
Berry Plastics Group Inc.[a]	98,735	3,339,218
Greif Inc. Class A	28,463	1,087,287
Silgan Holdings Inc.	36,472	1,875,025

		6,301,530
DIVERSIFIED CONSUMER SERVICES — 1.11%
Apollo Education Group Inc.[a]	80,746	2,039,644
DeVry Education Group Inc.	48,064	2,038,394

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2015

Security	Shares	Value

Weight Watchers International Inc.[a,b]	23,190	$384,027

		4,462,065
DIVERSIFIED FINANCIAL SERVICES — 0.26%
PHH Corp.[a,b]	42,603	1,062,519

		1,062,519
ELECTRIC UTILITIES — 4.92%
ALLETE Inc.	32,240	1,826,396
Cleco Corp.	50,421	2,740,886
El Paso Electric Co.	33,933	1,359,356
Hawaiian Electric Industries Inc.	85,621	2,936,800
IDACORP Inc.	42,028	2,854,121
MGE Energy Inc.	29,228	1,341,565
PNM Resources Inc.	66,604	2,031,422
Portland General Electric Co.	65,354	2,594,554
UIL Holdings Corp.	47,281	2,174,926

		19,860,026
ELECTRICAL EQUIPMENT — 0.64%
Regal Beloit Corp.	37,341	2,570,928

		2,570,928
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.95%
Anixter International Inc.[a]	22,799	1,718,133
AVX Corp.	39,669	512,920
Benchmark Electronics Inc.[a]	44,383	1,075,400
Coherent Inc.[a]	20,972	1,297,747
Itron Inc.[a]	32,606	1,213,269
Plexus Corp.[a]	28,094	1,064,482
Sanmina Corp.[a]	68,806	1,457,311
SYNNEX Corp.	23,366	1,733,524
Tech Data Corp.[a]	31,999	1,827,143

		11,899,929
ENERGY EQUIPMENT & SERVICES — 1.76%
Frank’s International NV	28,500	466,545
Helix Energy Solutions Group Inc.[a,b]	82,164	1,542,218
Oil States International Inc.[a]	44,460	1,825,972
Patterson-UTI Energy Inc.	122,425	2,100,813
Unit Corp.[a]	38,484	1,146,054

		7,081,602
FOOD & STAPLES RETAILING — 0.52%
SUPERVALU Inc.[a,b]	172,088	1,676,137
Weis Markets Inc.	9,235	423,240

		2,099,377
FOOD PRODUCTS — 1.38%
Cal-Maine Foods Inc.[b]	25,063	878,458
Dean Foods Co.	78,293	1,418,669
Fresh Del Monte Produce Inc.[b]	30,171	1,014,651
Sanderson Farms Inc.[b]	17,203	1,375,552
Seaboard Corp.[a]	234	895,048

		5,582,378

Security	Shares	Value

GAS UTILITIES — 4.03%
Laclede Group Inc. (The)	36,193	$1,945,736
New Jersey Resources Corp.	35,312	2,255,731
Northwest Natural Gas Co.	22,729	1,134,404
ONE GAS Inc.	43,539	1,923,988
Piedmont Natural Gas Co.	65,428	2,609,923
South Jersey Industries Inc.	28,170	1,640,902
Southwest Gas Corp.	38,997	2,396,756
WGL Holdings Inc.	41,544	2,347,236

		16,254,676
HEALTH CARE EQUIPMENT & SUPPLIES — 0.66%
Alere Inc.[a]	65,623	2,670,200

		2,670,200
HEALTH CARE PROVIDERS & SERVICES — 2.82%
Health Net Inc./CAa	65,081	3,525,438
Kindred Healthcare Inc.	58,172	1,073,855
LifePoint Hospitals Inc.[a]	37,831	2,468,095
Magellan Health Inc.[a]	23,293	1,400,375
Owens & Minor Inc.	52,770	1,806,317
Select Medical Holdings Corp.	80,875	1,093,430

		11,367,510
HOTELS, RESTAURANTS & LEISURE — 0.54%
Bob Evans Farms Inc.	19,728	1,112,067
Caesars Entertainment Corp.[a,b]	35,339	384,842
International Speedway Corp. Class A	23,476	682,917

		2,179,826
HOUSEHOLD DURABLES — 1.56%
KB Home	76,463	952,729
M.D.C. Holdings Inc.	33,193	829,825
Meritage Homes Corp.[a]	31,552	1,148,809
Taylor Morrison Home Corp. Class Aa	28,216	501,398
Tupperware Brands Corp.	42,089	2,845,637

		6,278,398
HOUSEHOLD PRODUCTS — 0.28%
Harbinger Group Inc.[a]	90,636	1,132,044

		1,132,044
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.58%
Dynegy Inc.[a]	86,289	2,357,416

		2,357,416
INSURANCE — 7.93%
American Equity Investment Life Holding Co.	63,272	1,614,069
American National Insurance Co.	7,196	748,672
Aspen Insurance Holdings Ltd.	52,308	2,265,982
Endurance Specialty Holdings Ltd.[b]	37,630	2,299,946
FBL Financial Group Inc. Class A	8,698	453,949
Fidelity & Guaranty Life	9,379	202,680
First American Financial Corp.	89,940	3,059,759

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2015

Security	Shares	Value

Greenlight Capital Re Ltd. Class Aa	25,204	$791,658
Hanover Insurance Group Inc. (The)	36,964	2,550,516
Horace Mann Educators Corp.	35,355	1,077,267
Kemper Corp.	41,753	1,457,597
MBIA Inc.[a]	117,842	945,093
Mercury General Corp.	24,391	1,393,946
Montpelier Re Holdings Ltd.	31,284	1,099,007
OneBeacon Insurance Group Ltd. Class A	20,090	317,623
Platinum Underwriters Holdings Ltd.	20,886	1,542,013
ProAssurance Corp.	48,101	2,134,241
Selective Insurance Group Inc.	47,116	1,216,535
StanCorp Financial Group Inc.	35,138	2,179,961
Symetra Financial Corp.	79,546	1,615,579
Validus Holdings Ltd.	76,316	3,025,929

		31,992,022
INTERNET & CATALOG RETAIL — 0.10%
Travelport Worldwide Ltd.[b]	25,488	397,358

		397,358
IT SERVICES — 2.11%
Booz Allen Hamilton Holding Corp.	72,169	2,100,840
CACI International Inc. Class Aa	19,917	1,684,779
Leidos Holdings Inc.	52,007	2,153,090
Science Applications International Corp.	33,730	1,645,349
Unisys Corp.[a,b]	41,698	914,437

		8,498,495
MACHINERY — 1.17%
Harsco Corp.	67,798	1,000,698
Kennametal Inc.	66,130	2,077,805
Navistar International Corp.[a,b]	55,822	1,642,283

		4,720,786
MARINE — 0.31%
Matson Inc.	35,947	1,249,158

		1,249,158
MEDIA — 2.16%
Clear Channel Outdoor Holdings Inc. Class A	36,422	329,619
John Wiley & Sons Inc. Class A	39,215	2,429,761
Media General Inc.[a]	67,358	963,219
Regal Entertainment Group Class Ab	66,484	1,406,802
Sinclair Broadcast Group Inc. Class A	60,158	1,488,309
Starz[a,b]	70,706	2,087,241

		8,704,951
METALS & MINING — 0.88%
AK Steel Holding Corp.[a,b]	149,094	565,066
Cliffs Natural Resources Inc.[b]	128,143	822,678
Commercial Metals Co.	98,583	1,322,984
SunCoke Energy Inc.	55,287	834,834

		3,545,562
MULTI-UTILITIES — 2.27%
Avista Corp.	47,765	1,773,514

Security	Shares	Value

Black Hills Corp.	37,344	$1,873,175
NorthWestern Corp.	38,380	2,216,829
Vectren Corp.	68,941	3,303,653

		9,167,171
MULTILINE RETAIL — 0.97%
Big Lots Inc.	44,713	2,052,774
J.C. Penney Co. Inc.[a,b]	254,320	1,848,906

		3,901,680
OIL, GAS & CONSUMABLE FUELS — 2.65%
Delek US Holdings Inc.	45,018	1,388,805
Green Plains Inc.	28,740	672,803
PBF Energy Inc.	69,929	1,965,005
Peabody Energy Corp.[b]	227,235	1,415,674
Stone Energy Corp.[a,b]	46,870	659,930
Ultra Petroleum Corp.[a,b]	128,181	1,634,308
World Fuel Services Corp.	60,209	2,948,435

		10,684,960
PAPER & FOREST PRODUCTS — 1.58%
Domtar Corp.	54,045	2,069,923
Louisiana-Pacific Corp.[a]	118,944	1,947,113
Resolute Forest Products Inc.[a]	78,947	1,342,099
Schweitzer-Mauduit International Inc.	25,874	1,005,464

		6,364,599
PERSONAL PRODUCTS — 0.08%
Revlon Inc. Class Aa,b	9,689	317,218

		317,218
PHARMACEUTICALS — 0.44%
Catalent Inc.[a,b]	37,221	1,028,044
Theravance Inc.[b]	66,933	754,335

		1,782,379
PROFESSIONAL SERVICES — 0.35%
FTI Consulting Inc.[a]	34,248	1,392,866

		1,392,866
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.33%
ARMOUR Residential REIT Inc.[b]	298,479	987,965
Blackstone Mortgage Trust Inc. Class A	48,141	1,405,717
Brandywine Realty Trust[b]	149,531	2,483,710
Capstead Mortgage Corp.	81,493	979,546
CBL & Associates Properties Inc.	142,252	2,933,236
Chimera Investment Corp.	860,567	2,702,180
Colony Financial Inc.[b]	91,635	2,295,457
Columbia Property Trust Inc.	104,433	2,555,475
Corporate Office Properties Trust[b]	77,668	2,330,040
Cousins Properties Inc.[b]	171,494	1,893,294
CYS Investments Inc.[b]	135,333	1,196,344
Equity Commonwealth	107,619	2,835,761
GEO Group Inc. (The)	61,961	2,696,543
Government Properties Income Trust[b]	61,282	1,397,229
Hatteras Financial Corp.	81,687	1,485,070

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2015

Security	Shares	Value

Invesco Mortgage Capital Inc.[b]	103,874	$1,593,427
iStar Financial Inc.[a]	64,693	843,597
Mack-Cali Realty Corp.	69,868	1,363,125
MFA Financial Inc.[b]	309,996	2,430,369
New Residential Investment Corp.	119,386	1,522,171
Newcastle Investment Corp.[b]	56,318	249,489
Outfront Media Inc.	112,281	3,183,166
Pennsylvania Real Estate Investment Trust[b]	57,431	1,374,324
PennyMac Mortgage Investment Trust[c]	53,341	1,200,706
Piedmont Office Realty Trust Inc. Class A	129,472	2,528,588
Redwood Trust Inc.[b]	70,099	1,397,073
Retail Properties of America Inc. Class A	197,277	3,489,830
Select Income REIT[b]	31,798	790,816
Washington Real Estate Investment Trust[b]	56,125	1,611,349

		53,755,597

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
St. Joe Co. (The)[a]	39,674	641,132

		641,132

ROAD & RAIL — 0.26%
Werner Enterprises Inc.	37,220	1,061,887

		1,061,887

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.81%
Advanced Micro Devices Inc.[a,b]	524,208	1,347,215
Amkor Technology Inc.[a,b]	95,613	607,143
Cypress Semiconductor Corp.[b]	124,121	1,828,302
Diodes Inc.[a]	30,658	810,291
Fairchild Semiconductor International Inc.[a]	99,415	1,526,020
Intersil Corp. Class A	108,061	1,546,353
Microsemi Corp.[a]	79,448	2,213,421
PMC-Sierra Inc.[a]	165,262	1,460,916

		11,339,661

SOFTWARE — 0.72%
Progress Software Corp.[a]	41,924	1,050,196
Rovi Corp.[a,b]	79,268	1,831,884

		2,882,080

SPECIALTY RETAIL — 5.14%
American Eagle Outfitters Inc.	146,354	2,054,810
Ascena Retail Group Inc.[a]	109,958	1,271,114
Barnes & Noble Inc.[a]	35,917	843,690
Buckle Inc. (The)[b]	23,432	1,190,111
CST Brands Inc.	64,888	2,796,673
Group 1 Automotive Inc.	17,843	1,434,399
Guess? Inc.	53,410	1,003,040
Men’s Wearhouse Inc. (The)	38,085	1,769,810
Murphy USA Inc.[a,b]	35,923	2,507,785
Office Depot Inc.[a,b]	404,955	3,077,658
Pier 1 Imports Inc.	76,429	1,284,772
Rent-A-Center Inc.	44,141	1,513,153

		20,747,015

THRIFTS & MORTGAGE FINANCE — 1.97%
Astoria Financial Corp.	73,421	897,939

Security	Shares	Value

EverBank Financial Corp.	71,907	$1,254,777
Home Loan Servicing Solutions Ltd.[b]	59,318	715,375
Northwest Bancshares Inc.	80,000	944,000
Radian Group Inc.	159,649	2,516,068
Washington Federal Inc.	82,165	1,631,797

		7,959,956

TRADING COMPANIES & DISTRIBUTORS — 0.28%
TAL International Group Inc.	28,103	1,142,387

		1,142,387

WATER UTILITIES — 0.32%
American States Water Co.	32,077	1,271,532

		1,271,532

WIRELESS TELECOMMUNICATION SERVICES — 0.60%
Leap Wireless International Inc.	41,720	105,134
Telephone & Data Systems Inc.	82,102	1,908,871
United States Cellular Corp.[a]	11,307	393,371

		2,407,376

TOTAL COMMON STOCKS (Cost: $367,749,057)		402,853,305

SHORT-TERM INVESTMENTS — 9.13%

MONEY MARKET FUNDS — 9.13%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.15%[c,d,e]	34,222,743	34,222,743
BlackRock Cash Funds: Prime, SL Agency Shares 0.14%[c,d,e]	2,058,666	2,058,666
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	548,119	548,119

		36,829,528

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,829,528)		36,829,528

TOTAL INVESTMENTS IN SECURITIES — 109.02% (Cost: $404,578,585)		439,682,833
Other Assets, Less Liabilities — (9.02)%		(36,376,172)

NET ASSETS — 100.00%		$403,306,661

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

67

Schedule of Investments  (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.75%

DIVERSIFIED REITS — 1.01%
RAIT Financial Trust[a]	1,728,099	$12,183,098

		12,183,098
MORTGAGE REITS — 98.74%
AG Mortgage Investment Trust Inc.[a]	569,039	10,464,627
Altisource Residential Corp.[a]	1,147,820	20,672,238
American Capital Agency Corp.[a]	7,290,652	157,113,551
American Capital Mortgage Investment Corp.	1,084,139	20,208,351
Annaly Capital Management Inc.[a]	19,381,647	204,670,192
Anworth Mortgage Asset Corp.[a]	2,364,496	12,271,734
Apollo Commercial Real Estate Finance Inc.[a]	993,598	16,424,175
Apollo Residential Mortgage Inc.[a]	684,964	10,719,687
Ares Commercial Real Estate Corp.[a]	572,121	6,882,616
ARMOUR Residential REIT Inc.[a]	7,544,248	24,971,461
Blackstone Mortgage Trust Inc. Class Aa	1,201,877	35,094,808
Capstead Mortgage Corp.[a]	2,016,636	24,239,965
Cherry Hill Mortgage Investment Corp.	147,876	2,502,062
Chimera Investment Corp.	16,929,052	53,157,223
Colony Financial Inc.[a]	2,208,968	55,334,648
CYS Investments Inc.[a]	3,406,205	30,110,852
Dynex Capital Inc.	1,163,328	9,737,055
Ellington Residential Mortgage REIT	150,056	2,463,920
Five Oaks Investment Corp.	251,001	2,745,951
Hannon Armstrong Sustainable Infrastructure Capital Inc.	547,899	7,506,216
Hatteras Financial Corp.	2,032,622	36,953,068
Invesco Mortgage Capital Inc.[a]	2,587,997	39,699,874
iStar Financial Inc.[a,b]	1,781,227	23,227,200
Javelin Mortgage Investment Corp.[a]	259,750	2,374,115
MFA Financial Inc.[a]	6,795,633	53,277,763
New Residential Investment Corp.[a]	2,818,050	35,930,138
New York Mortgage Trust Inc.[a]	2,198,140	17,013,604
Newcastle Investment Corp.[a]	1,349,729	5,979,299
Orchid Island Capital Inc.	194,939	2,534,207
PennyMac Mortgage Investment Trust[a,c]	1,226,313	27,604,306
Redwood Trust Inc.[a]	1,451,494	28,928,275
Resource Capital Corp.[a]	2,693,732	13,010,726
Starwood Property Trust Inc.[a]	4,534,509	108,510,800
Two Harbors Investment Corp.[a]	7,189,554	74,196,197
Western Asset Mortgage Capital Corp.[a]	861,426	11,629,251
ZAIS Financial Corp.	128,294	2,225,901

		1,190,386,056

TOTAL COMMON STOCKS (Cost: $1,316,098,974)		1,202,569,154

SHORT-TERM INVESTMENTS — 12.00%

MONEY MARKET FUNDS — 12.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	135,038,973	135,038,973

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	8,123,259	$8,123,259
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,455,392	1,455,392

		144,617,624

TOTAL SHORT-TERM INVESTMENTS (Cost: $144,617,624)		144,617,624

TOTAL INVESTMENTS IN SECURITIES — 111.75% (Cost: $1,460,716,598)		1,347,186,778
Other Assets, Less Liabilities — (11.75)%		(141,659,927)

NET ASSETS — 100.00%		$1,205,526,851

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

68

Schedule of Investments  (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 0.01%
American Science and Engineering Inc.	435	$20,184

		20,184
AIR FREIGHT & LOGISTICS — 1.21%
C.H. Robinson Worldwide Inc.	8,038	572,467
Echo Global Logistics Inc.[a]	975	25,740
Expeditors International of Washington Inc.	10,752	469,647
United Parcel Service Inc. Class B	38,786	3,833,608

		4,901,462
AIRLINES — 0.11%
Southwest Airlines Co.	9,440	426,499

		426,499
AUTO COMPONENTS — 0.72%
Autoliv Inc.	5,068	537,512
BorgWarner Inc.	12,491	674,639
Johnson Controls Inc.	36,514	1,696,806

		2,908,957
AUTOMOBILES — 0.42%
Harley-Davidson Inc.	11,907	734,662
Tesla Motors Inc.[a,b]	4,796	976,466

		1,711,128
BEVERAGES — 2.26%
Coca-Cola Enterprises Inc.	12,738	536,270
Dr Pepper Snapple Group Inc.	10,690	826,016
PepsiCo Inc.	82,748	7,760,108

		9,122,394
BIOTECHNOLOGY — 5.59%
Amgen Inc.	41,714	6,351,373
Biogen Idec Inc.[a]	12,968	5,046,627
BioMarin Pharmaceutical Inc.[a]	8,581	833,730
Cepheid[a,b]	3,866	218,468
Gilead Sciences Inc.[a]	83,017	8,702,672
Vertex Pharmaceuticals Inc.[a]	13,091	1,441,843

		22,594,713
BUILDING PRODUCTS — 0.24%
A.O. Smith Corp.	4,236	251,661
Builders FirstSource Inc.[a]	2,703	16,002
Masco Corp.	19,636	487,758
Owens Corning	5,828	233,411

		988,832

Security	Shares	Value

CAPITAL MARKETS — 3.49%
Ameriprise Financial Inc.	10,291	$1,285,758
Bank of New York Mellon Corp. (The)	62,175	2,238,300
BlackRock Inc.[c]	7,295	2,484,020
Charles Schwab Corp. (The)	64,305	1,670,644
Franklin Resources Inc.	22,342	1,151,283
Invesco Ltd.	23,658	868,958
Legg Mason Inc.	5,745	318,503
Northern Trust Corp.	12,257	801,363
State Street Corp.	23,216	1,660,176
T. Rowe Price Group Inc.	14,462	1,138,449
TD Ameritrade Holding Corp.	14,934	483,712

		14,101,166
CHEMICALS — 2.36%
Air Products and Chemicals Inc.	11,713	1,705,530
Albemarle Corp.	6,186	298,536
Ecolab Inc.	14,826	1,538,494
H.B. Fuller Co.	2,765	113,780
International Flavors & Fragrances Inc.	4,474	474,736
Minerals Technologies Inc.	1,900	124,127
Mosaic Co. (The)	17,709	862,251
Praxair Inc.	16,051	1,935,590
Sherwin-Williams Co. (The)	4,569	1,239,433
Sigma-Aldrich Corp.	6,518	896,355
Valspar Corp. (The)	4,371	364,673

		9,553,505
COMMERCIAL BANKS — 2.39%
Bank of Hawaii Corp.	2,437	137,593
Cathay General Bancorp	4,179	99,836
CIT Group Inc.	10,230	448,279
Comerica Inc.	9,961	413,381
Heartland Financial USA Inc.	812	22,427
International Bancshares Corp.	3,134	70,546
KeyCorp	47,809	621,039
M&T Bank Corp.	6,500	735,540
Old National Bancorp	6,399	85,811
PNC Financial Services Group Inc. (The)[c]	29,694	2,510,331
Popular Inc.[a]	5,716	176,224
U.S. Bancorp	98,946	4,146,827
Umpqua Holdings Corp.	11,972	185,686

		9,653,520
COMMERCIAL SERVICES & SUPPLIES — 0.29%
ACCO Brands Corp.[a]	6,293	49,841
Copart Inc.[a]	6,261	229,153
Deluxe Corp.	2,741	177,973
HNI Corp.	2,490	122,632
Interface Inc.	3,684	57,876
Knoll Inc.	2,611	53,499
R.R. Donnelley & Sons Co.	11,009	181,318
Steelcase Inc. Class A	5,031	84,923
Team Inc.[a]	1,070	40,810
Tetra Tech Inc.	3,537	81,457
United Stationers Inc.	2,148	86,586

		1,166,068

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2015

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 3.51%
Black Box Corp.	857	$18,006
Calix Inc.[a,b]	2,093	20,093
Cisco Systems Inc.	281,320	7,417,002
Motorola Solutions Inc.	12,364	771,637
Plantronics Inc.	2,380	109,075
Polycom Inc.[a]	7,567	100,641
QUALCOMM Inc.	92,040	5,748,818

		14,185,272
COMPUTERS & PERIPHERALS — 1.69%
EMC Corp.	111,399	2,888,576
Hewlett-Packard Co.	102,757	3,712,610
Lexmark International Inc. Class A	3,252	129,787
Silicon Graphics International Corp.[a,b]	1,825	17,210
Super Micro Computer Inc.[a]	1,980	72,409

		6,820,592
CONSTRUCTION & ENGINEERING — 0.13%
EMCOR Group Inc.	3,702	149,413
Granite Construction Inc.	2,048	69,796
Quanta Services Inc.[a]	11,701	309,842

		529,051
CONSUMER FINANCE — 1.03%
American Express Co.	51,721	4,173,367

		4,173,367
CONTAINERS & PACKAGING — 0.59%
Avery Dennison Corp.	5,163	269,870
Ball Corp.	7,244	458,763
MeadWestvaco Corp.	9,282	466,699
Rock-Tenn Co. Class A	7,908	513,229
Sealed Air Corp.	11,099	449,509
Sonoco Products Co.	5,603	247,653

		2,405,723
DISTRIBUTORS — 0.34%
Genuine Parts Co.	8,382	779,023
LKQ Corp.[a]	16,677	430,433
Pool Corp.	2,426	150,922
Weyco Group Inc.	390	10,538

		1,370,916
DIVERSIFIED CONSUMER SERVICES — 0.03%
DeVry Education Group Inc.	3,154	133,761

		133,761
DIVERSIFIED FINANCIAL SERVICES — 0.71%
CME Group Inc./IL	17,551	1,497,100
Intercontinental Exchange Inc.	6,237	1,283,138
PHH Corp.[a,b]	3,015	75,194

		2,855,432

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.06%
CenturyLink Inc.	31,342	$1,164,982
Cincinnati Bell Inc.[a]	10,973	32,151
Level 3 Communications Inc.[a]	15,591	775,496
Verizon Communications Inc.	227,648	10,405,790

		12,378,419
ELECTRIC UTILITIES — 0.44%
ITC Holdings Corp.	8,574	364,738
MGE Energy Inc.	1,922	88,220
Northeast Utilities	17,338	963,646
Pepco Holdings Inc.	13,860	380,457

		1,797,061
ELECTRICAL EQUIPMENT — 0.20%
Rockwell Automation Inc.	7,553	822,673

		822,673
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.61%
Corning Inc.	70,971	1,686,981
Flextronics International Ltd.[a]	32,406	360,355
Itron Inc.[a]	2,168	80,671
Trimble Navigation Ltd.[a]	14,319	341,365

		2,469,372
ENERGY EQUIPMENT & SERVICES — 0.84%
Baker Hughes Inc.	23,915	1,386,831
FMC Technologies Inc.[a]	12,815	480,306
Geospace Technologies Corp.[a]	746	17,889
National Oilwell Varco Inc.	23,660	1,287,814
Nobel Corp. PLC	14,012	227,275

		3,400,115
FOOD & STAPLES RETAILING — 0.62%
Sysco Corp.	32,255	1,263,428
United Natural Foods Inc.[a,b]	2,742	211,902
Whole Foods Market Inc.	19,804	1,031,689

		2,507,019
FOOD PRODUCTS — 2.88%
Bunge Ltd.[b]	7,986	714,987
Campbell Soup Co.	11,244	514,300
Darling Ingredients Inc.[a]	9,085	154,263
General Mills Inc.	33,670	1,767,002
Hain Celestial Group Inc. (The)[a]	5,544	292,557
J.M. Smucker Co. (The)	5,609	578,568
Kellogg Co.	14,809	971,174
Keurig Green Mountain Inc.	6,678	818,456
Kraft Foods Group Inc.	32,639	2,132,632
McCormick & Co. Inc. NVS	6,479	462,536
Mondelez International Inc. Class A	92,570	3,262,167

		11,668,642

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2015

Security	Shares	Value

GAS UTILITIES — 0.20%
New Jersey Resources Corp.	2,327	$148,649
Northwest Natural Gas Co.	1,502	74,965
Piedmont Natural Gas Co.	4,298	171,447
Questar Corp.	9,688	251,403
WGL Holdings Inc.	2,866	161,929

		808,393
HEALTH CARE EQUIPMENT & SUPPLIES — 2.44%
Becton, Dickinson and Co.	10,547	1,456,330
Cooper Companies Inc. (The)	2,658	419,034
DENTSPLY International Inc.	7,814	390,895
Edwards Lifesciences Corp.[a]	5,806	727,782
Hologic Inc.[a]	12,242	371,728
IDEXX Laboratories Inc.[a,b]	2,768	438,507
Medtronic PLC	77,778	5,553,349
Varian Medical Systems Inc.[a]	5,685	526,204

		9,883,829
HEALTH CARE PROVIDERS & SERVICES — 1.82%
AmerisourceBergen Corp.	12,331	1,172,062
Cardinal Health Inc.	18,506	1,539,514
Cigna Corp.	14,503	1,549,356
Henry Schein Inc.[a]	4,640	640,645
Humana Inc.	8,446	1,236,832
Laboratory Corp. of America Holdings[a]	4,635	532,005
Molina Healthcare Inc.[a,b]	1,651	84,052
MWI Veterinary Supply Inc.[a]	713	135,235
Patterson Companies Inc.	4,556	228,210
Select Medical Holdings Corp.	4,638	62,706
Team Health Holdings Inc.[a]	3,879	200,544

		7,381,161
HEALTH CARE TECHNOLOGY — 0.28%
Cerner Corp.[a]	16,870	1,119,325

		1,119,325
HOTELS, RESTAURANTS & LEISURE — 2.75%
Choice Hotels International Inc.	1,780	102,261
Darden Restaurants Inc.	7,291	447,522
Jack in the Box Inc.	2,152	182,468
Marriott International Inc./MD Class A	12,747	949,651
McDonald’s Corp.	53,920	4,984,365
Royal Caribbean Cruises Ltd.	9,126	689,469
Starbucks Corp.	41,249	3,610,525
Vail Resorts Inc.	1,995	175,081

		11,141,342
HOUSEHOLD DURABLES — 0.49%
CSS Industries Inc.	486	13,219
Ethan Allen Interiors Inc.	1,438	39,142
Jarden Corp.[a]	10,064	483,273
La-Z-Boy Inc.	2,899	77,374
Meritage Homes Corp.[a]	2,055	74,823
Mohawk Industries Inc.[a]	3,411	562,952
Newell Rubbermaid Inc.	15,085	556,184

Security	Shares	Value

Tupperware Brands Corp.	2,790	$188,632

		1,995,599
HOUSEHOLD PRODUCTS — 4.78%
Clorox Co. (The)	7,052	752,519
Colgate-Palmolive Co.	50,149	3,386,061
Energizer Holdings Inc.	3,402	435,490
Kimberly-Clark Corp.	20,545	2,218,038
Procter & Gamble Co. (The)	148,701	12,534,007

		19,326,115
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Ormat Technologies Inc.[b]	879	23,513

		23,513
INDUSTRIAL CONGLOMERATES — 1.36%
3M Co.	33,804	5,486,389

		5,486,389
INSURANCE — 2.82%
ACE Ltd.	18,449	1,991,754
Aflac Inc.	24,906	1,421,634
Chubb Corp. (The)	13,220	1,294,238
Hartford Financial Services Group Inc. (The)	24,612	957,407
Marsh & McLennan Companies Inc.	29,837	1,604,336
PartnerRe Ltd.	2,466	282,110
Principal Financial Group Inc.	16,101	755,620
Progressive Corp. (The)	30,735	797,573
Travelers Companies Inc. (The)	18,634	1,915,948
Willis Group Holdings PLC	8,845	382,989

		11,403,609
INTERNET & CATALOG RETAIL — 0.52%
Blue Nile Inc.[a]	652	20,264
HSN Inc.	1,873	145,045
Netflix Inc.[a]	3,131	1,383,276
NutriSystem Inc.	1,511	26,926
Shutterfly Inc.[a,b]	2,111	92,610
TripAdvisor Inc.[a,b]	6,445	431,879

		2,100,000
INTERNET SOFTWARE & SERVICES — 4.95%
Equinix Inc.	2,910	631,063
Google Inc. Class Aa	15,561	8,364,815
Google Inc. Class Ca	15,788	8,439,002
Rackspace Hosting Inc.[a]	6,696	301,052
Yahoo! Inc.[a]	51,906	2,283,345

		20,019,277
IT SERVICES — 3.60%
Accenture PLC Class A	34,665	2,912,900
Cognizant Technology Solutions Corp. Class Aa	33,418	1,808,916
Convergys Corp.	5,573	106,779
FleetCor Technologies Inc.[a]	4,281	601,481
International Business Machines Corp.	52,046	7,979,172
Teradata Corp.[a,b]	8,539	380,498

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2015

Security	Shares	Value

Xerox Corp.	60,008	$790,305

		14,580,051
LEISURE EQUIPMENT & PRODUCTS — 0.22%
Callaway Golf Co.	4,407	35,961
Hasbro Inc.	6,322	347,204
Mattel Inc.	18,439	496,009

		879,174
LIFE SCIENCES TOOLS & SERVICES — 1.22%
Affymetrix Inc.[a,b]	4,043	44,635
Agilent Technologies Inc.	18,234	688,698
Bio-Techne Corp.	2,044	190,133
Fluidigm Corp.[a,b]	1,574	60,646
Mettler-Toledo International Inc.[a]	1,578	479,633
PAREXEL International Corp.[a,b]	3,017	183,917
Thermo Fisher Scientific Inc.	21,934	2,746,356
Waters Corp.[a]	4,624	550,487

		4,944,505
MACHINERY — 3.43%
AGCO Corp.	4,922	213,320
Caterpillar Inc.	32,761	2,619,897
CLARCOR Inc.	2,793	174,646
Cummins Inc.	9,605	1,339,513
Deere & Co.	18,722	1,594,927
Dover Corp.	9,104	637,644
Graco Inc.	3,309	235,733
Illinois Tool Works Inc.	20,705	1,927,429
Ingersoll-Rand PLC	14,660	973,424
Lincoln Electric Holdings Inc.	4,159	282,438
Meritor Inc.[a]	5,136	65,741
Middleby Corp. (The)[a,b]	3,155	299,788
Nordson Corp.	3,313	241,385
Pall Corp.	5,991	579,689
Parker-Hannifin Corp.	8,159	950,197
Snap-on Inc.	3,200	424,672
Tennant Co.	973	63,449
Timken Co. (The)	4,003	152,154
WABCO Holdings Inc.[a]	3,131	297,977
Wabtec Corp./DE	5,308	442,953
Xylem Inc.	10,064	343,183

		13,860,159
MEDIA — 2.46%
Charter Communications Inc. Class Aa	4,156	628,034
Discovery Communications Inc. Series Aa	8,135	235,793
Discovery Communications Inc. Series C NVS[a]	15,380	428,794
DreamWorks Animation SKG Inc. Class Aa,b	3,819	71,301
John Wiley & Sons Inc. Class A	2,601	161,158
Liberty Global PLC Series Aa,b	13,549	633,009
Liberty Global PLC Series C NVS[a]	34,955	1,593,598
New York Times Co. (The) Class Ab	7,433	93,582
Scholastic Corp.	1,503	55,280
Scripps Networks Interactive Inc. Class A	4,372	310,806
Time Warner Cable Inc.	15,358	2,090,685
Time Warner Inc.	46,939	3,657,956

		9,959,996

Security	Shares	Value

METALS & MINING — 0.23%
Compass Minerals International Inc.	1,853	$161,952
Nucor Corp.	17,453	761,823
Schnitzer Steel Industries Inc. Class A	1,452	24,510

		948,285
MULTI-UTILITIES — 1.26%
Avista Corp.	3,552	131,886
CenterPoint Energy Inc.	22,498	519,479
CMS Energy Corp.	15,081	569,006
Consolidated Edison Inc.	16,095	1,115,062
Integrys Energy Group Inc.	4,404	357,164
MDU Resources Group Inc.	10,156	229,627
NiSource Inc.	17,259	746,624
Sempra Energy	12,842	1,437,277

		5,106,125
MULTILINE RETAIL — 0.31%
Kohl’s Corp.	11,341	677,285
Nordstrom Inc.	7,732	589,178

		1,266,463
OIL, GAS & CONSUMABLE FUELS — 3.54%
Clean Energy Fuels Corp.[a,b]	4,080	17,014
Denbury Resources Inc.	19,411	133,936
Devon Energy Corp.	21,366	1,287,729
Energen Corp.	4,019	254,885
Energy XXI Ltd.[b]	4,648	13,665
EOG Resources Inc.	30,069	2,677,043
EQT Corp.	8,284	616,661
Hess Corp.	15,192	1,025,308
Marathon Petroleum Corp.	15,570	1,441,626
Noble Energy Inc.	19,833	946,827
ONEOK Inc.	11,465	504,804
Phillips 66	30,712	2,159,668
Pioneer Natural Resources Co.	7,867	1,184,220
QEP Resources Inc.	9,424	190,553
Southwestern Energy Co.[a,b]	20,933	518,929
Spectra Energy Corp.	36,882	1,233,334
Ultra Petroleum Corp.[a,b]	8,473	108,031

		14,314,233
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	3,586	137,344
Wausau Paper Corp.	2,441	24,800

		162,144
PERSONAL PRODUCTS — 0.27%
Avon Products Inc.	23,949	185,365
Estee Lauder Companies Inc. (The) Class A	12,751	900,093

		1,085,458
PHARMACEUTICALS — 4.01%
Bristol-Myers Squibb Co.	91,043	5,487,162
Merck & Co. Inc.	158,418	9,549,437
VIVUS Inc.[a,b]	5,141	13,469

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2015

Security	Shares	Value

Zoetis Inc.	27,550	$1,177,212

		16,227,280
PROFESSIONAL SERVICES — 0.48%
CBIZ Inc.[a,b]	2,420	20,038
Corporate Executive Board Co. (The)	1,859	127,379
Dun & Bradstreet Corp. (The)	2,002	230,450
Exponent Inc.	726	58,182
Heidrick & Struggles International Inc.	903	20,010
ICF International Inc.[a]	984	36,762
IHS Inc. Class Aa	3,751	431,853
Kelly Services Inc. Class A	1,601	27,057
Manpowergroup Inc.	4,391	320,016
Navigant Consulting Inc.[a]	2,716	39,192
On Assignment Inc.[a]	2,703	94,956
Resources Connection Inc.	2,161	36,089
Robert Half International Inc.	7,552	438,469
RPX Corp.[a]	2,471	30,517
TrueBlue Inc.[a]	2,275	50,186

		1,961,156
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.65%
American Tower Corp.	21,767	2,110,311
AvalonBay Communities Inc.	7,197	1,245,009
Boston Properties Inc.	8,414	1,167,863
Corporate Office Properties Trust	5,099	152,970
Digital Realty Trust Inc.[b]	7,401	539,829
Duke Realty Corp.	18,796	410,317
Equity Residential	18,891	1,466,131
Federal Realty Investment Trust[b]	3,730	536,262
HCP Inc.	25,218	1,192,559
Host Hotels & Resorts Inc.[b]	41,478	949,431
Iron Mountain Inc.	9,045	360,353
Liberty Property Trust	8,161	328,888
Macerich Co. (The)	7,696	661,933
Plum Creek Timber Co. Inc.	9,762	434,604
Potlatch Corp.	2,247	89,565
Prologis Inc.	27,478	1,240,357
Simon Property Group Inc.	17,064	3,389,934
UDR Inc.	13,867	461,216
Vornado Realty Trust	9,283	1,025,215
Weyerhaeuser Co.	29,036	1,040,941

		18,803,688
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.27%
CBRE Group Inc. Class Aa	16,318	527,724
Forest City Enterprises Inc. Class Aa	8,511	208,519
Jones Lang LaSalle Inc.	2,471	363,435

		1,099,678
ROAD & RAIL — 1.22%
ArcBest Corp.	1,359	50,636
Avis Budget Group Inc.[a]	5,734	328,616
CSX Corp.	54,945	1,829,669
Genesee & Wyoming Inc. Class Aa	2,907	239,682
Hertz Global Holdings Inc.[a]	24,441	501,529
Norfolk Southern Corp.	16,968	1,730,227
Ryder System Inc.	2,925	242,161

		4,922,520

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.28%
Advanced Micro Devices Inc.[a,b]	36,102	$92,782
Analog Devices Inc.	17,227	897,613
Applied Materials Inc.	66,989	1,530,029
Intel Corp.	271,898	8,983,510
Lam Research Corp.	8,869	677,946
Microchip Technology Inc.	11,043	498,039
NVIDIA Corp.	29,620	568,852
Skyworks Solutions Inc.	10,383	862,308
SunPower Corp.[a,b]	2,545	61,386
Texas Instruments Inc.	58,617	3,133,079

		17,305,544
SOFTWARE — 4.11%
Adobe Systems Inc.[a]	25,975	1,821,627
ANSYS Inc.[a]	5,072	409,158
Autodesk Inc.[a]	12,408	670,094
CA Inc.	18,233	552,460
FactSet Research Systems Inc.	2,201	316,042
Intuit Inc.	14,827	1,287,280
NetSuite Inc.[a,b]	1,893	186,328
Oracle Corp.	195,719	8,198,669
Salesforce.com Inc.[a]	32,325	1,824,746
Symantec Corp.	37,851	937,569
Workday Inc. Class Aa,b	5,240	416,370

		16,620,343
SPECIALTY RETAIL — 3.30%
ANN INC.[a]	2,520	83,412
Bed Bath & Beyond Inc.[a]	11,062	827,106
Best Buy Co. Inc.	16,195	570,064
Brown Shoe Co. Inc.	2,271	64,474
Buckle Inc. (The)[b]	1,607	81,619
CarMax Inc.[a,b]	12,004	745,448
Foot Locker Inc.	7,920	421,502
GameStop Corp. Class Ab	6,276	221,229
Gap Inc. (The)	13,036	536,953
Lowe’s Companies Inc.	54,203	3,672,795
Men’s Wearhouse Inc. (The)	2,227	103,489
Office Depot Inc.[a,b]	28,138	213,849
PetSmart Inc.	5,201	424,948
Pier 1 Imports Inc.	4,891	82,218
Signet Jewelers Ltd.	4,161	503,939
Staples Inc.	35,202	600,194
Tiffany & Co.	7,067	612,285
TJX Companies Inc. (The)	38,062	2,509,808
Tractor Supply Co.	7,526	610,885
Ulta Salon, Cosmetics & Fragrance Inc.[a]	3,368	444,374

		13,330,591
TEXTILES, APPAREL & LUXURY GOODS — 1.92%
Columbia Sportswear Co.	1,532	65,110
Deckers Outdoor Corp.[a,b]	1,919	126,750
Hanesbrands Inc.	5,487	611,142
Michael Kors Holdings Ltd.[a]	11,249	796,317
Nike Inc. Class B	37,928	3,498,858
Oxford Industries Inc.	812	45,423
PVH Corp.	4,495	495,619
Under Armour Inc. Class Aa	9,065	653,405

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2015

Security	Shares	Value

VF Corp.	18,958	$1,315,117
Wolverine World Wide Inc.	5,575	156,936

		7,764,677
THRIFTS & MORTGAGE FINANCE — 0.15%
New York Community Bancorp Inc.	24,391	376,841
People’s United Financial Inc.	17,157	241,399

		618,240
TRADING COMPANIES & DISTRIBUTORS — 0.55%
Air Lease Corp.	5,350	186,929
Applied Industrial Technologies Inc.	2,173	87,854
Fastenal Co.	15,429	685,047
H&E Equipment Services Inc.	1,746	30,625
United Rentals Inc.[a]	5,282	437,614
W.W. Grainger Inc.	3,370	794,781

		2,222,850
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	3,768	49,135

		49,135
WATER UTILITIES — 0.14%
American Water Works Co. Inc.	9,785	549,330

		549,330
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Sprint Corp.[a,b]	43,538	187,213

		187,213

TOTAL COMMON STOCKS (Cost: $331,533,414)		404,123,233

SHORT-TERM INVESTMENTS — 1.98%

MONEY MARKET FUNDS — 1.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	7,197,408	7,197,408
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	432,960	432,960

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	366,717	$366,717

		7,997,085

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,997,085)		7,997,085

TOTAL INVESTMENTS IN SECURITIES — 101.89%
(Cost: $339,530,499)		412,120,318
Other Assets, Less Liabilities — (1.89)%		(7,640,588)

NET ASSETS — 100.00%		$404,479,730

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

74

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 1.71%
Rockwell Collins Inc.	61,349	$5,252,702

		5,252,702
AIR FREIGHT & LOGISTICS — 0.74%
Expeditors International of Washington Inc.	51,844	2,264,546

		2,264,546
AUTO COMPONENTS — 0.28%
Johnson Controls Inc.	18,595	864,110

		864,110
AUTOMOBILES — 0.39%
Tesla Motors Inc.[a,b]	5,928	1,206,941

		1,206,941
BEVERAGES — 1.99%
Coca-Cola Enterprises Inc.	145,012	6,105,005

		6,105,005
BIOTECHNOLOGY — 1.86%
Biogen Idec Inc.[a]	1,988	773,650
Gilead Sciences Inc.[a]	36,960	3,874,517
Vertex Pharmaceuticals Inc.[a]	9,626	1,060,208

		5,708,375
BUILDING PRODUCTS — 0.25%
Masco Corp.	31,470	781,715

		781,715
CAPITAL MARKETS — 5.14%
BlackRock Inc.[c]	10,261	3,493,973
Franklin Resources Inc.	10,501	541,116
Legg Mason Inc.	8,147	451,670
Northern Trust Corp.	137,231	8,972,163
State Street Corp.	32,826	2,347,387

		15,806,309
CHEMICALS — 4.35%
Ecolab Inc.	84,298	8,747,603
International Flavors & Fragrances Inc.	8,567	909,044
Sigma-Aldrich Corp.	27,074	3,723,217

		13,379,864
COMMUNICATIONS EQUIPMENT — 1.82%
Cisco Systems Inc.	164,797	4,344,873

Security	Shares	Value

Motorola Solutions Inc.	20,097	$1,254,254

		5,599,127
COMPUTERS & PERIPHERALS — 5.14%
Apple Inc.	98,345	11,522,100
EMC Corp.	53,511	1,387,540
Hewlett-Packard Co.	79,703	2,879,670

		15,789,310
CONSUMER FINANCE — 2.81%
American Express Co.	107,203	8,650,210

		8,650,210
CONTAINERS & PACKAGING — 1.53%
Ball Corp.	74,109	4,693,323

		4,693,323
DISTRIBUTORS — 0.29%
LKQ Corp.[a]	34,514	890,806

		890,806
ELECTRIC UTILITIES — 4.54%
NextEra Energy Inc.	127,622	13,941,427

		13,941,427
ELECTRICAL EQUIPMENT — 2.25%
Eaton Corp. PLC	109,623	6,916,115

		6,916,115
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.40%
Corning Inc.	31,404	746,473
Flextronics International Ltd.[a]	43,427	482,908

		1,229,381
ENERGY EQUIPMENT & SERVICES — 0.46%
FMC Technologies Inc.[a]	31,441	1,178,409
National Oilwell Varco Inc.	4,123	224,415

		1,402,824
FOOD & STAPLES RETAILING — 0.39%
Whole Foods Market Inc.	23,077	1,202,196

		1,202,196
FOOD PRODUCTS — 2.27%
Bunge Ltd.	9,571	856,892
Campbell Soup Co.	47,098	2,154,262
General Mills Inc.	11,689	613,439
Kellogg Co.	21,078	1,382,295
Keurig Green Mountain Inc.	8,921	1,093,358
Mondelez International Inc. Class A	24,537	864,684

		6,964,930

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.19%
Becton, Dickinson and Co.	4,152	$573,308

		573,308
HEALTH CARE PROVIDERS & SERVICES — 6.81%
AmerisourceBergen Corp.	24,428	2,321,881
Cardinal Health Inc.	18,837	1,567,050
Henry Schein Inc.[a]	73,441	10,139,999
Patterson Companies Inc.	137,875	6,906,159

		20,935,089
HOTELS, RESTAURANTS & LEISURE — 0.96%
Marriott International Inc./MD Class A	39,413	2,936,269

		2,936,269
HOUSEHOLD DURABLES — 0.63%
Mohawk Industries Inc.[a]	11,693	1,929,813

		1,929,813
HOUSEHOLD PRODUCTS — 2.39%
Clorox Co. (The)	20,023	2,136,654
Procter & Gamble Co. (The)	61,917	5,218,984

		7,355,638
INDUSTRIAL CONGLOMERATES — 5.21%
3M Co.	98,684	16,016,413

		16,016,413
INSURANCE — 6.38%
ACE Ltd.	76,519	8,260,991
Marsh & McLennan Companies Inc.	182,941	9,836,738
Travelers Companies Inc. (The)	14,695	1,510,940

		19,608,669
INTERNET SOFTWARE & SERVICES — 0.90%
Google Inc. Class Aa	5,136	2,760,857

		2,760,857
IT SERVICES — 4.80%
Accenture PLC Class A	79,798	6,705,426
International Business Machines Corp.	39,934	6,122,282
Teradata Corp.[a,b]	43,116	1,921,249

		14,748,957
LEISURE EQUIPMENT & PRODUCTS — 0.28%
Mattel Inc.	31,922	858,702

		858,702
LIFE SCIENCES TOOLS & SERVICES — 2.99%
Agilent Technologies Inc.	82,022	3,097,971
Mettler-Toledo International Inc.[a]	4,192	1,274,158

Security	Shares	Value

Waters Corp.[a]	40,358	$4,804,620

		9,176,749
MACHINERY — 2.16%
Caterpillar Inc.	6,858	548,434
Cummins Inc.	21,472	2,994,485
Deere & Co.	30,528	2,600,680
Xylem Inc.	14,805	504,851

		6,648,450
MEDIA — 1.99%
Scripps Networks Interactive Inc. Class A	10,921	776,374
Time Warner Cable Inc.	34,818	4,739,774
Time Warner Inc.	3,766	293,485
Walt Disney Co. (The)	3,420	311,083

		6,120,716
OIL, GAS & CONSUMABLE FUELS — 4.61%
Denbury Resources Inc.	151,188	1,043,197
Devon Energy Corp.	11,603	699,313
Hess Corp.	64,966	4,384,556
Marathon Oil Corp.	41,130	1,094,058
Noble Energy Inc.	5,684	271,354
Phillips 66	4,503	316,651
Spectra Energy Corp.	189,989	6,353,232

		14,162,361
PHARMACEUTICALS — 2.30%
Merck & Co. Inc.	92,194	5,557,454
Zoetis Inc.	35,763	1,528,153

		7,085,607
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.11%
Digital Realty Trust Inc.	5,377	392,198
Liberty Property Trust	104,338	4,204,821
Prologis Inc.	102,769	4,638,993
Vornado Realty Trust	2,861	315,969

		9,551,981
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.95%
CBRE Group Inc. Class Aa	89,980	2,909,953

		2,909,953
ROAD & RAIL — 1.14%
Norfolk Southern Corp.	34,432	3,511,031

		3,511,031
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.84%
Applied Materials Inc.	143,876	3,286,128
Intel Corp.	113,356	3,745,282
Texas Instruments Inc.	31,756	1,697,358

		8,728,768

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2015

Security	Shares	Value

SOFTWARE — 5.82%
Autodesk Inc.[a]	21,735	$1,173,799
CA Inc.	43,705	1,324,261
Microsoft Corp.	226,738	9,160,215
Oracle Corp.	100,238	4,198,970
Salesforce.com Inc.[a]	7,638	431,165
Symantec Corp.	64,675	1,602,000

		17,890,410
SPECIALTY RETAIL — 2.23%
Gap Inc. (The)	14,895	613,525
Signet Jewelers Ltd.[b]	6,229	754,394
Staples Inc.	50,896	867,777
Tiffany & Co.	53,316	4,619,298

		6,854,994
TEXTILES, APPAREL & LUXURY GOODS — 2.47%
Nike Inc. Class B	72,109	6,652,055
PVH Corp.	8,562	944,046

		7,596,101
TRADING COMPANIES & DISTRIBUTORS — 0.16%
W.W. Grainger Inc.	2,142	505,169

		505,169

TOTAL COMMON STOCKS (Cost: $249,165,210)		307,115,221

SHORT-TERM INVESTMENTS — 1.28%

MONEY MARKET FUNDS — 1.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	3,140,304	3,140,304
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	188,905	188,905
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	615,292	615,292

		3,944,501

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,944,501)		3,944,501

TOTAL INVESTMENTS IN SECURITIES — 101.21%
(Cost: $253,109,711)		311,059,722
Other Assets, Less Liabilities — (1.21)%		(3,712,852)

NET ASSETS — 100.00%		$307,346,870

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

77

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICA REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.88%

CANADA — 5.37%
Allied Properties Real Estate Investment Trust	2,424	$76,470
Artis Real Estate Investment Trust	4,368	53,569
Boardwalk Real Estate Investment Trust	1,288	62,300
Calloway Real Estate Investment Trust	3,328	83,282
Canadian Apartment Properties Real Estate Investment Trust	3,568	80,114
Canadian Real Estate Investment Trust	2,328	88,534
Chartwell Retirement Residences	5,552	55,347
Cominar Real Estate Investment Trust	5,136	78,623
Crombie Real Estate Investment Trust	2,536	26,941
Dream Global Real Estate Investment Trust	3,144	22,192
Dream Office Real Estate Investment Trust	3,352	71,801
Extendicare Inc.	2,980	16,029
First Capital Realty Inc.	2,808	43,229
Granite Real Estate Investment Trust	1,512	53,184
H&R Real Estate Investment Trust	8,960	172,564
InnVest Real Estate Investment Trust	2,896	14,275
Killam Properties Inc.	1,776	15,562
Morguard Real Estate Investment Trust	1,112	16,190
Northern Property Real Estate Investment Trust	1,080	20,996
Pure Industrial Real Estate Trust	6,104	23,300
RioCan REIT	10,160	235,901

		1,310,403
UNITED STATES — 94.51%
Acadia Realty Trust	2,072	74,986
Agree Realty Corp.	560	19,398
Alexander’s Inc.	67	31,077
Alexandria Real Estate Equities Inc.	2,336	227,807
American Assets Trust Inc.	1,212	53,789
American Campus Communities Inc.	3,392	149,112
American Homes 4 Rent Class A	4,952	82,649
American Realty Capital Properties Inc.	30,168	279,506
Apartment Investment and Management Co. Class A	4,712	187,820
Ashford Hospitality Trust Inc.	2,368	24,911
Associated Estates Realty Corp.	1,840	45,834
AvalonBay Communities Inc.	4,260	736,937
Aviv REIT Inc.	848	33,352
BioMed Realty Trust Inc.	6,392	156,284
Boston Properties Inc.	4,928	684,006
Brandywine Realty Trust	5,800	96,338
Brixmor Property Group Inc.	4,902	132,844
Camden Property Trust	2,808	216,356
Campus Crest Communities Inc.[a]	2,072	14,276
CBL & Associates Properties Inc.[a]	5,504	113,492
Cedar Realty Trust Inc.	2,680	21,333
Chambers Street Properties	7,656	64,693
Chatham Lodging Trust	1,040	32,375
Chesapeake Lodging Trust	1,808	66,390
Corporate Office Properties Trust	3,040	91,200
Cousins Properties Inc.	6,888	76,044
CubeSmart	5,328	131,282
DCT Industrial Trust Inc.	2,888	109,051
DDR Corp.	9,904	194,118
DiamondRock Hospitality Co.	6,312	91,713
Digital Realty Trust Inc.	4,416	322,103

Security	Shares	Value

Douglas Emmett Inc.	4,352	$123,945
Duke Realty Corp.	11,152	243,448
DuPont Fabros Technology Inc.[a]	2,112	78,693
EastGroup Properties Inc.	1,040	67,226
Education Realty Trust Inc.	1,488	51,485
Empire State Realty Trust Inc. Class Aa	2,656	48,339
EPR Properties	1,872	121,792
Equity Commonwealth	4,176	110,038
Equity Lifestyle Properties Inc.	2,472	135,293
Equity One Inc.	2,040	55,570
Equity Residential	11,592	899,655
Essex Property Trust Inc.	2,072	468,376
Excel Trust Inc.	1,896	26,620
Extra Space Storage Inc.	3,528	232,848
Federal Realty Investment Trust	2,208	317,444
FelCor Lodging Trust Inc.	4,112	41,161
First Industrial Realty Trust Inc.	3,624	78,750
First Potomac Realty Trust	1,896	24,269
Forest City Enterprises Inc. Class Ab	4,888	119,756
Franklin Street Properties Corp.	2,936	37,816
General Growth Properties Inc.	16,392	494,711
Getty Realty Corp.	864	16,010
Government Properties Income Trust	2,276	51,893
HCP Inc.	14,896	704,432
Health Care REIT Inc.[a]	10,656	873,259
Healthcare Realty Trust Inc.	3,144	94,603
Healthcare Trust of America Inc. Class A	4,008	118,076
Hersha Hospitality Trust	5,648	37,729
Highwoods Properties Inc.[a]	2,976	139,872
Home Properties Inc.	1,840	129,720
Hospitality Properties Trust[a]	4,848	157,996
Host Hotels & Resorts Inc.	24,592	562,911
Hudson Pacific Properties Inc.	2,078	67,223
Inland Real Estate Corp.	2,824	32,137
Investors Real Estate Trust	3,784	31,218
Kilroy Realty Corp.	2,752	204,061
Kimco Realty Corp.	13,320	368,298
Kite Realty Group Trust	2,648	80,923
LaSalle Hotel Properties[a]	3,368	136,269
Lexington Realty Trust	7,504	85,621
Liberty Property Trust	4,784	192,795
LTC Properties Inc.	1,112	52,175
Macerich Co. (The)	5,138	441,919
Mack-Cali Realty Corp.	2,952	57,594
Mid-America Apartment Communities Inc.	2,440	193,541
National Health Investors Inc.	1,096	81,937
National Retail Properties Inc.[a]	4,232	181,299
New York REIT Inc.	5,376	56,072
Omega Healthcare Investors Inc.	4,128	181,054
Paramount Group Inc.[b]	4,640	89,784
Parkway Properties Inc.	2,608	47,726
Pebblebrook Hotel Trust	2,296	106,626
Pennsylvania Real Estate Investment Trust[a]	2,104	50,349
Physicians Realty Trust	2,092	36,903
Piedmont Office Realty Trust Inc. Class A	4,976	97,181
Post Properties Inc.	1,752	106,434
Prologis Inc.	16,200	731,268
PS Business Parks Inc.	656	55,176
Public Storage	4,720	947,965
Ramco-Gershenson Properties Trust	2,528	49,473
Realty Income Corp.	7,216	391,901
Regency Centers Corp.	3,032	207,874
Retail Opportunity Investments Corp.	2,984	52,727

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICA REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

Retail Properties of America Inc. Class A	7,680	$135,859
RLJ Lodging Trust	4,280	145,820
Rouse Properties Inc.	1,224	22,754
Ryman Hospitality Properties Inc.	1,552	85,205
Sabra Health Care REIT Inc.	1,783	58,304
Saul Centers Inc.	448	25,576
Select Income REIT[a]	1,248	31,038
Senior Housing Properties Trust	6,608	153,900
Silver Bay Realty Trust Corp.	1,144	17,824
Simon Property Group Inc.	10,224	2,031,100
SL Green Realty Corp.	3,136	395,136
Sovran Self Storage Inc.	1,104	104,604
Spirit Realty Capital Inc.	12,432	159,876
STAG Industrial Inc.	2,110	55,282
Strategic Hotels & Resorts Inc.[b]	8,728	117,130
Summit Hotel Properties Inc.	2,720	34,870
Sun Communities Inc.	1,496	101,324
Sunstone Hotel Investors Inc.	6,725	114,661
Tanger Factory Outlet Centers Inc.	3,112	122,457
Taubman Centers Inc.	2,064	169,145
UDR Inc.	8,280	275,393
Universal Health Realty Income Trust	391	21,008
Urban Edge Properties[b]	2,728	64,763
Urstadt Biddle Properties Inc. Class A	845	19,857
Ventas Inc.	10,466	835,291
Vornado Realty Trust	5,456	602,561
Washington Real Estate Investment Trust	2,144	61,554
Weingarten Realty Investors	3,568	133,729
Winthrop Realty Trust	1,032	16,512
WP Carey Inc.	2,872	206,238
WP GLIMCHER Inc.	5,959	105,355

		23,064,461

TOTAL COMMON STOCKS
(Cost: $19,963,529)		24,374,864

SHORT-TERM INVESTMENTS — 4.81%

MONEY MARKET FUNDS — 4.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	1,100,816	1,100,816
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	66,220	66,220

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,522	$6,522

		1,173,558

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,173,558)		1,173,558

TOTAL INVESTMENTS IN SECURITIES — 104.69%
(Cost: $21,137,087)		25,548,422
Other Assets, Less Liabilities — (4.69)%		(1,143,851)

NET ASSETS — 100.00%		$24,404,571

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

79

Schedule of Investments  (Unaudited)

iSHARES® REAL ESTATE 50 ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

DIVERSIFIED REITS — 4.35%
American Realty Capital Properties Inc.	127,435	$1,180,685
Duke Realty Corp.	47,026	1,026,578
Liberty Property Trust[a]	20,375	821,113
WP Carey Inc.	12,124	870,624

		3,899,000
HEALTH CARE REITS — 11.75%
HCP Inc.	62,962	2,977,473
Health Care REIT Inc.	45,027	3,689,963
Senior Housing Properties Trust	27,937	650,653
Ventas Inc.	40,361	3,221,211

		10,539,300
HOTEL & RESORT REITS — 3.40%
Hospitality Properties Trust	20,511	668,453
Host Hotels & Resorts Inc.	103,973	2,379,942

		3,048,395
INDUSTRIAL REITS — 3.44%
Prologis Inc.	68,482	3,091,278

		3,091,278
MORTGAGE REITS — 4.92%
American Capital Agency Corp.	49,094	1,057,976
Annaly Capital Management Inc.	130,476	1,377,826
NorthStar Realty Finance Corp.	39,260	742,407
Starwood Property Trust Inc.	30,558	731,253
Two Harbors Investment Corp.	48,651	502,078

		4,411,540
OFFICE REITS — 12.22%
Alexandria Real Estate Equities Inc.	9,848	960,377
BioMed Realty Trust Inc.	27,321	667,998
Boston Properties Inc.	20,845	2,893,286
Digital Realty Trust Inc.	18,642	1,359,748
Kilroy Realty Corp.	11,600	860,140
SL Green Realty Corp.	13,287	1,674,162
Vornado Realty Trust	23,030	2,543,433

		10,959,144
RESIDENTIAL REITS — 14.76%
American Campus Communities Inc.	14,483	636,673
Apartment Investment and Management Co. Class A	20,080	800,389
AvalonBay Communities Inc.	18,025	3,118,145
Camden Property Trust	11,913	917,896
Equity Residential	48,969	3,800,484
Essex Property Trust Inc.	8,735	1,974,547
Mid-America Apartment Communities Inc.[a]	10,381	823,421

Security	Shares	Value

UDR Inc.	35,167	$1,169,654

		13,241,209
RETAIL REITS — 23.87%
Brixmor Property Group Inc.	20,906	566,553
DDR Corp.	42,122	825,591
Federal Realty Investment Trust	9,327	1,340,943
General Growth Properties Inc.	69,291	2,091,202
Kimco Realty Corp.[a]	56,478	1,561,617
Macerich Co. (The)	21,739	1,869,771
National Retail Properties Inc.[a]	17,997	770,991
Realty Income Corp.[a]	30,487	1,655,749
Regency Centers Corp.	12,860	881,682
Simon Property Group Inc.	43,203	8,582,708
Taubman Centers Inc.	8,464	693,625
Weingarten Realty Investors[a]	15,248	571,495

		21,411,927
SPECIALIZED REITS — 21.10%
American Tower Corp.	54,530	5,286,683
Crown Castle International Corp.	45,904	3,971,155
Extra Space Storage Inc.[a]	15,006	990,396
Iron Mountain Inc.	25,408	1,012,255
Plum Creek Timber Co. Inc.	24,382	1,085,487
Public Storage	19,942	4,005,151
Weyerhaeuser Co.	71,972	2,580,196

		18,931,323

TOTAL COMMON STOCKS (Cost: $70,974,944)		89,533,116

SHORT-TERM INVESTMENTS — 5.11%

MONEY MARKET FUNDS — 5.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	4,172,992	4,172,992
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	251,026	251,026
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	160,154	160,154

		4,584,172

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,584,172)		4,584,172

TOTAL INVESTMENTS IN SECURITIES — 104.92% (Cost: $75,559,116)		94,117,288
Other Assets, Less Liabilities — (4.92)%		(4,409,878)

NET ASSETS — 100.00%		$89,707,410

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® REAL ESTATE 50 ETF

January 31, 2015

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

81

Schedule of Investments  (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.88%

HEALTH CARE REITS — 35.04%
Aviv REIT Inc.	51,714	$2,033,912
HCP Inc.	323,459	15,296,376
Health Care REIT Inc.	391,958	32,120,959
Healthcare Realty Trust Inc.	173,808	5,229,883
Healthcare Trust of America Inc. Class A	216,414	6,375,556
LTC Properties Inc.	65,688	3,082,081
Medical Properties Trust Inc.	367,577	5,649,658
National Health Investors Inc.	61,028	4,562,453
New Senior Investment Group Inc.[a]	110,433	1,826,562
Omega Healthcare Investors Inc.[a]	218,265	9,573,103
Physicians Realty Trust	124,714	2,199,955
Sabra Health Care REIT Inc.	101,151	3,307,638
Senior Housing Properties Trust	339,492	7,906,769
Universal Health Realty Income Trust	17,633	947,421
Ventas Inc.	242,188	19,329,024

		119,441,350
RESIDENTIAL REITS — 47.35%
American Campus Communities Inc.	180,722	7,944,539
Apartment Investment and Management Co. Class A	248,466	9,903,855
Associated Estates Realty Corp.[a]	110,379	2,749,541
AvalonBay Communities Inc.[a]	156,394	27,054,598
Camden Property Trust	146,802	11,311,094
Campus Crest Communities Inc.	103,014	709,766
Education Realty Trust Inc.[a]	63,874	2,210,040
Equity Lifestyle Properties Inc.	132,352	7,243,625
Equity Residential[a]	422,363	32,779,592
Essex Property Trust Inc.	70,851	16,015,869
Home Properties Inc.	98,881	6,971,110
Mid-America Apartment Communities Inc.	128,101	10,160,971
Post Properties Inc.	95,234	5,785,466
Sun Communities Inc.[a]	81,538	5,522,569
UDR Inc.	429,284	14,277,986
UMH Properties Inc.	76,104	732,882

		161,373,503
SPECIALIZED REITS — 17.49%
CubeSmart	283,580	6,987,411
Extra Space Storage Inc.[a]	184,325	12,165,450
Public Storage	173,295	34,804,568
Sovran Self Storage Inc.	59,731	5,659,512

		59,616,941

TOTAL COMMON STOCKS (Cost: $275,477,733)		340,431,794

SHORT-TERM INVESTMENTS — 6.61%

MONEY MARKET FUNDS — 6.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,c,d]	20,454,501	20,454,501

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	1,230,439	$1,230,439
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	830,386	830,386

		22,515,326

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,515,326)		22,515,326

TOTAL INVESTMENTS IN SECURITIES — 106.49% (Cost: $297,993,059)		362,947,120
Other Assets, Less Liabilities — (6.49)%		(22,112,459)

NET ASSETS — 100.00%		$340,834,661

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

82

Schedule of Investments  (Unaudited)

iSHARES® SELECT DIVIDEND ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 8.70%
General Dynamics Corp.	2,083,507	$277,543,966
Honeywell International Inc.	1,738,452	169,951,068
Lockheed Martin Corp.	3,227,082	607,885,436
Northrop Grumman Corp.	1,893,361	297,163,009

		1,352,543,479
BEVERAGES — 0.62%
Coca-Cola Co. (The)	2,333,635	96,075,753

		96,075,753
BIOTECHNOLOGY — 0.29%
PDL BioPharma Inc.	6,164,376	44,938,301

		44,938,301
CAPITAL MARKETS — 0.66%
Federated Investors Inc. Class B	3,258,113	102,988,952

		102,988,952
CHEMICALS — 1.02%
Olin Corp.	2,438,119	61,123,643
RPM International Inc.	2,028,801	97,098,416

		158,222,059
COMMERCIAL BANKS — 3.49%
Bank of Hawaii Corp.[a]	2,653,980	149,843,711
BB&T Corp.	2,211,164	78,031,978
F.N.B. Corp.	3,384,963	40,619,556
First Niagara Financial Group Inc.	2,512,164	20,398,772
FirstMerit Corp.	2,443,608	40,038,517
Trustmark Corp.	2,968,655	63,410,471
United Bankshares Inc./WV	3,439,356	116,284,626
Valley National Bancorp	3,770,902	34,239,790

		542,867,421
COMMERCIAL SERVICES & SUPPLIES — 3.21%
Deluxe Corp.	1,706,514	110,803,954
Pitney Bowes Inc.	2,838,043	68,056,271
R.R. Donnelley & Sons Co.	4,559,055	75,087,636
Republic Services Inc.	2,563,832	101,732,854
Waste Management Inc.	2,786,632	143,316,484

		498,997,199
COMPUTERS & PERIPHERALS — 1.05%
Seagate Technology PLC	2,897,332	163,525,418

		163,525,418
CONTAINERS & PACKAGING — 2.18%
Avery Dennison Corp.	2,014,806	105,313,910

Security	Shares	Value

MeadWestvaco Corp.	2,390,239	$120,181,217
Sonoco Products Co.	2,574,150	113,777,430

		339,272,557
DISTRIBUTORS — 1.31%
Genuine Parts Co.	2,198,654	204,342,903

		204,342,903
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.34%
AT&T Inc.	4,428,431	145,783,948
CenturyLink Inc.	5,870,070	218,190,502

		363,974,450
ELECTRIC UTILITIES — 16.47%
American Electric Power Co. Inc.	3,645,923	229,000,424
Cleco Corp.	2,685,341	145,975,137
Edison International	2,492,221	169,844,861
Entergy Corp.	4,550,608	398,223,706
Exelon Corp.	3,698,127	133,280,497
FirstEnergy Corp.	5,714,270	230,456,509
IDACORP Inc.[a]	2,841,473	192,964,432
NextEra Energy Inc.	2,673,005	291,999,066
Northeast Utilities	2,996,715	166,557,420
OGE Energy Corp.	2,073,606	72,949,459
Pinnacle West Capital Corp.	3,604,535	252,966,266
PPL Corp.	4,188,822	148,703,181
Xcel Energy Inc.	3,390,487	127,244,977

		2,560,165,935
ELECTRICAL EQUIPMENT — 1.60%
Eaton Corp. PLC	1,978,148	124,801,357
Emerson Electric Co.	2,164,519	123,247,712

		248,049,069
ENERGY EQUIPMENT & SERVICES — 1.25%
Ensco PLC Class A	4,328,877	121,381,711
Nobel Corp. PLC	4,459,800	72,337,956

		193,719,667
FOOD & STAPLES RETAILING — 0.66%
Sysco Corp.	2,623,667	102,769,036

		102,769,036
FOOD PRODUCTS — 1.60%
Campbell Soup Co.	2,566,272	117,381,281
General Mills Inc.	2,509,923	131,720,759

		249,102,040
GAS UTILITIES — 3.03%
AGL Resources Inc.	3,473,550	195,838,749
New Jersey Resources Corp.[a]	3,215,480	205,404,863
Questar Corp.	2,713,734	70,421,397

		471,665,009

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2015

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 3.10%
Darden Restaurants Inc.	3,567,487	$218,972,352
McDonald’s Corp.	2,838,162	262,359,695

		481,332,047
HOUSEHOLD DURABLES — 2.96%
Garmin Ltd.	3,118,443	163,281,676
Leggett & Platt Inc.	3,462,906	147,623,683
Tupperware Brands Corp.	2,197,735	148,588,863

		459,494,222
HOUSEHOLD PRODUCTS — 3.50%
Clorox Co. (The)	2,504,932	267,301,294
Kimberly-Clark Corp.	2,565,260	276,945,469

		544,246,763
INDUSTRIAL CONGLOMERATES — 0.37%
General Electric Co.	2,385,758	56,995,759

		56,995,759
INSURANCE — 3.34%
Arthur J. Gallagher & Co.	2,544,138	113,036,051
Cincinnati Financial Corp.	2,730,735	137,929,425
Mercury General Corp.[a]	3,780,855	216,075,863
Old Republic International Corp.	3,694,513	51,870,963

		518,912,302
LEISURE EQUIPMENT & PRODUCTS — 0.46%
Mattel Inc.	2,642,676	71,087,984

		71,087,984
MEDIA — 1.54%
Cinemark Holdings Inc.	2,559,545	95,138,288
Meredith Corp.[a]	2,760,881	143,731,465

		238,869,753
METALS & MINING — 0.27%
Cliffs Natural Resources Inc.[b]	2,110,598	13,550,039
Commercial Metals Co.	2,064,650	27,707,603

		41,257,642
MULTI-UTILITIES — 18.16%
Alliant Energy Corp.	3,107,171	213,183,002
Avista Corp.[a]	3,789,711	140,711,969
Black Hills Corp.[a]	2,554,655	128,141,495
CenterPoint Energy Inc.	3,029,374	69,948,246
CMS Energy Corp.	3,281,894	123,825,861
Dominion Resources Inc.	2,968,760	228,267,956
DTE Energy Co.	3,311,863	296,941,637
Integrys Energy Group Inc.[a]	4,290,622	347,969,444
NiSource Inc.	2,713,300	117,377,358
PG&E Corp.	3,772,862	221,882,014
Public Service Enterprise Group Inc.	3,773,010	161,032,067

Security	Shares	Value

SCANA Corp.	3,659,754	$233,382,513
Sempra Energy	2,421,241	270,985,293
TECO Energy Inc.	4,360,647	93,012,600
Wisconsin Energy Corp.	3,148,603	175,597,589

		2,822,259,044
OIL, GAS & CONSUMABLE FUELS — 5.11%
Chevron Corp.	2,733,286	280,243,814
ConocoPhillips	3,333,398	209,937,406
HollyFrontier Corp.	5,816,896	208,942,904
ONEOK Inc.	2,180,103	95,989,935

		795,114,059
PAPER & FOREST PRODUCTS — 0.88%
Domtar Corp.[a]	3,573,047	136,847,700

		136,847,700
PHARMACEUTICALS — 4.07%
Bristol-Myers Squibb Co.	2,308,804	139,151,617
Eli Lilly and Co.	3,272,728	235,636,416
Merck & Co. Inc.	2,933,598	176,837,287
Pfizer Inc.	2,610,822	81,588,188

		633,213,508
SEMICONDUCTORS & SEMICONDUCTR EQUIPMENT — 0.65%
Intel Corp.	3,081,020	101,796,901

		101,796,901
SPECIALTY RETAIL — 0.28%
Staples Inc.	2,525,790	43,064,720

		43,064,720
THRIFTS & MORTGAGE FINANCE — 0.85%
New York Community Bancorp Inc.	5,174,336	79,943,491
People’s United Financial Inc.	3,690,789	51,929,401

		131,872,892
TOBACCO — 4.87%
Altria Group Inc.	4,253,657	225,869,187
Lorillard Inc.	3,629,549	238,134,710
Philip Morris International Inc.	3,651,035	292,959,048

		756,962,945

TOTAL COMMON STOCKS (Cost: $11,910,025,087)		15,526,547,489

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[a,c,d]	11,659,359	11,659,359

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[a,c,d]	701,368	$701,368
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	46,243,303	46,243,303

		58,604,030

TOTAL SHORT-TERM INVESTMENTS (Cost: $58,604,030)		58,604,030

TOTAL INVESTMENTS IN SECURITIES — 100.27% (Cost: $11,968,629,117)		15,585,151,519
Other Assets, Less Liabilities — (0.27)%		(41,464,487)

NET ASSETS — 100.00%		$15,543,687,032

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of January 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	160	Mar. 2015	Chicago Mercantile	$15,907,200	$(248,744)

See accompanying notes to schedules of investments.

85

Schedule of Investments  (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.95%

AIR FREIGHT & LOGISTICS — 27.97%
C.H. Robinson Worldwide Inc.	1,332,946	$94,932,413
Expeditors International of Washington Inc.	1,733,879	75,735,835
FedEx Corp.	1,409,960	238,438,336
United Parcel Service Inc. Class B	1,443,144	142,640,353

		551,746,937
AIRLINES — 17.40%
Alaska Air Group Inc.	1,397,908	94,876,016
Delta Air Lines Inc.	1,401,043	66,283,344
JetBlue Airways Corp.[a,b]	1,418,136	23,810,503
Southwest Airlines Co.	1,391,761	62,879,762
United Continental Holdings Inc.[b]	1,373,758	95,297,593

		343,147,218
MARINE — 7.15%
Kirby Corp.[b]	1,287,145	93,305,141
Matson Inc.	1,376,875	47,846,406

		141,151,547
ROAD & RAIL — 47.43%
Avis Budget Group Inc.[a,b]	1,407,602	80,669,671
Con-way Inc.	1,513,539	62,009,693
CSX Corp.	1,418,680	47,242,044
J.B. Hunt Transport Services Inc.	1,207,810	96,153,754
Kansas City Southern	1,397,267	153,825,124
Landstar System Inc.	1,370,260	87,806,261
Norfolk Southern Corp.	1,405,255	143,293,852
Ryder System Inc.	1,216,116	100,682,244
Union Pacific Corp.	1,398,496	163,917,716

		935,600,359

TOTAL COMMON STOCKS
(Cost: $1,978,221,953)		1,971,646,061

SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	13,952,798	13,952,798
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	839,330	839,330

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,032,062	$2,032,062

		16,824,190

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,824,190)		16,824,190

TOTAL INVESTMENTS IN SECURITIES — 100.80%
(Cost: $1,995,046,143)		1,988,470,251
Other Assets, Less Liabilities — (0.80)%		(15,871,715)

NET ASSETS — 100.00%		$1,972,598,536

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

86

Schedule of Investments  (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 94.58%
AAR Corp.	167,295	$4,794,675
AeroVironment Inc.[a,b]	127,719	3,268,329
Alliant Techsystems Inc.	72,934	9,504,030
Astronics Corp.	93,028	5,180,729
B/E Aerospace Inc.[a,b]	182,122	10,623,176
Boeing Co. (The)	253,217	36,810,155
Cubic Corp.	90,531	4,733,866
Curtiss-Wright Corp.	110,509	7,352,164
DigitalGlobe Inc.[a,b]	234,865	6,315,520
Engility Holdings Inc.	95,594	3,814,201
Esterline Technologies Corp.	69,036	7,738,245
Exelis Inc.	445,380	7,620,452
GenCorp Inc.	280,845	4,718,196
General Dynamics Corp.	170,191	22,671,143
HEICO Corp.	137,713	8,356,425
Hexcel Corp.[a]	201,632	8,918,183
Huntington Ingalls Industries Inc.	88,401	10,307,557
KLX Inc.	149,532	5,878,103
L-3 Communications Holdings Inc.	103,591	12,754,124
Lockheed Martin Corp.	135,189	25,465,552
Moog Inc. Class A	102,248	7,188,034
Northrop Grumman Corp.	138,267	21,701,006
Orbital Sciences Corp.	221,355	6,217,862
Precision Castparts Corp.	90,288	18,066,629
Raytheon Co.	197,838	19,793,692
Rockwell Collins Inc.	156,121	13,367,080
Spirit AeroSystems Holdings Inc. Class A	224,531	10,112,876
Taser International Inc.[a,b]	216,238	5,840,588
Teledyne Technologies Inc.	78,647	7,474,611
Textron Inc.	323,099	13,751,093
TransDigm Group Inc.	63,249	12,999,567
Triumph Group Inc.	115,365	6,582,727
United Technologies Corp. Class B	297,340	34,128,685

		384,049,275
AIRPORT SERVICES — 0.94%
Wesco Aircraft Holdings Inc.[a,b]	292,512	3,814,356

		3,814,356
INDUSTRIAL MACHINERY — 1.20%
RBC Bearings Inc.	83,642	4,854,582

		4,854,582
IT CONSULTING & OTHER SERVICES — 1.05%
ManTech International Corp. Class A	130,868	4,257,136

		4,257,136
LEISURE PRODUCTS — 2.14%
Smith & Wesson Holding Corp.[a,b]	352,668	4,337,816

Security	Shares	Value

Sturm Ruger & Co. Inc.[a]	107,551	$4,345,061

		8,682,877

TOTAL COMMON STOCKS
(Cost: $381,921,934)		405,658,226

SHORT-TERM INVESTMENTS — 6.70%

MONEY MARKET FUNDS — 6.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	25,472,691	25,472,691
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,532,308	1,532,308
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	214,769	214,769

		27,219,768

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,219,768)		27,219,768

TOTAL INVESTMENTS IN SECURITIES — 106.61%
(Cost: $409,141,702)		432,877,994
Other Assets, Less Liabilities — (6.61)%		(26,838,194)

NET ASSETS — 100.00%		$406,039,800

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

87

Schedule of Investments  (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.94%

CHEMICALS — 78.23%
Air Products and Chemicals Inc.	169,362	$24,660,801
Airgas Inc.	59,192	6,667,387
Albemarle Corp.	99,061	4,780,684
Ashland Inc.	56,204	6,661,298
Axiall Corp.	61,687	2,729,650
Cabot Corp.	56,283	2,386,962
Celanese Corp. Series A	135,284	7,272,868
CF Industries Holdings Inc.	43,786	13,371,369
Chemtura Corp.[a,b]	64,828	1,412,602
Cytec Industries Inc.	63,342	3,039,782
Dow Chemical Co. (The)	975,433	44,050,554
E.I. du Pont de Nemours and Co.	797,659	56,801,297
Eastman Chemical Co.	130,784	9,271,278
Ecolab Inc.	237,834	24,680,034
FMC Corp.	117,340	6,747,050
H.B. Fuller Co.	44,222	1,819,735
Huntsman Corp.	178,706	3,924,384
International Flavors & Fragrances Inc.	71,302	7,565,855
LyondellBasell Industries NV Class A	365,893	28,938,477
Minerals Technologies Inc.	30,315	1,980,479
Monsanto Co.	426,220	50,285,436
Mosaic Co. (The)	277,904	13,531,146
NewMarket Corp.	9,401	4,227,348
Olin Corp.	68,810	1,725,067
Platform Specialty Products Corp.[a,b]	106,339	2,233,119
PolyOne Corp.	80,237	2,855,635
PPG Industries Inc.	120,842	26,933,265
Praxair Inc.	256,544	30,936,641
RPM International Inc.	117,573	5,627,044
Sensient Technologies Corp.	42,335	2,582,435
Sigma-Aldrich Corp.	104,873	14,422,135
W.R. Grace & Co.[a]	65,015	5,635,500
Westlake Chemical Corp.	36,240	2,076,914

		421,834,231
ELECTRICAL EQUIPMENT — 0.33%
Polypore International Inc.[a]	39,264	1,755,886

		1,755,886
METALS & MINING — 15.30%
Alcoa Inc.	1,037,963	16,244,121
Allegheny Technologies Inc.	95,523	2,725,271
Carpenter Technology Corp.	46,769	1,774,416
Cliffs Natural Resources Inc.[b]	134,896	866,032
Commercial Metals Co.	104,026	1,396,029
Compass Minerals International Inc.	29,511	2,579,261
Freeport-McMoRan Inc.	914,937	15,380,091
Newmont Mining Corp.	439,203	11,045,956
Nucor Corp.	280,882	12,260,499
Reliance Steel & Aluminum Co.	68,860	3,606,198
Royal Gold Inc.	57,473	4,164,494
Steel Dynamics Inc.	212,001	3,612,497
Stillwater Mining Co.[a,b]	105,646	1,444,181
TimkenSteel Corp.	33,670	909,090

Security	Shares	Value

United States Steel Corp.	127,855	$3,124,776
Worthington Industries Inc.	44,584	1,334,399

		82,467,311
OIL, GAS & CONSUMABLE FUELS — 1.36%
CONSOL Energy Inc.	202,723	5,868,831
Peabody Energy Corp.[b]	238,759	1,487,468

		7,356,299
PAPER & FOREST PRODUCTS — 4.72%
Domtar Corp.	56,649	2,169,657
International Paper Co.	372,986	19,641,443
KapStone Paper and Packaging Corp.	74,238	2,217,489
Resolute Forest Products Inc.[a]	83,255	1,415,335

		25,443,924

TOTAL COMMON STOCKS (Cost: $666,300,660)		538,857,651

SHORT-TERM INVESTMENTS — 1.11%

MONEY MARKET FUNDS — 1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	4,696,482	4,696,482
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	282,517	282,517
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,010,081	1,010,081

		5,989,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,989,080)		5,989,080

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $672,289,740)		544,846,731
Other Assets, Less Liabilities — (1.05)%		(5,654,005)

NET ASSETS — 100.00%		$539,192,726

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

88

Schedule of Investments  (Unaudited)

iSHARES® U.S. BROKER-DEALERS ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

INVESTMENT BANKING & BROKERAGE — 71.56%
BGC Partners Inc. Class A	925,196	$7,244,285
Charles Schwab Corp. (The)	662,681	17,216,452
E*TRADE Financial Corp.[a,b]	532,798	12,280,994
Evercore Partners Inc. Class A	166,614	7,975,812
FXCM Inc. Class Ab	411,653	905,637
Goldman Sachs Group Inc. (The)	128,536	22,160,892
Greenhill & Co. Inc.	178,246	6,573,713
Interactive Brokers Group Inc. Class A	295,729	9,058,179
Investment Technology Group Inc.[a]	331,811	6,885,078
KCG Holdings Inc. Class Aa	608,149	7,437,662
LPL Financial Holdings Inc.	230,582	9,488,449
Morgan Stanley	605,289	20,464,821
Piper Jaffray Companies Inc.[a]	124,470	6,354,194
Raymond James Financial Inc.	224,326	11,804,034
RCS Capital Corp. Class Ab	482,594	4,550,861
Stifel Financial Corp.[a,b]	204,437	9,639,205
TD Ameritrade Holding Corp.	384,080	12,440,351

		172,480,619
SPECIALIZED FINANCE — 28.37%
CBOE Holdings Inc.	184,454	11,891,749
CME Group Inc./IL	208,630	17,796,139
Intercontinental Exchange Inc.	80,648	16,591,713
MarketAxess Holdings Inc.	137,940	10,479,302
NASDAQ OMX Group Inc. (The)	255,040	11,629,824

		68,388,727

TOTAL COMMON STOCKS (Cost: $239,970,843)		240,869,346

SHORT-TERM INVESTMENTS — 5.12%

MONEY MARKET FUNDS — 5.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	11,430,252	11,430,252
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	687,586	687,586

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	221,973	$221,973

		12,339,811

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,339,811)		12,339,811

TOTAL INVESTMENTS IN SECURITIES — 105.05% (Cost: $252,310,654)		253,209,157
Other Assets, Less Liabilities — (5.05)%		(12,165,275)

NET ASSETS — 100.00%		$241,043,882

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.75%

AUTO COMPONENTS — 5.69%
Autoliv Inc.	24,833	$2,633,788
BorgWarner Inc.	62,328	3,366,335
Cooper Tire & Rubber Co.	14,991	521,537
Dana Holding Corp.	46,325	966,803
Delphi Automotive PLC	81,143	5,576,958
Gentex Corp.	80,030	1,335,701
Goodyear Tire & Rubber Co. (The)	75,360	1,826,726
Johnson Controls Inc.	182,583	8,484,632
Lear Corp.	21,683	2,175,889
Tenneco Inc.[a]	16,690	858,200
TRW Automotive Holdings Corp.[a]	30,329	3,129,043
Visteon Corp.[a]	12,165	1,179,397

		32,055,009
AUTOMOBILES — 6.62%
Ford Motor Co.	1,054,846	15,516,785
General Motors Co.	369,899	12,066,105
Harley-Davidson Inc.	58,720	3,623,024
Tesla Motors Inc.[a,b]	26,456	5,386,442
Thor Industries Inc.	12,672	714,067

		37,306,423
BEVERAGES — 18.88%
Brown-Forman Corp. Class B NVS	42,877	3,810,479
Coca-Cola Co. (The)	1,080,467	44,482,826
Coca-Cola Enterprises Inc.	60,999	2,568,058
Constellation Brands Inc. Class Aa	45,988	5,079,375
Dr Pepper Snapple Group Inc.	53,283	4,117,178
Molson Coors Brewing Co. Class B NVS	43,688	3,317,230
Monster Beverage Corp.[a]	39,513	4,621,045
PepsiCo Inc.	410,194	38,467,993

		106,464,184
CHEMICALS — 0.14%
Scotts Miracle-Gro Co. (The) Class A	12,217	774,924

		774,924
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Herman Miller Inc.	16,379	475,810
HNI Corp.	12,151	598,437

		1,074,247
DISTRIBUTORS — 1.20%
Genuine Parts Co.	41,891	3,893,349
LKQ Corp.[a]	83,149	2,146,076
Pool Corp.	11,880	739,055

		6,778,480

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.35%
Leucadia National Corp.	86,940	$1,970,930

		1,970,930
FOOD PRODUCTS — 16.26%
Archer-Daniels-Midland Co.	176,446	8,227,677
B&G Foods Inc. Class A	14,622	436,320
Bunge Ltd.[b]	39,761	3,559,802
Campbell Soup Co.	49,166	2,248,853
ConAgra Foods Inc.	116,432	4,125,186
Darling Ingredients Inc.[a,b]	45,236	768,107
Dean Foods Co.	25,793	467,369
Flowers Foods Inc.	50,779	993,237
General Mills Inc.	165,474	8,684,076
Hain Celestial Group Inc. (The)[a,b]	27,603	1,456,610
Hershey Co. (The)	40,554	4,145,024
Hormel Foods Corp.	36,758	1,882,745
Ingredion Inc.	19,655	1,584,979
J.M. Smucker Co. (The)	27,922	2,880,154
Kellogg Co.	69,084	4,530,529
Keurig Green Mountain Inc.	33,298	4,081,003
Kraft Foods Group Inc.	161,383	10,544,765
Lancaster Colony Corp.	5,294	476,089
McCormick & Co. Inc. NVS	35,425	2,528,991
Mead Johnson Nutrition Co. Class A	55,373	5,453,687
Mondelez International Inc. Class A	460,429	16,225,518
Post Holdings Inc.[a]	12,238	578,246
TreeHouse Foods Inc.[a,b]	11,621	1,054,025
Tyson Foods Inc. Class A	80,337	3,136,357
WhiteWave Foods Co. (The) Class Aa	47,693	1,572,438

		91,641,787
HOUSEHOLD DURABLES — 4.92%
D.R. Horton Inc.	91,040	2,232,301
Harman International Industries Inc.	18,748	2,430,303
Jarden Corp.[a]	49,093	2,357,446
Leggett & Platt Inc.	37,639	1,604,550
Lennar Corp. Class A	49,001	2,200,635
Mohawk Industries Inc.[a]	16,992	2,804,359
Newell Rubbermaid Inc.	74,346	2,741,137
NVR Inc.[a]	1,064	1,334,501
PulteGroup Inc.	91,283	1,879,517
Ryland Group Inc. (The)	12,613	506,412
Tempur Sealy International Inc.[a,b]	16,630	915,149
Toll Brothers Inc.[a]	44,464	1,539,344
Tupperware Brands Corp.	13,841	935,790
Whirlpool Corp.	21,342	4,248,765

		27,730,209
HOUSEHOLD PRODUCTS — 17.43%
Church & Dwight Co. Inc.	36,687	2,968,712
Clorox Co. (The)	35,469	3,784,897
Colgate-Palmolive Co.	234,804	15,853,966
Energizer Holdings Inc.	17,043	2,181,674
Kimberly-Clark Corp.	102,082	11,020,773
Procter & Gamble Co. (The)	740,605	62,425,596

		98,235,618

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2015

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 1.42%
Brunswick Corp.	25,431	$1,380,395
Hasbro Inc.	30,947	1,699,609
Mattel Inc.	92,912	2,499,333
Polaris Industries Inc.	16,761	2,423,473

		8,002,810
MACHINERY — 1.60%
Middleby Corp. (The)[a]	15,684	1,490,294
Snap-on Inc.	15,947	2,116,326
Stanley Black & Decker Inc.	42,935	4,020,863
WABCO Holdings Inc.[a]	14,983	1,425,932

		9,053,415
PERSONAL PRODUCTS — 1.15%
Avon Products Inc.	118,820	919,666
Estee Lauder Companies Inc. (The) Class A	61,383	4,333,026
Herbalife Ltd.[b]	18,575	566,166
Nu Skin Enterprises Inc. Class A	16,206	664,122

		6,482,980
SOFTWARE — 1.51%
Activision Blizzard Inc.	136,068	2,843,141
Electronic Arts Inc.[a]	85,212	4,674,730
Take-Two Interactive Software Inc.[a]	23,082	685,997
TiVo Inc.[a]	28,111	294,041

		8,497,909
TEXTILES, APPAREL & LUXURY GOODS — 9.06%
Carter’s Inc.	14,531	1,184,131
Coach Inc.	75,580	2,810,820
Deckers Outdoor Corp.[a,b]	9,477	625,956
Fossil Group Inc.[a,b]	12,351	1,207,928
Hanesbrands Inc.	27,392	3,050,921
Iconix Brand Group Inc.[a,b]	13,203	438,868
Kate Spade & Co.[a]	34,756	1,095,857
Lululemon Athletica Inc.[a,b]	28,588	1,893,669
Michael Kors Holdings Ltd.[a]	56,432	3,994,821
Nike Inc. Class B	191,256	17,643,366
PVH Corp.	22,600	2,491,876
Ralph Lauren Corp.	16,594	2,769,373
SKECHERS U.S.A. Inc. Class Aa,b	11,254	679,179
Steven Madden Ltd.[a]	15,459	530,862
Under Armour Inc. Class Aa,b	45,707	3,294,560
VF Corp.	94,689	6,568,576
Wolverine World Wide Inc.	27,859	784,231

		51,064,994
TOBACCO — 13.33%
Altria Group Inc.	541,711	28,764,854
Lorillard Inc.	98,670	6,473,739
Philip Morris International Inc.	425,849	34,170,124

Security	Shares	Value

Reynolds American Inc.	84,450	$5,738,377

		75,147,094

TOTAL COMMON STOCKS
(Cost: $512,877,413)		562,281,013

SHORT-TERM INVESTMENTS — 2.80%

MONEY MARKET FUNDS — 2.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	14,254,123	14,254,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	857,455	857,455
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	691,329	691,329

		15,802,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,802,907)		15,802,907

TOTAL INVESTMENTS IN SECURITIES — 102.55%
(Cost: $528,680,320)		578,083,920
Other Assets, Less Liabilities — (2.55)%		(14,379,291)

NET ASSETS — 100.00%		$563,704,629

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

91

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

AIRLINES — 5.21%
Alaska Air Group Inc.	37,082	$2,516,755
American Airlines Group Inc.	202,145	9,921,277
Delta Air Lines Inc.	235,873	11,159,152
JetBlue Airways Corp.[a,b]	68,919	1,157,150
Southwest Airlines Co.	191,291	8,642,527
Spirit Airlines Inc.[a]	20,547	1,523,355
United Continental Holdings Inc.[a]	104,017	7,215,659

		42,135,875
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Copart Inc.[a]	31,958	1,169,663
KAR Auction Services Inc.	39,592	1,350,483
Rollins Inc.	18,023	595,660

		3,115,806
DIVERSIFIED CONSUMER SERVICES — 0.97%
Apollo Education Group Inc.[a]	27,162	686,112
DeVry Education Group Inc.	16,180	686,194
Graham Holdings Co. Class B	1,242	1,161,667
Grand Canyon Education Inc.[a]	13,157	576,540
H&R Block Inc.	77,559	2,658,723
Service Corp. International	58,368	1,320,868
Sotheby’s	17,280	735,264

		7,825,368
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.06%
Dolby Laboratories Inc. Class A	12,366	479,801

		479,801
FOOD & STAPLES RETAILING — 16.28%
Casey’s General Stores Inc.	10,871	992,522
Costco Wholesale Corp.	123,372	17,640,962
CVS Health Corp.	323,075	31,713,042
Kroger Co. (The)	138,404	9,556,796
Rite Aid Corp.[a]	257,584	1,797,937
Sprouts Farmers Market Inc.[a]	34,881	1,270,017
Sysco Corp.	165,686	6,489,921
United Natural Foods Inc.[a,b]	14,029	1,084,161
Wal-Mart Stores Inc.	445,097	37,824,343
Walgreens Boots Alliance Inc.	245,712	18,121,260
Whole Foods Market Inc.	101,390	5,281,912

		131,772,873
HEALTH CARE PROVIDERS & SERVICES — 3.83%
AmerisourceBergen Corp.	58,554	5,565,558
Cardinal Health Inc.	93,276	7,759,630
Chemed Corp.	4,836	489,113
McKesson Corp.	65,350	13,896,677
Omnicare Inc.	27,606	2,069,898

Security	Shares	Value

VCA Inc.[a]	23,717	$1,235,656

		31,016,532
HOTELS, RESTAURANTS & LEISURE — 13.81%
Brinker International Inc.	17,876	1,044,495
Buffalo Wild Wings Inc.[a,b]	5,316	947,949
Carnival Corp.	126,943	5,580,414
Cheesecake Factory Inc. (The)	12,958	680,425
Chipotle Mexican Grill Inc.[a,b]	8,741	6,204,711
Choice Hotels International Inc.	9,832	564,848
Cracker Barrel Old Country Store Inc.	6,725	904,580
Darden Restaurants Inc.	34,973	2,146,643
Domino’s Pizza Inc.	15,545	1,539,732
Dunkin’ Brands Group Inc.	29,568	1,398,862
Hilton Worldwide Holdings Inc.[a]	116,557	3,026,985
Hyatt Hotels Corp. Class Aa	16,205	911,693
International Game Technology	69,558	1,176,921
Jack in the Box Inc.	10,877	922,261
Las Vegas Sands Corp.	103,976	5,653,175
Life Time Fitness Inc.[a,b]	10,126	553,588
Marriott International Inc./MD Class A	59,898	4,462,401
Marriott Vacations Worldwide Corp.	8,029	614,219
McDonald’s Corp.	274,271	25,353,611
MGM Resorts International[a]	101,129	1,969,993
Norwegian Cruise Line Holdings Ltd.[a]	28,383	1,242,040
Panera Bread Co. Class Aa	7,203	1,237,908
Royal Caribbean Cruises Ltd.	47,070	3,556,139
Six Flags Entertainment Corp.	24,744	1,063,002
Starbucks Corp.	210,889	18,459,114
Starwood Hotels & Resorts Worldwide Inc.	50,331	3,622,322
Vail Resorts Inc.	10,211	896,117
Wendy’s Co. (The)	77,112	812,761
Wyndham Worldwide Corp.	34,742	2,911,032
Wynn Resorts Ltd.	22,831	3,377,847
Yum! Brands Inc.	123,298	8,911,980

		111,747,768
INTERNET & CATALOG RETAIL — 8.95%
Amazon.com Inc.[a]	106,998	37,934,001
Expedia Inc.	27,822	2,390,745
Groupon Inc.[a,b]	118,609	849,241
HSN Inc.	9,135	707,414
Liberty Interactive Corp. Series Aa	133,155	3,643,121
Liberty TripAdvisor Holdings Inc. Class Aa	19,518	467,261
Liberty Ventures Series Aa	38,732	1,446,640
Netflix Inc.[a,b]	16,980	7,501,764
Priceline Group Inc. (The)[a]	14,755	14,894,877
Shutterfly Inc.[a]	10,920	479,060
TripAdvisor Inc.[a]	31,435	2,106,459

		72,420,583
INTERNET SOFTWARE & SERVICES — 0.11%
Yelp Inc.[a,b]	17,327	909,148

		909,148
IT SERVICES — 0.05%
Acxiom Corp.[a]	21,822	397,160

		397,160

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2015

Security	Shares	Value

MEDIA — 25.25%
AMC Networks Inc. Class Aa,b	16,635	$1,109,554
Cablevision NY Group Class A	61,536	1,164,261
CBS Corp. Class B NVS[b]	134,381	7,365,423
Charter Communications Inc. Class Aa	23,016	3,478,063
Cinemark Holdings Inc.	29,282	1,088,412
Comcast Corp. Class A	726,052	38,586,034
DIRECTV[a]	141,544	12,070,872
Discovery Communications Inc. Series Aa,b	41,739	1,209,805
Discovery Communications Inc. Series C NVS[a,b]	77,027	2,147,513
DISH Network Corp. Class Aa	59,757	4,203,905
DreamWorks Animation SKG Inc. Class Aa,b	20,412	381,092
Gannett Co. Inc.	63,712	1,975,709
Interpublic Group of Companies Inc. (The)	117,891	2,350,747
John Wiley & Sons Inc. Class A	13,200	817,872
Liberty Broadband Corp. Class Aa	6,994	311,023
Liberty Broadband Corp. Class Ca	18,359	815,140
Liberty Global PLC Series Aa	69,675	3,255,216
Liberty Global PLC Series C NVS[a]	170,017	7,751,075
Liberty Media Corp. Class Aa	27,916	950,540
Liberty Media Corp. Class Ca	56,129	1,915,121
Lions Gate Entertainment Corp.	23,204	666,651
Live Nation Entertainment Inc.[a]	40,633	965,846
Madison Square Garden Inc. Class Aa	17,008	1,288,356
Meredith Corp.	10,274	534,864
New York Times Co. (The) Class A	36,836	463,765
News Corp. Class A NVS[a]	140,687	2,094,829
Omnicom Group Inc.	69,947	5,092,142
Regal Entertainment Group Class A	22,440	474,830
Scripps Networks Interactive Inc. Class A	28,600	2,033,174
Sinclair Broadcast Group Inc. Class A	20,305	502,346
Sirius XM Holdings Inc.[a]	727,877	2,583,963
Starz[a,b]	23,794	702,399
Time Inc.[b]	30,684	768,327
Time Warner Cable Inc.	79,052	10,761,349
Time Warner Inc.	236,305	18,415,249
Twenty-First Century Fox Inc. Class A	522,576	17,328,620
Viacom Inc. Class B NVS	104,116	6,707,153
Walt Disney Co. (The)	439,654	39,990,928

		204,322,168
MULTILINE RETAIL — 4.99%
Big Lots Inc.	15,011	689,155
Dillard’s Inc.	7,278	826,781
Dollar General Corp.[a]	85,517	5,734,770
Dollar Tree Inc.[a]	57,963	4,121,169
Family Dollar Stores Inc.	27,092	2,061,701
J.C. Penney Co. Inc.[a,b]	85,834	624,013
Kohl’s Corp.	56,936	3,400,218
Macy’s Inc.	97,314	6,216,418
Nordstrom Inc.	39,679	3,023,540
Sears Holdings Corp.[a,b]	14,112	449,326
Target Corp.	179,514	13,214,026

		40,361,117
PROFESSIONAL SERVICES — 0.91%
Dun & Bradstreet Corp. (The)	10,094	1,161,920
IHS Inc. Class Aa	19,230	2,213,950

Security	Shares	Value

Nielsen NV	91,293	$3,976,723

		7,352,593
ROAD & RAIL — 0.53%
Avis Budget Group Inc.[a]	29,987	1,718,555
Hertz Global Holdings Inc.[a]	126,186	2,589,337

		4,307,892
SOFTWARE — 0.19%
FactSet Research Systems Inc.	10,970	1,575,182

		1,575,182
SPECIALTY RETAIL — 18.41%
Aaron’s Inc.	18,160	574,946
Abercrombie & Fitch Co. Class A	20,087	512,620
Advance Auto Parts Inc.	20,574	3,271,266
American Eagle Outfitters Inc.	49,274	691,807
ANN INC.[a]	12,872	426,063
Asbury Automotive Group Inc.[a]	8,367	620,915
Ascena Retail Group Inc.[a]	37,105	428,934
AutoNation Inc.[a]	21,114	1,258,817
AutoZone Inc.[a]	9,031	5,391,146
Bed Bath & Beyond Inc.[a]	52,209	3,903,667
Best Buy Co. Inc.	82,057	2,888,406
Cabela’s Inc.[a,b]	13,409	736,824
CarMax Inc.[a,b]	60,708	3,769,967
Chico’s FAS Inc.	43,045	717,991
CST Brands Inc.	21,837	941,175
Dick’s Sporting Goods Inc.	27,584	1,424,714
DSW Inc. Class A	19,811	704,479
Foot Locker Inc.	40,080	2,133,058
GameStop Corp. Class Ab	30,646	1,080,271
Gap Inc. (The)	75,215	3,098,106
Genesco Inc.[a]	6,795	485,503
GNC Holdings Inc. Class A	24,982	1,107,702
Group 1 Automotive Inc.	6,020	483,948
Guess? Inc.	18,024	338,491
Home Depot Inc. (The)	371,390	38,780,544
L Brands Inc.	69,291	5,864,097
Lithia Motors Inc. Class A	6,440	545,468
Lowe’s Companies Inc.	274,188	18,578,979
Lumber Liquidators Holdings Inc.[a,b]	7,633	482,024
Men’s Wearhouse Inc. (The)	12,853	597,279
Murphy USA Inc.[a,b]	12,098	844,561
O’Reilly Automotive Inc.[a,b]	28,592	5,356,997
Office Depot Inc.[a]	136,302	1,035,895
PetSmart Inc.	28,032	2,290,354
Pier 1 Imports Inc.	25,806	433,799
Restoration Hardware Holdings Inc.[a,b]	10,104	884,403
Ross Stores Inc.	59,139	5,423,638
Sally Beauty Holdings Inc.[a]	35,354	1,098,802
Signet Jewelers Ltd.	22,599	2,736,965
Staples Inc.	180,330	3,074,626
Tiffany & Co.	31,720	2,748,221
TJX Companies Inc. (The)	194,150	12,802,251
Tractor Supply Co.	38,315	3,110,028
Ulta Salon, Cosmetics & Fragrance Inc.[a]	18,152	2,394,975
Urban Outfitters Inc.[a,b]	28,273	985,597

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2015

Security	Shares	Value

Williams-Sonoma Inc.	24,180	$1,892,085

		148,952,404

TOTAL COMMON STOCKS (Cost: $753,269,301)		808,692,270

SHORT-TERM INVESTMENTS — 3.56%

MONEY MARKET FUNDS — 3.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	26,634,829	26,634,829
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,602,216	1,602,216
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	533,397	533,397

		28,770,442

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,770,442)		28,770,442

TOTAL INVESTMENTS IN SECURITIES — 103.49% (Cost: $782,039,743)		837,462,712
Other Assets, Less Liabilities — (3.49)%		(28,242,968)

NET ASSETS — 100.00%		$809,219,744

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

94

Schedule of Investments  (Unaudited)

iSHARES® U.S. ENERGY ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.87%

ELECTRIC UTILITIES — 0.43%
OGE Energy Corp.	141,217	$4,968,014

		4,968,014
ELECTRICAL EQUIPMENT — 0.15%
Solarcity Corp.[a,b]	36,130	1,756,279

		1,756,279
ENERGY EQUIPMENT & SERVICES — 17.69%
Atwood Oceanics Inc.	42,340	1,210,077
Baker Hughes Inc.	306,628	17,781,358
Bristow Group Inc.	24,869	1,385,452
Cameron International Corp.[a]	139,965	6,267,633
CARBO Ceramics Inc.[b]	13,904	455,773
Core Laboratories NV	31,019	2,877,012
Diamond Offshore Drilling Inc.[b]	47,579	1,500,166
Dresser-Rand Group Inc.[a]	54,268	4,345,781
Dril-Quip Inc.[a]	27,994	2,077,995
Ensco PLC Class A	166,010	4,654,920
Exterran Holdings Inc.	48,484	1,314,401
FMC Technologies Inc.[a,b]	165,758	6,212,610
Forum Energy Technologies Inc.[a]	45,779	707,286
Halliburton Co.	600,532	24,015,275
Helix Energy Solutions Group Inc.[a]	69,400	1,302,638
Helmerich & Payne Inc.	76,743	4,570,813
McDermott International Inc.[a,b]	167,444	376,749
Nabors Industries Ltd.[b]	205,048	2,360,102
National Oilwell Varco Inc.	305,120	16,607,682
Nobel Corp. PLC	178,676	2,898,125
Oceaneering International Inc.	74,437	3,897,521
Oil States International Inc.[a]	37,803	1,552,569
Patterson-UTI Energy Inc.	103,530	1,776,575
Rowan Companies PLC Class A	88,185	1,862,467
Schlumberger Ltd.	911,815	75,124,438
SEACOR Holdings Inc.[a]	12,445	895,418
Superior Energy Services Inc.	108,274	2,165,480
Tidewater Inc.	35,223	1,030,625
Transocean Ltd.[b]	241,410	3,934,983
Unit Corp.[a]	32,642	972,079
US Silica Holdings Inc.	38,194	962,489
Weatherford International Ltd.[a,b]	548,489	5,665,891

		202,762,383
MACHINERY — 0.05%
Chart Industries Inc.[a]	21,544	614,004

		614,004
OIL, GAS & CONSUMABLE FUELS — 81.35%
Anadarko Petroleum Corp.	358,872	29,337,786
Antero Resources Corp.[a,b]	38,879	1,347,157
Apache Corp.	266,807	16,694,114
Cabot Oil & Gas Corp.	292,725	7,757,212
California Resources Corp.[a]	193,215	989,261

Security	Shares	Value

Carrizo Oil & Gas Inc.[a,b]	29,974	$1,351,827
Cheniere Energy Inc.[a]	156,802	11,192,527
Chesapeake Energy Corp.	367,730	7,053,061
Chevron Corp.	1,339,506	137,339,550
Cimarex Energy Co.	61,837	6,381,578
Cobalt International Energy Inc.[a,b]	210,069	1,915,829
Concho Resources Inc.[a,b]	80,094	8,878,420
ConocoPhillips	872,215	54,932,101
Continental Resources Inc.[a,b]	60,659	2,753,919
Denbury Resources Inc.	249,668	1,722,709
Devon Energy Corp.	272,504	16,423,816
Diamondback Energy Inc.[a,b]	40,121	2,767,948
Energen Corp.	51,783	3,284,078
Energy XXI Ltd.[b]	64,930	190,894
EOG Resources Inc.	388,323	34,572,397
EQT Corp.	107,384	7,993,665
Exxon Mobil Corp.	3,000,514	262,304,934
Gulfport Energy Corp.[a]	60,546	2,330,416
Hess Corp.	180,082	12,153,734
HollyFrontier Corp.	138,729	4,983,146
Kinder Morgan Inc.	1,204,004	49,424,364
Laredo Petroleum Inc.[a,b]	58,985	578,643
Marathon Oil Corp.	478,306	12,722,940
Marathon Petroleum Corp.	198,572	18,385,781
Murphy Oil Corp.	118,259	5,311,012
Newfield Exploration Co.[a]	97,568	2,905,575
Noble Energy Inc.	255,407	12,193,130
Oasis Petroleum Inc.[a,b]	71,527	961,323
Occidental Petroleum Corp.	549,467	43,957,360
ONEOK Inc.	147,576	6,497,771
PBF Energy Inc.	59,507	1,672,147
Phillips 66	392,221	27,580,981
Pioneer Natural Resources Co.	105,539	15,886,786
QEP Resources Inc.	117,245	2,370,694
Range Resources Corp.	119,589	5,533,383
Rosetta Resources Inc.[a]	43,489	742,357
SandRidge Energy Inc.[a,b]	279,600	394,236
SemGroup Corp. Class A	30,179	2,031,952
SM Energy Co.	47,678	1,803,182
Southwestern Energy Co.[a,b]	268,616	6,658,991
Spectra Energy Corp.	475,533	15,901,823
Stone Energy Corp.[a]	39,740	559,539
Targa Resources Corp.	20,885	1,813,445
Teekay Corp.	32,668	1,382,836
Tesoro Corp.	89,499	7,314,753
Ultra Petroleum Corp.[a,b]	108,390	1,381,972
Valero Energy Corp.	369,391	19,533,396
Western Refining Inc.	51,943	1,928,644
Whiting Petroleum Corp.[a]	118,140	3,546,563
Williams Companies Inc. (The)	476,728	20,909,290
World Fuel Services Corp.	51,107	2,502,710
WPX Energy Inc.[a]	143,727	1,532,130

		932,571,788
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.20%
First Solar Inc.[a,b]	53,191	2,251,043

		2,251,043

TOTAL COMMON STOCKS (Cost: $1,422,367,051)		1,144,923,511

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

January 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.95%

MONEY MARKET FUNDS — 2.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	30,906,172	$30,906,172
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,859,159	1,859,159
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,082,709	1,082,709

		33,848,040

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,848,040)		33,848,040

TOTAL INVESTMENTS IN SECURITIES — 102.82%
(Cost: $1,456,215,091)		1,178,771,551
Other Assets, Less Liabilities — (2.82)%		(32,342,759)

NET ASSETS — 100.00%		$1,146,428,792

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

96

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

CAPITAL MARKETS — 20.83%
Affiliated Managers Group Inc.[a]	15,430	$3,171,174
Ameriprise Financial Inc.	51,138	6,389,182
Bank of New York Mellon Corp. (The)	311,662	11,219,832
BlackRock Inc.[b]	35,269	12,009,447
Charles Schwab Corp. (The)	318,241	8,267,901
E*TRADE Financial Corp.[a]	80,335	1,851,722
Eaton Vance Corp. NVS	32,875	1,323,219
Federated Investors Inc. Class B	26,765	846,042
Financial Engines Inc.	14,667	526,545
Franklin Resources Inc.	108,680	5,600,280
Goldman Sachs Group Inc. (The)	112,097	19,326,644
Invesco Ltd.	119,489	4,388,831
Janus Capital Group Inc.	41,461	727,226
Legg Mason Inc.	27,944	1,549,215
LPL Financial Holdings Inc.	21,369	879,334
Morgan Stanley	422,603	14,288,207
Northern Trust Corp.	61,423	4,015,836
NorthStar Asset Management Group Inc.	52,903	1,119,957
Raymond James Financial Inc.	35,036	1,843,594
SEI Investments Co.	36,320	1,458,974
State Street Corp.	115,635	8,269,059
Stifel Financial Corp.[a]	18,435	869,210
T. Rowe Price Group Inc.	71,888	5,659,023
TD Ameritrade Holding Corp.	75,522	2,446,158
Waddell & Reed Financial Inc. Class A	23,242	1,039,150

		119,085,762
COMMERCIAL BANKS — 53.43%
Associated Banc-Corp.	42,252	710,256
BancorpSouth Inc.	23,772	471,874
Bank of America Corp.	2,909,314	44,076,107
Bank of Hawaii Corp.	12,356	697,620
BankUnited Inc.	28,297	782,695
BB&T Corp.	199,550	7,042,119
BOK Financial Corp.	6,128	331,586
Cathay General Bancorp	20,648	493,281
CIT Group Inc.	50,867	2,228,992
Citigroup Inc.	838,120	39,349,734
City National Corp.	13,405	1,162,079
Comerica Inc.	49,914	2,071,431
Commerce Bancshares Inc.	23,189	927,560
Cullen/Frost Bankers Inc.	15,315	954,124
East West Bancorp Inc.	39,929	1,444,631
F.N.B. Corp.	48,230	578,760
Fifth Third Bancorp	228,559	3,954,071
First Financial Bankshares Inc.	17,810	439,907
First Horizon National Corp.	66,123	858,938
First Niagara Financial Group Inc.	99,356	806,771
First Republic Bank	33,833	1,722,776
FirstMerit Corp.	46,445	761,001
Fulton Financial Corp.	52,286	582,989
Glacier Bancorp Inc.	21,211	472,369
Hancock Holding Co.	22,898	597,867
Huntington Bancshares Inc.	226,448	2,269,009
IBERIABANK Corp.	9,434	515,191

Security	Shares	Value

International Bancshares Corp.	16,472	$370,785
Investors Bancorp Inc.	95,637	1,052,963
JPMorgan Chase & Co.	1,034,098	56,234,249
KeyCorp	240,557	3,124,835
M&T Bank Corp.	36,647	4,146,975
MB Financial Inc.	18,177	516,409
PNC Financial Services Group Inc. (The)[b]	145,683	12,316,041
Popular Inc.[a]	29,031	895,026
PrivateBancorp Inc.	19,546	593,026
Prosperity Bancshares Inc.	16,811	769,776
Regions Financial Corp.	381,971	3,323,148
Signature Bank[a]	13,996	1,639,351
SunTrust Banks Inc.	144,539	5,553,188
Susquehanna Bancshares Inc.	50,391	635,431
SVB Financial Group[a]	14,144	1,596,858
Synovus Financial Corp.	37,966	978,384
TCF Financial Corp.	46,943	690,062
Texas Capital Bancshares Inc.[a,c]	12,892	526,638
Trustmark Corp.	18,747	400,436
U.S. Bancorp	495,188	20,753,329
UMB Financial Corp.	10,665	517,466
Umpqua Holdings Corp.	60,953	945,381
United Bankshares Inc./WV	17,700	598,437
Valley National Bancorp	61,136	555,115
Webster Financial Corp.	25,088	765,937
Wells Fargo & Co.	1,305,871	67,800,822
Wintrust Financial Corp.	13,202	573,891
Zions Bancorp	56,439	1,352,278

		305,529,975
CONSUMER FINANCE — 8.02%
Ally Financial Inc.[a]	120,751	2,259,251
American Express Co.	246,243	19,869,348
Capital One Financial Corp.	153,921	11,268,557
Discover Financial Services	125,618	6,831,107
Navient Corp.	114,038	2,251,110
PRA Group Inc.[a,c]	13,952	690,903
Santander Consumer USA Holdings Inc.	28,624	510,938
SLM Corp.	118,610	1,080,537
Synchrony Financial[a]	35,105	1,083,340

		45,845,091
DIVERSIFIED FINANCIAL SERVICES — 5.44%
CBOE Holdings Inc.	23,490	1,514,400
CME Group Inc./IL	87,715	7,482,090
FNFV Group[a]	28,081	348,204
Intercontinental Exchange Inc.	31,229	6,424,742
MarketAxess Holdings Inc.	10,515	798,825
McGraw Hill Financial Inc.	75,235	6,729,018
Moody’s Corp.	50,900	4,648,697
MSCI Inc. Class A	31,145	1,676,224
NASDAQ OMX Group Inc. (The)	32,740	1,492,944

		31,115,144
INSURANCE — 0.47%
FNF Group	77,222	2,710,492

		2,710,492

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2015

Security	Shares	Value

IT SERVICES — 10.35%
MasterCard Inc. Class A	271,173	$22,244,321
Visa Inc. Class A	135,135	34,447,263
Western Union Co.	145,260	2,469,420

		59,161,004
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.02%
Altisource Portfolio Solutions SAa,c	4,524	91,747

		91,747
THRIFTS & MORTGAGE FINANCE — 1.25%
Capitol Federal Financial Inc.	36,496	454,740
Hudson City Bancorp Inc.	134,781	1,208,986
MGIC Investment Corp.[a]	95,159	810,755
New York Community Bancorp Inc.	123,112	1,902,080
Ocwen Financial Corp.[a,c]	30,935	189,322
People’s United Financial Inc.	85,956	1,209,401
Radian Group Inc.	53,108	836,982
Washington Federal Inc.	27,709	550,301

		7,162,567

TOTAL COMMON STOCKS (Cost: $546,558,715)		570,701,782

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,d,e]	1,407,701	1,407,701
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,d,e]	84,680	84,680
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	529,782	529,782

		2,022,163

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,022,163)		2,022,163

TOTAL INVESTMENTS IN SECURITIES — 100.16%
(Cost: $548,580,878)		572,723,945
Other Assets, Less Liabilities — (0.16)%		(942,751)

NET ASSETS — 100.00%		$571,781,194

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.

[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIALS ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

CAPITAL MARKETS — 11.30%
Affiliated Managers Group Inc.[a]	28,038	$5,762,370
Ameriprise Financial Inc.	92,985	11,617,546
Bank of New York Mellon Corp. (The)	566,963	20,410,668
BlackRock Inc.[b]	64,154	21,845,078
Charles Schwab Corp. (The)	578,860	15,038,783
E*TRADE Financial Corp.[a]	146,246	3,370,970
Eaton Vance Corp. NVS	59,917	2,411,659
Federated Investors Inc. Class B	48,636	1,537,384
Financial Engines Inc.[c]	26,812	962,551
Franklin Resources Inc.	197,594	10,182,019
Goldman Sachs Group Inc. (The)	203,963	35,165,261
Invesco Ltd.	217,669	7,994,982
Janus Capital Group Inc.	74,545	1,307,519
Legg Mason Inc.	50,901	2,821,951
LPL Financial Holdings Inc.	38,501	1,584,316
Morgan Stanley	768,875	25,995,664
Northern Trust Corp.	111,869	7,313,995
NorthStar Asset Management Group Inc.	96,121	2,034,882
Raymond James Financial Inc.	63,650	3,349,263
SEI Investments Co.	66,111	2,655,679
State Street Corp.	210,317	15,039,769
Stifel Financial Corp.[a]	33,491	1,579,101
T. Rowe Price Group Inc.	130,724	10,290,593
TD Ameritrade Holding Corp.	137,539	4,454,888
Waddell & Reed Financial Inc. Class A	42,672	1,907,865

		216,634,756
COMMERCIAL BANKS — 29.00%
Associated Banc-Corp.	77,006	1,294,471
BancorpSouth Inc.	44,216	877,688
Bank of America Corp.	5,294,337	80,209,206
Bank of Hawaii Corp.	22,367	1,262,841
BankUnited Inc.	52,062	1,440,035
BB&T Corp.	362,919	12,807,411
BOK Financial Corp.	11,109	601,108
Cathay General Bancorp	37,746	901,752
CIT Group Inc.	92,622	4,058,696
Citigroup Inc.	1,525,180	71,607,201
City National Corp.	24,246	2,101,886
Comerica Inc.	90,813	3,768,739
Commerce Bancshares Inc.	42,001	1,680,040
Cullen/Frost Bankers Inc.	27,804	1,732,189
East West Bancorp Inc.	72,767	2,632,710
F.N.B. Corp.	88,274	1,059,288
Fifth Third Bancorp	415,465	7,187,544
First Financial Bankshares Inc.	32,527	803,417
First Horizon National Corp.	119,183	1,548,187
First Niagara Financial Group Inc.	180,555	1,466,107
First Republic Bank	61,490	3,131,071
FirstMerit Corp.	84,470	1,384,041
Fulton Financial Corp.	94,251	1,050,899
Glacier Bancorp Inc.	37,916	844,389
Hancock Holding Co.	41,819	1,091,894
Huntington Bancshares Inc.	412,513	4,133,380
IBERIABANK Corp.	17,020	929,462

Security	Shares	Value

International Bancshares Corp.	29,686	$668,232
Investors Bancorp Inc.	173,769	1,913,197
JPMorgan Chase & Co.	1,881,859	102,335,492
KeyCorp	437,996	5,689,568
M&T Bank Corp.[c]	66,756	7,554,109
MB Financial Inc.	32,783	931,365
PNC Financial Services Group Inc. (The)[b]	265,018	22,404,622
Popular Inc.[a]	52,679	1,624,094
PrivateBancorp Inc.	35,667	1,082,137
Prosperity Bancshares Inc.	30,536	1,398,243
Regions Financial Corp.	695,654	6,052,190
Signature Bank[a]	25,500	2,986,815
SunTrust Banks Inc.	262,777	10,095,892
Susquehanna Bancshares Inc.	91,816	1,157,800
SVB Financial Group[a]	25,692	2,900,627
Synovus Financial Corp.	69,311	1,786,144
TCF Financial Corp.	85,614	1,258,526
Texas Capital Bancshares Inc.[a,c]	23,323	952,745
Trustmark Corp.	34,584	738,714
U.S. Bancorp	900,996	37,760,742
UMB Financial Corp.	19,442	943,326
Umpqua Holdings Corp.	110,836	1,719,066
United Bankshares Inc./WV	32,730	1,106,601
Valley National Bancorp	112,534	1,021,809
Webster Financial Corp.	46,032	1,405,357
Wells Fargo & Co.	2,376,452	123,385,388
Wintrust Financial Corp.	23,722	1,031,195
Zions Bancorp	102,808	2,463,280

		555,972,928
CONSUMER FINANCE — 4.35%
Ally Financial Inc.[a]	219,449	4,105,891
American Express Co.	448,035	36,151,944
Capital One Financial Corp.	280,007	20,499,313
Discover Financial Services	228,467	12,424,035
Navient Corp.	207,531	4,096,662
PRA Group Inc.[a,c]	25,335	1,254,589
Santander Consumer USA Holdings Inc.	51,378	917,097
SLM Corp.	214,896	1,957,703
Synchrony Financial[a]	63,341	1,954,703

		83,361,937
DIVERSIFIED FINANCIAL SERVICES — 10.04%
Berkshire Hathaway Inc. Class Ba	917,971	132,105,207
CBOE Holdings Inc.	42,725	2,754,481
CME Group Inc./IL	159,523	13,607,312
FNFV Group[a]	49,550	614,420
Intercontinental Exchange Inc.	56,791	11,683,612
MarketAxess Holdings Inc.	18,931	1,438,188
McGraw Hill Financial Inc.	136,860	12,240,758
Moody’s Corp.	92,496	8,447,660
MSCI Inc. Class A	56,710	3,052,132
NASDAQ OMX Group Inc. (The)	59,366	2,707,090
Voya Financial Inc.	97,905	3,819,274

		192,470,134
INSURANCE — 16.27%
ACE Ltd.	167,094	18,039,468
Aflac Inc.	227,129	12,964,523
Alleghany Corp.[a]	8,154	3,604,802

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2015

Security	Shares	Value

Allied World Assurance Co. Holdings Ltd.	48,933	$1,892,239
Allstate Corp. (The)	211,435	14,756,049
American Financial Group Inc.	37,364	2,168,607
American International Group Inc.	704,901	34,448,512
Aon PLC	143,659	12,936,493
Arch Capital Group Ltd.[a]	65,358	3,788,803
Arthur J. Gallagher & Co.	81,511	3,621,534
Aspen Insurance Holdings Ltd.	31,526	1,365,706
Assurant Inc.	35,635	2,263,179
Assured Guaranty Ltd.	81,976	2,001,854
Axis Capital Holdings Ltd.	51,758	2,634,482
Brown & Brown Inc.	59,949	1,849,427
Chubb Corp. (The)	118,866	11,636,981
Cincinnati Financial Corp.	74,338	3,754,812
CNO Financial Group Inc.	103,805	1,611,054
Endurance Specialty Holdings Ltd.[c]	22,985	1,404,843
Erie Indemnity Co. Class A	12,438	1,077,877
Everest Re Group Ltd.	22,954	3,933,857
First American Financial Corp.	54,703	1,860,996
FNF Group	140,408	4,928,321
Genworth Financial Inc. Class Aa	252,334	1,761,291
Hanover Insurance Group Inc. (The)	22,405	1,545,945
Hartford Financial Services Group Inc. (The)	217,993	8,479,928
HCC Insurance Holdings Inc.	49,013	2,614,354
Kemper Corp.	25,286	882,734
Lincoln National Corp.	131,283	6,561,524
Loews Corp.	151,312	5,789,197
Markel Corp.[a,c]	7,064	4,827,255
Marsh & McLennan Companies Inc.	272,477	14,651,088
Mercury General Corp.	11,382	650,481
MetLife Inc.	572,090	26,602,185
Old Republic International Corp.	123,427	1,732,915
PartnerRe Ltd.	24,791	2,836,090
Platinum Underwriters Holdings Ltd.	12,746	941,037
Primerica Inc.	27,005	1,340,528
Principal Financial Group Inc.	138,025	6,477,513
ProAssurance Corp.	29,080	1,290,280
Progressive Corp. (The)	270,335	7,015,193
Protective Life Corp.	39,996	2,797,720
Prudential Financial Inc.	230,688	17,504,606
Reinsurance Group of America Inc.	34,927	2,892,305
RenaissanceRe Holdings Ltd.	19,512	1,865,933
RLI Corp.	18,858	884,629
StanCorp Financial Group Inc.	21,306	1,321,824
Symetra Financial Corp.	48,129	977,500
Torchmark Corp.	65,117	3,260,408
Travelers Companies Inc. (The)	166,922	17,162,920
Unum Group	127,503	3,960,243
Validus Holdings Ltd.	46,288	1,835,319
White Mountains Insurance Group Ltd.	3,038	1,958,234
Willis Group Holdings PLC	89,533	3,876,779
WR Berkley Corp.	51,614	2,528,570
XL Group PLC	130,630	4,505,429

		311,876,376
IT SERVICES — 5.62%
MasterCard Inc. Class A	493,400	40,473,602
Visa Inc. Class A	245,902	62,682,879
Western Union Co.	264,554	4,497,418

		107,653,899

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 21.79%
Alexandria Real Estate Equities Inc.	36,365	$3,546,315
American Campus Communities Inc.	53,313	2,343,639
American Capital Agency Corp.	178,169	3,839,542
American Homes 4 Rent Class A	72,495	1,209,942
American Realty Capital Properties Inc.	458,565	4,248,605
American Tower Corp.	199,695	19,360,430
Annaly Capital Management Inc.	478,856	5,056,719
Apartment Investment and Management Co. Class A	77,786	3,100,550
ARMOUR Residential REIT Inc.	182,244	603,228
AvalonBay Communities Inc.	66,542	11,511,101
BioMed Realty Trust Inc.	100,567	2,458,863
Boston Properties Inc.	77,171	10,711,335
Brandywine Realty Trust	91,440	1,518,818
Camden Property Trust	43,649	3,363,155
CBL & Associates Properties Inc.[c]	86,786	1,789,527
Chimera Investment Corp.	523,774	1,644,650
Colony Financial Inc.	56,304	1,410,415
Columbia Property Trust Inc.	63,656	1,557,662
Corporate Office Properties Trust	47,226	1,416,780
Corrections Corp. of America[c]	59,148	2,325,699
Cousins Properties Inc.	103,835	1,146,338
Crown Castle International Corp.	168,188	14,549,944
CubeSmart	83,046	2,046,253
CYS Investments Inc.	82,388	728,310
DCT Industrial Trust Inc.	44,966	1,697,916
DDR Corp.[c]	151,235	2,964,206
DiamondRock Hospitality Co.	99,854	1,450,879
Digital Realty Trust Inc.	68,458	4,993,327
Douglas Emmett Inc.	68,856	1,961,019
Duke Realty Corp.	172,832	3,772,923
DuPont Fabros Technology Inc.	33,427	1,245,490
EastGroup Properties Inc.	16,206	1,047,556
EPR Properties	28,895	1,879,909
Equity Commonwealth	65,323	1,721,261
Equity Lifestyle Properties Inc.	40,558	2,219,739
Equity Residential	182,678	14,177,640
Essex Property Trust Inc.[c]	32,318	7,305,484
Extra Space Storage Inc.	55,807	3,683,262
Federal Realty Investment Trust	34,426	4,949,426
Gaming and Leisure Properties Inc.	45,519	1,485,285
General Growth Properties Inc.	316,275	9,545,179
GEO Group Inc. (The)	37,875	1,648,320
Hatteras Financial Corp.	49,946	908,018
HCP Inc.	231,503	10,947,777
Health Care REIT Inc.	165,199	13,538,058
Healthcare Realty Trust Inc.	50,213	1,510,909
Healthcare Trust of America Inc. Class A	60,993	1,796,854
Highwoods Properties Inc.[c]	46,506	2,185,782
Home Properties Inc.	29,277	2,064,029
Hospitality Properties Trust	77,458	2,524,356
Host Hotels & Resorts Inc.	381,631	8,735,534
Invesco Mortgage Capital Inc.	62,525	959,134
Iron Mountain Inc.[c]	94,207	3,753,207
Kilroy Realty Corp.	42,691	3,165,538
Kimco Realty Corp.[c]	207,471	5,736,573
Kite Realty Group Trust[c]	42,790	1,307,662
Lamar Advertising Co.Class A	39,620	2,219,512
LaSalle Hotel Properties	56,853	2,300,272
Lexington Realty Trust	106,494	1,215,097
Liberty Property Trust	75,160	3,028,948
Macerich Co. (The)	71,123	6,117,289

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S FINANCIALS ETF

January 31, 2015

Security	Shares	Value

Mack-Cali Realty Corp.	42,327	$825,800
Medical Properties Trust Inc.	102,240	1,571,429
MFA Financial Inc.	187,108	1,466,927
Mid-America Apartment Communities Inc.	38,139	3,025,185
National Retail Properties Inc.[c]	66,934	2,867,453
NorthStar Realty Finance Corp.	112,941	2,135,714
Omega Healthcare Investors Inc.[c]	64,485	2,828,312
Outfront Media Inc.	64,110	1,817,519
Pebblebrook Hotel Trust	36,398	1,690,323
Piedmont Office Realty Trust Inc. Class A	78,657	1,536,171
Plum Creek Timber Co. Inc.[c]	88,924	3,958,896
Post Properties Inc.	27,723	1,684,172
Potlatch Corp.	20,620	821,913
Prologis Inc.	252,018	11,376,093
Public Storage	73,138	14,689,036
Rayonier Inc.	64,290	1,886,912
Realty Income Corp.[c]	112,545	6,112,319
Redwood Trust Inc.[c]	42,691	850,832
Regency Centers Corp.[c]	47,076	3,227,531
Retail Properties of America Inc. Class A	119,796	2,119,191
RLJ Lodging Trust	67,092	2,285,824
Ryman Hospitality Properties Inc.[c]	26,164	1,436,404
Senior Housing Properties Trust	102,496	2,387,132
Simon Property Group Inc.	156,491	31,088,502
SL Green Realty Corp.[c]	48,677	6,133,302
Sovran Self Storage Inc.	17,255	1,634,911
Spirit Realty Capital Inc.	202,046	2,598,312
Starwood Property Trust Inc.[c]	112,927	2,702,343
Strategic Hotels & Resorts Inc.[a]	136,355	1,829,884
Sun Communities Inc.	25,357	1,717,430
Sunstone Hotel Investors Inc.	105,853	1,804,788
Tanger Factory Outlet Centers Inc.	48,794	1,920,044
Taubman Centers Inc.	31,978	2,620,597
Two Harbors Investment Corp.	186,237	1,921,966
UDR Inc.	128,851	4,285,584
Urban Edge Properties[a]	45,440	1,078,746
Ventas Inc.	162,562	12,974,073
Vornado Realty Trust	87,940	9,712,094
Washington Real Estate Investment Trust	34,226	982,628
Weingarten Realty Investors	57,405	2,151,539
Weyerhaeuser Co.	264,290	9,474,796
WP Carey Inc.	48,839	3,507,129
WP GLIMCHER Inc.	92,772	1,640,209

		417,631,155
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.91%
Alexander & Baldwin Inc.	23,033	881,243
Altisource Portfolio Solutions SAa,c	8,073	163,720
CBRE Group Inc. Class Aa	141,296	4,569,513
Forest City Enterprises Inc. Class Aa	85,101	2,084,975
Howard Hughes Corp. (The)[a]	18,315	2,392,488
Jones Lang LaSalle Inc.	22,650	3,331,362
Realogy Holdings Corp.[a]	74,041	3,442,906
St. Joe Co. (The)[a,c]	33,649	543,768

		17,409,975
THRIFTS & MORTGAGE FINANCE — 0.68%
Capitol Federal Financial Inc.	65,411	815,021
Hudson City Bancorp Inc.	244,944	2,197,148
MGIC Investment Corp.[a]	172,488	1,469,598
New York Community Bancorp Inc.	224,176	3,463,519

Security	Shares	Value

Ocwen Financial Corp.[a,c]	55,336	$338,656
People’s United Financial Inc.	156,071	2,195,919
Radian Group Inc.	97,302	1,533,480
Washington Federal Inc.	50,292	998,799

		13,012,140

TOTAL COMMON STOCKS (Cost: $2,037,814,117)		1,916,023,300

SHORT-TERM INVESTMENTS — 1.42%

MONEY MARKET FUNDS — 1.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,d,e]	24,303,478	24,303,478
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,d,e]	1,461,974	1,461,974
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,489,588	1,489,588

		27,255,040

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,255,040)		27,255,040

TOTAL INVESTMENTS IN SECURITIES — 101.38% (Cost: $2,065,069,157)		1,943,278,340
Other Assets, Less Liabilities — (1.38)%		(26,439,155)

NET ASSETS — 100.00%		$1,916,839,185

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® U.S HEALTHCARE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.98%

BIOTECHNOLOGY — 23.21%
Alexion Pharmaceuticals Inc.[a]	142,192	$26,055,263
Alkermes PLC[a]	104,860	7,576,135
Alnylam Pharmaceuticals Inc.[a]	50,906	4,776,510
Amgen Inc.	545,496	83,057,221
Biogen Idec Inc.[a]	169,353	65,905,414
BioMarin Pharmaceutical Inc.[a]	111,747	10,857,339
Celgene Corp.[a,b]	572,774	68,251,750
Cepheid[a,b]	50,528	2,855,337
Gilead Sciences Inc.[a]	1,081,910	113,416,625
Incyte Corp.[a]	110,240	8,787,230
Intercept Pharmaceuticals Inc.[a,b]	8,808	1,770,672
Isis Pharmaceuticals Inc.[a,b]	84,713	5,803,688
MannKind Corp.[a,b]	188,840	1,199,134
Medivation Inc.[a]	55,660	6,056,921
Myriad Genetics Inc.[a,b]	51,897	1,941,986
NPS Pharmaceuticals Inc.[a]	70,468	3,231,662
PDL BioPharma Inc.	116,151	846,741
Pharmacyclics Inc.[a,b]	43,872	7,403,400
Puma Biotechnology Inc.[a]	14,479	3,056,227
Regeneron Pharmaceuticals Inc.[a]	53,221	22,175,062
Seattle Genetics Inc.[a,b]	72,373	2,255,143
United Therapeutics Corp.[a,b]	34,067	4,807,876
Vertex Pharmaceuticals Inc.[a]	172,482	18,997,167

		471,084,503
COMMERCIAL SERVICES & SUPPLIES — 0.08%
Healthcare Services Group Inc.	50,415	1,588,577

		1,588,577
HEALTH CARE EQUIPMENT & SUPPLIES — 16.21%
Abbott Laboratories	1,079,837	48,333,504
Alere Inc.[a,b]	56,652	2,305,170
Align Technology Inc.[a,b]	52,113	2,764,595
Baxter International Inc.	388,663	27,326,896
Becton, Dickinson and Co.	137,669	19,009,336
Boston Scientific Corp.[a]	951,202	14,087,302
C.R. Bard Inc.	53,708	9,185,679
CareFusion Corp.[a]	146,224	8,671,083
Cooper Companies Inc. (The)	34,617	5,457,370
DENTSPLY International Inc.	101,483	5,076,687
DexCom Inc.[a,b]	51,594	3,084,289
Edwards Lifesciences Corp.[a]	76,711	9,615,724
Haemonetics Corp.[a,b]	37,109	1,469,516
Halyard Health Inc.[a]	32,935	1,467,913
Hill-Rom Holdings Inc.	41,494	1,981,753
Hologic Inc.[a]	173,825	5,278,196
IDEXX Laboratories Inc.[a]	34,194	5,417,014
Intuitive Surgical Inc.[a]	25,998	12,855,491
Medtronic PLC	1,016,516	72,579,242
ResMed Inc.[b]	99,989	6,246,313
Sirona Dental Systems Inc.[a]	39,699	3,581,644
St. Jude Medical Inc.	205,027	13,505,129
Steris Corp.	42,602	2,778,502
Stryker Corp.	214,322	19,514,018

Security	Shares	Value

Teleflex Inc.	29,691	$3,252,946
Thoratec Corp.[a]	38,899	1,396,085
Varian Medical Systems Inc.[a,b]	71,692	6,635,812
West Pharmaceutical Services Inc.	51,227	2,526,003
Zimmer Holdings Inc.	121,443	13,613,760

		329,016,972
HEALTH CARE PROVIDERS & SERVICES — 14.76%
Acadia Healthcare Co. Inc.[a,b]	32,516	1,877,799
Aetna Inc.	252,212	23,158,106
Anthem Inc.	193,579	26,125,422
Brookdale Senior Living Inc.[a]	131,505	4,438,294
Centene Corp.[a,b]	42,067	4,592,034
Cigna Corp.	187,578	20,038,958
Community Health Systems Inc.[a,b]	83,371	3,924,273
DaVita HealthCare Partners Inc.[a]	123,278	9,253,247
Envision Healthcare Holdings Inc.[a]	93,415	3,211,608
Express Scripts Holding Co.[a]	526,301	42,477,754
HCA Holdings Inc.[a]	217,638	15,408,770
Health Net Inc./CAa	55,863	3,026,099
HealthSouth Corp.	62,572	2,759,425
Henry Schein Inc.[a]	60,387	8,337,633
Humana Inc.	109,956	16,101,956
Laboratory Corp. of America Holdings[a]	60,594	6,954,979
LifePoint Hospitals Inc.[a]	32,680	2,132,043
Magellan Health Inc.[a]	20,093	1,207,991
MEDNAX Inc.[a]	72,003	4,888,284
Owens & Minor Inc.[b]	45,644	1,562,394
Patterson Companies Inc.	61,359	3,073,472
Quest Diagnostics Inc.	103,640	7,365,695
Team Health Holdings Inc.[a]	51,318	2,653,140
Tenet Healthcare Corp.[a,b]	70,275	2,971,227
UnitedHealth Group Inc.	688,294	73,131,237
Universal Health Services Inc. Class B	65,292	6,694,389
WellCare Health Plans Inc.[a]	31,679	2,307,815

		299,674,044
HEALTH CARE TECHNOLOGY — 0.06%
HMS Holdings Corp.[a,b]	62,011	1,226,888

		1,226,888
LIFE SCIENCES TOOLS & SERVICES — 3.98%
Bio-Rad Laboratories Inc. Class Aa	14,833	1,697,933
Bio-Techne Corp.	26,482	2,463,356
Bruker Corp.[a,b]	78,894	1,487,941
Charles River Laboratories International Inc.[a]	33,804	2,344,307
Covance Inc.[a]	40,575	4,309,471
Illumina Inc.[a]	101,827	19,875,612
PAREXEL International Corp.[a]	39,440	2,404,262
Quintiles Transnational Holdings Inc.[a]	51,329	3,105,404
Thermo Fisher Scientific Inc.	286,865	35,918,367
Waters Corp.[a]	59,715	7,109,071

		80,715,724
PHARMACEUTICALS — 41.68%
AbbVie Inc.	1,142,574	68,954,341
Actavis PLC[a]	190,084	50,664,989
Akorn Inc.[a]	53,264	2,267,981
Allergan Inc.	213,630	46,840,514

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2015

Security	Shares	Value

Bristol-Myers Squibb Co.	1,189,553	$71,694,359
Eli Lilly and Co.	702,650	50,590,800
Endo International PLC[a]	119,024	9,475,501
Hospira Inc.[a]	121,322	7,695,455
Impax Laboratories Inc.[a]	47,860	1,755,026
Jazz Pharmaceuticals PLC[a]	43,375	7,345,123
Johnson & Johnson	2,007,331	201,014,126
Mallinckrodt PLC[a]	83,382	8,837,658
Merck & Co. Inc.	2,044,449	123,239,386
Mylan Inc./PAa	268,389	14,264,875
Pacira Pharmaceuticals Inc.[a]	25,691	2,757,929
Perrigo Co. PLC	100,945	15,317,394
Pfizer Inc.	4,518,394	141,199,813
Salix Pharmaceuticals Ltd.[a]	45,693	6,153,476
Theravance Inc.[b]	57,560	648,701
Zoetis Inc.	359,499	15,361,392

		846,078,839

TOTAL COMMON STOCKS (Cost: $1,904,155,519)		2,029,385,547

SHORT-TERM INVESTMENTS — 2.68%

MONEY MARKET FUNDS — 2.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	49,989,508	49,989,508
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	3,007,115	3,007,115
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,343,348	1,343,348

		54,339,971

TOTAL SHORT-TERM INVESTMENTS (Cost: $54,339,971)		54,339,971

TOTAL INVESTMENTS IN SECURITIES — 102.66%
(Cost: $1,958,495,490)		2,083,725,518
Other Assets, Less Liabilities — (2.66)%		(54,016,444)

NET ASSETS — 100.00%		$2,029,709,074

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

103

Schedule of Investments  (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

DIVERSIFIED SUPPORT SERVICES — 0.97%
Healthcare Services Group Inc.	199,545	$6,287,663

		6,287,663
HEALTH CARE SERVICES — 27.73%
Air Methods Corp.[a,b]	110,621	4,596,302
Amedisys Inc.[a,b]	118,087	3,327,692
Bio-Reference Laboratories Inc.[a,b]	96,440	3,233,633
BioScrip Inc.[a,b]	292,156	1,679,897
CorVel Corp.[a]	42,991	1,416,123
DaVita HealthCare Partners Inc.[a,b]	286,743	21,522,930
Envision Healthcare Holdings Inc.[a]	293,756	10,099,331
Express Scripts Holding Co.[a]	776,750	62,691,492
Gentiva Health Services Inc.[a]	127,335	2,472,846
Healthways Inc.[a]	140,580	2,898,760
IPC Healthcare Inc.[a,b]	65,169	2,630,221
Laboratory Corp. of America Holdings[a]	157,329	18,058,223
MEDNAX Inc.[a]	204,160	13,860,422
Premier Inc.[a,b]	102,284	3,324,230
Quest Diagnostics Inc.	264,651	18,808,747
Team Health Holdings Inc.[a]	164,913	8,526,002

		179,146,851
HEALTH CARE DISTRIBUTORS — 0.43%
PharMerica Corp.[a]	121,557	2,797,027

		2,797,027
HEALTH CARE FACILITIES — 20.24%
Acadia Healthcare Co. Inc.[a,b]	118,261	6,829,573
AmSurg Corp.[a]	130,732	7,213,792
Brookdale Senior Living Inc.[a,b]	374,058	12,624,457
Capital Senior Living Corp.[a]	106,479	2,541,654
Community Health Systems Inc.[a]	242,895	11,433,068
Ensign Group Inc. (The)	74,436	3,089,094
Hanger Inc.[a,b]	134,349	2,899,251
HCA Holdings Inc.[a]	432,466	30,618,593
HealthSouth Corp.	215,722	9,513,340
Kindred Healthcare Inc.	227,673	4,202,843
LifePoint Hospitals Inc.[a,b]	112,287	7,325,604
National Healthcare Corp.	36,453	2,295,445
Select Medical Holdings Corp.	307,880	4,162,538
Tenet Healthcare Corp.[a]	215,319	9,103,687
Universal Health Services Inc. Class B	164,620	16,878,489

		130,731,428
HEALTH CARE TECHNOLOGY — 1.15%
HealthStream Inc.[a]	85,915	2,427,958
HMS Holdings Corp.[a,b]	254,075	5,026,874

		7,454,832
LIFE SCIENCES TOOLS & SERVICES — 3.27%
Covance Inc.[a]	118,699	12,607,021

Security	Shares	Value

PAREXEL International Corp.[a,b]	139,340	$8,494,166

		21,101,187
MANAGED HEALTH CARE — 46.17%
Aetna Inc.	454,610	41,742,290
Anthem Inc.	340,958	46,015,692
Centene Corp.[a]	123,696	13,502,655
Cigna Corp.	352,202	37,625,740
Health Net Inc./CAa	183,297	9,929,199
Humana Inc.	219,478	32,140,358
Magellan Health Inc.[a]	83,207	5,002,405
Molina Healthcare Inc.[a,b]	96,340	4,904,669
Triple-S Management Corp. Class Ba,b	98,598	2,374,240
UnitedHealth Group Inc.	894,864	95,079,300
Universal American Corp.[a]	227,347	2,052,943
WellCare Health Plans Inc.[a]	108,461	7,901,384

		298,270,875

TOTAL COMMON STOCKS (Cost: $528,113,026)		645,789,863

SHORT-TERM INVESTMENTS — 2.74%

MONEY MARKET FUNDS — 2.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	16,267,772	16,267,772
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	978,586	978,586
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	458,633	458,633

		17,704,991

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,704,991)		17,704,991

TOTAL INVESTMENTS IN SECURITIES — 102.70%
(Cost: $545,818,017)		663,494,854
Other Assets, Less Liabilities — (2.70)%		(17,451,942)

NET ASSETS — 100.00%		$646,042,912

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

104

Schedule of Investments  (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

BUILDING PRODUCTS — 13.72%
Fortune Brands Home & Security Inc.	678,063	$30,370,441
Lennox International Inc.	275,076	27,042,722
Masco Corp.	1,317,442	32,725,259
Masonite International Corp.[a,b]	305,159	19,139,573
Owens Corning	748,541	29,979,067
Quanex Building Products Corp.	767,134	14,445,133
Simpson Manufacturing Co. Inc.	549,582	17,938,356
Trex Co. Inc.[a,b]	445,300	18,938,609
Universal Forest Products Inc.	335,692	16,804,742
USG Corp.[a,b]	798,861	24,325,317

		231,709,219
CONSTRUCTION MATERIALS — 1.39%
Eagle Materials Inc.	329,758	23,485,365

		23,485,365
FOREST PRODUCTS — 1.29%
Louisiana-Pacific Corp.[a]	1,333,809	21,834,453

		21,834,453
HOME FURNISHINGS — 4.67%
Ethan Allen Interiors Inc.[b]	530,139	14,430,384
Leggett & Platt Inc.	681,642	29,058,398
Mohawk Industries Inc.[a,b]	214,909	35,468,581

		78,957,363
HOME IMPROVEMENT RETAIL — 9.31%
Home Depot Inc. (The)	730,448	76,273,380
Lowe’s Companies Inc.	893,591	60,549,726
Lumber Liquidators Holdings Inc.[a,b]	323,337	20,418,732

		157,241,838
HOMEBUILDING — 64.47%
Beazer Homes USA Inc.[a,b]	911,672	14,404,418
Cavco Industries Inc.[a]	270,623	19,893,497
D.R. Horton Inc.	7,349,024	180,198,068
Hovnanian Enterprises Inc. Class Aa,b	4,222,233	14,524,482
KB Home[b]	2,609,236	32,511,081
Lennar Corp. Class A	3,965,229	178,078,434
M.D.C. Holdings Inc.	1,180,051	29,501,275
M/I Homes Inc.[a,b]	811,885	16,757,306
Meritage Homes Corp.[a,b]	1,084,142	39,473,610
NVR Inc.[a,b]	92,853	116,459,018
PulteGroup Inc.	7,552,048	155,496,668
Ryland Group Inc. (The)	1,288,389	51,728,818
Standard-Pacific Corp.[a,b]	4,529,491	31,797,027
Taylor Morrison Home Corp. Class Aa,b	1,088,154	19,336,497
Toll Brothers Inc.[a,b]	3,818,186	132,185,599
TRI Pointe Homes Inc.[a,b]	3,955,293	56,679,349

		1,089,025,147

Security	Shares	Value

SPECIALTY CHEMICALS — 2.68%
Sherwin-Williams Co. (The)	167,146	$45,341,696

		45,341,696
TRADING COMPANIES & DISTRIBUTORS — 2.36%
Beacon Roofing Supply Inc.[a,b]	668,092	15,827,100
Watsco Inc.	220,563	24,010,488

		39,837,588

TOTAL COMMON STOCKS
(Cost: $1,742,795,795)		1,687,432,669

SHORT-TERM INVESTMENTS — 8.69%

MONEY MARKET FUNDS — 8.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	136,645,810	136,645,810
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	8,219,918	8,219,918
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,996,410	1,996,410

		146,862,138

TOTAL SHORT-TERM INVESTMENTS
(Cost: $146,862,138)		146,862,138

TOTAL INVESTMENTS IN SECURITIES — 108.58%
(Cost: $1,889,657,933)		1,834,294,807
Other Assets, Less Liabilities — (8.58)%		(145,010,760)

NET ASSETS — 100.00%		$1,689,284,047

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 21.36%
Alliant Techsystems Inc.	10,249	$1,335,547
B/E Aerospace Inc.[a]	33,875	1,975,929
Boeing Co. (The)	213,243	30,999,135
Curtiss-Wright Corp.	15,555	1,034,874
DigitalGlobe Inc.[a,b]	22,470	604,218
Esterline Technologies Corp.[a]	10,276	1,151,837
Exelis Inc.	59,771	1,022,682
General Dynamics Corp.	101,255	13,488,178
HEICO Corp.[b]	18,181	1,103,223
Hexcel Corp.[b]	30,622	1,354,411
Honeywell International Inc.	251,767	24,612,742
Huntington Ingalls Industries Inc.	15,583	1,816,978
KLX Inc.[a,b]	16,937	665,793
L-3 Communications Holdings Inc.	27,341	3,366,224
Lockheed Martin Corp.	86,369	16,269,328
Moog Inc. Class Aa	13,037	916,501
Northrop Grumman Corp.	64,969	10,196,885
Precision Castparts Corp.	45,850	9,174,585
Raytheon Co.	99,181	9,923,059
Rockwell Collins Inc.	42,699	3,655,888
Spirit AeroSystems Holdings Inc. Class Aa	41,900	1,887,176
Teledyne Technologies Inc.[a]	11,789	1,120,427
Textron Inc.	88,655	3,773,157
TransDigm Group Inc.	15,869	3,261,556
Triumph Group Inc.	16,249	927,168
United Technologies Corp. Class B	272,681	31,298,325
Vectrus Inc.[a]	3,309	92,123

		177,027,949
AIR FREIGHT & LOGISTICS — 5.18%
C.H. Robinson Worldwide Inc.	47,134	3,356,883
Expeditors International of Washington Inc.	61,996	2,707,985
FedEx Corp.	84,723	14,327,507
Hub Group Inc. Class Aa,b	11,222	374,815
United Parcel Service Inc. Class B	224,178	22,157,754

		42,924,944
BUILDING PRODUCTS — 1.53%
A.O. Smith Corp.	24,069	1,429,939
Allegion PLC	30,844	1,665,884
Armstrong World Industries Inc.[a]	14,397	729,928
Fortune Brands Home & Security Inc.	50,772	2,274,078
Lennox International Inc.	14,160	1,392,070
Masco Corp.	114,312	2,839,510
Owens Corning	37,816	1,514,531
USG Corp.[a,b]	28,901	880,035

		12,725,975
CHEMICALS — 1.11%
Sherwin-Williams Co. (The)	26,261	7,123,821
Valspar Corp. (The)	24,451	2,039,947

		9,163,768

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 3.71%
ADT Corp. (The)[b]	56,296	$1,936,582
Cintas Corp.	31,317	2,464,648
Civeo Corp.	34,202	100,212
Clean Harbors Inc.[a,b]	17,466	826,491
Covanta Holding Corp.	42,183	862,220
Deluxe Corp.	15,944	1,035,244
MSA Safety Inc.	10,055	439,001
R.R. Donnelley & Sons Co.	63,889	1,052,252
Republic Services Inc.	81,070	3,216,858
Stericycle Inc.[a]	27,278	3,581,329
Tetra Tech Inc.	20,189	464,953
Tyco International PLC	134,747	5,499,025
United Stationers Inc.	12,662	510,405
Waste Connections Inc.	39,817	1,720,891
Waste Management Inc.	137,050	7,048,481

		30,758,592
CONSTRUCTION & ENGINEERING — 1.22%
AECOM[a]	49,597	1,260,756
Chicago Bridge & Iron Co. NV	30,909	1,066,669
EMCOR Group Inc.	20,873	842,434
Fluor Corp.	50,171	2,688,664
Jacobs Engineering Group Inc.[a]	42,152	1,605,991
KBR Inc.	46,745	772,695
Quanta Services Inc.[a]	70,216	1,859,320

		10,096,529
CONSTRUCTION MATERIALS — 0.76%
Eagle Materials Inc.	16,159	1,150,844
Martin Marietta Materials Inc.	19,966	2,151,137
Vulcan Materials Co.	42,477	2,995,053

		6,297,034
CONTAINERS & PACKAGING — 3.19%
AptarGroup Inc.	20,871	1,317,169
Avery Dennison Corp.	29,380	1,535,693
Ball Corp.	43,976	2,785,000
Bemis Co. Inc.	32,129	1,423,315
Berry Plastics Group Inc.[a]	37,927	1,282,691
Crown Holdings Inc.[a]	44,834	1,986,594
Graphic Packaging Holding Co.[a]	104,810	1,517,649
Greif Inc. Class A	11,012	420,658
MeadWestvaco Corp.	53,542	2,692,092
Owens-Illinois Inc.[a]	52,922	1,235,729
Packaging Corp. of America	31,723	2,406,190
Rock-Tenn Co. Class A	45,169	2,931,468
Sealed Air Corp.	67,818	2,746,629
Silgan Holdings Inc.	14,101	724,932
Sonoco Products Co.	32,582	1,440,124

		26,445,933
ELECTRICAL EQUIPMENT — 4.97%
Acuity Brands Inc.	13,988	2,096,661
AMETEK Inc.	78,982	3,783,238
Babcock & Wilcox Co. (The)	34,405	936,848
Eaton Corp. PLC	152,649	9,630,625
Emerson Electric Co.	223,091	12,702,801

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2015

Security	Shares	Value

EnerSys	14,625	$853,807
Generac Holdings Inc.[a]	22,086	966,042
Hubbell Inc. Class B	17,446	1,849,974
Regal Beloit Corp.	14,355	988,342
Rockwell Automation Inc.	43,603	4,749,239
Sensata Technologies Holding NVa,b	54,149	2,670,629

		41,228,206
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS— 4.04%
Amphenol Corp. Class A	99,673	5,353,437
Anixter International Inc.[a]	8,770	660,907
Arrow Electronics Inc.[a]	31,270	1,721,101
Avnet Inc.	44,019	1,832,071
Belden Inc.	13,755	1,140,840
Cognex Corp.[a]	27,935	1,026,611
FEI Co.	13,322	1,095,335
FLIR Systems Inc.	45,548	1,375,550
IPG Photonics Corp.[a,b]	11,416	852,090
Itron Inc.[a,b]	12,606	469,069
Jabil Circuit Inc.	62,355	1,285,137
Keysight Technologies Inc.[a]	54,006	1,803,260
Knowles Corp.[a,b]	27,505	583,381
Littelfuse Inc.	7,188	709,743
National Instruments Corp.	32,422	975,254
TE Connectivity Ltd.	130,846	8,686,866
Trimble Navigation Ltd.[a,b]	83,348	1,987,016
Vishay Intertechnology Inc.	43,396	591,054
Zebra Technologies Corp. Class Aa	16,340	1,363,736

		33,512,458
INDUSTRIAL CONGLOMERATES— 16.12%
3M Co.	206,100	33,450,030
Carlisle Companies Inc.	20,583	1,845,883
Danaher Corp.	196,623	16,197,803
General Electric Co.	3,229,722	77,158,059
Roper Industries Inc.	32,166	4,964,500

		133,616,275
INTERNET SOFTWARE & SERVICES— 1.15%
CoStar Group Inc.[a,b]	10,439	1,926,100
LinkedIn Corp. Class Aa	33,967	7,633,744

		9,559,844
IT SERVICES — 8.83%
Accenture PLC Class A	201,819	16,958,850
Alliance Data Systems Corp.[a]	20,578	5,943,544
Automatic Data Processing Inc.	155,043	12,795,699
Broadridge Financial Solutions Inc.	38,731	1,858,701
Convergys Corp.	32,315	619,155
CoreLogic Inc.[a]	28,825	956,990
Euronet Worldwide Inc.[a]	15,962	724,515
Fidelity National Information Services Inc.	91,365	5,703,917
Fiserv Inc.[a,b]	78,554	5,697,522
FleetCor Technologies Inc.[a]	24,502	3,442,531
Genpact Ltd.[a,b]	50,231	1,008,136
Global Payments Inc.	21,723	1,896,635
Jack Henry & Associates Inc.	26,225	1,609,428
MAXIMUS Inc.	21,240	1,183,493
NeuStar Inc. Class Aa,b	18,038	474,219

Security	Shares	Value

Paychex Inc.	105,188	$4,760,809
Total System Services Inc.	53,339	1,886,600
WEX Inc.[a]	12,417	1,142,985
Xerox Corp.	344,623	4,538,685

		73,202,414
LIFE SCIENCES TOOLS & SERVICES— 1.02%
Agilent Technologies Inc.	107,113	4,045,658
Mettler-Toledo International Inc.[a,b]	9,169	2,786,918
PerkinElmer Inc.	36,296	1,659,090

		8,491,666
MACHINERY — 13.08%
Actuant Corp. Class A	19,837	458,433
AGCO Corp.	26,993	1,169,877
Allison Transmission Holdings Inc.	53,805	1,685,173
Caterpillar Inc.	194,712	15,571,119
CLARCOR Inc.	16,247	1,015,925
Colfax Corp.[a,b]	30,567	1,384,991
Crane Co.	15,889	968,435
Cummins Inc.	54,670	7,624,278
Deere & Co.	115,280	9,820,703
Donaldson Co. Inc.	41,167	1,505,066
Dover Corp.	53,108	3,719,684
Flowserve Corp.	43,947	2,394,672
Graco Inc.	19,063	1,358,048
Harsco Corp.	26,001	383,775
Hillenbrand Inc.	20,245	635,895
IDEX Corp.	25,503	1,845,142
Illinois Tool Works Inc.	115,678	10,768,465
Ingersoll-Rand PLC	85,495	5,676,868
ITT Corp.	29,458	1,054,891
Joy Global Inc.	31,479	1,320,229
Kennametal Inc.	25,353	796,591
Lincoln Electric Holdings Inc.	25,050	1,701,146
Manitowoc Co. Inc. (The)	43,369	811,000
Mueller Industries Inc.	18,305	574,594
Navistar International Corp.[a,b]	21,459	631,324
Nordson Corp.	18,888	1,376,180
Oshkosh Corp.	25,592	1,096,617
PACCAR Inc.	113,954	6,849,775
Pall Corp.	34,212	3,310,353
Parker-Hannifin Corp.	47,860	5,573,776
Pentair PLC	59,989	3,707,920
SPX Corp.	13,244	1,106,801
Terex Corp.	34,608	777,988
Timken Co. (The)	24,026	913,228
Toro Co. (The)	17,798	1,155,268
Trinity Industries Inc.	49,980	1,322,971
Valmont Industries Inc.	7,870	945,344
Wabtec Corp./DE	30,885	2,577,353
Woodward Inc.	18,756	836,705
Xylem Inc.	58,452	1,993,213

		108,419,816
MARINE — 0.16%
Kirby Corp.[a]	18,404	1,334,106

		1,334,106

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2015

Security	Shares	Value

MULTI-UTILITIES — 0.17%
MDU Resources Group Inc.	62,239	$1,407,224

		1,407,224
PAPER & FOREST PRODUCTS — 0.09%
Louisiana-Pacific Corp.[a]	45,538	745,457

		745,457
PROFESSIONAL SERVICES — 1.85%
Advisory Board Co. (The)[a]	13,453	630,677
Corporate Executive Board Co. (The)	10,867	744,607
Equifax Inc.	38,726	3,270,798
FTI Consulting Inc.[a]	13,122	533,672
Manpowergroup Inc.	25,397	1,850,933
Robert Half International Inc.	43,655	2,534,609
Towers Watson & Co. Class A	22,488	2,664,828
Verisk Analytics Inc. Class Aa,b	47,656	3,066,663

		15,296,787
ROAD & RAIL — 8.03%
Con-way Inc.	18,585	761,428
CSX Corp.	320,148	10,660,928
Genesee & Wyoming Inc. Class Aa,b	16,412	1,353,169
J.B. Hunt Transport Services Inc.	29,858	2,376,995
Kansas City Southern	35,444	3,902,030
Landstar System Inc.	14,363	920,381
Norfolk Southern Corp.	99,527	10,148,768
Old Dominion Freight Line Inc.[a]	21,849	1,532,052
Ryder System Inc.	17,036	1,410,411
Union Pacific Corp.	285,951	33,516,317

		66,582,479
TRADING COMPANIES & DISTRIBUTORS —2.33%
Air Lease Corp.	30,651	1,070,946
Applied Industrial Technologies Inc.	13,352	539,821
Fastenal Co.[b]	87,590	3,888,996
GATX Corp.	14,121	807,015
HD Supply Holdings Inc.[a]	48,869	1,408,893
MRC Global Inc.[a]	32,970	356,406
MSC Industrial Direct Co. Inc. Class A	16,209	1,216,810
NOW Inc.[a,b]	34,331	856,558
United Rentals Inc.[a]	32,056	2,655,840
W.W. Grainger Inc.	19,490	4,596,522
Watsco Inc.	8,768	954,485
WESCO International Inc.[a,b]	14,311	955,402

		19,307,694
TOTAL COMMON STOCKS
(Cost: $883,175,555)		828,145,150

SHORT-TERM INVESTMENTS — 2.42%

MONEY MARKET FUNDS — 2.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	18,271,156	18,271,156

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,099,100	$1,099,100
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	665,422	665,422

		20,035,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,035,678)		20,035,678

TOTAL INVESTMENTS IN SECURITIES — 102.32%
(Cost: $903,211,233)		848,180,828
Other Assets, Less Liabilities — (2.32)%		(19,233,953)

NET ASSETS — 100.00%		$828,946,875

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

108

Schedule of Investments  (Unaudited)

iSHARES® U.S. INSURANCE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.96%

INSURANCE BROKERS — 2.05%
Arthur J. Gallagher & Co.	37,467	$1,664,659
Brown & Brown Inc.	27,380	844,673
eHealth Inc.[a]	4,127	42,260

		2,551,592
LIFE & HEALTH INSURANCE — 32.19%
Aflac Inc.	104,588	5,969,883
American Equity Investment Life Holding Co.	17,569	448,185
CNO Financial Group Inc.	47,635	739,295
FBL Financial Group Inc. Class A	2,400	125,256
Lincoln National Corp.	60,307	3,014,144
MetLife Inc.	263,679	12,261,073
National Western Life Insurance Co. Class A	527	125,632
Primerica Inc.	12,346	612,855
Principal Financial Group Inc.	63,400	2,975,362
Protective Life Corp.	18,129	1,268,124
Prudential Financial Inc.	106,306	8,066,499
StanCorp Financial Group Inc.	9,767	605,945
Symetra Financial Corp.	22,089	448,628
Torchmark Corp.	29,869	1,495,541
Unum Group	58,505	1,817,165

		39,973,587
MULTI-LINE INSURANCE — 22.21%
American Financial Group Inc.	17,142	994,922
American International Group Inc.	324,920	15,878,840
American National Insurance Co.	2,009	209,016
Assurant Inc.	16,315	1,036,166
Genworth Financial Inc. Class Aa	115,358	805,199
Hartford Financial Services Group Inc. (The)	100,159	3,896,185
HCC Insurance Holdings Inc.	22,478	1,198,977
Horace Mann Educators Corp.	9,748	297,022
Kemper Corp.	11,630	406,003
Loews Corp.	69,485	2,658,496
National General Holdings Corp.	11,136	200,114

		27,580,940
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.41%
Voya Financial Inc.	44,917	1,752,212

		1,752,212
PROPERTY & CASUALTY INSURANCE — 41.51%
ACE Ltd.	76,999	8,312,812
Allied World Assurance Co. Holdings Ltd.	22,392	865,899
Allstate Corp. (The)	97,356	6,794,475
Ambac Financial Group Inc.[a]	9,887	241,737
Amerisafe Inc.	4,409	179,446
AmTrust Financial Services Inc.	7,320	370,538
Arch Capital Group Ltd.[a]	29,976	1,737,709
Argo Group International Holdings Ltd.	5,973	319,496
Assured Guaranty Ltd.	37,585	917,826
Axis Capital Holdings Ltd.	23,733	1,208,010

Security	Shares	Value

Chubb Corp. (The)	54,737	$5,358,752
Cincinnati Financial Corp.	34,162	1,725,523
CNA Financial Corp.	6,295	245,253
Employers Holdings Inc.	7,276	151,341
Erie Indemnity Co. Class A	5,711	494,915
First American Financial Corp.	24,913	847,540
Hanover Insurance Group Inc. (The)	10,228	705,732
Infinity Property and Casualty Corp.	2,656	186,637
Markel Corp.[a]	3,241	2,214,770
MBIA Inc.[a]	32,828	263,280
Mercury General Corp.	7,972	455,600
Navigators Group Inc. (The)[a]	2,510	186,292
Old Republic International Corp.	56,355	791,224
OneBeacon Insurance Group Ltd. Class A	5,380	85,058
ProAssurance Corp.	13,286	589,500
Progressive Corp. (The)	124,168	3,222,160
RLI Corp.	8,588	402,863
Safety Insurance Group Inc.	2,917	180,708
Selective Insurance Group Inc.	13,119	338,733
Travelers Companies Inc. (The)	76,920	7,908,914
United Fire Group Inc.	4,920	137,465
White Mountains Insurance Group Ltd.	1,395	899,189
WR Berkley Corp.	23,576	1,154,988
XL Group PLC	59,910	2,066,296

		51,560,681
REGIONAL BANKS — 0.26%
Hilltop Holdings Inc.[a]	17,626	319,912

		319,912
REINSURANCE — 1.33%
Alleghany Corp.[a]	3,740	1,653,417

		1,653,417

TOTAL COMMON STOCKS
(Cost: $109,483,906)		125,392,341

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	126,603	126,603

		126,603

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,603)		126,603

TOTAL INVESTMENTS IN SECURITIES — 101.06%
(Cost: $109,610,509)		125,518,944
Other Assets, Less Liabilities — (1.06)%		(1,324,115)

NET ASSETS — 100.00%		$124,194,829

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

January 31, 2015

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

110

Schedule of Investments  (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.92%

HEALTH CARE EQUIPMENT — 86.93%
Abbott Laboratories	1,950,521	$87,305,320
ABIOMED Inc.[a]	104,051	5,383,599
Accuray Inc.[a,b]	266,248	1,962,248
Analogic Corp.	36,965	3,013,756
Baxter International Inc.	780,142	54,851,784
Becton, Dickinson and Co.	298,593	41,229,721
Boston Scientific Corp.[a,b]	2,267,120	33,576,047
C.R. Bard Inc.	135,580	23,188,247
Cantel Medical Corp.	96,658	3,921,415
Cardiovascular Systems Inc.[a,b]	90,019	3,068,748
CareFusion Corp.[a]	372,374	22,081,778
Cynosure Inc. Class Aa	71,620	2,164,356
DexCom Inc.[a,b]	163,790	9,791,366
Edwards Lifesciences Corp.[a]	189,578	23,763,602
Globus Medical Inc. Class Aa,b	181,548	4,280,902
HeartWare International Inc.[a,b]	47,405	3,959,740
Hill-Rom Holdings Inc.	142,287	6,795,627
Hologic Inc.[a]	501,925	15,240,953
IDEXX Laboratories Inc.[a,b]	96,969	15,361,829
Insulet Corp.[a]	139,444	4,098,259
Integra LifeSciences Holdings Corp.[a,b]	72,634	4,047,167
Intuitive Surgical Inc.[a]	60,943	30,135,095
Invacare Corp.	101,515	1,487,195
Masimo Corp.[a]	137,959	3,520,714
Medtronic PLC	1,808,048	129,094,627
Natus Medical Inc.[a]	95,236	3,580,874
NuVasive Inc.[a]	121,073	5,608,101
NxStage Medical Inc.[a,b]	173,315	3,100,605
ResMed Inc.	280,235	17,506,280
Sirona Dental Systems Inc.[a]	121,525	10,963,986
St. Jude Medical Inc.	475,608	31,328,299
Steris Corp.	135,757	8,854,072
Stryker Corp.	461,748	42,042,155
Teleflex Inc.	90,995	9,969,412
Thoratec Corp.[a,b]	148,064	5,314,017
Tornier NVa,b	108,577	2,624,306
Varian Medical Systems Inc.[a,b]	194,919	18,041,703
Wright Medical Group Inc.[a,b]	142,576	3,480,280
Zeltiq Aesthetics Inc.[a]	90,574	2,917,389
Zimmer Holdings Inc.	282,462	31,663,990

		730,319,564
HEALTH CARE SUPPLIES — 0.42%
Atrion Corp.	5,301	1,775,835
OraSure Technologies Inc.[a]	190,784	1,753,305

		3,529,140
HEALTH CARE TECHNOLOGY — 0.39%
Omnicell Inc.[a]	103,645	3,299,020

		3,299,020
LIFE SCIENCES TOOLS & SERVICES — 12.18%
Bio-Rad Laboratories Inc. Class Aa	51,622	5,909,170

Security	Shares	Value

Bruker Corp.[a,b]	288,435	$5,439,884
Fluidigm Corp.[a,b]	89,263	3,439,304
Thermo Fisher Scientific Inc.	547,073	68,499,010
Waters Corp.[a]	159,828	19,027,524

		102,314,892

TOTAL COMMON STOCKS (Cost: $762,231,808)		839,462,616

SHORT-TERM INVESTMENTS — 3.35%

MONEY MARKET FUNDS — 3.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	25,841,587	25,841,587
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,554,499	1,554,499
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	783,185	783,185

		28,179,271

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,179,271)		28,179,271

TOTAL INVESTMENTS IN SECURITIES — 103.27% (Cost: $790,411,079)		867,641,887
Other Assets, Less Liabilities — (3.27)%		(27,468,174)

NET ASSETS — 100.00%		$840,173,713

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

111

Schedule of Investments  (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.91%

OIL & GAS EXPLORATION & PRODUCTION — 74.86%
Anadarko Petroleum Corp.	412,532	$33,724,491
Antero Resources Corp.[a,b]	44,716	1,549,409
Apache Corp.	306,665	19,188,029
Approach Resources Inc.[a,b]	29,992	188,050
Bill Barrett Corp.[a,b]	40,642	414,548
Bonanza Creek Energy Inc.[a]	26,003	678,158
Cabot Oil & Gas Corp.	336,426	8,915,289
California Resources Corp.[a]	248,965	1,274,701
Carrizo Oil & Gas Inc.[a,b]	34,581	1,559,603
Chesapeake Energy Corp.	422,566	8,104,816
Cimarex Energy Co.	71,057	7,333,082
Clayton Williams Energy Inc.[a]	4,914	274,693
Cobalt International Energy Inc.[a]	241,618	2,203,556
Comstock Resources Inc.[b]	36,174	146,143
Concho Resources Inc.[a,b]	92,053	10,204,075
ConocoPhillips	1,002,651	63,146,960
Contango Oil & Gas Co.[a,b]	13,071	393,045
Continental Resources Inc.[a,b]	69,719	3,165,243
Denbury Resources Inc.	286,964	1,980,052
Devon Energy Corp.	313,241	18,879,035
Diamondback Energy Inc.[a]	46,275	3,192,512
Eclipse Resources Corp.[a,b]	25,144	155,893
Energen Corp.	59,548	3,776,534
Energy XXI Ltd.[b]	76,030	223,528
EOG Resources Inc.	446,386	39,741,746
EP Energy Corp. Class Aa,b	30,375	314,381
EQT Corp.	123,409	9,186,566
EXCO Resources Inc.[b]	139,846	278,294
Gulfport Energy Corp.[a]	69,681	2,682,022
Halcon Resources Corp.[a,b]	207,094	289,932
Kosmos Energy Ltd.[a]	88,060	772,286
Laredo Petroleum Inc.[a,b]	67,525	662,420
Magnum Hunter Resources Corp.[a,b]	154,889	300,485
Marathon Oil Corp.	549,740	14,623,084
Matador Resources Co.[a,b]	55,035	1,186,555
Memorial Resource Development Corp.[a]	59,616	1,141,646
Murphy Oil Corp.	135,861	6,101,517
Newfield Exploration Co.[a]	111,800	3,329,404
Noble Energy Inc.	293,540	14,013,600
Northern Oil and Gas Inc.[a,b]	47,161	296,171
Oasis Petroleum Inc.[a]	82,607	1,110,238
Parsley Energy Inc. Class Aa,b	43,175	724,045
PDC Energy Inc.[a,b]	29,302	1,346,134
Penn Virginia Corp.[a,b]	57,468	280,444
Pioneer Natural Resources Co.	121,286	18,257,182
QEP Resources Inc.	134,988	2,729,457
Range Resources Corp.	137,377	6,356,434
Rex Energy Corp.[a,b]	38,923	137,787
Rice Energy Inc.[a]	54,711	934,464
Rosetta Resources Inc.[a,b]	50,136	855,822
RSP Permian Inc.[a,b]	29,475	789,930
Sanchez Energy Corp.[a,b]	42,153	469,584
SandRidge Energy Inc.[a,b]	319,897	451,055
SM Energy Co.	54,825	2,073,481
Southwestern Energy Co.[a,b]	308,811	7,655,425
Stone Energy Corp.[a,b]	45,647	642,710

Security	Shares	Value

Synergy Resources Corp.[a,b]	60,453	$739,340
Triangle Petroleum Corp.[a,b]	54,979	288,640
Ultra Petroleum Corp.[a,b]	124,542	1,587,910
W&T Offshore Inc.	28,685	145,146
Whiting Petroleum Corp.[a,b]	135,276	4,060,985
WPX Energy Inc.[a,b]	165,281	1,761,895

		338,989,662
OIL & GAS REFINING & MARKETING — 21.75%
Clean Energy Fuels Corp.[a,b]	55,558	231,677
CVR Energy Inc.	12,754	488,733
Delek US Holdings Inc.	43,888	1,353,945
HollyFrontier Corp.	159,335	5,723,313
Marathon Petroleum Corp.	228,233	21,132,093
PBF Energy Inc.	67,987	1,910,435
Phillips 66	450,868	31,705,038
Tesoro Corp.	102,824	8,403,806
Valero Energy Corp.	424,583	22,451,949
Western Refining Inc.	59,410	2,205,893
World Fuel Services Corp.	58,705	2,874,784

		98,481,666
OIL & GAS STORAGE & TRANSPORTATION — 3.30%
Cheniere Energy Inc.[a]	180,217	12,863,890
Targa Resources Corp.	24,027	2,086,264

		14,950,154

TOTAL COMMON STOCKS
(Cost: $569,085,733)		452,421,482

WARRANTS — 0.00%

OIL & GAS EXPLORATION & PRODUCTION — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	12,939	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 5.80%

MONEY MARKET FUNDS — 5.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	24,421,178	24,421,178
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,469,054	1,469,054

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

January 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	401,939	$401,939

		26,292,171

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,292,171)		26,292,171

TOTAL INVESTMENTS IN SECURITIES — 105.71%
(Cost: $595,377,904)		478,713,653
Other Assets, Less Liabilities — (5.71)%		(25,879,255)

NET ASSETS — 100.00%		$452,834,398

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

113

Schedule of Investments  (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.91%

INDUSTRIAL MACHINERY — 0.61%
Chart Industries Inc.[a]	71,878	$2,048,523

		2,048,523
OIL & GAS DRILLING — 18.75%
Atwood Oceanics Inc.	124,901	3,569,671
Diamond Offshore Drilling Inc.[b]	130,223	4,105,931
Ensco PLC Class A	337,454	9,462,210
Helmerich & Payne Inc.	155,148	9,240,615
Nabors Industries Ltd.	509,537	5,864,771
Nobel Corp. PLC[b]	420,318	6,817,558
Paragon Offshore PLC[b]	301,742	630,641
Parker Drilling Co.[a]	393,718	1,066,976
Patterson-UTI Energy Inc.	284,490	4,881,848
Pioneer Energy Services Corp.[a]	211,612	876,074
Rowan Companies PLC Class A	234,013	4,942,354
Transocean Ltd.[b]	504,754	8,227,490
Unit Corp.[a]	98,896	2,945,123

		62,631,262
OIL & GAS EQUIPMENT & SERVICES — 80.55%
Baker Hughes Inc.	439,834	25,505,974
Basic Energy Services Inc.[a,b]	130,642	768,175
Bristow Group Inc.	68,523	3,817,416
C&J Energy Services Inc.[a]	127,600	1,314,280
Cameron International Corp.[a]	258,450	11,573,391
CARBO Ceramics Inc.[b]	51,854	1,699,774
Core Laboratories NV	68,648	6,367,102
Dresser-Rand Group Inc.[a]	112,198	8,984,816
Dril-Quip Inc.[a]	70,828	5,257,562
ERA Group Inc.[a]	60,047	1,352,258
Exterran Holdings Inc.	132,120	3,581,773
FMC Technologies Inc.[a]	298,601	11,191,565
Forum Energy Technologies Inc.[a]	147,171	2,273,792
Frank’s International NV	95,645	1,565,709
Geospace Technologies Corp.[a,b]	42,116	1,009,942
GulfMark Offshore Inc. Class A	73,201	1,444,256
Halliburton Co.	794,550	31,774,055
Helix Energy Solutions Group Inc.[a,b]	189,948	3,565,324
Hornbeck Offshore Services Inc.[a,b]	86,722	1,925,228
ION Geophysical Corp.[a]	418,524	941,679
Matrix Service Co.[a]	74,422	1,428,902
McDermott International Inc.[a,b]	638,623	1,436,902
National Oilwell Varco Inc.	423,048	23,026,503
Newpark Resources Inc.[a,b]	217,087	1,875,632
Oceaneering International Inc.	152,590	7,989,612
Oil States International Inc.[a]	101,672	4,175,669
PHI Inc.[a]	37,380	1,278,770
RPC Inc.	158,707	1,979,076
Schlumberger Ltd.	873,085	71,933,473
SEACOR Holdings Inc.[a,b]	39,742	2,859,437
Seventy Seven Energy Inc.[a]	146,870	580,137
Superior Energy Services Inc.	278,166	5,563,320
Tesco Corp.	106,000	1,085,440
TETRA Technologies Inc.[a,b]	237,588	1,173,685

Security	Shares	Value

Tidewater Inc.	106,965	$3,129,796
US Silica Holdings Inc.	116,552	2,937,110
Weatherford International Ltd.[a,b]	1,040,273	10,746,020

		269,113,555

TOTAL COMMON STOCKS
(Cost: $473,801,329)		333,793,340

SHORT-TERM INVESTMENTS — 7.74%

MONEY MARKET FUNDS — 7.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	24,174,699	24,174,699
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,454,227	1,454,227
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	220,914	220,914

		25,849,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,849,840)		25,849,840

TOTAL INVESTMENTS IN SECURITIES — 107.65%
(Cost: $499,651,169)		359,643,180
Other Assets, Less Liabilities — (7.65)%		(25,539,061)

NET ASSETS — 100.00%		$334,104,119

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

114

Schedule of Investments  (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.99%

BIOTECHNOLOGY — 12.75%
Aegerion Pharmaceuticals Inc.[a,b]	415,385	$9,645,240
AMAG Pharmaceuticals Inc.[a,b]	239,168	10,568,834
Anacor Pharmaceuticals Inc.[a,b]	346,358	13,023,061
ARIAD Pharmaceuticals Inc.[a,b]	1,675,093	10,804,350
Infinity Pharmaceuticals Inc.[a]	559,388	8,636,951
Ironwood Pharmaceuticals Inc. Class Aa,b	887,358	13,825,038
Kythera Biopharmaceuticals Inc.[a,b]	253,157	9,417,440
Merrimack Pharmaceuticals Inc.[a,b]	1,051,820	9,918,662
NewLink Genetics Corp.[a,b]	260,030	9,514,498
Spectrum Pharmaceuticals Inc.[a,b]	1,096,623	7,676,361
TESARO Inc.[a,b]	256,693	10,326,759

		113,357,194
PHARMACEUTICALS — 87.24%
Actavis PLC[a]	179,947	47,963,073
Akorn Inc.[a,b]	386,238	16,446,014
Allergan Inc.	214,680	47,070,737
Bristol-Myers Squibb Co.	890,251	53,655,428
Catalent Inc.[a,b]	399,352	11,030,102
Depomed Inc.[a,b]	665,919	12,166,340
Eli Lilly and Co.	658,944	47,443,968
Endo International PLC[a,b]	375,573	29,899,367
Hospira Inc.[a]	401,164	25,445,833
Impax Laboratories Inc.[a,b]	436,048	15,989,880
Jazz Pharmaceuticals PLC[a]	138,479	23,450,034
Johnson & Johnson	730,810	73,183,313
Lannett Co. Inc.[a,b]	263,911	12,517,299
Mallinckrodt PLC[a]	257,235	27,264,338
Medicines Co. (The)[a]	491,573	14,093,398
Merck & Co. Inc.	1,066,529	64,290,368
Mylan Inc./PAa,b	556,461	29,575,902
Pacira Pharmaceuticals Inc.[a,b]	176,376	18,933,964
Perrigo Co. PLC	199,502	30,272,433
Pfizer Inc.	2,123,782	66,368,187
Prestige Brands Holdings Inc.[a,b]	390,576	13,381,134
Sagent Pharmaceuticals Inc.[a,b]	327,302	8,401,842
Salix Pharmaceuticals Ltd.[a,b]	196,004	26,395,859
TherapeuticsMD Inc.[a,b]	2,094,139	8,502,204
Theravance Biopharma Inc.[a,b]	516,250	8,383,900
Theravance Inc.[b]	827,214	9,322,702
VIVUS Inc.[a,b]	1,157,470	3,032,571
Zoetis Inc.	725,732	31,010,528

		775,490,718

TOTAL COMMON STOCKS
(Cost: $723,981,587)		888,847,912

SHORT-TERM INVESTMENTS — 17.84%

MONEY MARKET FUNDS — 17.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	149,193,769	149,193,769

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	8,974,740	$8,974,740
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	411,842	411,842

		158,580,351

TOTAL SHORT-TERM INVESTMENTS
(Cost: $158,580,351)		158,580,351

TOTAL INVESTMENTS IN SECURITIES — 117.83%
(Cost: $882,561,938)		1,047,428,263
Other Assets, Less Liabilities — (17.83)%		(158,458,688)

NET ASSETS — 100.00%		$888,969,575

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

115

Schedule of Investments  (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.34%
Alexander & Baldwin Inc.	353,986	$13,543,504
St. Joe Co. (The)[a,b]	512,867	8,287,931

		21,831,435
DIVERSIFIED REITS — 4.75%
American Realty Capital Properties Inc.	6,918,644	64,101,237
Cousins Properties Inc.[b]	1,574,799	17,385,781
Duke Realty Corp.	2,605,687	56,882,147
Lexington Realty Trust[b]	1,617,037	18,450,392
Liberty Property Trust[b]	1,135,071	45,743,361
Spirit Realty Capital Inc.	3,051,395	39,240,940
Washington Real Estate Investment Trust[b]	518,411	14,883,580
WP Carey Inc.	738,000	52,995,780

		309,683,218
HEALTH CARE REITS — 10.64%
HCP Inc.[b]	3,483,350	164,727,622
Health Care REIT Inc.	2,483,938	203,558,719
Healthcare Realty Trust Inc.[b]	756,945	22,776,475
Healthcare Trust of America Inc. Class Ab	919,338	27,083,698
Medical Properties Trust Inc.[b]	1,535,376	23,598,729
Omega Healthcare Investors Inc.[b]	974,505	42,741,789
Senior Housing Properties Trust[b]	1,561,759	36,373,367
Ventas Inc.[b]	2,165,493	172,827,996

		693,688,395
HOTEL & RESORT REITS — 5.54%
DiamondRock Hospitality Co.[b]	1,507,113	21,898,352
Hospitality Properties Trust[b]	1,124,848	36,658,796
Host Hotels & Resorts Inc.[b]	5,747,868	131,568,699
LaSalle Hotel Properties	855,131	34,598,600
Pebblebrook Hotel Trust[b]	548,826	25,487,479
RLJ Lodging Trust[b]	1,011,893	34,475,195
Ryman Hospitality Properties Inc.[b]	394,108	21,636,529
Strategic Hotels & Resorts Inc.[a]	2,053,196	27,553,890
Sunstone Hotel Investors Inc.[b]	1,591,264	27,131,057

		361,008,597
INDUSTRIAL REITS — 3.26%
DCT Industrial Trust Inc.[b]	677,302	25,574,923
EastGroup Properties Inc.[b]	247,881	16,023,028
Prologis Inc.	3,792,355	171,186,905

		212,784,856
MORTGAGE REITS — 5.52%
American Capital Agency Corp.	2,690,639	57,983,270
Annaly Capital Management Inc.[b]	7,211,125	76,149,480
ARMOUR Residential REIT Inc.[b]	2,829,409	9,365,344
Chimera Investment Corp.	7,919,902	24,868,492
Colony Financial Inc.[b]	846,685	21,209,459
CYS Investments Inc.[b]	1,272,147	11,245,780

Security	Shares	Value

Hatteras Financial Corp.	386,206	$7,021,225
Invesco Mortgage Capital Inc.[b]	958,389	14,701,687
MFA Financial Inc.[b]	2,848,334	22,330,939
NorthStar Realty Finance Corp.	1,712,511	32,383,583
Redwood Trust Inc.[b]	652,356	13,001,455
Starwood Property Trust Inc.[b]	1,702,670	40,744,893
Two Harbors Investment Corp.	2,811,303	29,012,647

		360,018,254
OFFICE REITS — 12.65%
Alexandria Real Estate Equities Inc.	549,443	53,581,681
BioMed Realty Trust Inc.[b]	1,513,178	36,997,202
Boston Properties Inc.	1,161,325	161,191,910
Brandywine Realty Trust	1,381,981	22,954,704
Columbia Property Trust Inc.	964,389	23,598,599
Corporate Office Properties Trust[b]	715,229	21,456,870
Digital Realty Trust Inc.[b]	1,031,269	75,220,761
Douglas Emmett Inc.	1,045,796	29,784,270
DuPont Fabros Technology Inc.[b]	509,436	18,981,585
Equity Commonwealth	992,776	26,159,648
Highwoods Properties Inc.	700,185	32,908,695
Kilroy Realty Corp.	641,371	47,557,660
Mack-Cali Realty Corp.	654,198	12,763,403
Piedmont Office Realty Trust Inc. Class Ab	1,190,482	23,250,114
SL Green Realty Corp.[b]	733,589	92,432,214
Vornado Realty Trust	1,324,687	146,298,432

		825,137,748
REAL ESTATE DEVELOPMENT — 0.55%
Howard Hughes Corp. (The)[a,b]	276,525	36,122,461

		36,122,461
REAL ESTATE OPERATING COMPANIES — 0.48%
Forest City Enterprises Inc. Class Aa,b	1,289,615	31,595,567

		31,595,567
REAL ESTATE SERVICES — 2.62%
CBRE Group Inc. Class Aa	2,128,748	68,843,710
Jones Lang LaSalle Inc.	342,097	50,315,627
Realogy Holdings Corp.[a]	1,116,083	51,897,860

		171,057,197
RESIDENTIAL REITS — 13.39%
American Campus Communities Inc.	805,677	35,417,561
American Homes 4 Rent Class Ab	1,096,888	18,307,061
Apartment Investment and Management Co. Class A	1,170,383	46,651,466
AvalonBay Communities Inc.[b]	1,001,080	173,176,829
Camden Property Trust	659,331	50,801,454
Equity Lifestyle Properties Inc.	611,399	33,461,867
Equity Residential[b]	2,746,678	213,169,680
Essex Property Trust Inc.	485,686	109,789,320
Home Properties Inc.[b]	439,872	31,010,976
Mid-America Apartment Communities Inc.[b]	574,953	45,605,272
Post Properties Inc.	419,409	25,479,097
Sun Communities Inc.[b]	380,706	25,785,217
UDR Inc.	1,944,360	64,669,414

		873,325,214

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

January 31, 2015

Security	Shares	Value

RETAIL REITS — 20.06%
CBL & Associates Properties Inc.[b]	1,310,509	$27,022,695
DDR Corp.[b]	2,286,861	44,822,476
Federal Realty Investment Trust	518,527	74,548,627
General Growth Properties Inc.	4,761,716	143,708,589
Kimco Realty Corp.[b]	3,128,662	86,507,504
Kite Realty Group Trust[b]	645,021	19,711,842
Macerich Co. (The)	1,068,497	91,901,427
National Retail Properties Inc.[b]	1,008,270	43,194,287
Realty Income Corp.[b]	1,693,043	91,949,165
Regency Centers Corp.	712,075	48,819,862
Retail Properties of America Inc. Class A	1,812,559	32,064,169
Simon Property Group Inc.	2,352,773	467,401,884
Tanger Factory Outlet Centers Inc.[b]	737,112	29,005,357
Taubman Centers Inc.	424,807	34,812,934
Urban Edge Properties[a,b]	680,159	16,146,975
Weingarten Realty Investors[b]	863,625	32,368,665
WP GLIMCHER Inc.[b]	1,396,280	24,686,230

		1,308,672,688
SPECIALIZED REITS — 20.13%
American Tower Corp.	3,003,304	291,170,323
Corrections Corp. of America[b]	892,178	35,080,439
Crown Castle International Corp.	2,530,763	218,936,307
CubeSmart	1,249,272	30,782,062
EPR Properties[b]	439,001	28,561,405
Extra Space Storage Inc.[b]	842,966	55,635,756
Gaming and Leisure Properties Inc.	693,874	22,641,109
GEO Group Inc. (The)	571,221	24,859,538
Iron Mountain Inc.[b]	1,411,138	56,219,738
Lamar Advertising Co.Class A	551,601	30,900,688
Outfront Media Inc.	1,021,393	28,956,483
Plum Creek Timber Co. Inc.[b]	1,340,852	59,694,731
Potlatch Corp.	317,165	12,642,197
Public Storage	1,099,667	220,857,120
Rayonier Inc.	970,522	28,484,821
Sovran Self Storage Inc.	259,883	24,623,914
Weyerhaeuser Co.	3,979,141	142,652,205

		1,312,698,836

TOTAL COMMON STOCKS
(Cost: $6,395,661,409)		6,517,624,466

SHORT-TERM INVESTMENTS — 5.81%

MONEY MARKET FUNDS — 5.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	354,321,515	354,321,515
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	21,314,183	21,314,183

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,575,836	$3,575,836

		379,211,534

TOTAL SHORT-TERM INVESTMENTS
(Cost: $379,211,534)		379,211,534

TOTAL INVESTMENTS IN SECURITIES — 105.74%
(Cost: $6,774,872,943)		6,896,836,000
Other Assets, Less Liabilities — (5.74)%		(374,377,816)

NET ASSETS — 100.00%		$6,522,458,184

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

117

Schedule of Investments  (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.82%

DIVERSIFIED BANKS — 22.36%
Comerica Inc.	285,567	$11,851,031
U.S. Bancorp	2,718,140	113,917,247

		125,768,278
REGIONAL BANKS — 72.01%
Associated Banc-Corp.	246,863	4,149,768
BancorpSouth Inc.	140,221	2,783,387
Bank of Hawaii Corp.	71,408	4,031,696
BB&T Corp.	1,117,775	39,446,280
BOK Financial Corp.	35,388	1,914,845
Cathay General Bancorp	121,488	2,902,348
City National Corp.	77,429	6,712,320
Commerce Bancshares Inc.	133,866	5,354,640
Cullen/Frost Bankers Inc.	88,505	5,513,862
East West Bancorp Inc.	230,145	8,326,646
F.N.B. Corp.	283,305	3,399,660
Fifth Third Bancorp	1,291,780	22,347,794
First Financial Bankshares Inc.	104,978	2,592,957
First Horizon National Corp.	381,452	4,955,062
First Niagara Financial Group Inc.	574,574	4,665,541
First Republic Bank	194,499	9,903,889
FirstMerit Corp.	268,279	4,395,751
Fulton Financial Corp.	302,437	3,372,173
Glacier Bancorp Inc.	122,760	2,733,865
Hancock Holding Co.	132,872	3,469,288
Huntington Bancshares Inc.	1,294,326	12,969,147
IBERIABANK Corp.	54,667	2,985,365
International Bancshares Corp.	95,203	2,143,020
KeyCorp	1,367,519	17,764,072
M&T Bank Corp.[a]	207,164	23,442,678
MB Financial Inc.	105,186	2,988,334
PNC Financial Services Group Inc. (The)[b]	807,950	68,304,093
Popular Inc.[c]	167,423	5,161,651
PrivateBancorp Inc.	114,780	3,482,425
Prosperity Bancshares Inc.	97,155	4,448,727
Regions Financial Corp.	2,165,086	18,836,248
Signature Bank[c]	80,461	9,424,397
SunTrust Banks Inc.	813,305	31,247,178
Susquehanna Bancshares Inc.	295,387	3,724,830
SVB Financial Group[c]	81,457	9,196,495
Synovus Financial Corp.	220,721	5,687,980
TCF Financial Corp.	272,153	4,000,649
Texas Capital Bancshares Inc.[c]	74,455	3,041,487
Trustmark Corp.	110,934	2,369,550
UMB Financial Corp.	61,766	2,996,886
Umpqua Holdings Corp.	350,927	5,442,878
United Bankshares Inc./WV	103,893	3,512,622
Valley National Bancorp[a]	359,376	3,263,134
Webster Financial Corp.	146,512	4,473,011
Wintrust Financial Corp.	76,358	3,319,282
Zions Bancorp	325,078	7,788,869

		404,986,780

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 5.45%
Capitol Federal Financial Inc.	212,704	$2,650,292
Hudson City Bancorp Inc.	773,498	6,938,277
New York Community Bancorp Inc.	706,066	10,908,719
People’s United Financial Inc.	495,489	6,971,530
Washington Federal Inc.	160,415	3,185,842

		30,654,660

TOTAL COMMON STOCKS
(Cost: $573,079,222)		561,409,718

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[b,d,e]	795,646	795,646
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,d,e]	47,862	47,862
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	635,708	635,708

		1,479,216

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,479,216)		1,479,216

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $574,558,438)		562,888,934
Other Assets, Less Liabilities — (0.08)%		(465,221)

NET ASSETS — 100.00%		$562,423,713

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

118

Schedule of Investments  (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.83%

COMMERCIAL SERVICES & SUPPLIES — 0.14%
Pitney Bowes Inc.	260,716	$6,251,970

		6,251,970
COMMUNICATIONS EQUIPMENT — 9.35%
ARRIS Group Inc.[a]	170,195	4,462,513
Aruba Networks Inc.[a]	141,905	2,352,785
Brocade Communications Systems Inc.	560,759	6,235,640
Ciena Corp.[a,b]	139,012	2,574,502
Cisco Systems Inc.	6,613,649	174,368,856
CommScope Holding Co. Inc.[a]	106,555	2,994,728
EchoStar Corp. Class Aa	55,639	2,902,687
F5 Networks Inc.[a]	95,320	10,639,619
Finisar Corp.[a,b]	128,440	2,329,902
Harris Corp.	134,909	9,056,441
InterDigital Inc.	48,450	2,421,531
JDS Uniphase Corp.[a]	298,281	3,624,114
Juniper Networks Inc.	497,110	11,299,310
Motorola Solutions Inc.	273,955	17,097,532
Palo Alto Networks Inc.[a,b]	86,262	10,902,654
Plantronics Inc.	55,640	2,549,981
Polycom Inc.[a]	175,934	2,339,922
QUALCOMM Inc.	2,150,342	134,310,361
Riverbed Technology Inc.[a]	201,232	4,141,355
ViaSat Inc.[a,b]	55,409	3,115,094

		409,719,527
COMPUTERS & PERIPHERALS — 26.24%
3D Systems Corp.[a,b]	135,757	3,947,814
Apple Inc.	7,585,296	888,693,279
Diebold Inc.	83,350	2,600,520
Electronics For Imaging Inc.[a]	61,115	2,362,095
EMC Corp.	2,631,817	68,243,015
Hewlett-Packard Co.	2,413,734	87,208,210
Lexmark International Inc. Class A	80,164	3,199,345
NCR Corp.[a]	218,459	5,548,859
NetApp Inc.	403,056	15,235,517
SanDisk Corp.	285,363	21,661,905
Seagate Technology PLC	423,210	23,885,972
Western Digital Corp.	282,370	27,454,835

		1,150,041,366
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.20%
CDW Corp./DE	154,120	5,280,151
Corning Inc.	1,657,869	39,407,546
Ingram Micro Inc. Class Aa	201,834	5,082,180
Tech Data Corp.[a]	49,417	2,821,711

		52,591,588
HEALTH CARE TECHNOLOGY — 0.88%
Allscripts Healthcare Solutions Inc.[a]	220,510	2,626,274
athenahealth Inc.[a,b]	49,379	6,898,740
Cerner Corp.[a]	393,080	26,080,858

Security	Shares	Value

Medidata Solutions Inc.[a,b]	70,530	$3,032,085

		38,637,957
HOUSEHOLD DURABLES — 0.19%
Garmin Ltd.	156,287	8,183,187

		8,183,187
INTERNET SOFTWARE & SERVICES — 18.65%
Akamai Technologies Inc.[a]	230,029	13,377,336
AOL Inc.[a]	101,023	4,369,245
eBay Inc.[a]	1,462,188	77,495,964
Equinix Inc.	70,874	15,369,736
Facebook Inc. Class Aa	2,704,220	205,277,340
Google Inc. Class Aa	368,693	198,190,922
Google Inc. Class Ca,b	368,314	196,871,199
IAC/InterActiveCorp	99,527	6,066,171
j2 Global Inc.	59,055	3,392,119
Pandora Media Inc.[a]	237,598	3,944,127
Rackspace Hosting Inc.[a]	154,476	6,945,241
Twitter Inc.[a]	664,754	24,948,217
VeriSign Inc.[a,b]	141,381	7,702,437
Yahoo! Inc.[a]	1,139,508	50,126,957
Zillow Inc. Class Aa,b	33,190	3,216,775

		817,293,786
IT SERVICES — 6.57%
Amdocs Ltd.	204,542	9,854,833
CACI International Inc. Class Aa	30,863	2,610,701
Cognizant Technology Solutions Corp. Class Aa	787,550	42,630,081
Computer Sciences Corp.	181,397	11,007,170
DST Systems Inc.	37,981	3,672,763
Gartner Inc.[a,b]	113,572	9,565,034
International Business Machines Corp.	1,190,338	182,490,719
Leidos Holdings Inc.	80,556	3,335,018
Science Applications International Corp.	52,047	2,538,853
Teradata Corp.[a,b]	197,260	8,789,906
Vantiv Inc. Class Aa	193,872	6,667,258
VeriFone Systems Inc.[a,b]	146,630	4,602,716

		287,765,052
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.65%
Advanced Micro Devices Inc.[a,b]	817,194	2,100,188
Altera Corp.	394,026	12,973,306
Analog Devices Inc.	402,495	20,972,002
Applied Materials Inc.	1,575,802	35,991,318
Atmel Corp.[a]	541,501	4,510,703
Avago Technologies Ltd.	327,052	33,647,110
Broadcom Corp. Class A	696,756	29,566,841
Cavium Inc.[a,b]	69,831	4,106,761
Cree Inc.[a,b]	154,952	5,479,103
Cypress Semiconductor Corp.	190,685	2,808,790
Fairchild Semiconductor International Inc.[a,b]	154,090	2,365,281
Integrated Device Technology Inc.[a]	192,856	3,527,336
Intel Corp.	6,253,366	206,611,213
KLA-Tencor Corp.	212,581	13,067,354
Lam Research Corp.	205,590	15,715,300
Linear Technology Corp.	308,278	13,854,013
Marvell Technology Group Ltd.	552,547	8,558,953
Maxim Integrated Products Inc.	365,351	12,089,465

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2015

Security	Shares	Value

Microchip Technology Inc.	259,533	$11,704,938
Micron Technology Inc.[a]	1,388,376	40,630,824
Microsemi Corp.[a]	123,339	3,436,224
NVIDIA Corp.	667,245	12,814,440
ON Semiconductor Corp.[a]	565,462	5,660,275
Qorvo Inc.[a]	191,047	14,112,642
Semtech Corp.[a]	85,965	2,188,669
Silicon Laboratories Inc.[a]	51,106	2,236,398
Skyworks Solutions Inc.	246,621	20,481,874
SunEdison Inc.[a,b]	326,363	6,112,779
Synaptics Inc.[a,b]	47,520	3,650,011
Teradyne Inc.	280,837	5,083,150
Texas Instruments Inc.	1,366,155	73,020,985
Xilinx Inc.	341,784	13,184,318

		642,262,564
SOFTWARE — 21.96%
ACI Worldwide Inc.[a,b]	147,255	2,719,800
Adobe Systems Inc.[a]	612,782	42,974,402
ANSYS Inc.[a]	118,557	9,563,993
Aspen Technology Inc.[a]	117,424	4,150,351
Autodesk Inc.[a]	294,241	15,890,485
CA Inc.	413,804	12,538,261
Cadence Design Systems Inc.[a,b]	377,229	6,786,350
CDK Global Inc.	208,346	9,408,905
Citrix Systems Inc.[a]	207,993	12,325,665
CommVault Systems Inc.[a]	55,956	2,438,562
Fair Isaac Corp.	41,270	2,944,615
Fortinet Inc.[a]	178,895	5,348,066
Guidewire Software Inc.[a]	89,623	4,490,112
Informatica Corp.[a]	140,980	5,876,751
Intuit Inc.	369,281	32,060,976
Manhattan Associates Inc.[a]	96,821	4,322,089
Mentor Graphics Corp.	126,908	2,920,153
Microsoft Corp.	10,660,909	430,700,724
NetSuite Inc.[a,b]	45,422	4,470,887
Nuance Communications Inc.[a,b]	326,963	4,494,106
Oracle Corp.	4,183,845	175,261,267
PTC Inc.[a]	150,524	5,029,007
QLIK Technologies Inc.[a,b]	116,000	3,294,400
Red Hat Inc.[a]	242,878	15,493,188
Rovi Corp.[a]	121,665	2,811,678
Salesforce.com Inc.[a,b]	759,009	42,846,058
ServiceNow Inc.[a,b]	170,441	12,425,149
SolarWinds Inc.[a]	85,123	4,098,672
Solera Holdings Inc.	88,558	4,569,593
Splunk Inc.[a]	155,184	8,015,254
SS&C Technologies Holdings Inc.	87,648	4,849,564
Symantec Corp.	892,630	22,110,445
Synopsys Inc.[a]	200,928	8,637,895
Tableau Software Inc. Class Aa	51,717	4,176,665
Tyler Technologies Inc.[a]	42,819	4,542,240
Ultimate Software Group Inc. (The)[a]	36,677	5,428,563
Verint Systems Inc.[a]	78,715	4,201,807
VMware Inc. Class Aa	111,239	8,576,527
Workday Inc. Class Aa,b	122,771	9,755,384

		962,548,609

TOTAL COMMON STOCKS
(Cost: $4,049,716,729)		4,375,295,606

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.94%

MONEY MARKET FUNDS — 2.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	113,339,785	$113,339,785
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	6,817,946	6,817,946
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,520,761	8,520,761

		128,678,492

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,678,492)		128,678,492

TOTAL INVESTMENTS IN SECURITIES — 102.77%
(Cost: $4,178,395,221)		4,503,974,098
Other Assets, Less Liabilities — (2.77)%		(121,395,078)

NET ASSETS — 100.00%		$4,382,579,020

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

120

Schedule of Investments  (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.85%

COMMUNICATIONS EQUIPMENT — 2.36%
Ruckus Wireless Inc.[a,b]	1,127,269	$11,937,779

		11,937,779
DIVERSIFIED TELECOMMUNICATION SERVICES — 69.36%
8x8 Inc.[a,b]	1,622,791	12,511,718
AT&T Inc.	1,913,161	62,981,260
Atlantic Tele-Network Inc.	186,462	12,386,671
CenturyLink Inc.	895,887	33,300,120
Cincinnati Bell Inc.[a,b]	3,965,632	11,619,302
Consolidated Communications Holdings Inc.	572,747	13,333,550
Frontier Communications Corp.	3,743,214	25,135,682
General Communication Inc. Class Aa,b	872,750	12,811,970
Globalstar Inc.[a,b]	4,830,386	11,689,534
inContact Inc.[a,b]	1,412,923	12,108,750
Iridium Communications Inc.[a,b]	1,413,784	12,031,302
Level 3 Communications Inc.[a]	625,581	31,116,399
Verizon Communications Inc.	1,397,113	63,862,035
Vonage Holdings Corp.[a]	3,662,174	15,381,131
Windstream Holdings Inc.	2,520,644	20,039,120

		350,308,544
WIRELESS TELECOMMUNICATION SERVICES — 28.13%
Leap Wireless International Inc.	692,354	1,744,732
NTELOS Holdings Corp.[b,c]	1,657,987	6,797,747
SBA Communications Corp. Class Aa,b	274,520	32,036,484
Shenandoah Telecommunications Co.	427,992	12,715,642
Spok Holdings Inc.	651,383	11,151,677
Sprint Corp.[a,b]	4,634,876	19,929,967
T-Mobile US Inc.[a]	964,921	29,121,316
Telephone & Data Systems Inc.	757,221	17,605,388
United States Cellular Corp.[a]	314,765	10,950,674

		142,053,627

TOTAL COMMON STOCKS
(Cost: $532,658,368)		504,299,950

SHORT-TERM INVESTMENTS — 5.25%

MONEY MARKET FUNDS — 5.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%[c,d,e]	24,903,623	24,903,623
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,498,075	1,498,075

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	142,924	$142,924

		26,544,622

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,544,622)		26,544,622

TOTAL INVESTMENTS IN SECURITIES — 105.10%
(Cost: $559,202,990)		530,844,572
Other Assets, Less Liabilities — (5.10)%		(25,767,429)

NET ASSETS — 100.00%		$505,077,143

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

121

Schedule of Investments  (Unaudited)

iSHARES® U.S. UTILITIES ETF

January 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.88%

ELECTRIC UTILITIES — 53.13%
ALLETE Inc.	107,113	$6,067,951
American Electric Power Co. Inc.	1,366,228	85,812,781
Cleco Corp.	168,569	9,163,411
Duke Energy Corp.	1,975,136	172,113,351
Edison International	909,841	62,005,664
El Paso Electric Co.	112,537	4,508,232
Entergy Corp.	503,997	44,104,777
Exelon Corp.	2,400,071	86,498,559
FirstEnergy Corp.	1,175,052	47,389,847
Great Plains Energy Inc.	429,763	12,708,092
Hawaiian Electric Industries Inc.	286,565	9,829,180
IDACORP Inc.	140,351	9,531,236
ITC Holdings Corp.	434,889	18,500,178
NextEra Energy Inc.	1,218,877	133,150,124
Northeast Utilities	884,675	49,170,237
Pepco Holdings Inc.	703,456	19,309,867
Pinnacle West Capital Corp.	308,443	21,646,530
PNM Resources Inc.	222,476	6,785,518
Portland General Electric Co.	218,382	8,669,765
PPL Corp.	1,857,243	65,932,127
Southern Co. (The)	2,512,760	127,447,187
UIL Holdings Corp.	157,999	7,267,954
Westar Energy Inc.	365,093	15,596,773
Xcel Energy Inc.	1,412,147	52,997,877

		1,076,207,218
GAS UTILITIES — 6.13%
AGL Resources Inc.	333,918	18,826,297
Atmos Energy Corp.	280,346	15,954,491
National Fuel Gas Co.	235,128	14,914,169
New Jersey Resources Corp.	118,053	7,541,226
ONE GAS Inc.	145,357	6,423,326
Piedmont Natural Gas Co.	218,742	8,725,618
Questar Corp.	489,496	12,702,421
South Jersey Industries Inc.	93,976	5,474,102
Southwest Gas Corp.	129,888	7,982,916
UGI Corp.	481,495	17,810,500
WGL Holdings Inc.	138,869	7,846,099

		124,201,165
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.67%
AES Corp. (The)	1,831,863	22,385,366
Calpine Corp.[a]	1,000,830	20,897,330
Dynegy Inc.[a]	288,319	7,876,875
NRG Energy Inc.	944,150	23,282,739

		74,442,310
MULTI-UTILITIES — 34.90%
Alliant Energy Corp.	309,798	21,255,241
Ameren Corp.	677,554	30,679,645
Avista Corp.	159,854	5,935,379
Black Hills Corp.	124,797	6,259,818
CenterPoint Energy Inc.	1,200,182	27,712,202

Security	Shares	Value

CMS Energy Corp.	768,089	$28,979,998
Consolidated Edison Inc.	817,912	56,664,943
Dominion Resources Inc.	1,630,593	125,376,296
DTE Energy Co.	494,254	44,314,814
Integrys Energy Group Inc.	223,305	18,110,035
NiSource Inc.	881,610	38,138,449
NorthWestern Corp.	128,197	7,404,659
PG&E Corp.	1,326,700	78,023,227
Public Service Enterprise Group Inc.	1,413,150	60,313,242
SCANA Corp.	398,066	25,384,669
Sempra Energy	645,451	72,238,876
TECO Energy Inc.	655,495	13,981,708
Vectren Corp.	230,423	11,041,870
Wisconsin Energy Corp.	629,734	35,120,265

		706,935,336
WATER UTILITIES — 2.05%
American Water Works Co. Inc.	500,722	28,110,533
Aqua America Inc.	493,365	13,345,523

		41,456,056

TOTAL COMMON STOCKS (Cost: $2,024,467,162)		2,023,242,085

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,309,262	2,309,262

		2,309,262

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,309,262)		2,309,262

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $2,026,776,424)		2,025,551,347
Other Assets, Less Liabilities — 0.01%		186,601

NET ASSETS — 100.00%		$2,025,737,948

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

122

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF

Asia Developed Real Estate	Select Dividend
Cohen & Steers REIT	Transportation Average
Core Dividend Growth[a]	U.S. Aerospace & Defense
Core High Dividend[b]	U.S. Basic Materials
Dow Jones U.S.	U.S. Broker-Dealers
Europe Developed Real Estate	U.S. Consumer Goods
Global REIT[c]	U.S. Consumer Services
International Developed Real Estate	U.S. Energy
International Select Dividend	U.S. Financial Services
Morningstar Large-Cap	U.S. Financials
Morningstar Large-Cap Growth	U.S. Healthcare
Morningstar Large-Cap Value	U.S. Healthcare Providers
Morningstar Mid-Cap	U.S. Home Construction
Morningstar Mid-Cap Growth	U.S. Industrials
Morningstar Mid-Cap Value	U.S. Insurance
Morningstar Small-Cap	U.S. Medical Devices
Morningstar Small-Cap Growth	U.S. Oil & Gas Exploration & Production
Morningstar Small-Cap Value	U.S. Oil Equipment & Services
Mortgage Real Estate Capped	U.S. Pharmaceuticals
MSCI KLD 400 Social	U.S. Real Estate
MSCI USA ESG Select	U.S. Regional Banks
North America Real Estate	U.S. Technology
Real Estate 50	U.S. Telecommunications
Residential Real Estate Capped	U.S. Utilities

[a]	The Fund commenced operations on June 10, 2014.

[b]	Formerly the iShares High Dividend ETF.

[c]	The Fund commenced operations on July 8, 2014.

123

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized

124

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

125

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Asia Developed Real Estate
Assets:
Common Stocks	$18,745,487	$—	$—	$18,745,487
Money Market Funds	469,484	—	—	469,484

	$19,214,971	$—	$—	$19,214,971

Cohen & Steers REIT
Assets:
Common Stocks	$3,759,877,268	$—	$—	$3,759,877,268
Money Market Funds	110,210,447	—	—	110,210,447

	$3,870,087,715	$—	$—	$3,870,087,715

Core Dividend Growth
Assets:
Common Stocks	$157,919,082	$—	$—	$157,919,082
Money Market Funds	197,193	—	—	197,193

	$158,116,275	$—	$—	$158,116,275

Liabilities:
Futures Contracts[a]	$(5,654)	$—	$—	$(5,654)

Core High Dividend
Assets:
Common Stocks	$5,508,819,901	$—	$—	$5,508,819,901
Money Market Funds	6,682,511	—	—	6,682,511

	$5,515,502,412	$—	$—	$5,515,502,412

Liabilities:
Futures Contracts[a]	$(105,705)	$—	$—	$(105,705)

Dow Jones U.S.
Assets:
Common Stocks	$924,493,850	$—	$—	$924,493,850
Money Market Funds	24,299,407	—	—	24,299,407

	$948,793,257	$—	$—	$948,793,257

Europe Developed Real Estate
Assets:
Common Stocks	$45,434,084	$—	$—	$45,434,084
Investment Companies	728,874	—	—	728,874
Rights	939	—	—	939
Money Market Funds	339,058	—	—	339,058

	$46,502,955	$—	$—	$46,502,955

Global REIT
Assets:
Common Stocks	$16,336,599	$—	$—	$16,336,599
Rights	87	—	—	87
Money Market Funds	322,195	—	—	322,195

	$16,658,881	$—	$—	$16,658,881

International Developed Real Estate
Assets:
Common Stocks	$957,267,012	$—	$—	$957,267,012
Investment Companies	5,023,959	—	—	5,023,959
Rights	7,622	—	—	7,622
Money Market Funds	13,301,225	—	—	13,301,225

	$975,599,818	$—	$—	$975,599,818

126

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iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

International Select Dividend
Assets:
Common Stocks	$4,119,084,949	$—	$—	$4,119,084,949
Money Market Funds	13,199,762	—	—	13,199,762

	$4,132,284,711	$—	$—	$4,132,284,711

Morningstar Large-Cap
Assets:
Common Stocks	$696,474,841	$—	$—	$696,474,841
Money Market Funds	553,551	—	—	553,551

	$697,028,392	$—	$—	$697,028,392

Morningstar Large-Cap Growth
Assets:
Common Stocks	$646,431,139	$—	$—	$646,431,139
Money Market Funds	10,010,990	—	—	10,010,990

	$656,442,129	$—	$—	$656,442,129

Morningstar Large-Cap Value
Assets:
Common Stocks	$293,825,577	$—	$—	$293,825,577
Money Market Funds	389,798	—	—	389,798

	$294,215,375	$—	$—	$294,215,375

Morningstar Mid-Cap
Assets:
Common Stocks	$405,148,454	$—	$—	$405,148,454
Money Market Funds	20,139,210	—	—	20,139,210

	$425,287,664	$—	$—	$425,287,664

Morningstar Mid-Cap Growth
Assets:
Common Stocks	$207,960,393	$—	$—	$207,960,393
Money Market Funds	19,766,468	—	—	19,766,468

	$227,726,861	$—	$—	$227,726,861

Morningstar Mid-Cap Value
Assets:
Common Stocks	$219,382,983	$—	$—	$219,382,983
Money Market Funds	3,536,526	—	—	3,536,526

	$222,919,509	$—	$—	$222,919,509

Morningstar Small-Cap
Assets:
Common Stocks	$214,880,926	$—	$—	$214,880,926
Money Market Funds	21,992,945	—	—	21,992,945

	$236,873,871	$—	$—	$236,873,871

Morningstar Small-Cap Growth
Assets:
Common Stocks	$112,714,566	$—	$—	$112,714,566
Money Market Funds	26,190,825	—	—	26,190,825

	$138,905,391	$—	$—	$138,905,391

Morningstar Small-Cap Value
Assets:
Common Stocks	$402,748,171	$105,134	$—	$402,853,305
Money Market Funds	36,829,528	—	—	36,829,528

	$439,577,699	$105,134	$—	$439,682,833

Mortgage Real Estate Capped
Assets:
Common Stocks	$1,202,569,154	$—	$—	$1,202,569,154
Money Market Funds	144,617,624	—	—	144,617,624

	$1,347,186,778	$—	$—	$1,347,186,778

127

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iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI KLD 400 Social
Assets:
Common Stocks	$404,123,233	$—	$—	$404,123,233
Money Market Funds	7,997,085	—	—	7,997,085

	$412,120,318	$—	$—	$412,120,318

MSCI USA ESG Select
Assets:
Common Stocks	$307,115,221	$—	$—	$307,115,221
Money Market Funds	3,944,501	—	—	3,944,501

	$311,059,722	$—	$—	$311,059,722

North America Real Estate
Assets:
Common Stocks	$24,374,864	$—	$—	$24,374,864
Money Market Funds	1,173,558	—	—	1,173,558

	$25,548,422	$—	$—	$25,548,422

Real Estate 50
Assets:
Common Stocks	$89,533,116	$—	$—	$89,533,116
Money Market Funds	4,584,172	—	—	4,584,172

	$94,117,288	$—	$—	$94,117,288

Residential Real Estate Capped
Assets:
Common Stocks	$340,431,794	$—	$—	$340,431,794
Money Market Funds	22,515,326	—	—	22,515,326

	$362,947,120	$—	$—	$362,947,120

Select Dividend
Assets:
Common Stocks	$15,526,547,489	$—	$—	$15,526,547,489
Money Market Funds	58,604,030	—	—	58,604,030

	$15,585,151,519	$—	$—	$15,585,151,519

Liabilities:
Futures Contracts[a]	$(248,744)	$—	$—	$(248,744)

Transportation Average
Assets:
Common Stocks	$1,971,646,061	$—	$—	$1,971,646,061
Money Market Funds	16,824,190	—	—	16,824,190

	$1,988,470,251	$—	$—	$1,988,470,251

U.S. Aerospace & Defense
Assets:
Common Stocks	$405,658,226	$—	$—	$405,658,226
Money Market Funds	27,219,768	—	—	27,219,768

	$432,877,994	$—	$—	$432,877,994

U.S. Basic Materials
Assets:
Common Stocks	$538,857,651	$—	$—	$538,857,651
Money Market Funds	5,989,080	—	—	5,989,080

	$544,846,731	$—	$—	$544,846,731

U.S. Broker-Dealers
Assets:
Common Stocks	$240,869,346	$—	$—	$240,869,346
Money Market Funds	12,339,811	—	—	12,339,811

	$253,209,157	$—	$—	$253,209,157

128

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iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

U.S. Consumer Goods
Assets:
Common Stocks	$562,281,013	$—	$—	$562,281,013
Money Market Funds	15,802,907	—	—	15,802,907

	$578,083,920	$—	$—	$578,083,920

U.S. Consumer Services
Assets:
Common Stocks	$808,692,270	$—	$—	$808,692,270
Money Market Funds	28,770,442	—	—	28,770,442

	$837,462,712	$—	$—	$837,462,712

U.S. Energy
Assets:
Common Stocks	$1,144,923,511	$—	$—	$1,144,923,511
Money Market Funds	33,848,040	—	—	33,848,040

	$1,178,771,551	$—	$—	$1,178,771,551

U.S. Financial Services
Assets:
Common Stocks	$570,701,782	$—	$—	$570,701,782
Money Market Funds	2,022,163	—	—	2,022,163

	$572,723,945	$—	$—	$572,723,945

U.S. Financials
Assets:
Common Stocks	$1,916,023,300	$—	$—	$1,916,023,300
Money Market Funds	27,255,040	—	—	27,255,040

	$1,943,278,340	$—	$—	$1,943,278,340

U.S. Healthcare
Assets:
Common Stocks	$2,029,385,547	$—	$—	$2,029,385,547
Money Market Funds	54,339,971	—	—	54,339,971

	$2,083,725,518	$—	$—	$2,083,725,518

U.S. Healthcare Providers
Assets:
Common Stocks	$645,789,863	$—	$—	$645,789,863
Money Market Funds	17,704,991	—	—	17,704,991

	$663,494,854	$—	$—	$663,494,854

U.S. Home Construction
Assets:
Common Stocks	$1,687,432,669	$—	$—	$1,687,432,669
Money Market Funds	146,862,138	—	—	146,862,138

	$1,834,294,807	$—	$—	$1,834,294,807

U.S. Industrials
Assets:
Common Stocks	$828,145,150	$—	$—	$828,145,150
Money Market Funds	20,035,678	—	—	20,035,678

	$848,180,828	$—	$—	$848,180,828

U.S. Insurance
Assets:
Common Stocks	$125,392,341	$—	$—	$125,392,341
Money Market Funds	126,603	—	—	126,603

	$125,518,944	$—	$—	$125,518,944

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iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

U.S. Medical Devices
Assets:
Common Stocks	$839,462,616	$—		$—	$839,462,616
Money Market Funds	28,179,271	—		—	28,179,271

	$867,641,887	$—		$—	$867,641,887

U.S. Oil & Gas Exploration & Production
Assets:
Common Stocks	$452,421,482	$—		$—	$452,421,482
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	26,292,171	—		—	26,292,171

	$478,713,653	$0	[b]	$—	$478,713,653

U.S. Oil Equipment & Services
Assets:
Common Stocks	$333,793,340	$—		$—	$333,793,340
Money Market Funds	25,849,840	—		—	25,849,840

	$359,643,180	$—		$—	$359,643,180

U.S. Pharmaceuticals
Assets:
Common Stocks	$888,847,912	$—		$—	$888,847,912
Money Market Funds	158,580,351	—		—	158,580,351

	$1,047,428,263	$—		$—	$1,047,428,263

U.S. Real Estate
Assets:
Common Stocks	$6,517,624,466	$—		$—	$6,517,624,466
Money Market Funds	379,211,534	—		—	379,211,534

	$6,896,836,000	$—		$—	$6,896,836,000

U.S. Regional Banks
Assets:
Common Stocks	$561,409,718	$—		$—	$561,409,718
Money Market Funds	1,479,216	—		—	1,479,216

	$562,888,934	$—		$—	$562,888,934

U.S. Technology
Assets:
Common Stocks	$4,375,295,606	$—		$—	$4,375,295,606
Money Market Funds	128,678,492	—		—	128,678,492

	$4,503,974,098	$—		$—	$4,503,974,098

U.S. Telecommunications
Assets:
Common Stocks	$502,555,218	$1,744,732		$—	$504,299,950
Money Market Funds	26,544,622	—		—	26,544,622

	$529,099,840	$1,744,732		$—	$530,844,572

U.S. Utilities
Assets:
Common Stocks	$2,023,242,085	$—		$—	$2,023,242,085
Money Market Funds	2,309,262	—		—	2,309,262

	$2,025,551,347	$—		$—	$2,025,551,347

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

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iSHARES® TRUST

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

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iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia Developed Real Estate	$20,376,391	$1,147,912	$(2,309,332)	$(1,161,420)
Cohen & Steers REIT	3,204,495,000	835,280,945	(169,688,230)	665,592,715
Core Dividend Growth	159,551,239	4,740,741	(6,175,705)	(1,434,964)
Core High Dividend	5,489,587,483	279,249,123	(253,334,194)	25,914,929
Dow Jones U.S.	706,742,311	293,650,886	(51,599,940)	242,050,946
Europe Developed Real Estate	43,645,905	4,448,075	(1,591,025)	2,857,050
Global REIT	15,385,471	1,404,772	(131,362)	1,273,410
International Developed Real Estate	956,350,005	86,552,815	(67,303,002)	19,249,813
International Select Dividend	4,380,976,939	302,819,923	(551,512,151)	(248,692,228)
Morningstar Large-Cap	608,348,206	101,753,595	(13,073,409)	88,680,186
Morningstar Large-Cap Growth	468,608,601	196,545,004	(8,711,476)	187,833,528
Morningstar Large-Cap Value	278,789,812	28,545,475	(13,119,912)	15,425,563
Morningstar Mid-Cap	383,112,510	56,897,485	(14,722,331)	42,175,154
Morningstar Mid-Cap Growth	183,037,641	51,165,623	(6,476,403)	44,689,220
Morningstar Mid-Cap Value	198,129,663	35,264,620	(10,474,774)	24,789,846
Morningstar Small-Cap	218,497,486	31,924,959	(13,548,574)	18,376,385
Morningstar Small-Cap Growth	128,789,760	17,592,338	(7,476,707)	10,115,631
Morningstar Small-Cap Value	409,457,087	55,575,845	(25,350,099)	30,225,746
Mortgage Real Estate Capped	1,527,715,890	43,212,370	(223,741,482)	(180,529,112)
MSCI KLD 400 Social	343,268,885	78,322,356	(9,470,923)	68,851,433
MSCI USA ESG Select	254,778,849	60,964,803	(4,683,930)	56,280,873
North America Real Estate	21,356,422	4,871,070	(679,070)	4,192,000
Real Estate 50	76,944,823	20,477,915	(3,305,450)	17,172,465
Residential Real Estate Capped	301,187,774	65,790,054	(4,030,708)	61,759,346
Select Dividend	12,073,852,485	3,997,843,191	(486,544,157)	3,511,299,034
Transportation Average	1,998,349,844	99,326,410	(109,206,003)	(9,879,593)
U.S. Aerospace & Defense	410,985,930	38,620,617	(16,728,553)	21,892,064
U.S. Basic Materials	677,746,058	11,380,238	(144,279,565)	(132,899,327)
U.S. Broker-Dealers	254,942,416	17,268,803	(19,002,062)	(1,733,259)
U.S. Consumer Goods	530,874,270	60,469,372	(13,259,722)	47,209,650
U.S. Consumer Services	784,086,021	72,388,057	(19,011,366)	53,376,691
U.S. Energy	1,467,036,011	5,530,413	(293,794,873)	(288,264,460)
U.S. Financial Services	559,545,437	51,676,752	(38,498,244)	13,178,508
U.S. Financials	2,100,534,618	26,292,742	(183,549,020)	(157,256,278)
U.S. Healthcare	1,970,427,085	145,187,609	(31,889,176)	113,298,433
U.S. Healthcare Providers	548,146,156	124,451,895	(9,103,197)	115,348,698
U.S. Home Construction	1,903,678,306	52,110,733	(121,494,232)	(69,383,499)
U.S. Industrials	907,691,603	29,344,147	(88,854,922)	(59,510,775)
U.S. Insurance	110,660,541	17,975,704	(3,117,301)	14,858,403
U.S. Medical Devices	796,494,403	88,828,547	(17,681,063)	71,147,484
U.S. Oil & Gas Exploration & Production	601,348,281	10,017,734	(132,652,362)	(122,634,628)
U.S. Oil Equipment & Services	507,053,723	2,272,021	(149,682,564)	(147,410,543)
U.S. Pharmaceuticals	890,116,756	179,349,891	(22,038,384)	157,311,507
U.S. Real Estate	6,806,844,197	274,193,273	(184,201,470)	89,991,803
U.S. Regional Banks	581,441,135	14,964,337	(33,516,538)	(18,552,201)
U.S. Technology	4,230,404,913	455,319,644	(181,750,459)	273,569,185
U.S. Telecommunications	573,642,252	27,775,318	(70,572,998)	(42,797,680)
U.S. Utilities	2,030,399,203	56,721,900	(61,569,756)	(4,847,856)

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iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

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2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended January 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Dividend Growth
BlackRock Inc.	—	4,113	(1,244)	2,869	$976,923	$7,415	$17,449

Dow Jones U.S.
BlackRock Inc.	5,631	626	(618)	5,639	$1,920,136	$32,897	$86,698
PNC Financial Services Group Inc. (The)	23,934	2,758	(3,374)	23,318	1,971,304	34,750	75,520

					$3,891,440	$67,647	$162,218

International Select Dividend
Bradken Ltd.	7,713,420	2,809,030	(626,782)	9,895,668	$21,038,069	$834,854	$(643,625)
Net One System Co. Ltd.[a]	4,901,000	1,396,500	(180,000)	6,117,500	36,768,016	752,395	50,409

					$57,806,085	$1,587,249	$(593,216)

Morningstar Large-Cap Growth
BlackRock Inc.	12,717	3,286	(1,042)	14,961	$5,094,370	$76,806	$63,453

Morningstar Large-Cap Value
PNC Financial Services Group Inc. (The)	32,551	4,160	(4,062)	32,649	$2,760,146	$46,899	$60,546

Morningstar Small-Cap Value
PennyMac Mortgage Investment Trust	53,341	—	—	53,341	$1,200,706	$32,538	$—

Mortgage Real Estate Capped
PennyMac Mortgage Investment Trust	1,226,313	—	—	1,226,313	$27,604,306	$2,219,627	$—

MSCI KLD 400 Social
Blackrock Inc.	7,144	1,680	(1,529)	7,295	$2,484,020	$40,136	$118,195

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iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
PNC Financial Services Group Inc. (The)	28,386	6,894	(5,586)	29,694	$2,510,331	$40,499	$114,118

					$4,994,351	$80,635	$232,313

MSCI USA ESG Select
BlackRock Inc.	807	9,662	(208)	10,261	$3,493,973	$35,863	$11,207

Select Dividend
Avista Corp.	3,486,948	442,366	(139,603)	3,789,711	$140,711,969	$3,440,095	$535,946
Bank of Hawaii Corp.	2,509,164	258,518	(113,702)	2,653,980	149,843,711	3,484,911	610,982
Black Hills Corp.	2,339,549	300,124	(85,018)	2,554,655	128,141,495	2,828,832	829,999
Domtar Corp.	—	3,630,483	(57,436)	3,573,047	136,847,700	2,509,081	125,789
IDACORP Inc.	2,601,071	334,238	(93,836)	2,841,473	192,964,432	3,567,919	354,468
Integrys Energy Group Inc.[b]	3,936,552	496,839	(142,769)	4,290,622	347,969,444	8,347,135	1,701,102
Mercury General Corp.	3,763,869	16,986	—	3,780,855	216,075,863	6,974,683	—
Meredith Corp.	2,524,351	326,957	(90,427)	2,760,881	143,731,465	3,408,768	599,194
New Jersey Resources Corp.	2,964,995	367,672	(117,187)	3,215,480	205,404,863	4,086,548	833,116
Universal Corp.	3,026,528	—	(3,026,528)	—	—	1,858,814	(6,902,489)
UNS Energy Corp.	2,890,921	109,404	(3,000,325)	—	—	2,500,332	56,912,756

					$1,661,690,942	$43,007,118	$55,600,863

U.S. Financial Services
BlackRock Inc.	37,044	7,323	(9,098)	35,269	$12,009,447	$198,634	$927,834
PNC Financial Services Group Inc. (The)	157,487	29,600	(41,404)	145,683	12,316,041	212,551	698,526

					$24,325,488	$411,185	$1,626,360

U.S. Financials
BlackRock Inc.	55,133	64,992	(55,971)	64,154	$21,845,078	$265,856	$4,011,518
PNC Financial Services Group Inc. (The)	234,333	271,991	(241,306)	265,018	22,404,622	351,293	2,466,172

					$44,249,700	$617,149	$6,477,690

U.S. Regional Banks
PNC Financial Services Group Inc. (The)	657,385	462,094	(311,529)	807,950	$68,304,093	$1,042,418	$4,462,567

U.S. Telecommunications
NII Holding Inc.	13,100,463	642,180	(13,742,643)	—	$—	$—	$(21,262,863)
NTELOS Holdings Corp.	1,134,779	1,533,802	(1,010,594)	1,657,987	6,797,747	447,407	(2,587,729)

					$6,797,747	$447,407	$(23,850,592)

[a]	As of January 31, 2015, the Fund held less than 5% of the outstanding voting shares of the issuer.
[b]	Not an affiliate at the beginning of the period.

135

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

136

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this
Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	March 27, 2015

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 27, 2015